      As filed with the Securities and Exchange Commission on November 26, 1996

                                                               File No. 33-79194


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / X/
                         Post-Effective Amendment No. 10    / X/

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / X/
                                 Amendment No. 12           / X/

                                   QUALIVEST FUNDS
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                  --------------------------------------------
           (Address of Principal Executive Offices)  (Zip Code)


       Registrant's Telephone Number, including area code:  1-800-743-8637

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C.  20005


                                   Copies to:

               George R. Landreth                Robert Tuch, Esq.
               BISYS Fund Services               BISYS Fund Services
               3435 Stelzer Road                 3435 Stelzer Road
               Columbus, Ohio  43219-3035        Columbus, Ohio  43219-3035


It is proposed that this filing will become effective (check appropriate box)

                    immediately upon filing pursuant to paragraph (b)
          -----
            x       on December 1, 1996 pursuant to paragraph (b)
          -----
                    60 days after filing pursuant to paragraph (a)(1)
          -----
                    on (date) pursuant to paragraph (a)(2) of Rule 485
          -----


          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
          ----------------------------------------------------------------

* Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended July 31, 1996 on September 27, 1996.

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933

                    QUALIVEST LARGE COMPANIES VALUE FUND
                    QUALIVEST SMALL COMPANIES VALUE FUND
                     QUALIVEST INCOME EQUITY VALUE FUND
                  QUALIVEST INTERNATIONAL OPPORTUNITIES FUND
                       QUALIVEST OPTIMIZED STOCK FUND
                      QUALIVEST INTERMEDIATE BOND FUND
                      QUALIVEST DIVERSIFIED BOND FUND
                   QUALIVEST TAX-FREE NATIONAL BOND FUND
                 QUALIVEST U.S. TREASURY MONEY MARKET FUND
                        QUALIVEST MONEY MARKET FUND
                    QUALIVEST TAX-FREE MONEY MARKET FUND


Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.   Cover page..................       Cover Page

2.   Synopsis....................       Prospectus Summary; Fund Expenses;
                                        Fee Tables

3.   Condensed Financial
     Information.................       Selected Financial Information

4.   General Description of
     Registrant..................       Investment Objectives and Policies;
                                        Investment Techniques and Risk
                                        Factors; General Information

5.   Management of the Fund......       Management of the Funds

5A.  Management's Discussion of
     Fund Performance............       Inapplicable

6.   Capital Stock and Other
     Securities..................       Dividends and Taxes; General
                                        Information

7.   Purchase of Securities
     Being Offered...............       Valuation of Shares; Purchasing
                                        Shares; Sales Charges on the Equity
                                        and Income Funds; Distribution
                                        Plans

8.   Redemption or Repurchase....       Redeeming Shares

9.   Pending Legal Proceedings...       Inapplicable

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933

                   QUALIVEST LARGE COMPANIES GROWTH FUND
                       QUALIVEST MICRO CAP VALUE FUND

Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.   Cover page..................       Cover Page

2.   Synopsis....................       Prospectus Summary; Fund Expenses;
                                        Fee Table

3.   Condensed Financial
     Information.................       Selected Financial Information

4.   General Description of
     Registrant..................       Investment Objectives and Policies;
                                        Investment Techniques and Risk
                                        Factors; General Information

5.   Management of the Fund......       Management of the Funds

5A.  Management's Discussion of
     Fund Performance............       Inapplicable

6.   Capital Stock and Other
     Securities..................       Dividends and Taxes; General
                                        Information

7.   Purchase of Securities
     Being Offered...............       Valuation of Shares; Purchasing
                                        Shares; Sales Charges; Distribution
                                        Plans

8.   Redemption or Repurchase....       Redeeming Shares

9.   Pending Legal Proceedings...       Inapplicable

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933


                    QUALIVEST ALLOCATED CONSERVATIVE FUND
                      QUALIVEST ALLOCATED BALANCED FUND
                       QUALIVEST ALLOCATED GROWTH FUND
                    QUALIVEST ALLOCATED AGGRESSIVE FUND


Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.   Cover page..................       Cover Page

2.   Synopsis....................       Prospectus Summary; Fund Expenses;
                                        Fee Tables

3.   Condensed Financial
     Information.................       Selected Financial Information

4.   General Description of
     Registrant..................       Investment Objectives and Policies;
                                        Investment Objectives and Poli-
                                        cies -- Underlying Funds;
                                        Underlying Funds' Investment
                                        Techniques and Risk Factors;
                                        General Information

5.   Management of the Fund......       Management of the Funds

5A.  Management's Discussion of
     Fund Performance............       Inapplicable

6.   Capital Stock and Other
     Securities..................       Dividends and Taxes; General
                                        Information

7.   Purchase of Securities
     Being Offered...............       Valuation of Shares; Purchasing
                                        Shares; Sales Charges; Distribution
                                        Plans

8.   Redemption or Repurchase....       Redeeming Shares

9.   Pending Legal Proceedings...       Inapplicable

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933

                 QUALIVEST U.S. TREASURY MONEY MARKET FUND
                        QUALIVEST MONEY MARKET FUND
                    QUALIVEST TAX-FREE MONEY MARKET FUND

Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.   Cover page..................       Cover Page

2.   Synopsis....................       Prospectus Summary; Fund Expenses;
                                        Fee Table

3.   Condensed Financial
     Information.................       Selected Financial Information

4.   General Description of
     Registrant..................       Investment Objectives and Policies;
                                        Investment Techniques and Risk
                                        Factors; General Information

5.   Management of the Fund......       Management of the Funds

5A.  Management's Discussion of
     Fund Performance............       Inapplicable

6.   Capital Stock and Other
     Securities..................       Dividends and Taxes; General
                                        Information

7.   Purchase of Securities
     Being Offered...............       Valuation of Shares; Purchasing
                                        Shares; Distribution Plan

8.   Redemption or Repurchase....       Redeeming Shares

9.   Pending Legal Proceedings...       Inapplicable

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933

                    QUALIVEST LARGE COMPANIES VALUE FUND
                    QUALIVEST SMALL COMPANIES VALUE FUND
                     QUALIVEST INCOME EQUITY VALUE FUND
                 QUALIVEST INTERNATIONAL OPPORTUNITIES FUND
                       QUALIVEST OPTIMIZED STOCK FUND
                      QUALIVEST INTERMEDIATE BOND FUND
                      QUALIVEST DIVERSIFIED BOND FUND
                   QUALIVEST TAX-FREE NATIONAL BOND FUND
                 QUALIVEST U.S. TREASURY MONEY MARKET FUND
                        QUALIVEST MONEY MARKET FUND
                    QUALIVEST TAX-FREE MONEY MARKET FUND

Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.   Cover page..................       Cover Page

2.   Synopsis....................       Prospectus Summary; Fund Expenses;
                                        Fee Tables

3.   Condensed Financial
     Information.................       Selected Financial Information

4.   General Description of
     Registrant..................       Investment Objectives and Policies;
                                        Investment Techniques and Risk
                                        Factors; General Information

5.   Management of the Fund......       Management of the Funds

5A.  Management's Discussion of
     Fund Performance............       Inapplicable

6.   Capital Stock and Other
     Securities..................       Dividends and Taxes; General
                                        Information

7.   Purchase of Securities
     Being Offered...............       Valuation of Shares; Purchasing
                                        Shares

8.   Redemption or Repurchase....       Redeeming Shares

9.   Pending Legal Proceedings...       Inapplicable

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933

                   QUALIVEST LARGE COMPANIES GROWTH FUND
                       QUALIVEST MICRO CAP VALUE FUND

Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.   Cover page..................       Cover Page

2.   Synopsis....................       Prospectus Summary; Fund Expenses;
                                        Fee Table

3.   Condensed Financial
     Information.................       Inapplicable

4.   General Description of
     Registrant..................       Investment Objectives and Policies;
                                        Investment Techniques and Risk
                                        Factors; General Information

5.   Management of the Fund......       Management of the Funds

5A.  Management's Discussion of
     Fund Performance............       Inapplicable

6.   Capital Stock and Other
     Securities..................       Dividends and Taxes; General
                                        Information

7.   Purchase of Securities
     Being Offered...............       Valuation of Shares; Purchasing
                                        Shares

8.   Redemption or Repurchase....       Redeeming Shares

9.   Pending Legal Proceedings...       Inapplicable

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933


                    QUALIVEST ALLOCATED CONSERVATIVE FUND
                      QUALIVEST ALLOCATED BALANCED FUND
                       QUALIVEST ALLOCATED GROWTH FUND
                    QUALIVEST ALLOCATED AGGRESSIVE FUND


Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.   Cover page..................       Cover Page

2.   Synopsis....................       Prospectus Summary; Fund Expenses;
                                        Fee Tables

3.   Condensed Financial
     Information.................       Inapplicable

4.   General Description of
     Registrant..................       Investment Objectives and Policies;
                                        Investment Objectives and Poli-
                                        cies -- Underlying Funds;
                                        Underlying Funds' Investment
                                        Techniques and Risk Factors;
                                        General Information

5.   Management of the Fund......       Management of the Funds

5A.  Management's Discussion of
     Fund Performance............       Inapplicable

6.   Capital Stock and Other
     Securities..................       Dividends and Taxes; General
                                        Information

7.   Purchase of Securities
     Being Offered...............       Valuation of Shares; Purchasing
                                        Shares

8.   Redemption or Repurchase....       Redeeming Shares

9.   Pending Legal Proceedings...       Inapplicable

                              QUALIVEST FUNDS
                           CROSS REFERENCE SHEET

                            Required by Rule 404
                      under the Securities Act of 1933


                    QUALIVEST LARGE COMPANIES VALUE FUND
                   QUALIVEST LARGE COMPANIES GROWTH FUND
                    QUALIVEST SMALL COMPANIES VALUE FUND
                       QUALIVEST MICRO CAP VALUE FUND
                     QUALIVEST INCOME EQUITY VALUE FUND
                 QUALIVEST INTERNATIONAL OPPORTUNITIES FUND
                       QUALIVEST OPTIMIZED STOCK FUND
                      QUALIVEST INTERMEDIATE BOND FUND
                      QUALIVEST DIVERSIFIED BOND FUND
                   QUALIVEST TAX-FREE NATIONAL BOND FUND
                 QUALIVEST U.S. TREASURY MONEY MARKET FUND
                        QUALIVEST MONEY MARKET FUND
                    QUALIVEST TAX-FREE MONEY MARKET FUND
                    QUALIVEST ALLOCATED CONSERVATIVE FUND
                       QUALIVEST ALLOCATED BALANCED FUND
                        QUALIVEST ALLOCATED GROWTH FUND
                     QUALIVEST ALLOCATED AGGRESSIVE FUND


                                        Statement of Additional
Form N-1A Part B Item                   Information Caption
---------------------                   -----------------------

10.  Cover Page..................       Cover Page

11.  Table of Contents..........        Table of Contents

12.  General Information and
     History.....................       Inapplicable

13.  Investment Objectives and
     Policies....................       Investment Policies

14.  Management of the Fund......       Management of the Trust - Trustees
                                        and Officers

15.  Control Persons and Principal
     Holders of Securities.......       Additional Information - Principal
                                        Shareholders

16.  Investment Advisory and Other

     Services....................       Management of the Trust -
                                        Investment Adviser; Management of
                                        the Trust - Distributor; Management
                                        of the Trust - Custodians, Transfer
                                        Agent and Fund Accounting Services;
                                        Management of the Trust - Auditors

17.  Brokerage Allocation........       Management of the Trust - Portfolio
                                        Transactions

18.  Capital Stock and Other
     Securities..................       Additional Information -
                                        Description of Shares

19.  Purchase, Redemption and
     Pricing of Securities
     Being Offered...............       Additional Purchase and Redemption
                                        Information

20.  Tax Status..................       Additional Information - Additional
                                        Tax Information

21.  Underwriters................       Management of the Trust -
                                        Distributor

22.  Calculation of Performance
     Data........................       Additional Information - Yields of
                                        the Money Funds; Additional
                                        Information - Yields of the Parent
                                        Funds, the Equity Funds and the
                                        Income Funds

23.  Financial Statements........       Additional Information - Financial
                                        Statements

                             THE QUALIVEST MUTUAL FUNDS:
                             INVESTMENT EXPERTISE WITH A LOCAL PERSPECTIVE


                               The Qualivest Mutual Funds are designed to
                               provide investors with the best of both worlds:
Qualivest Capital              nationally recognized investment management
                               expertise combined with a local perpective. While
Management, Inc. and           Qualivest's portfolio managers have access to
                               Wall Street using today's technology, they also
U.S. Bank are subsidiaries     have unique insight into the companies and
                               businesses in which they invest.
of U.S. Bancorp,
                               Constant review of broad investment trends and
the largest bank holding       detailed company research allows Qualivest's
                               portfolio managers to uncover value that others
company headquartered          may overlook...or be too far away to notice. Let
                               the Qualivest Mutual Funds' unique combination of
in the Northwest. With         institutional size and strength and local
                               management perspective guide your mutual fund
assets of more than $30        investments.

billion, U.S. Bancorp has
                             QUALIVEST CAPITAL MANAGEMENT, INC.:
provided individuals and     THE PEOPLE BEHIND THE PERFORMANCE

local institutions with
                               The Qualivest Mutual Funds are managed by
quality investment             Qualivest Capital Management, Inc., a subsidiary
                               of U.S. Bancorp. headquartered in the Pacific
management for more            Northwest. During the last decade, Qualivest
                               Capital Management, Inc. has quietly grown into a
than 100 years.                regional powerhouse with $10 billion under
                               management, by developing solid investment strategies for individual and institutional investors like you.

                               Enhancing the value of assets is Qualivest's only business. Whether you are investing in a 401(k) plan, a 403(b) plan, an IRA account or a regular mutual fund account, Qualivest Capital Management, Inc. and the Qualivest Mutual Funds are a smart choice. Let Qualivest's savvy investment advice and strong investment discipline help you reach your goals.

                                   QUALIVEST
                                     FUNDS

                                CLASS A&C SHARES

                   QUALIVEST U.S. TREASURY MONEY MARKET FUND
                          QUALIVEST MONEY MARKET FUND
                      QUALIVEST TAX-FREE MONEY MARKET FUND
                     QUALIVEST TAX-FREE NATIONAL BOND FUND
                        QUALIVEST INTERMEDIATE BOND FUND
                        QUALIVEST DIVERSIFIED BOND FUND
                         QUALIVEST OPTIMIZED STOCK FUND
                       QUALIVEST INCOME EQUITY VALUE FUND
                      QUALIVEST LARGE COMPANIES VALUE FUND
                   QUALIVEST INTERNATIONAL OPPORTUNITIES FUND
                      QUALIVEST SMALL COMPANIES VALUE FUND

             INVESTMENT ADVISER                                LEGAL COUNSEL
     Qualivest Capital Management, Inc.                   Dechert Price & Rhoads
                P.O. Box 2758                               1500 K Street, N.W.
           Portland, Oregon 97208                       Washington, D.C. 20005-1208


         ADMINISTRATOR & DISTRIBUTOR                            AUDITORS
             BISYS Fund Services                          Deloitte & Touche LLP
              3435 Stelzer Road                      1700 Courthouse Plaza Northeast
          Columbus, Ohio 43219-3035                         Dayton, Ohio 45402

                               TABLE OF CONTENTS

                                                                      Page
                                                                      ----
Prospectus Summary...............................................       3
Fund Expenses....................................................       9
Fee Tables.......................................................       9
Selected Financial Information...................................      13
Investment Objectives and Policies...............................      18
Investment Techniques and Risk Factors...........................      28
Valuation of Shares..............................................      39
Purchasing Shares................................................      40
Sales Charges on the Equity and Income Funds.....................      42
Qualivest Individual Retirement Accounts ("IRA").................      48
Redeeming Shares.................................................      49
Management of the Funds..........................................      52
Distribution Plans...............................................      56
Dividends and Taxes..............................................      58
General Information..............................................      61

                       PROSPECTUS DATED DECEMBER 1, 1996


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                QUALIVEST FUNDS

3435 Stelzer Road
Columbus, Ohio
43219                                                        1-800-743-8637

    Qualivest Funds (the "Trust") is an open-end management investment company which currently offers fifteen separate diversified investment portfolios ("funds"), each with different investment objectives and policies. These funds enable the Trust to meet a wide range of investment needs. This Prospectus relates only to the following funds (the "Funds"):

    - Qualivest U.S. Treasury Money              - Qualivest Diversified Bond
      Market Fund;                                 Fund;
    - Qualivest Money Market Fund;               - Qualivest Optimized Stock
                                                   Fund;
    - Qualivest Tax-Free Money Market Fund;      - Qualivest Income Equity
                                                   Value Fund;*
    - Qualivest Tax-Free National Bond Fund;*    - Qualivest Large Companies
                                                   Value Fund;
    - Qualivest Intermediate Bond                - Qualivest International
      Fund;                                        Opportunities Fund; and
                                                 - Qualivest Small Companies
                                                   Value Fund.

* SHARES OF THE QUALIVEST TAX-FREE NATIONAL BOND FUND AND THE QUALIVEST INCOME EQUITY VALUE FUND ARE NOT CURRENTLY OFFERED FOR SALE.


    Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), acts as the investment adviser to each of the Funds.

    Additional information about the Trust and each of its funds, contained in a Statement of Additional Information dated December 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.

                                                          Continued on next page

    The Shares of the Qualivest U.S. Treasury Money Market, Qualivest Money Market and Qualivest Tax-Free Money Market Funds are not insured or guaranteed by the United States Government. Each of these Funds seeks to maintain a constant net asset value of $1.00 per Share, but there can be no assurance that net asset value will not vary.

    Shares of the Funds are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Funds involves investment risk, including the possible loss of principal.

    This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

                                 --------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
    HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
      UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REP-
               RESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 --------------

               The date of this Prospectus is December 1, 1996.

    The Trustees of the Trust have divided beneficial ownership of each Fund into transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares. This Prospectus describes the Class A Shares of each Fund, as well as the Class C Shares of the Qualivest Large Companies Value Fund, Qualivest Small Companies Value Fund, Qualivest Income Equity Value Fund, Qualivest International Opportunities Fund, Qualivest Optimized Stock Fund, Qualivest Intermediate Bond Fund, Qualivest Diversified Bond Fund, and Qualivest Tax-Free National Bond Fund. Class A and Class C Shares of the Funds are currently offered to the general public. The Qualivest U.S. Treasury Money Market Fund, Qualivest Money Market Fund and Qualivest Tax-Free Money Market Fund offer a class of Shares known as Class Q Shares to corporate investors. Each Fund also offers a class of Shares known as Class Y Shares to certain qualified institutional investors.

                               PROSPECTUS SUMMARY


Shares Offered........................  Class A and Class C Shares of the Qualivest Large
                                          Companies Value Fund (the "Large Companies
                                          Fund"), the Qualivest Small Companies Value Fund
                                          (the "Small Companies Fund"), the Qualivest Income
                                          Equity Value Fund (the "Income Equity Fund"), the
                                          Qualivest International Opportunities Fund (the
                                          "International Fund") and the Qualivest Optimized
                                          Stock Fund (the "Optimized Fund") (collectively,
                                          the "Equity Funds"); Class A and Class C Shares
                                          of the Qualivest Intermediate Bond Fund (the
                                          "Intermediate Bond Fund"), the Qualivest
                                          Diversified Bond Fund (the "Bond Fund") and the
                                          Qualivest Tax-Free National Bond Fund (the
                                          "Tax-Free Bond Fund") (collectively, the
                                          "Income Funds"); and Class A Shares of the
                                          Qualivest U.S. Treasury Money Market Fund
                                          (the "U.S. Treasury Fund"), the Qualivest
                                          Money Market Fund (the "Money Market
                                          Fund") and the Qualivest Tax-Free Money Market
                                          Fund (the "Tax-Free Money Market Fund") (collec-
                                          tively, the "Money Funds" and, with the Equity
                                          Funds and the Income Funds, the "Funds"), which
                                          are eleven separate diversified investment
                                          portfolios ("funds") of Qualivest Funds, a
                                          Massachusetts business trust (the "Trust") which
                                          is registered as an open-end management
                                          investment company.

Offering Price and Sales Charges......  Each Equity Fund and each Income Fund offers investors a choice of Class A and Class C Shares,
                                          which differ principally with respect to sales
                                          charges and the rate of expenses to which they
                                          are subject. The public offering price of Class A
                                          Shares of each Equity Fund is equal to the net
                                          asset value per Share plus a sales charge equal
                                          to 4.50% of the public offering price, reduced
                                          when the total purchase amount is $50,000 or
                                          more. The public offering price of Class A Shares
                                          of each Income Fund is equal to the net asset
                                          value per Share plus a sales charge equal to
                                          3.50% of the public offering price, reduced when
                                          the total purchase amount is $50,000 or more (see
                                          "SALES CHARGES ON THE EQUITY AND INCOME
                                          FUNDS--Class A Shares"). Under certain
                                          circumstances, the sales charge may be elimi-
                                          nated. The public offering price of Class C
                                          Shares of each Equity Fund and each Income Fund
                                          is equal to the net asset value per Share, but
                                          investors may be subject to a contingent deferred
                                          sales charge ("CDSC") of 1.00% when Class C
                                          Shares are redeemed less than one year after
                                          purchase.

                                        The public offering price of each Money Fund is
                                          equal to the net asset value per Share, which the
                                          Trust will seek to maintain at $1.00.

Minimum Purchase......................  $500 minimum initial purchase per Fund, with $100 minimum subsequent investments. Such minimum ini-
                                          tial investment may be waived for certain
                                          purchasers and is reduced to $50 for investors
                                          using the Auto Invest Plan described herein, and
                                          such investors are subject to a $50 minimum for
                                          each subsequent investment in a Fund.

Investment Objectives

    Large Companies Fund..............  The Large Companies Fund seeks long-term capital appreciation.
    Small Companies Fund..............  The Small Companies Fund seeks capital appreciation.


    Income Equity Fund................  The Income Equity Fund seeks a level of total return consistent with investing in a portfolio
                                        that consists primarily of high quality
                                        dividend-paying common stocks and securities
                                        convertible into common stocks.

    International Fund................  The International Fund seeks capital appreciation.

    Optimized Fund....................  The Optimized Fund seeks capital appreciation and current income.

    Intermediate Bond Fund............  The Intermediate Bond Fund seeks current income consistent with preservation of capital.

    Bond Fund.........................  The Bond Fund seeks current income consistent with preservation of capital.

    Tax-Free Bond Fund................  The Tax-Free Bond Fund seeks current income, free from federal income tax, consistent with
                                          preservation of capital.

    U.S. Treasury Fund and Money
      Market Fund.....................  The U.S. Treasury Fund and the Money Market Fund
                                          seek current income consistent with liquidity and
                                          stability of principal.

    Tax-Free Money Market Fund........  The Tax-Free Money Market Fund seeks current income, free from federal income tax, consistent
                                          with liquidity and stability of principal.

Investment Policies

    Large Companies Fund..............  Under normal market conditions, the Large Companies
                                          Fund will invest at least 65% of its total assets
                                          in common stocks and securities convertible into
                                          common stocks of companies with a market
                                          capitalization of at least $1 billion at the time
                                          of purchase; income and payment of dividends is a
                                          consideration in selecting investments.

    Small Companies Fund..............  Under normal market conditions, the Small Companies
                                          Fund will invest at least 65% of its total assets
                                          in common stocks and securities convertible into
                                          common

                                          stocks of companies with a market capitalization
                                          of less than $1 billion at the time of purchase.

    Income Equity Fund................  Under normal market conditions, the Income Equity
                                          Fund will invest at least 65% of its total assets
                                          in common stocks and securities convertible into
                                          common stocks of companies believed by the
                                          investment adviser to be characterized by sound
                                          management, the ability to pay above average
                                          dividends and the potential for growth of capital
                                          and dividends.

    International Fund................  Under normal market conditions, the International
                                          Fund will invest at least 80% of its total assets
                                          in common stocks and securities convertible into
                                          common stocks of companies that are organized
                                          under the laws of countries other than the U.S.
                                          and whose securities are listed on the Morgan
                                          Stanley Capital International EAFE (Europe,
                                          Australasia, Far East) Index (the "EAFE Index"),
                                          or in securities issued by large-sized U.S.
                                          companies with substantial business activities
                                          abroad.

    Optimized Fund....................  Under normal market conditions, the Optimized Fund will invest at least 80% of its total assets in
                                          common stocks of companies whose securities are
                                          listed on the Standard & Poor's 500 Composite
                                          Stock Price Index (the "S&P 500 Index"), which
                                          emphasizes stocks issued by large-sized
                                          companies.

    Intermediate Bond Fund............  Under normal market conditions, the Intermediate
                                          Bond Fund will invest at least 65% of its total
                                          assets in debt obligations with a maturity of at
                                          least one year from the date of issue ("bonds").
                                          Such debt obligations include corporate debt
                                          obligations, mortgage-related securities and
                                          obligations issued or guaranteed by the U.S.
                                          Government or its agencies or instrumentalities.

    Bond Fund.........................  Under normal market conditions, the Bond Fund will invest at least 65% of its total assets in bonds,
                                          such as obligations issued or guaranteed by the
                                          U.S. Government or its agencies or
                                          instrumentalities, corporate debt obligations and
                                          mortgage-related securities.



    Tax-Free Bond Fund................  Under normal market conditions, the Tax-Free Bond
                                          Fund will invest at least 65% of its total assets
                                          in bonds. Under normal market conditions and as a
                                          fundamental policy, at least 80% of the net
                                          assets of the Tax-Free Bond Fund will be invested
                                          in a diversified portfolio of obligations the
                                          interest on which is both exempt from federal
                                          income tax and not treated as a preference item
                                          for individuals for purposes of the federal
                                          alternative minimum tax.

    U.S. Treasury Fund................  Under normal market conditions, the U.S. Treasury
                                          Fund will invest at least 65% of its total assets
                                          in short-term U.S. Treasury bills, notes, and
                                          bonds and in other obligations backed by the full
                                          faith and credit of the U.S. Treasury.


    Money Market Fund.................  Under normal market conditions, the Money Market
                                          Fund will invest in high quality (i.e., rated
                                          within the two highest rating categories by a
                                          nationally recognized statistical rating
                                          organization ("NRSRO")) money market instruments
                                          and other comparable investments.

    Tax-Free Money Market Fund........  Under normal market conditions, the Tax-Free Money
                                          Market Fund will invest at least 80% of its
                                          assets in

                                          short-term money market obligations the interest
                                          on which is both exempt from federal income tax
                                          and not treated as a preference item for
                                          individuals for purposes of the federal
                                          alternative minimum tax.

Risk Factors and Special
  Considerations......................  An investment in the Funds involves a certain amount of risk and may not be suitable for all
                                          investors. See "INVESTMENT TECHNIQUES AND RISK
                                          FACTORS."

Investment Adviser....................  Qualivest Capital Management, Inc. ("Qualivest"),
                                          Portland, Oregon, a subsidiary of the United
                                          States National Bank of Oregon ("U.S. Bank"),
                                          serves as investment adviser to each Fund. See
                                          "MANAGEMENT OF THE FUNDS--Investment Adviser."

Dividends and Capital Gains...........  Dividends from net income are declared and paid quarterly for the Equity Funds and monthly for the
                                          Income Funds. Net realized capital gains are
                                          distributed at least annually. For the Money
                                          Funds, dividends from net income, excluding
                                          short-term capital gains, are declared daily and
                                          paid monthly, while dividends from short-term
                                          capital gains, if any, are declared and paid as
                                          deemed appropriate.

Other Information.....................  U.S. Bank and The Bank of New York (each a "Custo-
                                          dian") are the Trust's custodians. BISYS Fund
                                          Services ("BISYS" or "Distributor" or
                                          "Administrator") serves as the distributor and
                                          administrator of the Funds. BISYS Fund Services
                                          Ohio, Inc. ("Transfer Agent") serves as the
                                          transfer agent and dividend disbursing agent and
                                          provides certain accounting services for the
                                          Trust.

GUIDE TO INVESTING IN THE QUALIVEST FUNDS


    Purchase orders for the Funds received by the Distributor prior to 1:00 p.m. Pacific Time for the Equity and Income Funds and 12:00 noon Pacific Time for the Money Funds will become effective that day.


- Minimum Initial Investment (Such minimum may be reduced for certain
  investors.)................................................................   $500

- Minimum Initial Investment for IRAs and other qualified retirement plans...   $ 50

- Minimum Subsequent Investment (Such minimum may be reduced for certain
  investors.)................................................................   $100

- Minimum Subsequent Investment for IRAs and other qualified retirement plans   $ 50

    Shareholders may exchange Shares of an Equity or an Income Fund for Shares of the same class of another Fund by telephone or mail. See "PURCHASING SHARES--Exchange Privilege" for more information.

 . Minimum Initial Exchange (No minimum for subsequent exchanges.)............   $500

    Shareholders may redeem Shares by telephone, mail or through a Fund's Auto Withdrawal Plan.

    All dividends and distributions will be automatically reinvested at net asset value in additional Shares of the same class of the applicable Fund unless cash payment is requested.

    See "PURCHASING SHARES" and "REDEEMING SHARES" for more information.

                                 FUND EXPENSES

    The following expense tables indicate costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of a Fund.

                                   FEE TABLES

                                                                    QUALIVEST              QUALIVEST              QUALIVEST
                                                                 LARGE COMPANIES        SMALL COMPANIES         INCOME EQUITY
                                                                    VALUE FUND             VALUE FUND             VALUE FUND
                                                                ------------------     ------------------     ------------------
                                                                CLASS A    CLASS C     CLASS A    CLASS C     CLASS A    CLASS C
                                                                -------    -------     -------    -------     -------    -------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)............             4.50%      None        4.50%      None        4.50%      None
    Maximum Sales Charge Imposed on Reinvested
      Dividends (as a percentage of offering price)....           None       None        None       None        None       None
    Deferred Sales Charge (as a percentage of
      redemption proceeds)1..........................             None       1.00%       None       1.00%       None       1.00%
    Redemption Fees (as a percentage of redemption
      proceeds)......................................             None       None        None       None        None       None
    Exchange Fees....................................             None       None        None       None        None       None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)
    Management Fees After Waiver2....................             0.60%      0.60%       0.80%      0.80%       0.60%      0.60%
    12b-1 Fees3......................................             0.25%      1.00%       0.25%      1.00%       0.25%      1.00%
    Other Expenses...................................             0.33%      0.33%       0.28%      0.28%       0.26%      0.26%
                                                                -------    -------     -------    -------     -------    -------
    Total Fund Operating Expenses After Waiver4......             1.18%      1.93%       1.33%      2.08%       1.11%      1.86%
                                                                =======    =======     =======    =======     =======    =======


                                                            QUALIVEST             QUALIVEST
                                                          INTERNATIONAL           OPTIMIZED
                                                        OPPORTUNITIES FUND        STOCK FUND
                                                        ------------------    ------------------
                                                        CLASS A    CLASS C    CLASS A    CLASS C
                                                        -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)............     4.50%      None       4.50%      None
    Maximum Sales Charge Imposed on Reinvested
      Dividends (as a percentage of offering price)....   None       None       None       None
    Deferred Sales Charge (as a percentage of
      redemption proceeds)1..........................     None       1.00%      None       1.00%
    Redemption Fees (as a percentage of redemption
      proceeds)......................................     None       None       None       None
    Exchange Fees....................................     None       None       None       None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)
    Management Fees After Waiver2....................     0.30%      0.30%      0.30%      0.30%
    12b-1 Fees3......................................     0.25%      1.00%      0.25%      1.00%
    Other Expenses...................................     0.51%      0.48%      0.29%      0.29%
                                                        -------    -------    -------    -------
    Total Fund Operating Expenses After Waiver4......     1.06%      1.78%      0.84%      1.59%
                                                        =======    =======    =======    =======



                                                            QUALIVEST             QUALIVEST            QUALIVEST TAX-
                                                           INTERMEDIATE          DIVERSIFIED           FREE NATIONAL
                                                            BOND FUND             BOND FUND              BOND FUND
                                                        ------------------    ------------------    ------------------
                                                        CLASS A    CLASS C    CLASS A    CLASS C    CLASS A    CLASS C
                                                        -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)............     3.50%      None       3.50%      None       3.50%      None
    Maximum Sales Charge Imposed on Reinvested
      Dividends (as a percentage of offering price)....   None       None       None       None       None       None
    Deferred Sales Charge (as a percentage of
      redemption proceeds)1..........................     None       1.00%      None       1.00%      None       1.00%
    Redemption Fees (as a percentage of
      redemption proceeds)...........................     None       None       None       None       None       None
    Exchange Fees....................................     None       None       None       None       None       None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)
    Management Fees After Waiver2....................     0.45%      0.45%      0.30%      0.30%      0.40%      0.40%
    12b-1 Fees3......................................     0.25%      1.00%      0.25%      1.00%      0.25%      1.00%
    Other Expenses...................................     0.31%      0.31%      0.30%      0.28%      0.26%      0.26%
                                                        -------    -------    -------    -------    -------    -------
    Total Fund Operating Expenses After Waiver4......     1.01%      1.76%      0.85%      1.58%      0.91%      1.66%
                                                        =======    =======    =======    =======    =======    =======


                                                   QUALIVEST         QUALIVEST
                                                 U.S. TREASURY      MONEY MARKET    QUALIVEST TAX-FREE
                                               MONEY MARKET FUND        FUND        MONEY MARKET FUND
                                               -----------------    ------------    ------------------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on
      Purchases (as a percentage of offering
      price)................................          None              None               None
    Maximum Sales Charge Imposed on
      Reinvested Dividends (as a percentage
      of offering price)....................          None              None               None
    Deferred Sales Charge (as a percentage
      of redemption proceeds)...............          None              None               None
    Redemption Fees (as a percentage of
      redemption proceeds)..................          None              None               None
    Exchange Fees...........................          None              None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets
  annualized)
    Management Fees After Waiver2...........          0.00%             0.25%              0.00%
    12b-1 Fees3.............................          0.40%             0.40%              0.40%
    Other Expenses..........................          0.32%             0.26%              0.49%
                                                     -----             -----              -----
    Total Fund Operating Expenses After
      Waiver4................................         0.72%             0.91%              0.89%
                                                     =====             =====              =====


-------

1 A 1% CDSC is imposed only on (1) redemptions of Class A Shares that were purchased with no initial sales charge as part of an investment of $1 million or more, and (2) redemptions of Class C Shares redeemed less than one year after purchase, except for redemptions by certain "Institutional Investors" as defined below under "SALES CHARGES ON THE EQUITY AND INCOME FUNDS--Contingent Deferred Sales Charge ("CDSC")."


2 Qualivest has agreed to temporarily waive a portion of its investment advisory fee for some of the Funds for the current fiscal year. Waived fees cannot be recovered at a future date. Absent the advisory fee waiver, "Management Fees" as a percentage of average daily net assets would be 0.75% for the Large Companies Fund, 0.60% for each of the International Fund, the Intermediate Bond Fund and the Bond Fund, 0.50% for each of the Optimized Fund and the Tax-Free Bond Fund, and 0.35% for each of the Money Funds. See "MANAGEMENT OF THE FUNDS--Investment Adviser."


3 As a result of the payment of 12b-1 fees, long-term Shareholders of the Equity
  Funds and the Income Funds may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


4 Absent the waiver of the investment advisory fee, "Total Fund Operating
  Expenses" as a percentage of average daily net assets would be 1.33% and 2.09%, respectively, for the Class A and Class C Shares of the Large Companies Fund, 1.36% and 2.08%, respectively, for the Class A and Class C Shares of the International Fund, 1.04% and 1.79%, respectively, for the Class A and Class C Shares of the Optimized Fund, 1.16% and 1.91%, respectively, for the Class A and Class C Shares of the Intermediate Bond Fund, 1.15% and 1.88%, respectively, for the Class A and Class C Shares of the Bond Fund, 1.01% and 1.76%, respectively, for the Class A and Class C Shares of the Tax-Free Bond Fund, 1.07% for the U.S. Treasury Fund, 1.01% for the Money Market Fund and 1.24% for the Tax-Free Money Market Fund.


    The purpose of these tables is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Funds will bear.


EXAMPLES*

    An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                                            QUALIVEST                 QUALIVEST                QUALIVEST
                                                         LARGE COMPANIES           SMALL COMPANIES           INCOME EQUITY
                                                            VALUE FUND                VALUE FUND               VALUE FUND
                                                       --------------------      --------------------     --------------------
                                                       CLASS A      CLASS C      CLASS A      CLASS C     CLASS A      CLASS C
                                                       -------      -------      -------      -------     -------      -------
1 Year..............................................    $  56        $  20        $  58        $  21       $  56        $  19
3 Years.............................................    $  81        $  61        $  85        $  65       $  79        $  58
5 Years.............................................    $ 107        $ 104        $ 115        $ 112       $ 103        $ 101
10 Years............................................    $ 182        $ 225        $ 198        $ 241       $ 174        $ 219

                                                            QUALIVEST                 QUALIVEST
                                                          INTERNATIONAL               OPTIMIZED
                                                        OPPORTUNITIES FUND            STOCK FUND
                                                       --------------------      --------------------
                                                       CLASS A      CLASS C      CLASS A      CLASS C
                                                       -------      -------      -------      -------
1 Year..............................................    $  55        $  18        $  53        $  16
3 Years.............................................    $  77        $  56        $  71        $  50
5 Years.............................................    $ 101        $  96        $  89        $  87
10 Years............................................    $ 169        $ 209        $ 144        $ 189


                                                            QUALIVEST                 QUALIVEST                  QUALIVEST
                                                           INTERMEDIATE              DIVERSIFIED             TAX-FREE NATIONAL
                                                            BOND FUND                 BOND FUND                  BOND FUND
                                                       --------------------      --------------------       --------------------
                                                       CLASS A      CLASS C      CLASS A      CLASS C       CLASS A      CLASS C
                                                       -------      -------      -------      -------       -------      -------
1 Year..............................................    $  45        $  18        $  43        $  16         $  44        $  17
3 Years.............................................    $  66        $  55        $  61        $  63         $  63        $  52
5 Years.............................................    $  89        $  95        $  80        $  86         $  84        $  90
10 Years............................................    $ 154        $ 207        $ 136        $ 188         $ 143        $ 197


                                                     QUALIVEST         QUALIVEST        QUALIVEST
                                                   U.S. TREASURY      MONEY MARKET    TAX-FREE MONEY
                                                 MONEY MARKET FUND        FUND         MARKET FUND
                                                 -----------------    ------------    --------------
1 Year........................................          $ 7               $  9             $  9
3 Years.......................................          $23               $ 29             $ 28
5 Years.......................................          $40               $ 50             $ 49
10 Years......................................          $89               $112             $110


-------

* These examples should not be considered representations of future expenses, which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                         SELECTED FINANCIAL INFORMATION

    The following tables of selected financial information are included to assist Shareholders in evaluating the performance of the operative Funds since their commencements of operations through July 31, 1996. The information set forth in these tables has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report on the Funds' financial statements is included in the Funds' Annual Report, which may be obtained without charge, and is incorporated by reference in the Funds' Statement of Additional Information. The Annual Report also includes Management's Discussion of Fund Performance. This information should be read in conjunction with the financial statements.

                                                         QUALIVEST LARGE COMPANIES VALUE FUND
                                                    ---------------------------------------------
                                                     AUGUST 1, 1995 TO         AUGUST 1, 1994 TO
                                                      JULY 31, 1996             JULY 31, 1995(A)
                                                    --------------------      --------------------
                                                    CLASS A      CLASS C      CLASS A      CLASS C
                                                    -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $ 12.20      $ 12.04      $ 10.00      $ 10.00
INVESTMENT ACTIVITIES
    Net investment income........................      0.20         0.13         0.18         0.12
    Net realized and unrealized gains from
      investments................................      0.71         0.69         2.23         2.11
                                                    -------      -------      -------      -------
        Total from Investment Activities.........      0.91         0.82         2.41         2.23
                                                    -------      -------      -------      -------
DISTRIBUTIONS
    Net investment income........................     (0.19)       (0.13)       (0.18)       (0.16)
    Net realized gains...........................     (1.00)       (1.00)       (0.03)       (0.03)
                                                    -------      -------      -------      -------
        Total Distributions......................     (1.19)       (1.13)       (0.21)       (0.19)
                                                    -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...................   $ 11.92      $ 11.73      $ 12.20      $ 12.04
                                                    =======      =======      =======      =======
TOTAL RETURN--EXCLUDING SALES LOAD...............      8.17%        7.46%       24.61%       22.78%
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)............   $ 4,666      $   648      $ 1,056      $   271
    Ratio of expenses to average net assets......      1.18%        1.93%        1.04%        1.78%
    Ratio of net investment income to average net
      assets.....................................      1.52%        0.77%        1.70%        0.91%
    Ratio of expenses to average net assets*.....      1.33%        2.08%        1.38%        2.13%
    Ratio of net investment income to average net
      assets*....................................      1.37%        0.62%        1.36%        0.56%
    Portfolio turnover rate(d)...................        35%          35%          48%          48%
    Average commission rate paid (e).............  $ 0.0574     $ 0.0574



                                                          QUALIVEST SMALL COMPANIES VALUE FUND
                                                    ----------------------------------------------
                                                     AUGUST 1, 1995 TO         AUGUST 1, 1994 TO
                                                      JULY 31, 1996             JULY 31, 1995(A)
                                                    --------------------      --------------------
                                                    CLASS A      CLASS C      CLASS A      CLASS C
                                                    -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $ 13.23      $ 13.14      $ 10.00      $ 10.00
INVESTMENT ACTIVITIES
    Net investment income........................      0.04        (0.03)        0.09        (0.03)
    Net realized and unrealized gains from
      investments................................      1.83         1.74         3.29         3.29
                                                    -------      -------      -------      -------
        Total from Investment Activities.........      1.87         1.71         3.38         3.26
                                                    -------      -------      -------      -------
DISTRIBUTIONS
    Net investment income........................     (0.04)        0.00        (0.10)       (0.07)
    Net realized gains...........................     (1.11)       (1.11)       (0.05)       (0.05)
                                                    -------      -------      -------      -------
        Total Distributions......................     (1.15)       (1.11)       (0.15)       (0.12)
                                                    -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD...................   $ 13.95      $ 13.74      $ 13.23      $ 13.14
                                                    =======      =======      =======      =======
TOTAL RETURN--EXCLUDING SALES LOAD...............     14.93%       13.79%       34.29%       33.02%
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)............   $ 9,022      $ 1,225      $ 1,257      $   312
    Ratio of expenses to average net assets......      1.33%        2.08%        1.11%        1.85%
    Ratio of net investment income to average net
      assets.....................................      0.14%       -0.60%        0.63%       -0.10%
    Ratio of expenses to average net assets*.....      1.33%        2.08%        1.38%        2.13%
    Ratio of net investment income to average net
      assets*....................................      0.14%       -0.60%        0.36%       -0.38%
    Portfolio turnover rate(d)...................        34%          34%          37%          37%
    Average commission rate paid (e).............  $ 0.0398     $ 0.0398

                                                      QUALIVEST INTERNATIONAL OPPORTUNITIES FUND
                                                 ----------------------------------------------------
                                                    AUGUST 1, 1995 TO                JULY 3, 1995 TO
                                                      JULY 31, 1996                 JULY 31, 1995(A)
                                                 ----------------------         ----------------------
                                                 CLASS A        CLASS C         CLASS A        CLASS C
                                                 -------        -------         -------        -------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $ 10.45        $ 10.46         $ 10.00        $ 10.00
INVESTMENT ACTIVITIES
    Net investment income....................       0.07           0.03            0.00          (0.01)
    Net realized and unrealized gains on
    investments..............................       0.17           0.17            0.45           0.47
                                                 -------        -------         -------        -------
        Total from Investment Activities.....       0.24           0.20            0.45           0.46
                                                 -------        -------         -------        -------
DISTRIBUTIONS
    Net investment income....................      (0.05)         (0.03)           0.00           0.00
                                                 -------        -------         -------        -------
        Total Distributions..................      (0.05)         (0.03)           0.00           0.00
                                                 -------                        -------        -------
NET ASSET VALUE, END OF PERIOD...............    $ 10.64        $ 10.63         $ 10.45        $ 10.46
                                                 =======        =======         =======        =======
TOTAL RETURN--EXCLUDING SALES LOAD...........       2.29%          1.92%           4.50%(b)       4.60%(b)
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)........    $ 1,986        $    19         $    20        $     0
    Ratio of expenses to average net
    assets...................................       1.06%          1.78%           1.40%(c)       2.18%(c)
    Ratio of net investment income to average
      net assets.............................       0.84%          0.41%           0.23%(c)       0.32%(c)
    Ratio of expenses to average net
    assets*..................................       1.35%          2.06%           1.54%(c)       2.39%(c)
    Ratio of net investment income to average
      net assets*............................       0.55%          0.13%           0.09%(c)       0.12%(c)
    Portfolio turnover rate(d)...............          6%             6%              0%             0%
    Average commission rate paid(e)..........   $ 0.0221       $ 0.0221



                                                             QUALIVEST OPTIMIZED STOCK FUND
                                                             ------------------------------
                                                    AUGUST 1, 1995 TO               MAY 2, 1995 TO
                                                      JULY 31, 1996                JULY 31, 1995(A)
                                                 ----------------------         ----------------------
                                                 CLASS A        CLASS C         CLASS A        CLASS C
                                                 -------        -------         -------        -------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $ 10.94        $ 10.92         $ 10.00        $ 10.00
                                                 -------        -------         -------        -------
INVESTMENT ACTIVITIES
    Net investment income....................       0.19           0.11            0.03           0.03
    Net realized and unrealized gains on
    investments..............................       1.36           1.37            0.93           0.91
                                                 -------        -------         -------        -------
        Total from Investment Activities.....       1.55           1.48            0.96           0.94
                                                 -------        -------         -------        -------

DISTRIBUTIONS
    Net investment income....................      (0.19)         (0.15)          (0.02)         (0.02)
    Net realized gains.......................      (0.20)         (0.20)           0.00           0.00
                                                 -------        -------         -------        -------
        Total Distributions..................      (0.39)         (0.35)          (0.02)         (0.02)
                                                 -------        -------         -------        -------
NET ASSET VALUE, END OF PERIOD...............    $ 12.10        $ 12.05         $ 10.94        $ 10.92
                                                 =======        =======         =======        =======

TOTAL RETURN--EXCLUDING SALES LOAD...........      14.36%         13.62%           9.64%(b)       9.41%(b)
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)........    $ 1,214        $    94         $    35        $    20
    Ratio of expenses to average net
    assets...................................       0.84%          1.59%           0.91%(c)       1.68%(c)
    Ratio of net investment income to average
      net assets.............................       1.40%          0.70%           1.03%(c)       1.13%(c)
    Ratio of expenses to average net
    assets*..................................       1.04%          1.79%           1.10%(c)       1.88%(c)
    Ratio of net investment income to average
      net assets*............................       1.20%          0.50%           0.85%(c)       0.92%(c)
    Portfolio turnover rate(d)...............         56%            56%              5%             5%
    Average commission rate paid(e)..........   $ 0.0351       $ 0.0351





                                                             QUALIVEST INTERMEDIATE BOND FUND
                                                    AUGUST 1, 1995 TO               AUGUST 1, 1994 TO
                                                      JULY 31, 1996                  JULY 31, 1995(A)
                                                    ------------------            --------------------
                                                    CLASS A    CLASS C            CLASS A      CLASS C
                                                    -------    -------            -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $ 10.06    $  9.96            $ 10.00      $ 10.00
INVESTMENT ACTIVITIES
    Net investment income........................      0.55       0.44               0.53         0.46
    Net realized and unrealized gains on
    investments..................................     (0.16)     (0.10)              0.11         0.05
                                                    -------    -------            -------      -------
        Total from Investment Activities.........      0.39       0.34               0.64         0.51
                                                    -------    -------            -------      -------
DISTRIBUTIONS
    Net investment income........................     (0.54)     (0.46)             (0.58)       (0.55)
                                                    -------    -------            -------      -------
        Total Distributions......................     (0.54)     (0.46)             (0.58)       (0.55)
                                                                                  -------      -------
NET ASSET VALUE, END OF PERIOD...................   $  9.91    $  9.84            $ 10.06      $  9.96
                                                    =======    =======            =======      =======
TOTAL RETURN--EXCLUDING SALES LOAD...............      3.94%      3.49%              6.67%        5.42%


                                                            QUALIVEST INTERMEDIATE BOND FUND
                                                            --------------------------------
                                                  AUGUST 1, 1995 TO                AUGUST 1, 1994 TO
                                                    JULY 31, 1996                   JULY 31, 1995(A)
                                                  -----------------                --------------------
                                                  CLASS A   CLASS C                CLASS A      CLASS C
                                                  -------   -------                -------      -------
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)............$   586       110                 $   381      $   133
    Ratio of expenses to average
      net assets.................................   1.01%     1.76%                   0.80%        1.59%
    Ratio of net investment income to average net
    assets.......................................   5.31%     4.58%                   5.94%        5.18%
    Ratio of expenses to average net assets*.....   1.16%     1.91%                   1.17%        1.92%
    Ratio of net investment income to average net
    assets*......................................   5.16%     4.43%                   5.57%        4.85%
    Portfolio turnover rate(d)...................     66%       66%                    107%         107%




                                                              QUALIVEST DIVERSIFIED BOND FUND
                                                              -------------------------------

                                                     AUGUST 1, 1995 TO               MAY 2, 1995 TO
                                                       JULY 31, 1996                JULY 31, 1995(A)
                                                  ----------------------         ----------------------
                                                  CLASS A        CLASS C         CLASS A        CLASS C
                                                  -------        -------         -------        -------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $ 10.18        $ 10.22         $ 10.00        $ 10.00

INVESTMENT ACTIVITIES
    Net investment income....................        0.55           0.48            0.01           0.01
    Net realized and unrealized gains on
    investments..............................       (0.16)         (0.60)           0.30           0.33
                                                  -------        -------         -------        -------
        Total from Investment Activities.....        0.39          (0.12)           0.31           0.34
                                                  -------        -------         -------        -------
DISTRIBUTIONS
    Net investment income....................       (0.55)         (0.50)          (0.13)         (0.12)
    Net realized gains.......................       (0.16)         (0.16)           0.00           0.00
                                                  -------        -------         -------        -------
        Total Distributions..................       (0.71)         (0.66)          (0.13)         (0.12)
                                                  -------        -------         -------        -------
NET ASSET VALUE, END OF PERIOD...............     $  9.86        $  9.44         $ 10.18        $ 10.22
                                                 ========       ========        ========       ========

TOTAL RETURN--EXCLUDING SALES LOAD...........        3.79%         -1.37%           3.07%(b)       3.35%(b)
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)........     $   313        $     9          $    0         $    0
    Ratio of expenses to average net
    assets...................................        0.85%          1.58%           0.95%          1.70%(c)
    Ratio of net investment income to average
      net assets.............................        5.48%          4.81%           5.66%(c)       4.91%(c)
    Ratio of expenses to average net
    assets*..................................        1.15%          1.82%           1.25%(c)       2.00%(c)
    Ratio of net investment income to average
      net assets*............................        5.18%          4.57%           5.36%(c)       4.61%(c)
    Portfolio turnover rate(d)...............          48%            48%             34%            34%



                                          QUALIVEST U.S. TREASURY  MONEY MARKET FUND            QUALIVEST MONEY MARKET FUND
                                          -------------------------------------------     --------------------------------------
                                          AUGUST 1, 1995 TO       JANUARY 11, 1995 TO     AUGUST 1, 1995 TO    AUGUST 1, 1994 TO
                                            JULY 31, 1996          JULY 31, 1995(A)         JULY 31, 1996       JULY 31, 1995(A)
                                          ------------------    ---------------------     ------------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD...          $   1.00              $  1.00                 $   1.00             $   1.00
INVESTMENT ACTIVITIES
    Net investment income..............             0.046                0.028                    0.047                0.049
                                                 --------             --------                 --------           ----------
DISTRIBUTIONS
    Net investment income..............            (0.046)              (0.028)                  (0.047)              (0.049)
                                                 --------             --------                 --------           ----------
NET ASSET VALUE, END OF PERIOD.........          $   1.00              $  1.00                  $  1.00             $   1.00
                                                 ========             ========                 ========           ==========
TOTAL RETURN...........................             4.74%                 2.79%(b)                 4.79%                4.97%
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)..          $ 89,756              $73,423                 $231,819             $216,679
    Ratio of expenses to average net
      assets...........................              0.72%                0.81%(c)                 0.91%                0.79%
    Ratio of net investment income to
      average net assets...............              4.63%                5.02%(c)                 4.68%                5.09%
    Ratio of expenses to average net
      assets*..........................              1.07%                1.17%(c)                 1.01%                1.04%
    Ratio of net investment income to
      average net assets*..............              4.28%                4.66%(c)                 4.58%                4.83%



                                           QUALIVEST TAX-FREE MONEY MARKET FUND
                                           ------------------------------------
                                                                 JANUARY 9, 1995
                                          AUGUST 1, 1995 TO            TO
                                            JULY 31, 1996        JULY 31, 1995(A)
                                          ------------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $   1.00              $  1.00
INVESTMENT ACTIVITIES
    Net investment income..............        0.028                0.017
                                             --------             --------
DISTRIBUTIONS
    Net investment income..............       (0.028)              (0.017)
                                             --------              --------
NET ASSET VALUE, END OF PERIOD.........     $   1.00              $  1.00
                                             ========             ========
TOTAL RETURN...........................         2.81%                1.66%(b)
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)..      $30,143               $33,569
    Ratio of expenses to average net
      assets...........................         0.89%                1.00%(c)
    Ratio of net investment income to
      average net assets...............         2.78%                2.98%(c)
    Ratio of expenses to average net
      assets*..........................         1.25%                1.36%(c)
    Ratio of net investment income to
      average net assets*..............         2.42%                2.61%(c)



-------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of Shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                       INVESTMENT OBJECTIVES AND POLICIES

GENERAL

  The Large Companies Fund. The investment objective of the Large Companies Fund is to seek long-term capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of large capitalization companies. For purposes of this policy, large capitalization companies are those with capitalization of $1 billion or more at the time of purchase.

  The Small Companies Fund. The investment objective of the Small Companies Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of small-sized companies. For purposes of this policy, small-sized companies are considered to be those with capitalization of less than $1 billion at the time of purchase. Smaller capitalization stocks may be quite volatile and subject to wide fluctuations in both the short and medium term.


  The Income Equity Fund. The investment objective of the Income Equity Fund is to seek a level of total return consistent with investing in a portfolio that consists primarily of high quality dividend-paying common stocks and securities convertible into common stocks. In selecting portfolio investments, high current dividend yield is given more weight than the potential for capital appreciation and growth of dividends. However, the Income Equity Fund may also invest in other equity securities that pay current dividends but emphasize growth.


  The International Fund. The investment objective of the International Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of companies that are organized under the laws of at least three countries other than the U.S. whose securities are listed on the EAFE Index. It may also invest in securities issued by large capitalization U.S. companies with substantial business activities abroad.

  The Optimized Fund. The investment objective of the Optimized Fund is to seek capital appreciation and current income. It invests primarily in common stocks and securities convertible into common stocks of companies whose securities are listed on the S&P 500 Index.

  The Intermediate Bond Fund. The investment objective of the Intermediate Bond Fund is to seek current income consistent with preservation of capital. It invests primarily in debt obligations which include corporate debt obligations, mortgage-related securities and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  The Bond Fund. The investment objective of the Bond Fund is to seek current income consistent with preservation of capital. It invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt obligations and mortgage-related securities.


  The Tax-Free Bond Fund. The investment objective of the Tax-Free Bond Fund is to seek current income, free from federal income taxes, consistent with preservation of capital. Under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Tax-Free Bond Fund will be invested in debt obligations the interest on which is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.



  The U.S. Treasury Fund. The investment objective of the U.S. Treasury Fund is to seek current income consistent with liquidity and stability of principal. It invests primarily in short-term U.S. Treasury bills, notes, and bonds and in other money market instruments backed by the full faith and credit of the U.S. Treasury.


  The Money Market Fund. The investment objective of the Money Market Fund is to seek current income consistent with liquidity and stability of principal. It invests in high quality short-term money market instruments.

  The Tax-Free Money Market Fund. The investment objective of the Tax-Free Money Market Fund is to seek current income, free from federal income tax, consistent with liquidity and stability of principal. Under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Tax-Free Money Market Fund will be invested in high quality money market instruments the interest on which is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

                                *    *    *    *

  The investment objective of each Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund. Other policies of a Fund may be changed without a vote of the holders of a majority of outstanding Shares of that Fund unless (i) the policy is expressly deemed to be a fundamental policy, or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of any Fund will be achieved.

INVESTMENT POLICIES--EQUITY FUNDS


LARGE COMPANIES, SMALL COMPANIES AND INCOME EQUITY FUNDS

  Each of these Funds seeks to achieve its investment objective by following flexible investment policies emphasizing investment in common stocks and securities convertible into common stocks (without regard to NRSRO rating) that are, in Qualivest's opinion, undervalued relative to other securities at the time of purchase. In analyzing different securities, Qualivest will consider ratios of market price to book value, ratios of market price to earnings, ratios of market price to assets, estimated liquidating value, earnings growth rate, and cash flow as significant factors in assessing relative value. If, in Qualivest's opinion, a stock has reached a fully valued position, it will, under most circumstances, be sold and replaced by securities which are deemed to be undervalued in the marketplace.


  Under normal market conditions, each of the Large Companies and Small Companies Funds will invest primarily in common stocks and securities convertible into common stocks of companies believed by Qualivest to be characterized by sound management and the potential for long-term capital appreciation. Qualivest also may consider income and payment of dividends in selecting securities for the Large Companies Fund. Under normal market conditions, the Large Companies Fund intends to invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of at least $1 billion at the time of purchase. In addition, under normal market conditions, the Small Companies Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of less than $1 billion at the time of purchase. If the Large Companies Fund owns securities issued by a company whose market capitalization falls below $1 billion, or the Small Companies Fund owns securities issued by a company whose market capitalization increases above $1 billion, Qualivest may, but is not required to, sell such securities. However, Qualivest will sell such securities if, in its judgment, market conditions warrant such a sale, or if the Large Companies Fund or Small Companies Fund would no longer be primarily invested in common stocks and securities convertible into common stocks issued by large capitalization companies and small-sized companies, respectively.


  Under normal market conditions, the Income Equity Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies believed by Qualivest to be characterized by sound management, the ability to pay above average dividends and the potential for growth of capital and dividends.



  Each of the Large Companies, Small Companies and Income Equity Funds may also invest up to 35% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, asset-backed and mortgage-related securities, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. Each of these Funds may also hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.


Each of these Funds may invest in corporate debt securities such as bonds and notes which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's Investors Service, Inc. ("Moody's"), Aaa, Aa, A and Baa, and in the case of Standard & Poor's Corporation ("S&P"), AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.

  Subject to the foregoing policies, each of these Funds may also invest up to 25% of its total assets in foreign securities either directly or through the purchase of American Depositary Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian Commercial Paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). For a discussion of risks associated with foreign securities, see "INVESTMENT TECHNIQUES AND RISK FACTORS" herein.

INTERNATIONAL AND OPTIMIZED FUNDS

  The International Fund and the Optimized Fund each seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks (without regard to NRSRO rating) of companies whose securities are listed on a specific securities index. While the performance of the Optimized Fund may be expected to approximate the performance of the relevant broad market index, Qualivest seeks to outperform the index through limited management of the Fund's portfolio.

  Under normal market conditions, at least 80% of the total assets of the International Fund will be invested in common stocks and securities convertible into common stocks of foreign companies whose securities are listed on the EAFE Index. The International Fund will invest in the securities of issuers from at least three countries other than the U.S. Investments are selected for inclusion in the Fund's portfolio primarily on the basis of market capitalization and industry weightings, and to create an aggregate country weighting similar to that of the EAFE Index. While Qualivest anticipates that substantially all of the Fund's assets will be so invested, Qualivest may invest up to 20% of the International Fund's total assets in common stocks and securities convertible into common stocks of large capitalization U.S. companies that Qualivest deems to present attractive investment opportunities due to such companies' foreign business operations.

  Under normal market conditions, at least 80% of the Optimized Fund's total assets will be invested in common stocks and securities convertible into common stocks of companies whose securities are listed on the S&P 500 Index. While Qualivest anticipates that substantially all of the Fund's assets will be so invested, Qualivest may invest up to 20% of the Optimized Fund's total assets as described below.

  This Fund does not intend to mirror the performance of the S&P 500 Index; rather, it seeks to optimize its investments in S&P 500 Index companies and outperform the S&P 500 Index over time by investing in securities that, on the basis of computerized modelling and performance optimization strategies implemented by Qualivest, demonstrate attributes that indicate performance superior to that of the S&P 500 Index as a whole. The S&P 500 Index is composed of 500 common stocks chosen by S&P on a statistical basis to be included in the index. Because of the market-value weighting, the largest companies in the S&P 500 Index typically account for a disproportionate share of the index. Qualivest believes that an investment in securities of companies listed on the S&P 500 Index may be optimized by selecting those securities whose growth and value characteristics indicate that their performance, relative to the other securities listed on the S&P 500 Index, will exceed the extent to which the S&P 500 Index reflects their performance. Qualivest intends to utilize computer modelling and other strategies to identify those stocks that, in light of its assessment of general economic conditions, Qualivest believes will achieve capital appreciation and current income superior to the performance of a portfolio that merely seeks to replicate the S&P 500 Index.

  Each of the International Fund and the Optimized Fund may also invest up to 20% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. These Funds may also each hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

  Because of Qualivest's generally passive management approach with regard to the International Fund and the Optimized Fund, the portfolio turnover rate for each Fund is expected to be under 50%, a generally lower turnover rate than for most other investment companies. Qualivest believes that a lower turnover rate will reduce securities transaction costs incurred by these Funds.

                                *    *    *    *


  Consistent with the foregoing, each of the Equity Funds will focus its investments in those companies and types of companies that Qualivest believes will enable such Fund to achieve its investment objective. No Equity Fund will invest more than 15% of its net assets in securities that are deemed to be illiquid. During temporary defensive periods as determined by Qualivest, any of the Equity Funds may hold up to 100% of its total assets in high quality short-term debt obligations, including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that an Equity Fund is so invested, its investment objective may not be achieved during that time.


INVESTMENT POLICIES--INCOME FUNDS


INTERMEDIATE BOND AND BOND FUNDS


  Under normal market conditions, at least 65% of the total assets of each of these Funds will be invested in bonds. Bonds in which these Funds may invest can have maturities of up to thirty years or more. Each Income Fund may invest up to 35% of its total assets in high quality money market instruments such as commercial paper (including variable amount master demand notes), certificates of deposit and bankers' acceptances, variable and floating rate notes and asset-backed securities without regard to maturity, except as set forth below. In addition, these Funds may engage in certain loans of portfolio securities, repurchase agreements and reverse repurchase agreements, and may also invest in securities of other investment companies. The Intermediate Bond Fund will maintain a dollar-weighted average maturity of three to seven years under ordinary market conditions, while the Bond Fund will maintain a dollar-weighted average maturity of approximately seven to eleven years under ordinary market conditions.


  Each of these Funds expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.


  Each of these Funds may also invest in corporate debt securities and convertible debt securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's, Aaa, Aa, A and Baa, and in the case of S&P, AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.



  Each of these Funds may hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper rated at the time of purchase within the top two categories by an NRSRO (e.g., "A-2" or better by S&P, "Prime-2" or better by Moody's, or "F-2" or better by Fitch Investors Service ("Fitch")) or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, including variable amount master demand notes, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These Funds may also invest in securities of other investment companies or in Guaranteed Investment Contracts ("GICs"), which are considered to be illiquid securities.



  Each of these Funds may also invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international bonds for which the primary trading market is in the U.S. ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"), and in Canadian Bonds and bonds issued by institutions, such as the World Bank and the European Economic Community, organized for a specific purpose by two or more sovereign governments ("Supranational Agency Bonds").



  Each of these Funds expects to invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments ("Stripped Treasury Obligation"), and mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Farm Credit Bureau ("FFCB"), the Tennessee Valley Authority ("TVA"), the Federal Home Loan Bank ("FHLB"), the Federal Land Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and in mortgage-related securities issued by nongovernmental entities.



  These Funds may invest in mortgage-related securities which are rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, and have mortgage obligations backing such securities. Each of these Funds also may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. These Funds will not purchase mortgage-related securities or any other assets which in Qualivest's opinion are illiquid, if as a result, more than 15% of the value of a Fund's net assets will be illiquid.



  Mortgage-related securities in which these Funds may invest may also include collateralized mortgage obligations ("CMOs"), which are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral.



  Each of these Funds may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS"). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities will be purchased only if they meet the rating requirements set forth above or, if unrated, deemed to be of comparable quality by Qualivest with respect to these Funds' investments in fixed-income securities of U.S. corporations and mortgage-related securities.



  An increase in interest rates will generally reduce the value of the investments in these Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, Qualivest may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate.



TAX-FREE BOND FUND

  Under normal market conditions, at least 65% of the total assets of the Tax-Free Bond Fund will be invested in bonds. In addition, under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Tax-Free Bond Fund will be invested in obligations consisting of bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Municipal Securities").

  The two principal classifications of Municipal Securities which may be held by the Tax-Free Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  The Tax-Free Bond Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The Tax-Free Bond Fund invests primarily in Municipal Securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (which are considered to be investment grade) in the case of bonds, and rated in the two highest rating categories by an NRSRO in the case of notes, tax-exempt commercial paper, or variable rate demand obligations, or which are unrated at the time of purchase but are determined to be of comparable quality by Qualivest pursuant to guidelines approved by the Trust's Board of Trustees. The NRSROs and applicable Municipal Securities ratings are described in the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS--Medium Grade Securities" herein.

  The Tax-Free Bond Fund may invest up to 5% of its total assets in municipal lease obligations which meet the Fund's credit standards discussed above. The Tax-Free Bond Fund may also hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of Qualivest, suitable Municipal Securities are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. Under normal market conditions, and unless the Tax-Free Bond Fund uses temporary defensive strategies, as discussed below, at least 80% of the net assets of the Tax-Free Bond Fund will be invested in Municipal Securities. However, investments of the Tax-Free Bond Fund may be made in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if Qualivest determines that, because of unstable conditions in the markets for Municipal Securities, pursuing the Tax-Free Bond Fund's basic investment strategies is inconsistent with the best interests of the Shareholders of the Tax-Free Bond Fund. At such times, Qualivest may use temporary defensive strategies differing from those designed to achieve the Tax-Free Bond Fund's investment objective by increasing the Tax-Free Bond Fund's holdings in taxable obligations to over 20% (and up to 100%) of the Tax-Free Bond Fund's net assets and by holding uninvested cash reserves pending investment. Such taxable obligations consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities (including notes, bonds and debentures), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Bond Fund's quality standards (as described above) for tax-exempt commercial paper, and such taxable obligations which may be subject to repurchase agreements. These obligations are described further in the Statement of Additional Information. Under such circumstances and during the period of such investment, the Tax-Free Bond Fund may not achieve its stated investment objective.

  Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Tax-Free Bond Fund will not treat these bonds as "Municipal Securities" for purposes of measuring compliance with the 80% policy described above. To the extent the Tax-Free Bond Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Tax-Free Bond Fund's distributions derived from these securities. For further information relating to the types of municipal securities which will be included in income subject to alternative minimum tax, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.

  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Free Bond Fund nor Qualivest will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

  Municipal Securities purchased by the Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Tax-Free Bond Fund will be determined by Qualivest, under guidelines established by the Trust's Board of Trustees, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Tax-Free Bond Fund's investment policies. In making such determinations, Qualivest will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Free Bond Fund will approximate their par value. The Tax-Free Bond Fund will not purchase variable and floating rate notes or any other securities which in Qualivest's opinion are illiquid if, as a result, more than 15% of the Tax-Free Bond Fund's net assets will be illiquid.

  Although the Tax-Free Bond Fund may invest more than 25% of its total assets in (i) Municipal Securities whose issuers are in the same state,

(ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Tax-Free Bond Fund's assets are concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Tax-Free Bond Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

                                *    *    *    *



  In making investment decisions for the Income Funds, Qualivest will consider many factors, including current yield, maturity, and yield to maturity. Qualivest will also monitor the financial condition of the issuers of an Income Fund's portfolio investments and may shorten the average weighted portfolio maturity of the Fund, in light of its investment objective of preservation of capital, if economic or market conditions warrant such action.

INVESTMENT POLICIES--MONEY FUNDS

  Although each Money Fund has the same investment adviser and a similar investment objective, its particular portfolio securities and yield may differ due to differences in the types of permitted investments, cash flow, and the availability of particular portfolio investments.


U.S. TREASURY FUND


  Under normal market conditions, the U.S. Treasury Fund invests at least 65% of its total assets in short-term U.S. Treasury bills, notes, and bonds and in other obligations backed by the full faith and credit of the U.S. Treasury.
The U.S. Treasury Fund may invest up to 35% of its total assets in other types of high quality rated money market instruments and money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.


  This Fund expects that a majority of its income will be exempt from state taxes as a result of its investing in U.S. Government securities whose interest payments are state tax-exempt. Most states allow for a pass-through of this tax exemption, so that the Fund's dividend distributions may also be state tax-exempt with respect to the income earned by the Fund on U.S. Government securities.

MONEY MARKET FUND

  The Money Market Fund invests in high quality rated money market instruments and other money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.

TAX-FREE MONEY MARKET FUND


  The Tax-Free Money Market Fund invests primarily in high quality money market Municipal Securities and similar tax-exempt money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees. As a matter of fundamental policy, under normal market conditions, at least 80% of the Tax-Free Money Market Fund's net assets will be invested in short-term Municipal Securities.


  The Tax-Free Money Market Fund may invest up to 20% of its net assets in taxable obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax. At times, Qualivest may determine that, because of unstable conditions in the markets for Municipal Securities, pursuing the Tax-Free Money Market Fund's basic investment strategies is inconsistent with the best interests of the Shareholders of the Tax-Free Money Market Fund. At such times, Qualivest may use temporary defensive strategies differing from those designed to achieve the Tax-Free Money Market Fund's investment objective by increasing the Tax-Free Money Market Fund's holdings in taxable obligations to over 20% (and up to 100%) of the Tax-Free Money Market Fund's net assets and by holding uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Money Market Fund's quality standards (as described below) for tax-exempt commercial paper.

                                *    *    *    *

  Each Money Fund invests exclusively in U.S. dollar denominated instruments which Qualivest, acting pursuant to guidelines adopted by the Board of Trustees, determines present minimal credit risks and which at the time of acquisition are rated by one or more appropriate NRSROs (e.g., S&P, Moody's and Fitch) within one of the two highest rating categories for short-term debt obligations or, if unrated, are of comparable quality. In addition, each Money Fund except for the Tax-Free Money Market Fund diversifies its investments so that, with minor exceptions and except for U.S. Government securities, not more than 5% of its total assets is invested in the securities of any one issuer, not more than 5% of its total assets is invested in securities of all issuers rated by the NRSRO at the time of investment in the second highest rating category for short-term debt obligations or in unrated securities deemed to be of comparable quality to securities rated in the second highest rating categories for short-term debt obligations ("Second

Tier Securities") and not more than the greater of 1% of total assets or one million dollars is invested in the securities of any one issuer of Second Tier Securities. In addition, no Money Fund will invest more than 10% of its net assets in securities that are deemed to be illiquid at the time of purchase. All securities or instruments in which a Money Fund invests have remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations in a Money Fund will not exceed 90 days.


  Subject to the foregoing general limitations, the Money Funds expect to invest in the types of securities discussed below under "INVESTMENT TECHNIQUES AND RISK FACTORS." These securities include short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, short-term asset-backed and mortgage-related securities, bankers' acceptances, certificates of deposit and time deposits (including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), and Yankee Certificates of Deposit ("Yankee CDs")), commercial paper (including variable amount master demand notes), securities issued by other money market investment companies, debt obligations with remaining maturities of 397 calendar days or less, taxable obligations issued by municipalities, GICs, repurchase agreements, reverse repurchase agreements and dollar roll agreements.


                     INVESTMENT TECHNIQUES AND RISK FACTORS

  Like any investment program, an investment in a Fund entails certain risks.

U.S. GOVERNMENT OBLIGATIONS

  The types of U.S. Government obligations in which each Fund may invest include U.S. Treasury notes, bills, bonds and any other securities directly issued by the U.S. Government that are available for public investment, which differ only in their interest rates, maturities, and times of issuance, as well as Stripped Treasury Obligations and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Stripped Treasury Obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

  Obligations of certain agencies and instrumentalities of the U.S. Government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the FFCB or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when Qualivest believes that the credit risk with respect thereto is minimal. The U.S. Government does not guarantee the market value of any security; therefore, the market value of the U.S. Government obligations in a Fund's portfolio can be expected to fluctuate as interest rates change.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

  Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each of the Funds except the Optimized Fund and the International Fund may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

  Early repayment of principal on mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not be possible to predict accurately a security's return to a Fund.


  Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.


  Certain issuers of asset-backed securities are investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Funds intend to conduct their operations so that they will not invest more than 10% (25% for the Money Funds) of their total assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers without obtaining appropriate regulatory relief.


BANKERS' ACCEPTANCES

  The Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

CERTIFICATES OF DEPOSIT AND TIME DEPOSITS

  The Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


  The Funds may also invest in ECDs, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the U.S.; ETDs, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; CTDs, which are essentially the same as ETDs, except they are issued by Canadian offices of major Canadian banks; and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S.


  None of the Money Funds will invest in excess of 10% of its net assets in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal. Such time deposits include ETDs and CTDs but do not include certificates of deposit.

COMMERCIAL PAPER


  Each Income Fund, the Money Market Fund, and, within the limitations described above, the U.S. Treasury Fund and Tax-Free Money Market Fund may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch) or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality to instruments that are so rated. The Equity Funds may invest in such instruments if rated in the four highest categories assigned by an NRSRO or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality. Instruments may be purchased in reliance upon a rating only when the rating organization is not affiliated with the issuer or guarantor of the instrument. For a description of the rating symbols of the NRSROs as used in this paragraph, see the Appendix to the Statement of Additional Information. The Money Market Fund, the Equity Funds and the Income Funds may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.


  Each of the Funds may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

PUT AND CALL OPTIONS

  Each Equity Fund and Income Fund may purchase put and call options on securities, and each Equity Fund other than the Optimized Fund may purchase such options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each Fund may also engage in writing call options from time to time as Qualivest deems appropriate. The Funds will write only covered call options (options on securities or currencies owned by the particular Fund). In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written. When a portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that a Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

  A Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, a Fund will write only covered index call options. Through the writing or purchase of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

  Price movements in securities which a Fund owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FOREIGN SECURITIES

  Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

  If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets.

  For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, an eligible Equity Fund can avoid currency risks during the settlement period for either purchases or sales.

  Subject to its applicable investment policies, each Equity Fund other than the Optimized Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU denominated obligations or the marketability of such securities.

FOREIGN CURRENCY TRANSACTIONS

  The value of the assets of an Equity Fund other than the Optimized Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. An Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Equity Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

  By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. An Equity Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

  It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for an Equity Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Fund is obligated to deliver.

  If an Equity Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

  For further information about the characteristics, risks and possible benefits of options, foreign securities and foreign currency transactions, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

  Securities held by a Fund (other than the U.S. Treasury Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase obligation, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


  Each of the Funds may also borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.


FUTURES CONTRACTS

  The Equity Funds and the Income Funds may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

  A Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 33 1/3% of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS


  The Funds may each purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous.

LENDING OF PORTFOLIO SECURITIES

  In order to generate additional income, the Equity Funds and the Income Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 102% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by Qualivest and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, the Fund could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Qualivest has determined to be creditworthy under guidelines established by the Board of Trustees that permit each Fund to loan up to 33 1/3% of the value of its total assets.

MEDIUM-GRADE SECURITIES


  As described above, each of the Income Funds, the Large Companies Fund, the Small Companies Fund and the Income Equity Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by an NRSRO (i.e., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.


  Should subsequent events cause the rating of a debt security purchased by a Fund to fall below BBB or Baa, as the case may be, Qualivest will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

  Each of the Equity and Income Funds may invest up to 10% of its total assets, and each of the Money Funds may invest up to 25% of its total assets, in shares of money market mutual funds for cash management purposes. The U.S. Treasury Fund expects to make such purchases only in money market funds that restrict their investments to U.S. Government securities. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

RESTRICTED SECURITIES

  Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, Qualivest may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

PRIVATE ACTIVITY BONDS


  The Tax-Free Money Market Fund and Tax-Free Bond Fund may invest in private activity bonds. It should be noted that the Tax Reform Act of 1986 substantially revised provisions of prior federal law affecting the issuance and use of proceeds of certain tax-exempt obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is tax-exempt (and such bonds will be considered Municipal Securities for purposes of this Prospectus) only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. If either of the Funds invests in private activity bonds which fall outside these categories, the interest from such bonds will not be exempt from federal income tax. The Tax Reform Act generally does not change the federal tax treatment of bonds issued to finance government operations. For further information relating to the types of private activity bonds which will be included in income subject to the alternative minimum tax, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.


MUNICIPAL SECURITIES


  The Tax-Free Money Market Fund will invest only in those Municipal Securities which are considered by Qualivest to present minimal credit risks and which at the time of purchase are rated high quality by an NRSRO (e.g., rated "AA" or higher by S&P or "Aa" or higher by Moody's in the case of bonds; rated "SP-2" or higher by S&P or "MIG-2" or higher by Moody's in the case of notes; rated "VMIG-2" or higher by Moody's in the case of variable rate demand notes; and rated "A-2" or higher by S&P or "Prime-2" or higher by Moody's in the case of tax-exempt commercial paper) or which are unrated at the time of purchase but are determined to be of comparable quality by Qualivest pursuant to guidelines approved by the Trust's Board of Trustees. The Tax-Free Bond Fund also will invest in these Municipal Securities, as well as investment grade bonds. Municipal Securities may be purchased in reliance upon a rating only where the rating organization is not affiliated with the issuer or guarantor of the Municipal Securities. If a security is subject to a demand feature, the security must receive both a short-term and a long-term high quality rating or must be determined to be of comparable quality by Qualivest; except that where the demand feature is considered to be "unconditional" under the 1940 Act, the security may be acquired solely in reliance on a short-term high quality rating or a determination of comparable quality by Qualivest of the unconditional demand feature. The applicable Municipal Securities ratings are described in the Appendix to the Statement of Additional Information.


  The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

  Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  Municipal Securities in which the Funds may invest may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  Municipal Securities purchased by the Funds may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of 397 days but which will, in such event, be subject to a demand feature that will permit the Funds to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding 397 days and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities, exceeds 10% of the Tax-Free Money Market Fund's net assets (15% for the Tax-Free Bond Fund) only if such notes are subject to a demand feature that will permit such Fund to receive payment of the principal within seven days after demand by the Fund.

  The Funds may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

  The Funds may also purchase Municipal Securities on a "when-issued" basis. "When-issued" securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities, and no income accrues on the securities, until they are received. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. A Fund's commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and a commitment by a Fund to purchase "when-issued" securities will not exceed 60 days.

  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor Qualivest will review the proceedings relating to the issuance of

Municipal Securities or the basis for such opinions. Although the Funds presently do not intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by Qualivest. To the extent that a Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Fund's assets were not so concentrated.


PUTS


  The Tax-Free Money Market Fund and the Tax-Free Bond Fund may each acquire "puts" with respect to Municipal Securities held in its portfolio. Under a put, a Fund would have the right to sell a specified Municipal Security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying Municipal Security. The Funds will acquire puts solely to either facilitate portfolio liquidity, shorten the maturity of the underlying Municipal Securities, or permit the investment of each Fund's assets at a more favorable rate of return. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.


                              VALUATION OF SHARES


  The net asset value of each Equity Fund and Income Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 1:00 p.m. Pacific Time) on each Business Day ("Valuation Time"). The net asset value of each Money Fund is determined and its Shares are priced as of 12:00 noon Pacific Time and as of the close of regular trading on the NYSE on each Business Day (also "Valuation Times"). As used herein a "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE or the Federal Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.


  Net asset value per Share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund allocable to such class, less the liabilities charged to that Fund allocable to such class and any liabilities charged directly to that class, by the number of outstanding Shares of such class.

  The net asset value per Share of the Equity Funds and the Income Funds will fluctuate as the value of the investment portfolio of each such Fund changes.

  The securities in each Equity Fund and Income Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. The assets in each Money Fund are valued based upon the amortized cost method. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                               PURCHASING SHARES

  Class A and Class C Shares may be purchased directly from the Distributor, or through a broker-dealer who has established a dealer agreement with the Distributor. Except as otherwise discussed below under "Other Information Regarding Purchases" and "Auto Invest Plan," the minimum initial investment in a Fund, based upon the public offering price, is $500 ($50 in the case of an Individual Retirement Account ("IRA")), and there is a $100 minimum ($50 for an
IRA) for subsequent purchases. Shareholders will pay the next calculated public offering price after the receipt by the Distributor of an order to purchase Shares, plus any applicable sales charge as described below (see "SALES CHARGES ON THE EQUITY AND INCOME FUNDS").

BY MAIL

  To purchase Class A or Class C Shares of any of the Funds by mail, complete an Account Application Form and return it along with a check or money order made payable to Qualivest Funds at the following address: P. O. Box 3205, Portland, Oregon 97208 .

  An Account Application Form can be obtained by calling the Trust at 1-800-743-8637.

BY TELEPHONE OR BY WIRE


  To purchase Class A or Class C Shares of any of the Funds by telephone or by wire, your Account Application Form must have been previously received by the Distributor. To place an order by telephone or by wire, call the Trust's toll-free number 1-800-743-8637. Payment for Class A or Class C Shares ordered by telephone may be made by check or electronic transfer and must be received by the Custodian within the settlement requirements defined in the Securities Exchange Act of 1934 (the "1934 Act"). An order to purchase Shares of a Money Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Fund's Custodian for investment. If payment for the Shares is not received within the prescribed time periods, or if a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Trust at 1-800-743-8637. When purchasing Class A or Class C Shares by wire, contact the Trust for wire instructions.


OTHER INFORMATION REGARDING PURCHASES

  Purchases of Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt by the Trust of an order to purchase Shares in good form ("public offering price"). In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the Distributor receives the order prior to the next Valuation Time for that day and transmits it to the Trust by that Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Purchases of Shares of any of the Funds will be effected only on a Business Day of the Funds. An order received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the final Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of that Fund. Shares of the Money Funds purchased before 12:00 noon Pacific Time begin earning dividends on the same Business Day. Shares of the Money Funds purchased after 12:00 noon Pacific Time begin earning dividends on the next Business Day. All Shares of the Money Funds continue to earn dividends through the day before their redemption.


  The minimum initial investment amount and subsequent investment amount referred to above may be waived if purchases are made in connection with payroll deductions, IRAs, Keogh or similar plans and for so-called "sweep" arrangements where an investor's cash assets are periodically transferred from an account into one of the Funds. For information on IRAs, Keogh or similar plans, contact the Trust at 1-800-743-8637.

  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made through the use of third party checks and drafts drawn on foreign financial institutions.

  Depending on the terms of an investor's account, an investor may be charged a fee in connection with transactions in Shares effected through a broker or other agent. This Prospectus should be read in conjunction with information regarding the terms of such an account.

  Every Shareholder will receive a confirmation of, or account statement reflecting, each new transaction in the Shareholder's account, which will also show the total number of Shares of the respective Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Funds will not be issued.

AUTO INVEST PLAN

  The Qualivest Funds Auto Invest Plan enables Shareholders to make regular monthly, bi-monthly or quarterly purchases of Class A or Class C Shares through automatic deduction from their bank accounts (as long as the Shareholder's bank is a member of the Automated Clearing House). With Shareholder authorization, the Trust's Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account, which amount will automatically be invested in Shares at the public offering price on the fifth and/or the twentieth day of such month or quarter (or the next Business Day thereafter). The required minimum initial investment for opening an account using the Auto Invest Plan is $50; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Application Form or a supplemental Auto Invest application that can be acquired by calling the Trust at 1-800-743-8637. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Trust's Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 and may take up to 15 days to implement.

                  SALES CHARGES ON THE EQUITY AND INCOME FUNDS

CLASS A SHARES


  The public offering price of Class A Shares of the Equity and Income Funds equals net asset value plus the applicable sales charge. BISYS receives this sales charge as Distributor and may reallow it as dealer discounts and brokerage commissions as follows:

EQUITY FUNDS

                     SALES CHARGE AS:
                    -------------------
SIZE OF               % OF     % OF NET
TRANSACTION         OFFERING    AMOUNT      DEALER
AT OFFERING PRICE    PRICE     INVESTED   REALLOWANCE
------------------  --------   --------   -----------
Less than
$50,000...........    4.50%      4.71%    4.05%
$50,000 but less
than $100,000.....    3.75%      3.90%    3.375%
$100,000 but less
than $250,000.....    2.50%      2.56%    2.25%
$250,000 but less
than $500,000.....    2.00%      2.04%    1.80%
$500,000 but less
than $1,000,000...    1.50%      1.52%    1.35%
$1,000,000 and
  over............   0.00%*     0.00%*    1.00%**


INCOME FUNDS


                     SALES CHARGE AS:
                    -------------------
SIZE OF               % OF     % OF NET
TRANSACTION         OFFERING    AMOUNT      DEALER
AT OFFERING PRICE    PRICE     INVESTED   REALLOWANCE
------------------  --------   --------   -----------
Less than
$50,000...........    3.50%      3.63%    3.15%
$50,000 but less
than $100,000.....    2.75%      2.83%    2.475%
$100,000 but less
than $250,000.....    2.00%      2.04%    1.80%
$250,000 but less
than $500,000.....    1.50%      1.52%    1.35%
$500,000 but less
than $1,000,000...    1.25%      1.27%    1.13%
$1,000,000 and
over..............   0.00%*     0.00%*    1.00%**

-------
 * No initial sales charge applies to purchases of Class A Shares of $1 million or more, although a CDSC of 1.00% will be imposed if these Shares are redeemed less than one year after purchase. See "Contingent Deferred Sales Charge ("CDSC")" below.

** The Distributor pays a commission to dealers who initiate and are responsible for purchases of $1 million or more. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million, and 0.25% thereafter.


  An investor may obtain reduced sales charges on Class A Shares under the circumstances described below under "Reduced Sales Charges--Class A Shares."

CLASS C SHARES


  Class C Shares of the Equity Funds and the Income Funds may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC of 1.00% when Class C Shares are redeemed less than one year after purchase. See "Contingent Deferred Sales Charge ("CDSC")" below.


OTHER INFORMATION

  The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through promotional contests: (1) travel and lodging at vacation locations; (2) tickets for entertainment events; and (3) merchandise. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

REDUCED SALES CHARGES--CLASS A SHARES

SALES CHARGE WAIVERS


  The Distributor may waive sales charges for the purchase of Class A Shares of an Equity Fund or an Income Fund by or on behalf of (1) purchasers for whom U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of U.S. Bank, BISYS and any affiliates thereof, (3) Trustees of the Trust, and their spouses and children, (4) directors and retired directors (including spouses and children of directors and retired directors) of U.S. Bank and any affiliates thereof, (5) purchasers who use proceeds from an account for which U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of a Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, and (8) orders placed on behalf of other investment companies distributed by BISYS, The BISYS Group, Inc., or their affiliated companies. In addition, the Distributor may waive sales charges for the purchase of a Fund's Class A Shares with the proceeds from the recent redemption of shares of a non-money market mutual fund (except one of the other funds of the Trust) sold with a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

SENIOR CITIZENS DISCOUNT

  The Distributor may offer a 10% reduction of sales charges for the purchase of Class A Shares of an Equity Fund or an Income Fund by or on behalf of a purchaser who has attained the age of 59 1/2 years. Any such reduction also will apply to purchases made through the Auto Invest Plan. To receive this sales charge reduction, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. BISYS will receive a sales charge on sales of the Equity and Income Funds and may reallow it as dealer discounts and brokerage commissions as follows:

EQUITY FUNDS


                      SALES CHARGE AS
                    -------------------
SIZE OF               % OF     % OF NET
TRANSACTION         OFFERING    AMOUNT      DEALER
AT OFFERING PRICE    PRICE     INVESTED   REALLOWANCE
------------------  --------   --------   -----------
Less than
$50,000...........    4.05%      4.22%    3.65%
$50,000 but less
than $100,000.....    3.38%      3.49%    3.04%
$100,000 but less
than $250,000.....    2.25%      2.30%    2.03%
$250,000 but less
than $500,000.....    1.80%      1.83%    1.62%
$500,000 but less
than $1,000,000...    1.35%      1.37%    1.22%
$1,000,000 and
over..............   0.00%*     0.00%*    1.00%**

INCOME FUNDS

                      SALES CHARGE AS
                    -------------------
SIZE OF               % OF     % OF NET
TRANSACTION         OFFERING    AMOUNT      DEALER
AT OFFERING PRICE    PRICE     INVESTED   REALLOWANCE
------------------  --------   --------   -----------
Less than
$50,000...........    3.15%      3.25%    2.84%
$50,000 but less
than $100,000.....    2.48%      2.54%    2.23%
$100,000 but less
than $250,000.....    1.80%      1.83%    1.62%
$250,000 but less
than $500,000.....    1.35%      1.37%    1.22%
$500,000 but less
than $1,000,000...    1.125%     1.14%    1.01%
$1,000,000 and
over..............   0.00%*     0.00%*    1.00%**

-------

 * No initial sales charge applies to purchases of Class A Shares of $1 million or more, although a CDSC of 1.00% will be imposed if these Shares are redeemed less than one year after purchase. See "Contingent Deferred Sales Charge ("CDSC")" below.

** The Distributor pays a commission to dealers who initiate and are responsible for purchases of $1 million or more. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million, and 0.25% thereafter.


CONCURRENT PURCHASES

  For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of an Equity Fund or an Income Fund. For example, if a shareholder concurrently purchases Class A Shares in one of the funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

LETTERS OF INTENT

  An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of an Equity Fund or an Income Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A

Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.


  A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of such Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-743-8637. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

RIGHTS OF ACCUMULATION

  Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Equity Funds and the Income Funds at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of all of the funds of the Trust sold with a sales charge. Class A Shares sold to purchasers for whom U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trust without notice.


CONTINGENT DEFERRED SALES CHARGE ("CDSC")

  Class C Shares of the Equity Funds and the Income Funds, and Class A Shares of the Equity Funds and the Income Funds purchased with no initial sales charge as part of an investment of $1 million or more, which are redeemed less than one year after purchase will be subject to a CDSC equal to one percent of an amount equal to the lesser of the net asset value at the time of purchase of the Shares being redeemed or the net asset value of such Shares at the time of redemp-tion. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Shares purchased through reinvestment of dividends or capital gains distributions, or that are purchased by "Institutional Investors" such as corporations, pension plans, foundations, charitable institutions, insurance companies, banks and other banking institutions, and non-bank fiduciaries.

  Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of Shares held for more than one year or Shares acquired pursuant to reinvestment of dividends or distributions.


  For example, assume an investor purchased 100 Class C Shares with a net asset value of $10 per Share (i.e., at an aggregate net asset value of $1,000) and in the eleventh month after purchase, the net asset value per Share is $12 and, during such time, the investor has acquired five additional Class C Shares through dividend reinvestment. If at such time the investor makes his first redemption of 50 Class C Shares (producing proceeds of $600), five of such Shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 45 Class C Shares being redeemed, the charge will be applied only to the original cost of $10 per Share and not to the increase in net asset value of $2 per Share.


  The CDSC is waived on redemptions of Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code
Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.


FACTORS TO CONSIDER WHEN SELECTING CLASS A SHARES OR CLASS C SHARES OF THE EQUITY FUNDS AND THE INCOME FUNDS

  Before purchasing Class A Shares or Class C Shares of an Equity Fund or an Income Fund, investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated Rule 12b-1 fees and potential CDSC on Class C Shares would be less than the initial sales charge and accumulated Rule 12b-1 fees on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares. In this regard, to the extent that the sales charge for the Class A Shares is waived or reduced by one of the methods described above, investments in Class A Shares become more desirable. The Trust will refuse all purchase orders for individual accounts for Class C Shares of over $500,000.


  Although Class A Shares are subject to Rule 12b-1 fees, they are not subject to the higher Rule 12b-1 fees applicable to Class C Shares. For this reason, Class A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A Shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in a Fund than purchasers of Class C Shares. See "MANAGEMENT OF THE TRUST--Dis-tributor" in the Statement of Additional Information.

EXCHANGE PRIVILEGE


  The exchange privilege enables Shareholders of Class A or Class C Shares of the Funds (including Shares acquired through reinvestment of dividends and distributions on such Shares) to exchange those Shares at net asset value without any sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other funds, provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Exchanges for Shares of one of the Trust's other funds with a higher sales charge may be made upon payment of the sales charge differential. Holders of a Fund's Class C Shares may not exchange their Shares for Class A, Class Q or Class Y Shares, and holders of a Fund's Class A Shares may not exchange their Shares for Class C, Class Q or Class Y Shares. An exchange of Class C Shares will not affect the holding period of the Shares for purposes of the CDSC.

  Except as otherwise provided below, Class A Shares of the Money Funds may not be exchanged for Class A Shares of another fund of the Trust sold with a sales charge but may be redeemed and reinvested in such fund upon payment of the appropriate sales charge. If, however, Class A Shares of a Money Fund were acquired by a previous exchange from Class A Shares of a fund with respect to which a sales charge had been paid, then such Class A Shares of the Money Fund may be exchanged for Class A Shares of the other fund with a sales charge without payment of any fees or sales charge. Under such circumstances, in order to receive a reduced sales charge, the Shareholder must notify the Distributor that a sales charge was originally paid and provide the Distributor with sufficient information to permit confirmation of qualification. The foregoing exchange privilege may be exercised only once during a calendar year and upon written request by the Shareholder, and may be terminated or modified by the Trust at any time, or from time to time.


  An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 1-800-743-8637, by contacting their broker-dealer or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund of the Trust in which the Shareholder wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEEMING SHARES--By Telephone" below.


CONVERSION FEATURE

  Eight years after purchase, Class C Shares will convert automatically to Class A Shares. The purpose of the conversion is to relieve a holder of Class C Shares of the higher ongoing expenses charged to those Shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Class C Shares to Class A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class A Shares as he or she had of Class C Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. As a result of the conversion, the converted Shares are relieved of the Rule 12b-1 fees borne by Class C Shares, although they are subject to the Rule 12b-1 fees borne by Class A Shares.

                QUALIVEST INDIVIDUAL RETIREMENT ACCOUNTS ("IRA")

  A Qualivest IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. Qualivest IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

  A Qualivest SEP/IRA may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions into IRAs on behalf of all eligible employees.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR-SEP/IRA")


  A Qualivest SAR-SEP/IRA offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary reduction contributions. All Qualivest IRA distribution requests must be made in writing to BISYS. Any additional deposits to a Qualivest IRA must distinguish the type and year of the contribution.


  For more information on any of the Qualivest IRAs or other retirement plan options available (401(k) Defined Contribution Plans, 403(b)(7) Defined Compensation Plans, etc.), call the Trust at 1-800-743-8637. Shareholders are advised to consult a tax adviser on Qualivest IRA contribution and withdrawal requirements and restrictions.

                                REDEEMING SHARES

  Shareholders may redeem their Class A Shares without charge and their Class C Shares, subject to the CDSC described above if redeemed less than one year after purchase, on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Redemptions may be requested by mail or by telephone.

BY MAIL

  A written request for redemption must be received by the Distributor in order to honor the request. The Distributor's address is: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.

  For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations, as those terms are defined in the 1934 Act. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

BY TELEPHONE

  Shares may be redeemed by telephone if the Account Application Form reflects that the Shareholder has elected that privilege. If the telephone feature was not originally selected, the Shareholder must provide written instructions to the Trust to add it. The Shareholder may have the proceeds mailed to the Shareholder's address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day. Wire redemption requests may be made by the Shareholder by telephone to the Trust at 1-800-743-8637. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.


  The Trust's Account Application Form provides that none of BISYS, the Transfer Agent, Qualivest, the Trust or any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, Shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversions, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address above.


CHECK WRITING SERVICE

  Effective January 1, 1997, Shareholders of Class A Shares of the Money Market Fund may write checks on Fund accounts for $100 or more. Once a Shareholder has signed and returned a signature card, he or she will receive a supply of checks. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Shareholder's account will be charged a fee for stopping payment of a check upon the Shareholder's request, or if the check cannot be honored because of insufficient funds or other valid reasons.


AUTO WITHDRAWAL PLAN

  The Auto Withdrawal Plan enables Shareholders of the Funds to make regular monthly, bi-monthly, or quarterly redemptions of Class A or Class C Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Class A or Class C Shares at the net asset value on the fifth and/or twentieth day of the month or quarter (or the next Business Day thereafter) and have the amount specified transferred according to the written instructions of the Shareholder. Shareholders participating in this Plan must maintain a minimum account balance of $500. The required minimum withdrawal is $100, monthly or quarterly.

  The Auto Withdrawal Plan may be modified or terminated without notice. In addition, the Trust may suspend a Shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or in the event that the account balance is less than the minimum $500 amount.

  To participate in the Auto Withdrawal Plan, Shareholders should call 1-800-743-8637 for more information. Purchases of additional Class A or Class C Shares concurrently with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. For a Shareholder to change the Auto Withdrawal Plan instructions, the request must be made in writing to the Distributor and may take up to 15 days to implement.

OTHER INFORMATION REGARDING REDEMPTION OF SHARES


  All redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Shares in the Funds, less any applicable CDSC, may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt of the request for redemption, or within such shorter period as required by law. To the greatest extent possible, requests from Shareholders of an Equity Fund or an Income Fund for next Business Day payments upon redemption of Shares will be honored if received in good form by the Distributor before the last Valuation Time on a Business Day or, if received after the last Valuation Time, within two Business Days, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. Likewise, the Trust will attempt to honor requests from Shareholders for same Business Day payments upon redemption of Class A Shares of the Money Funds if the request for redemption is received by the Distributor before 12:00 noon Pacific Time on a Business Day or, if the request for redemption is received after 12:00 noon Pacific Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


  The Trust reserves the right to redeem involuntarily, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of the establishment of an account with less than $500 using the Auto Invest Plan), the account of such Shareholder has a value of less than $500. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if the investor thereafter redeems any Shares. Before the Trust exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in the Shareholder's account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $500.

  At various times, the Trust may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such Shares, which delay may be for 15 days or more. Such delay may be avoided if Shares are purchased by wire transfer of federal funds. The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

                            MANAGEMENT OF THE FUNDS

TRUSTEES


  Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Shareholders of all of the Trust's funds. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations. The Trustees of the Trust are:
George R. Landreth, David F. Jones, John W. Judy, Raymond H. Lung and David B. Frohnmayer.

INVESTMENT ADVISER


  Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon 97208, is the investment adviser of the Trust. Qualivest, a registered investment adviser, is an affiliate of U.S. Bank, which is a wholly owned subsidiary of U.S. Bancorp. U.S. Bancorp is a super-regional financial services holding company organized under the laws of Oregon in 1968. U.S. Bank, headquartered in Portland, is a national banking association chartered in 1891. It offers a wide variety of full-service and commercial banking operations in over 200 locations in Oregon. Other services of U.S. Bancorp and its subsidiaries include mortgage banking, lease financing, consumer financing, commercial finance, international banking, investment advisory, insurance agency and credit life insurance services, brokerage and venture capital. As of October 31, 1996, Qualivest had under management nearly $10 billion in assets. It also is investment adviser to Tax-Free Trust of Oregon, a tax-free municipal bond fund, whose assets were approximately $304 million at that date.

  Subject to the general supervision of the Trust's Board of Trustees and in accordance with each of the Funds' investment objective, policies and restrictions, Qualivest has agreed in its Investment Advisory Agreement with the Trust to provide or arrange for the provision of a continuous investment program for each Fund, including investment research and management with respect to the Funds' portfolio securities, investments and cash. Qualivest has implemented a team approach to the management of the Funds, under which a "Lead Manager" has primary portfolio management responsibility for a Fund and is assisted by a "Co-Manager."

  John R. Dozier, who joined U.S. Bank in 1976 and Qualivest at the time of its inception as a registered investment adviser in 1984, is the Equity Manager primarily responsible for managing the Large Companies Fund. Mr. Dozier has twenty-six years of investment management experience and received a Bachelor of Arts degree in Economics from Claremont Men's College. John R. Swank, an Equity Manager with twenty years of experience in portfolio management, including seventeen years of combined employment by U.S. Bank and Qualivest, assists Mr. Dozier in managing the Large Companies Fund. Mr. Swank has a Bachelor of Science degree in Finance and a Master of Business Administration degree, both from Long Beach State University. He is also a Chartered Financial Analyst. Mr. Swank has primary responsibility for managing the Income Equity Fund, and Mr. Dozier assists Mr. Swank in managing that Fund.

  Dale E. Benson, an Equity Manager at Qualivest, has primary responsibility for management of the Small Companies Fund. Mr. Benson has twenty-four years of investment management experience and has been employed by U.S. Bank since 1973 and by Qualivest since its inception. He received a Bachelor of Arts degree from Pacific Lutheran University and a Doctorate in History from the University of Maine. Mr. Benson is also a Chartered Financial Analyst. Frank Magdlen assists Mr. Benson in managing the Small Companies Fund. Mr. Magdlen, who also is a Chartered Financial Analyst, analyzes closely held companies for Qualivest and has twenty-three years of investment experience. He received a Bachelor of Arts degree in Finance from the University of Portland and a Master of Business Administration degree from the University of Southern California. Mr. Magdlen has been employed by Qualivest since 1984.

  Daniel J. Rauchle has primary responsibility for managing the International Fund. Prior to joining Qualivest as an Equity Manager, Mr. Rauchle was an independent consultant to small businesses and financial institutions specializing in finance and investments. Mr. Rauchle received Bachelor of Business Administration, Master of Business Administration, and Juris Doctor degrees from the University of Wisconsin. Timothy Leach, President and Chief Investment Officer of Qualivest, assists Mr. Rauchle in managing the International Fund. He has fourteen years of investment management experience, both at Qualivest and at other investment management organizations, and is responsible for the management of Qualivest. Mr. Leach has a Bachelor of Science degree in Business Management and Agricultural Science and a Master of Business Administration degree from the University of California, Berkeley. Mr. Leach has primary responsibility for managing the Optimized Fund, and Mr. Rauchle assists Mr. Leach in managing that Fund.

  Portfolio management of the Intermediate Bond Fund is the primary responsibility of Curry A. Garvin, a Fixed-Income Manager who has been employed by U.S. Bank since 1981 and by Qualivest since 1985. Mr. Garvin, who is a Chartered Financial Analyst, received a

Bachelor of Science degree in Finance from the University of Oregon. John McCune, a Fixed-Income Manager with ten years of investment management experience, assists Mr. Garvin in managing the Intermediate Bond Fund. Mr. McCune joined the Qualivest team in 1996 as part of the U.S. Bancorp/West One Bancorp merger. Prior to 1996, Mr. McCune had been employed as a Senior Portfolio Manager at West One Bancorp and AMR Corporation. Mr. McCune received a Bachelor of Science degree in Finance from Brigham Young University and a Master of Business Administration degree from the University of California at Los Angeles. Mr. McCune has primary responsibility for managing the Bond Fund, and Mr. Garvin assists Mr. McCune in managing that Fund.

  Steve Galiani is the Fixed-Income Fund Manager who primarily manages the Tax-Free Bond Fund. Mr. Galiani formerly was President and Portfolio Manager for Galiani Asset Management Corporation, and has also served as Senior Portfolio Manager for the Keystone Custodian Funds and as Portfolio Manager for the Eaton Vance Corporation. He received a Bachelor of Arts degree from Manhattan College and a Master of Business Administration degree from Boston University. Michael Hamilton, a portfolio and fund manager, assists Mr. Galiani in the management of the Tax-Free Bond Fund. Mr. Hamilton is a Certified Financial Planner who joined Qualivest in 1989. He received a Bachelor of Arts degree in Psychology from the College of Idaho and a Master of Business Administration degree from Western Washington University.


  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each of the Funds, computed daily and paid monthly, at the following annual rates of each Fund's average daily net assets: Large Companies Fund--0.75%; Small Companies Fund--0.80%; Income Equity Fund--0.60%; International Fund--0.60%; Optimized Fund--0.50%; Intermediate Bond Fund--0.60%; Bond Fund--0.60%; Tax-Free Bond Fund--0.50%; U.S. Treasury Fund--0.35%; Money Market Fund--0.35%; and Tax-Free Money Market Fund--0.35%.


  While the fees for the Large Companies and Small Companies Funds are higher than the advisory fees paid by most investment companies, the Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies. Qualivest may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for each fund of the Trust, and also acts as the Trust's principal underwriter and distributor.

  The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from each Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.13% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

  The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. Under its Distribution Agreement with the Trust, the Distributor may retain some or all of any sales charge imposed upon the Shares. It may also receive compensation under the Distribution and Shareholder Service Plans regarding the Class A Shares and Class C Shares described below.

OTHER SERVICE PROVIDERS

  BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement with the Trust and receives a fee for such vices. BISYS Fund Services Ohio, Inc. also provides certain accounting services for each of the Funds and receives a fee for such services. Deloitte
& Touche LLP serves as independent auditors for the Trust. United States National Bank of Oregon is the custodian of all of the Funds except the International Fund, for which The Bank of New York is the custodian. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.


  While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

EXPENSES


  Qualivest and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Trust. Each Fund will bear the following expenses relating to its operation: organizational expenses, taxes, interest, brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, pricing of portfolio securities, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodians, Transfer Agent and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in each Fund's operation. The ratios of operating expenses to average daily net assets of the Class A Shares for the period ended July 31, 1996 were as follows:
Large Companies Fund--1.18%; Small Companies Fund--1.33%; International Fund--1.06%; Optimized Fund--0.84%; Intermediate Bond Fund--1.01%; Bond Fund--0.85%; U.S. Treasury Fund--0.72%; Money Market Fund-- 0.91%; and Tax-Free Money Market Fund-- 0.89%. For the Class C Shares, the ratios for the same period were: Large Companies Fund-- 1.93%; Small Companies Fund--2.08%; International Fund--1.78%; Optimized Fund--1.59%; Intermediate Bond Fund--1.76%; and Bond Fund--1.58%.


  As a general matter, expenses are allocated to the Class A, Class C, Class Q and Class Y Shares of the Funds on the basis of the relative net asset value of each class. Class A Shares and Class C Shares may bear certain additional retail transfer agency expenses and also bear certain additional Shareholder service and distribution costs incurred pursuant to the Distribution and Shareholder Service Plans described below.

  The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the Shareholders of a particular class, including Class A and Class C Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as Shareholder reports, prospectuses and proxies to current Shareholders; Blue Sky registration fees incurred by a class of Shares; Securities and Exchange Commission registration fees incurred by a class of Shares; expenses related to administrative personnel and services as required to support the Shareholders of a specific class; litigation or other legal expenses relating solely to one class of Shares;

and Trustees' fees incurred as a result of issues relating solely to one class of Shares.

PORTFOLIO TRANSACTIONS

  Pursuant to the Investment Advisory Agreement, Qualivest places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion. Broker-dealers selected to execute portfolio transactions for the Funds may include affiliates of the Trust, Qualivest or BISYS, provided the charge for any such transaction does not exceed usual and customary levels.

BANKING LAWS

  Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Funds.

  Qualivest is a subsidiary of U.S. Bank, and it and U.S. Bank are affiliates of a bank holding company. They are therefore subject to applicable federal banking laws and regulations. Qualivest has been advised by its counsel that it may perform the advisory services for the Funds required by the Investment Advisory Agreement and, provided that they do not engage in underwriting, selling or distribution of the Funds' Shares, Qualivest's national bank affiliates may perform shareholder servicing activities and may receive compensation without violating federal banking laws and regulations.

  In the event that, due to future events, Qualivest is prohibited from acting as the Funds' investment adviser, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

                               DISTRIBUTION PLANS

  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution and Shareholder Service Plans with respect to the Class A Shares of each Fund (the "Class A Plans"), as well as Distribution and Shareholder Service Plans with respect to Class C Shares of each Equity and Income Fund (the "Class C Plans" and, with the Class A Plans, the "Plans").

  Pursuant to the Class A Plans, each Fund is authorized to pay or reimburse BISYS, as Distributor of the Class A Shares of the Fund, for certain expenses that are incurred in connection with Shareholder and distribution services. Payments under the Class A Plans will be calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Equity and Income Fund and 0.40% of the average daily net assets of Class A Shares of each Money Fund. As authorized by the Class A Plans, BISYS has entered into a Rule 12b-1 Agreement with U.S. Bancorp Securities, Inc. ("USBS"), an affiliate of Qualivest, pursuant to which USBS has agreed to provide certain Shareholder and distribution services in connection with Class A Shares of the Funds purchased and held by USBS for the accounts of its customers and Class A Shares of the Funds purchased and held by customers of USBS directly. BISYS will be compensated by the Funds in an amount equal to its payments to USBS under the Rule 12b-1 Agreement. Such fee may exceed the actual costs incurred by USBS in providing such services.

  Pursuant to the Class C Plans, an Equity Fund and Income Fund is authorized to pay or reim-burse BISYS, as Distributor of Class C Shares, (a) a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net assets of Class C Shares of a Fund, and (b) a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Class C Shares of a Fund. Payments under the Class C Plan will be calculated daily and paid monthly at a rate not to exceed the limits described above, which rates are set from time to time by the Board of Trustees. Actual distribution expenses for Class C Shares at any given time may exceed the Rule 12b-1 fees and payments received pursuant to CDSCs. These unrecovered amounts plus interest thereon will be carried forward and paid from future Rule 12b-1 fees and payments received from CDSCs. If the Class C Plan were terminated or not continued, the Trust would not be contractually obligated to pay for any expenses not previously reimbursed by the Trust or recovered through CDSCs.

  Payments under the Plans may be used by BISYS to pay banks and their affiliates (including U.S. Bank and its affiliates), and other institutions, including broker-dealers (each a "Participating Organization"), for administration, distribution, and/or Shareholder service assistance pursuant to an agreement between BISYS and the Participating Organization. Pursuant to the Plans, the Distributor may enter into Rule 12b-1 Agreements with Participating Organizations for providing Shareholder and distribution services to their customers who are the record or beneficial owners of Shares. Such Participating Organizations will be compensated at an annual rate of up to 0.25% (up to 0.40% for the Money Funds) of the average daily net assets of the Class A Shares, and up to 0.25% of the average daily net assets of the Class C Shares, held of record or beneficially by such customers. Under the Plans, a Participating Organization may include BISYS, its subsidiaries, and its affiliates.

  Payments to the Distributor pursuant to the Plans will be used (i) to compensate Participating Organizations for providing distribution assistance relating to Shares, (ii) for promotional activities intended to result in the sale of Shares, such as to pay for the preparation, printing and distribution of prospectuses to other than current Shareholders, and (iii) to compensate Participating Organizations for providing Shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares of the Funds.

  Fees paid pursuant to the Class A Plans and Class C Plans are accrued daily and paid monthly, and are charged as expenses of Class A Shares and Class C Shares, respectively, of a Fund as accrued.

GENERAL INFORMATION

  The Plans may be terminated by a vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to a Plan ("Independent Trustees"), or by a vote of a majority of the holders of the outstanding voting securities of the class of Shares subject thereto. Any change in the Plans that would increase materially the distribution expenses paid by a Fund requires Shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting upon the amendment. As long as either Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

                              DIVIDENDS AND TAXES

DIVIDENDS


  Net income is declared and paid quarterly as a dividend to Shareholders of record of the Equity Funds, while net income is declared and paid monthly for each Income Fund. Distributable net realized capital gains are distributed at least annually. The net income, excluding short-term capital gains, of each Money Fund is declared daily as a dividend to Shareholders. Dividends consisting of short-term capital gains are declared from time to time as may be appropriate. Dividends for the Money Funds are paid monthly. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the date of declaration, unless the Shareholder elects to receive dividends or distributions in cash or elects to participate in the Qualivest Directed Dividend Option. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  If a Shareholder elects to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the appropriate Fund at the per Share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per Share net asset value determined as of the date of cancellation.


DIRECTED DIVIDEND OPTION

  A Shareholder may elect to have all income dividends and capital gains distributions paid by check, reinvested in the Fund or reinvested in the same class of any of the Trust's other funds, provided the other fund is maintained at the minimum required balance. The Directed Dividend Option may be modified or terminated by the Trust at any time after notice to participating Shareholders. Participation in the Directed Dividend Option may be terminated or changed by the Shareholder at any time by writing the Distributor. The Directed Dividend Option is not available to participants in any of the Qualivest IRAs.

FEDERAL TAXES

  Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code, so that it generally will not be subject to federal income tax on its taxable income and gains that are distributed to Shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each calendar year substantially all of its taxable income and gains.

  Distributions from a Fund's investment company taxable income (which includes, among other items, dividends, taxable interest and the excess, if any, of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Dividends paid by the Equity Funds to corporate Shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares and are not eligible for the dividends-received deduction.


  The Tax-Free Bond Fund and the Tax-Free Money Market Fund intend to invest a sufficient portion of their assets in state and municipal obligations so that each will qualify to pay "exempt-interest dividends" to Shareholders. Such exempt-interest dividends are excludable from a Shareholder's gross income for federal income tax purposes. However, to the extent that a Fund's interest income is attributable to certain so-called "private activity bonds," dividends allocable to such income, while exempt from the regular federal income tax, will constitute an item of tax preference for purposes of the alternative minimum tax. Exempt-interest dividends are includable in the tax base for determining the extent to which social security or railroad retirement benefits will be subject to federal income tax. The Tax-Free Bond Fund and the Tax-Free Money Market Fund may derive taxable investment income and realize capital gains or losses from portfolio transactions, including the sale of securities; distributions to Shareholders derived from such income and gains will be taxable to the Shareholders.





  Shareholders of the Tax-Free Bond Fund should be aware that redeeming shares after tax-exempt interest income has been accrued by the Fund, but before that income has been declared as a dividend, may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest which, if distributed to the Shareholder as a dividend rather than as redemption proceeds might have qualified as an exempt-interest dividend. Deductions for interest expense incurred (or deemed to be incurred) to acquire or carry Shares of the Tax-Free Bond Fund or the Tax-Free Money Market Fund may be subject to limitations that reduce or eliminate such deductions.


  Certain dividends declared by a Fund in October, November or December and paid during the following January will be treated as having been received by Shareholders on December 31 in the year the distributions were declared. Reinvested distributions will be taxable as if they had been received in cash.

  Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions paid to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the Shareholder's federal income tax liability.

  Shareholders of the Funds should be aware that under the laws of some state and local taxing authorities, distributions from a Fund that are attributable to interest earned on certain U.S. Government securities may not be subject to state or local taxes. Shareholders of the Tax-Free Bond Fund and the Tax-Free Money Market Fund should be aware that under the laws of some state and local taxing authorities, distributions from the Fund that are attributable to interest on state and municipal securities issued within the Shareholder's own state may not be subject to state or local taxes.


  Prior to purchasing Shares of the Equity Funds or the Income Funds, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

  Shareholders will be furnished annually with information relating to the nature and amounts of distributions made by a Fund.


  The preceding discussion is only a summary of some of the federal tax considerations generally affecting the Funds and their Shareholders and does not address every possible situation. Distributions (including exempt-interest dividends) may be subject to state, local and foreign taxes, and non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds may suffer adverse tax consequences from investing in the Tax-Free Bond Fund and the Tax-Free Money Market Fund. Prospective Shareholders should consult their tax advisers with respect to the effect of investing in a Fund. For additional information relating to taxes, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.

                              GENERAL INFORMATION

ORGANIZATION OF THE TRUST

  The Trust was organized as a Massachusetts business trust in 1994 and currently offers fifteen funds. The Shares of each of the Equity Funds and the Income Funds are offered in three separate classes: Class A Shares, Class C Shares and Class Y Shares. Shares of each of the Money Funds are also offered in three separate classes: Class A Shares, Class Q Shares and Class Y Shares. Each Share represents an equal proportionate interest in a fund with other Shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by fund except as otherwise expressly required by law.


  An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

  The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

MULTIPLE CLASSES OF SHARES

  In addition to Class A and Class C Shares, the Trust also offers Class Q Shares of the Money Funds and Class Y Shares of all of the Funds. Class Q Shares are sold through procedures established by the Distributor only to certain corporations, pension plans, foundations, charitable institutions, certain large investors, insurance companies, banks and other banking institutions, and non-bank fiduciaries. Class Y Shares are sold through procedures established by the Distributor only to certain institutional investors and bank trust departments purchasing Shares on behalf of fiduciary, advisory, agency, custody or other similar accounts maintained by, or on behalf of, their customers. Class Q Shares of the Money Funds are not sold subject to a sales load and bear expenses of up to 0.25% of the average daily net assets of Class Q Shares under a Distribution and Shareholder Service Plan pertaining to Class Q Shares (also a "Plan"). Class Y Shares are not sold subject to a sales load and do not bear expenses under the Plans pertaining to Class A, Class C and Class Q Shares. In addition, Class A and Class C Shares may bear additional retail transfer agency expenses. A salesperson or other person entitled to receive compensation for selling or servicing the Shares may receive different compensation with respect to one particular class of Shares over another in the same Fund. For further details regarding eligibility requirements for the purchase of Class Q and Class Y Shares, call the Trust at 1-800-743-8637.

  The amount of dividends payable with respect to Class Q and Class Y Shares will exceed dividends on Class A and Class C Shares as a result of the Plan fees applicable to Class A and Class C Shares and because Class A and Class C Shares may bear additional retail transfer agency expenses. The amount of dividends payable with respect to Class Y Shares will also exceed dividends on Class Q Shares as a result of the Plan fees applicable to Class Q Shares.





PERFORMANCE INFORMATION


  From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports. In addition, tax equivalent yield may be presented in advertisements, sales literature and Shareholder reports of the Tax-Free Money Market Fund and the Tax-Free Bond Fund. Such performance figures are based on historical earnings and are not intended to indicate future performance. Also, from time to time, the Equity and Income Funds may present their respective distribution rates for a class of Shares in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports.


  Standardized yield and total return quotations will be computed separately for Class A Class C, Class Q and Class Y Shares. Because of differences in the fees and/or expenses borne by Class A, Class C, Class Q and Class Y Shares of the Funds, the net yield and total return on Class A and Class C Shares can be expected, at any given time, to be lower than the net yield and total return on Class Q and Class Y Shares for the same period, and the net yield and total return on Class Q Shares of the Money Funds can be expected to be lower than the net yield and total return on Class Y Shares for the same period.

  Investors may also judge the performance of any class of Shares or Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by various services, which indices may be published by such services or by other services or publications, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to Shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION--Performance Comparisons" in the Statement of Additional Information.

  Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Any fees charged with respect to customer accounts for investing in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if Qualivest and BISYS voluntarily reduce all or a part of their respective fees, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

ACCOUNT SERVICES

  Shareholders of the Trust may obtain current price, yield and other performance information on the Funds or any of the Trust's funds 24 hours a day by calling 1-800-743-8637 from any touch-tone telephone.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants. Inquiries regarding the Trust may be directed in writing to Qualivest Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-800-743-8637.

  No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

                                        The Qualivest
                                        Mutual Funds



                                        Class A & C Shares
Qualivest Mutual Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035               Small Companies Value Fund

Investment Adviser                      International Opportunities Fund
Qualivest Capital Management, Inc.
P.O. Box 2758                           Large Companies Value Fund
Portland, Oregon 97208
                                        Optimized Stock Fund

Administrator & Distributor             Income Equity Value Fund

BISYS Fund Services                     Diversified Bond Fund
3435 Stelzer Road
Columbus, Ohio 43219-3035               Intermediate Bond Fund

                                        Tax-Free National Bond Fund

Legal Counsel                           Money Market Fund
Dechert Price & Rhoads
1500 K Street, N.W.                     Tax-Free Money Market Fund
Washington, D.C. 20005
                                        U.S. Treasury Money Market Fund

Auditors
Deloitte & Touche LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402                      Prospectus Dated: December 1, 1996


For more information, about these       Mutual Funds:
Funds or your account, contact your     .  Are not insured by the FDIC
investment representative or call       .  Are not deposits or other
1-800-743-8637.                            obligations of, or guaranteed by,
                                           any bank
                                        .  Are subject to investment risk,
                                           including the possible loss of the
                                           principal amount invested
                                        .  May involve sales charges and other
                                           fees



                                        [QUALIVEST MUTUAL FUNDS LOGO]

                              QUALIVEST FUNDS


                             3435 Stelzer Road
                         Columbus, Ohio  43219-3035
                               1-800-743-8637


Qualivest Funds (the "Trust") is an open-end management investment company which offers fifteen separate diversified investment portfolios
("funds"), each with different investment objectives and policies. These funds enable the Trust to meet a wide range of investment needs. This Prospectus relates only to the following funds (the "Funds"):


     -    Qualivest Large Companies Growth Fund; and
     -    Qualivest Micro Cap Value Fund.

Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), acts as the investment adviser to each of the Funds.



Additional information about the Trust and each of the Funds, contained in a Statement of Additional Information dated December 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.



The Trustees of the Trust have divided beneficial ownership of each fund into transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares. This Prospectus describes the Class A Shares and Class C Shares of each Fund. Class A and Class C Shares of the Funds are currently offered to the general public. Each Fund also offers a class of Shares known as Class Y Shares to certain qualified institutional investors.

Shares of the Funds are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Funds involves investment risk, including the possible loss of principal.

This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The date of this Prospectus is December 1, 1996.

                             TABLE OF CONTENTS

                                                                       Page
                                                                       ----

PROSPECTUS SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . .
     Shares Offered . . . . . . . . . . . . . . . . . . . . . . . . . .
     Offering Price and Sales Charges . . . . . . . . . . . . . . . . .
     Minimum Purchase . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Objectives  . . . . . . . . . . . . . . . . . . . . . .
     Investment Policies  . . . . . . . . . . . . . . . . . . . . . . .
     Risk Factors and Special Considerations  . . . . . . . . . . . . .
     Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . .
     Dividends and Capital Gains  . . . . . . . . . . . . . . . . . . .
     Other Information  . . . . . . . . . . . . . . . . . . . . . . . .
     Guide to Investing in the Qualivest Funds  . . . . . . . . . . . .

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FEE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . .
     General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT TECHNIQUES AND RISK FACTORS  . . . . . . . . . . . . . . . .
     Micro Capitalization Securities  . . . . . . . . . . . . . . . . .
     Put and Call Options . . . . . . . . . . . . . . . . . . . . . . .
     Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . .
     Foreign Currency Transactions  . . . . . . . . . . . . . . . . . .
     Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . .
     When-Issued and Delayed-Delivery Transactions  . . . . . . . . . .
     Lending of Portfolio Securities  . . . . . . . . . . . . . . . . .
     Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . .
     Reverse Repurchase Agreements and Dollar Roll Agreements . . . . .
     Mortgage-Related and Asset-Backed Securities . . . . . . . . . . .
     Medium-Grade Securities  . . . . . . . . . . . . . . . . . . . . .
     U.S. Government Securities . . . . . . . . . . . . . . . . . . . .
     Bankers' Acceptances . . . . . . . . . . . . . . . . . . . . . . .
     Certificates of Deposit and Time Deposits  . . . . . . . . . . . .
     Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . .
     Securities Issued by Other Investment Companies  . . . . . . . . .
     Restricted Securities  . . . . . . . . . . . . . . . . . . . . . .

                             TABLE OF CONTENTS

                                                                       Page
                                                                       ----


VALUATION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .

PURCHASING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .
     By Mail  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     By Telephone or by Wire  . . . . . . . . . . . . . . . . . . . . .
     Other Information Regarding Purchases  . . . . . . . . . . . . . .

SALES CHARGES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Class A Shares . . . . . . . . . . . . . . . . . . . . . . . . . .
     Class C Shares . . . . . . . . . . . . . . . . . . . . . . . . . .
     Other Information  . . . . . . . . . . . . . . . . . . . . . . . .
     Reduced Sales Charges -- Class A Shares  . . . . . . . . . . . . .
     Sales Charge Waivers . . . . . . . . . . . . . . . . . . . . . . .
     Senior Citizens Discount . . . . . . . . . . . . . . . . . . . . .
     Concurrent Purchases . . . . . . . . . . . . . . . . . . . . . . .
     Letters of Intent  . . . . . . . . . . . . . . . . . . . . . . . .
     Rights of Accumulation . . . . . . . . . . . . . . . . . . . . . .
     Contingent Deferred Sales Charge ("CDSC") -- Class C Shares . . . Factors to Consider When Selecting Class A Shares or Class C
          Shares of the Funds . . . . . . . . . . . . . . . . . . . . .
     Exchange Privilege . . . . . . . . . . . . . . . . . . . . . . . .
     Conversion Feature . . . . . . . . . . . . . . . . . . . . . . . .

QUALIVEST INDIVIDUAL RETIREMENT ACCOUNTS ("IRA")  . . . . . . . . . . .
     Simplified Employee Pension Plan ("SEP/IRA") . . . . . . . . . . .
     Salary Reduction Simplified Employee Pension Plan
          ("SAR-SEP/IRA") . . . . . . . . . . . . . . . . . . . . . . .

REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . .
     By Mail  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     By Telephone . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Auto Withdrawal Plan . . . . . . . . . . . . . . . . . . . . . . .
     Other Information Regarding Redemption of Shares . . . . . . . . .

MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . .
     Trustees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . .
     Administrator and Distributor  . . . . . . . . . . . . . . . . . .
     Other Service Providers  . . . . . . . . . . . . . . . . . . . . .
     Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . .
     Banking Laws . . . . . . . . . . . . . . . . . . . . . . . . . . .

                             TABLE OF CONTENTS

                                                                       Page
                                                                       ----


DISTRIBUTION PLANS  . . . . . . . . . . . . . . . . . . . . . . . . . .
     General Information  . . . . . . . . . . . . . . . . . . . . . . .

DIVIDENDS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . . .
     Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Directed Dividend Option . . . . . . . . . . . . . . . . . . . . .
     Federal Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . .

GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .
     Organization of the Trust  . . . . . . . . . . . . . . . . . . . .
     Multiple Classes of Shares . . . . . . . . . . . . . . . . . . . .
     Performance Information  . . . . . . . . . . . . . . . . . . . . .
     Account Services . . . . . . . . . . . . . . . . . . . . . . . . .
     Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . .

                             PROSPECTUS SUMMARY

Shares Offered

Class A and Class C Shares of the Qualivest Large Companies Growth Fund (the "Large Companies Growth Fund") and the Qualivest Micro Cap Value Fund (the "Micro Cap Fund") (collectively, the "Funds"), which are two separate diversified investment portfolios ("funds") of Qualivest Funds, a Massachusetts business trust (the "Trust") which is registered as an open-end management investment company.

Offering Price and Sales Charges

Each Fund offers investors a choice of Class A and Class C Shares, which differ principally with respect to sales charges and the rate of expenses to which they are subject. The public offering price of Class A Shares of each Fund is equal to the net asset value per Share plus a sales charge equal to 4.50% of the public offering price, reduced when the total purchase amount is $50,000 or more (see "SALES CHARGES -- Class A Shares"). Under certain circumstances, the sales charge may be eliminated. The public offering price of Class C Shares of each Fund is equal to the net asset value per Share, but investors may be subject to a contingent deferred sales charge ("CDSC") of 1.00% when Class C Shares are redeemed less than one year after purchase.

Minimum Purchase

$500 minimum initial purchase per Fund, with $100 minimum subsequent investments. Such minimum initial investment may be waived for certain purchasers and is reduced to $50 for investors using the Auto Invest Plan described herein, and such investors are subject to a $50 minimum for each subsequent investment in a Fund.

Investment Objectives

The Large Companies Growth Fund seeks long-term capital appreciation.
- -------------------------------

The Micro Cap Fund seeks capital appreciation.
- ------------------

Investment Policies

The Large Companies Growth Fund.  Under normal market conditions, the Large
- -------------------------------
Companies Growth Fund will invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of companies with a market capitalization of at least $1 billion at the time of purchase.

The Micro Cap Fund.  Under normal market conditions, the Micro Cap Fund
- ------------------
will invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of companies with a market capitalization of less than $500 million at the time of purchase.

Risk Factors and Special Considerations

An investment in the Funds involves a certain amount of risk and may not be suitable for all investors. The Micro Cap Fund invests in small companies, which may have more volatile price fluctuations and less liquid securities markets than larger companies. See "INVESTMENT TECHNIQUES AND RISK FACTORS."

Investment Adviser

Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), serves as investment adviser to each Fund. See "MANAGEMENT OF THE FUNDS - Investment Adviser."

Dividends and Capital Gains

Dividends from net income are declared and paid quarterly for the Funds. Net realized capital gains are distributed at least annually.

Other Information

U.S. Bank ("Custodian") is the Funds' custodian. BISYS Fund Services ("BISYS" or "Distributor" or "Administrator") serves as the distributor and administrator of the Funds. BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as the transfer agent and dividend disbursing agent and provides certain accounting services for the Trust.

Guide to Investing in the Qualivest Funds

Purchase orders for the Funds received by the Distributor prior to 1:00 p.m. Pacific Time will become effective that day.

- -    Minimum Initial Investment..........................  $500
     (Such minimum may be reduced for certain investors.)

- -    Minimum Initial Investment for
     IRAs and other qualified retirement plans...........  $ 50

- -    Minimum Subsequent Investment.......................  $100
     (Such minimum may be reduced for certain investors.)

- -    Minimum Subsequent Investment for IRAs
     and other qualified retirement plans................  $ 50

Shareholders may exchange Shares of a Fund for Shares of the same class of another fund by telephone or mail. See "PURCHASING SHARES -- Exchange Privilege" for more information.

- -    Minimum Initial Exchange............................  $500
     (No minimum for subsequent exchanges.)

Shareholders may redeem Shares by telephone, mail or through a Fund's Auto Withdrawal Plan.

All dividends and distributions will be automatically reinvested at net asset value in additional Shares of the same class of the applicable Fund unless cash payment is requested.

See "PURCHASING SHARES" and "REDEEMING SHARES" for more information.

                               FUND EXPENSES

The following expense table indicates costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of a Fund during its first fiscal year of operation. The numbers reflect estimated levels of operating expenses.

                                                      FEE TABLE
                                         Qualivest Large        Qualivest Micro
                                      Companies Growth Fund      Cap Value Fund
                                      ---------------------      --------------
                                      Class A    Class C      Class A   Class C
                                      -------    -------      -------   -------

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on
 Purchases (as a percentage
 of offering price) . . . . . . . . .    4.50%      None      4.50%     None
Maximum Sales Charge Imposed on
 Reinvested Dividends (as a
 percentage of offering price)  . . .    None       None      None      None
Deferred Sales Charge (as a
 percentage of redemption
 proceeds)1 . . . . . . . . . . . . .    None       1.00%     None      1.00%
Redemption Fees (as a percentage
 of redemption proceeds)  . . . . . .    None       None      None      None
Exchange Fees . . . . . . . . . . . .    None       None      None      None
Annual Fund Operating Expenses
 (as a percentage of average
 net assets annualized)
Management Fees . . . . . . . . . . .    1.00%      1.00%     1.00%     1.00%
12b-1 Fees2 . . . . . . . . . . . . .    0.25%      1.00%     0.25%     1.00%
Other Expenses  . . . . . . . . . . .    0.50%      0.50%     0.50%     0.50%
                                         ----       ----      ----      ----
Total Fund Operating Expenses . . . .    1.75%      2.50%     1.75%     2.50%
                                         ====       ====      ====      ====



- --------------------------------

1 A 1% CDSC is imposed only on redemptions of Shares redeemed less than one year after purchase, except for redemptions by certain
     "Institutional Investors" as defined below under "SALES CHARGES -- Contingent Deferred Sales Charge ("CDSC") -- Class C Shares."

2 As a result of the payment of 12b-1 fees, long-term Shareholders of the Funds may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


The purpose of this table is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Funds will bear.

Example*

An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                        Qualivest Large                      Qualivest
                      Companies Growth Fund                 Micro Cap Fund
                      ---------------------                 --------------
                    Class A         Class C               Class A     Class C
                    -------         -------               -------    --------

1 Year . . . . .      $ 62             $ 25                  $ 62        $ 25
3 Years. . . . .      $ 98             $ 78                  $ 98        $ 78
_______________

* This example should not be considered a representation of future expenses, which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.


                     INVESTMENT OBJECTIVES AND POLICIES

Under normal market conditions, each Fund will invest primarily in equity securities, including common stocks and securities convertible into common stocks, of companies believed by Qualivest to be characterized by sound management and the potential for long-term capital appreciation. Each Fund may invest in securities convertible into common stocks without regard to the rating assigned to such securities by a nationally recognized statistical rating organization ("NRSRO").

The Large Companies Growth Fund.  The investment objective of the Large
- -------------------------------
Companies Growth Fund is to seek long-term capital appreciation. Under normal market conditions, it intends to invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of large capitalization companies. Large capitalization companies are those companies with a market capitalization of at least
$1 billion at the time of purchase.

The Large Companies Growth Fund maintains a flexible investment approach and considers a variety of companies and types of securities, depending on the economic environment and the relative attractiveness of the various securities markets. The Fund generally seeks to invest in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. However, Qualivest may invest the Fund's assets in companies that do not demonstrate such characteristics if Qualivest expects such companies to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

Qualivest analyzes each company considered for investment to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, Qualivest conducts an analysis of the financial condition of each company and selects those prospects that demonstrate the greatest potential for above-average capital appreciation and growth in earnings.

The Micro Cap Fund.  The investment objective of the Micro Cap Fund is to
- ------------------
seek capital appreciation. Under normal market conditions, it intends to invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of micro capitalization companies, which are those companies with a market capitalization of less than $500 million at the time of purchase. Micro capitalization stocks may be quite volatile and subject to wide fluctuations in both the short and medium term. As a result, the Micro Cap Fund may be an appropriate investment only for investors who understand and are financially able to accept greater risks.

The Micro Cap Fund seeks to achieve its investment objective by following flexible investment policies emphasizing investment in common stocks and securities convertible into common stocks that are, in Qualivest's opinion, undervalued relative to other securities at the time of purchase. In analyzing different securities, Qualivest will consider ratios of market price to book value, ratios of market price to earnings, ratios of market price to assets, estimated liquidating value, earnings growth rate, management strength, and cash flow as significant factors in assessing relative value. If in Qualivest's opinion a stock has reached a fully valued position, it will, under most circumstances, be sold and replaced by securities which are deemed to be undervalued in the marketplace.

General

If the Large Companies Growth Fund owns securities issued by a company whose market capitalization falls below $1 billion, or the Micro Cap Fund owns securities issued by a company whose market capitalization increases above $500 million, Qualivest may, but is not required to, sell such securities. However, Qualivest intends to sell such securities if, in its judgment, market conditions warrant such a sale, or if the Large Companies Growth Fund or Micro Cap Fund would no longer be primarily invested in common stocks and securities convertible into common stocks issued by large capitalization companies and micro capitalization companies, respectively. Qualivest will attempt to make such sales when market conditions are favorable.

Each Fund also may invest up to 35% of the value of its total assets in notes, units of real estate investment trusts, asset-backed and mortgage-related securities, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. Each Fund also may hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

Each Fund may invest in corporate debt securities such as debt obligations with a maturity of at least one year from the date of issue ("bonds") and notes which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's Investors
                                    ----
Service, Inc. ("Moody's"), Aaa, Aa, A and Baa, and in the case of Standard & Poor's Corporation ("S&P"), AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS -- Medium-Grade Securities" herein.

Subject to the foregoing policies, each Fund also may invest up to 25% of its total assets in foreign securities either directly or through the purchase of American Depositary Receipts and also may invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian Commercial Paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). For a discussion of risks associated with foreign securities, see "INVESTMENT TECHNIQUES AND RISK FACTORS" herein.

Consistent with the foregoing, each Fund will focus its investments in those companies and types of companies that Qualivest believes will enable such Fund to achieve its investment objective. Neither Fund will invest more than 15% of its net assets in securities that are deemed to be illiquid. During temporary defensive periods as determined by Qualivest, a Fund may hold up to 100% of its total assets in high quality short-term debt obligations including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by U.S. Government securities or bank instruments. However, to the extent that a Fund is so invested, its investment objective may not be achieved during that time.

                            *     *     *     *

The investment objective of each Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund. Other policies of a Fund may be changed without a vote of the holders of a majority of outstanding Shares of that Fund unless (i) the policy is expressly deemed to be a fundamental policy, or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of any Fund will be achieved.

                   INVESTMENT TECHNIQUES AND RISK FACTORS

Like any investment program, an investment in a Fund entails certain risks.

Micro Capitalization Securities

The Micro Cap Fund may invest in common stocks and securities convertible into common stocks of companies with market capitalization that is low compared to other publicly traded companies. Investments in larger companies present certain advantages, in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of micro capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange. As a result, the disposition of securities to meet redemptions may require the Micro Cap Fund to sell these securities at a disadvantageous time, or at disadvantageous prices, or to make many small sales over a lengthy period of time.

Put and Call Options

Each Fund may purchase put and call options on securities, and each Fund may purchase such options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Each Fund also may engage in writing call options from time to time as Qualivest deems appropriate. The Funds will write only covered call options (options on securities or currencies owned by the particular Fund). When a portfolio security or currency subject to a call option is sold, the Fund will effect a "closing purchase transaction" -- the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that a Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

A Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, a Fund will write only covered index call options. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Fund owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

Foreign Securities

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales.

Subject to its applicable investment policies, each Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU denominated obligations or the marketability of such securities.

Foreign Currency Transactions

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e.,
                                                                     ----
cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, this tends to limit potential gains which might result from a positive change in such currency relationships. A Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Futures Contracts

The Funds also may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 33 1/3% of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

When-Issued and Delayed-Delivery Transactions


The Funds each may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage.
When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous.

Lending of Portfolio Securities

In order to generate additional income, the Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 102% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by Qualivest and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, the Fund could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Qualivest has determined to be creditworthy under guidelines established by the Board of Trustees that permit each Fund to loan up to 33 1/3% of the value of its total assets.

Repurchase Agreements


Securities held by a Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Repurchase Agreements" in the Statement of Additional Information.

Reverse Repurchase Agreements and Dollar Roll Agreements


Each Fund also may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.


Mortgage-Related and Asset-Backed Securities

Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each Fund may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages and, accordingly, it is not possible to predict accurately the security's return to a Fund.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.


Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Funds intend to conduct their operations so that they will not invest more than 10% of their total assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers without obtaining appropriate regulatory relief.


Medium-Grade Securities

Each Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by an NRSRO (i.e., BBB or
                                                             ----
Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

Should subsequent events cause the rating of a debt security purchased by a Fund to fall below BBB or Baa, as the case may be,

Qualivest will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

U.S. Government Securities

Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; some are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Bankers' Acceptances

The Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

Certificates of Deposit and Time Deposits

The Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

The Funds may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits, which are essentially the same as Eurodollar Time Deposits, except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of

Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Commercial Paper

Each Fund may invest in short-term promissory notes issued by corporations (including variable amount master demand notes) rated in the four highest categories assigned by an NRSRO or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality. The Funds also may invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Each Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

Securities Issued by Other Investment Companies

Each Fund may invest up to 10% of its total assets, in shares of money market mutual funds for cash management purposes. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

Restricted Securities

Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, Qualivest may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                            VALUATION OF SHARES

The net asset value of each Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 1:00 p.m. Pacific Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to
purchase any Shares is received.   Currently, the NYSE or the Federal
Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.

Net asset value per Share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund allocable to such class, less the liabilities charged to that Fund allocable to such class and any liabilities charged directly to that class, by the number of outstanding Shares of such class.

The net asset value per Share of the Funds will fluctuate as the value of the investment portfolio of a Fund changes.

The securities in each Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                             PURCHASING SHARES

Class A and Class C Shares may be purchased directly from the Distributor, or through a broker-dealer who has established a dealer agreement with the Distributor. Except as otherwise discussed below under "Other Information Regarding Purchases" and "Auto Invest Plan," the minimum initial investment in a Fund, based upon the public offering price, is $500 ($50 in the case of an Individual Retirement Account ("IRA")), and there is a $100 minimum ($50 for an IRA) for subsequent purchases. Shareholders will pay the next calculated public offering price after the receipt by the Distributor of an order to purchase Shares, plus any applicable sales charge as described below (see "SALES CHARGES").

By Mail

To purchase Class A or Class C Shares of the Funds by mail, complete an Account Application Form and return it along with a check or money order made payable to Qualivest Funds at the following address: P. O. Box 3205, Portland, Oregon 97208 .

An Account Application Form can be obtained by calling the Trust at 1-800-743-8637.

By Telephone or by Wire

To purchase Class A or Class C Shares of the Funds by telephone or by wire, your Account Application Form must have been previously received by the Distributor. To place an order by telephone or by wire, call the Trust's toll-free number 1-800-743-8637. Payment for Class A or Class C Shares ordered by telephone may be made by check or electronic transfer and must be received by the Custodian within the settlement requirements defined in the Securities Exchange Act of 1934 (the "1934 Act"). If payment for the Shares is not received within the prescribed time periods, or if a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Trust at 1-800-743-8637. When purchasing Class A or Class C Shares by wire, contact the Trust for wire instructions.

Other Information Regarding Purchases

Purchases of Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt by the Trust of an order to purchase Shares in good form ("public offering price"). In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the Distributor receives the order prior to the Valuation Time for that day and transmits it to the Trust by that Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Purchases of Shares of the Funds will be effected only on a Business Day of the Funds. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of that Fund.


The minimum initial investment amount and subsequent investment amount referred to above may be waived if purchases are made in connection with payroll deductions, IRAs, Keogh or similar plans and for so-called "sweep" arrangements where an investor's cash assets are periodically transferred from an account into one of the Funds. For information on IRAs, Keogh or similar plans, contact the Trust at 1-800-743-8637.

The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made through the use of third party checks and drafts drawn on foreign financial institutions.

Depending on the terms of an investor's account, an investor may be charged a fee in connection with transactions in Shares effected through a broker or other agent. This Prospectus should be read in conjunction with information regarding the terms of such an account.

Every Shareholder will receive a confirmation of, or account statement reflecting, each new transaction in the Shareholder's account, which will also show the total number of Shares of the respective Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Funds will not be issued.

Auto Invest Plan

The Qualivest Funds Auto Invest Plan enables Shareholders to make regular monthly, bi-monthly or quarterly purchases of Class A or Class C Shares through automatic deduction from their bank accounts (as long as the Shareholder's bank is a member of the Automated Clearing House). With Shareholder authorization, the Trust's Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account, which amount will automatically be invested in Shares at the public offering price on the fifth and/or the twentieth day of such month or quarter (or the next Business Day thereafter). The required minimum initial investment for opening an account using the Auto Invest Plan is $50; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Application Form or a supplemental Auto Invest application that can be acquired by calling the Trust at 1-800-743-8637. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Trust's Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 and may take up to 15 days to implement.

                               SALES CHARGES

Class A Shares

The public offering price of Class A Shares of the Funds equals net asset value plus the applicable sales charge. BISYS receives this sales charge as Distributor and may reallow it as dealer discounts and brokerage commissions as follows:

                                        Sales Charge as:
                                        ----------------
Size of Transaction             % of Offering       % of Net         Dealer
 at Offering Price                  Price       Amount Invested    Reallowance
- -------------------             -------------   ---------------    -----------

Less than $50,000                     4.50%         4.71%            4.05%
$50,000 but less than $100,000        3.75%         3.90%            3.375%
$100,000 but less than $250,000       2.50%         2.56%            2.25%
$250,000 but less than $500,000       2.00%         2.04%            1.80%
$500,000 but less than $1,000,000     1.00%         1.01%            0.90%
$1,000,000 and over                   0.00%         0.00%            0.00%

An investor may obtain reduced sales charges on Class A Shares under the circumstances described below under "Reduced Sales Charges -- Class A Shares."

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC of 1.00% when Class C Shares are redeemed less than one year after purchase. See "Contingent Deferred Sales Charge ("CDSC") -- Class C Shares" below.

Other Information

The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares.
Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through promotional contests: (1) travel and lodging at vacation locations; (2) tickets for entertainment events; and (3) merchandise. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

Reduced Sales Charges -- Class A Shares

Sales Charge Waivers


The Distributor may waive sales charges for the purchase of Class A Shares of a Fund by or on behalf of (1) purchasers for whom U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of U.S. Bank, BISYS and any affiliates thereof, (3) Trustees of the Trust, and their spouses and children,
(4) directors and retired directors (including spouses and children of directors and retired directors) of U.S. Bank and any affiliates thereof, (5) purchasers who use proceeds from an account for which U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of a Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, and (8) orders placed on behalf of other investment companies distributed by BISYS, The BISYS Group, Inc., or their affiliated companies. In addition, the Distributor may waive sales charges for the purchase of a Fund's Class A Shares with the proceeds from the recent redemption of shares of a non-money market mutual fund (except one of the other funds of the Trust) sold with a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

Senior Citizens Discount

The Distributor may offer a 10% reduction of sales charges for the purchase of Class A Shares of a Fund by or on behalf of a purchaser who has attained the age of 59 1/2 years. Any such reduction also will apply to purchases made through the Auto Invest Plan. To receive this sales charge reduction, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. BISYS will receive a sale charge on sales of the Funds and may reallow it as dealer discounts and brokerage commissions as follows:


                                        Sales Charge as:
                                        ----------------
Size of Transaction             % of Offering       % of Net          Dealer
 at Offering Price                  Price       Amount Invested     Reallowance
- -------------------             -------------   ---------------     ---------

Less than $50,000                   4.05%           4.22%             3.65%
$50,000 but less than $100,000      3.38%           3.49%             3.04%
$100,000 but less than $250,000     2.25%           2.30%             2.03%
$250,000 but less than $500,000     1.80%           1.83%             1.62%
$500,000 but less than $1,000,000   0.90%           0.91%             0.81%
$1,000,000 and over                 0.00%           0.00%             0.00%

Concurrent Purchases

For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of a Fund. For example, if a shareholder concurrently purchases Class A Shares in one of the funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent

An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of a Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Shares during this ninety day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of such Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at

1-800-743-8637. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Rights of Accumulation

Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of all of the funds of the Trust sold with a sales charge. Class A Shares sold to purchasers for whom U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

Contingent Deferred Sales Charge ("CDSC") -- Class C Shares

Class C Shares of the Funds which are redeemed less than one year after purchase will be subject to a CDSC equal to one percent of an amount equal to the lesser of the net asset value at the time of purchase of the Class C Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Class C Shares purchased through reinvestment of dividends or capital gains distributions, or that are purchased by "Institutional Investors" such as corporations, pension plans, foundations, charitable institutions, insurance companies, banks and other banking institutions, and non-bank fiduciaries.

Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Class C Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of Shares held for more than one year or Shares acquired pursuant to reinvestment of dividends or distributions.

For example, assume an investor purchased 100 Class C Shares with a net asset value of $10 per Share (i.e., at an aggregate net asset value of
                              ----
$1,000) and in the eleventh month after purchase, the net asset value per Share is $12 and, during such time, the investor has acquired five additional Class C Shares through dividend reinvestment. If at such time the investor makes his first redemption of 50 Class C Shares (producing proceeds of $600), five of such Shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 45 Class C Shares being redeemed, the charge will be applied only to the original cost of $10 per Share and not to the increase in net asset value of $2 per Share.

The CDSC is waived on redemptions of Class C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

Factors to Consider When Selecting Class A Shares or Class C Shares of the
Funds

Before purchasing Class A Shares or Class C Shares of a Fund, investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated Rule 12b-1 fees and potential CDSC on Class C Shares would be less than the initial sales charge and accumulated Rule 12b-1 fees on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares.
In this regard, to the extent that the sales charge for the Class A Shares is waived or reduced by one of the methods described above, investments in Class A Shares become more desirable. The Trust will refuse all purchase orders for individual accounts for Class C Shares of over $500,000.

Although Class A Shares are subject to a Rule 12b-1 fees, they are not subject to the higher Rule 12b-1 fees applicable to Class C Shares. For this reason, Class A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A Shares that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in a Fund than purchasers of Class C Shares. See "MANAGEMENT OF THE TRUST -- Distributor" in the Statement of Additional Information.

Exchange Privilege

The exchange privilege enables Shareholders of Class A or C Shares of the Funds (including Shares acquired through reinvestment of dividends and distributions on such Shares) to exchange those Shares at net asset value without any sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other funds, provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Exchanges for Shares of one of the Trust's other funds with a higher sales charge may be made upon payment of the sales charge differential. Holders of a Fund's Class A Shares or Class C Shares may not exchange their Shares for Shares of any other class. An exchange of Class C Shares will not affect the holding period of the Shares for purposes of the CDSC.

If Class A Shares of a fund of the Trust sold without a sales charge were acquired by a previous exchange from Class A Shares of a fund with respect to which a sales charge had been paid, then such Class A Shares may be exchanged for Class A Shares of a Fund without payment of any fees or sales charge. Under such circumstances, in order to receive a reduced sales charge, the Shareholder must notify the Distributor that a sales charge was originally paid and provide the Distributor with sufficient information to permit confirmation of qualification. The foregoing exchange privilege may be exercised only once during a calendar year and upon written request by the Shareholder and may be terminated or modified by the Trust at any time, or from time to time.

An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes.

A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 1-800-743-8637, by contacting their broker-dealer or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund of the Trust in which the Shareholder wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEEMING SHARES -- By Telephone" below.


Conversion Features

Eight years after purchase, Class C Shares will convert automatically to Class A Shares. The purpose of the conversion is to relieve a holder of Class C Shares of the higher ongoing expenses charged to those Shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Class C Shares to Class A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class A Shares as he or she had of Class C Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. As a result of the conversion, the converted Shares are relieved of the Rule 12b-1 fees borne by Class C Shares, although they are subject to the Rule 12b-1 fees borne by Class A Shares.

Class Y Shares of a Fund owned by a Shareholder who becomes ineligible to own Class Y Shares of the Fund will convert automatically to Class A Shares of the Fund. The conversion from Class Y Shares to Class A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class A Shares as he or she had of Class Y Shares.


              QUALIVEST INDIVIDUAL RETIREMENT ACCOUNTS ("IRA")

A Qualivest IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. Qualivest IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")

A Qualivest SEP/IRA may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions into IRAs on behalf of all eligible employees.

Salary Reduction Simplified Employee Pension Plan ("SAR-SEP/IRA")

A Qualivest SAR-SEP/IRA offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary reduction contributions. All Qualivest IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a Qualivest IRA must distinguish the type and year of the contribution.

For more information on any of the Qualivest IRAs or other retirement plan options available (401(k) Defined Contribution Plans, 403(b)(7) Defined Compensation Plans, etc.), call the Trust at 1-800-743-8637. Shareholders are advised to consult a tax adviser on Qualivest IRA contribution and withdrawal requirements and restrictions.

                              REDEEMING SHARES

Shareholders may redeem their Class A Shares without charge and their Class C Shares, subject to the CDSC described above if redeemed less than one year after purchase, on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Redemptions may be requested by mail or by telephone.

By Mail

A written request for redemption must be received by the Distributor in order to honor the request. The Distributor's address is: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.

For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the 1934 Act. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

By Telephone

Shares may be redeemed by telephone if the Account Application Form reflects that the Shareholder has elected that privilege. If the telephone feature was not originally selected, the Shareholder must provide written instructions to the Trust to add it. The Shareholder may have the proceeds mailed to his or her address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day. Wire redemption requests may be made by the Shareholder by telephone to the Trust at 1-800-743-8637. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.

The Trust's Account Application Form provides that none of BISYS, the Transfer Agent, Qualivest, the Trust or any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, Shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversions, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address above.

Auto Withdrawal Plan

The Auto Withdrawal Plan enables Shareholders of the Funds to make regular monthly, bi-monthly, or quarterly redemptions of Class A or Class C Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Class A or Class C Shares at the net asset value on the fifth and/or twentieth day of the month or quarter (or the next Business Day thereafter) and have the amount specified transferred according to the written instructions of the Shareholder. Shareholders participating in this Plan must maintain a minimum account balance of $500. The required minimum withdrawal is $100, monthly or quarterly.

The Auto Withdrawal Plan may be modified or terminated without notice. In addition, the Trust may suspend a Shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or in the event that the account balance is less than the minimum $500 amount.


To participate in the Auto Withdrawal Plan, Shareholders should call 1-800-743-8637 for more information. Purchases of additional Class A or Class C Shares concurrently with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. For a Shareholder to change the Auto Withdrawal Plan instructions, the request must be made in writing to the Distributor and may take up to 15 days to implement.

Other Information Regarding Redemption of Shares

All redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Shares in the Funds, less any applicable CDSC, may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt of the request for redemption, or within such shorter period as required by law. To the greatest extent possible, requests from Shareholders of a Fund for next Business Day payments upon redemption of Shares will be honored if received in good form by the Distributor before the last Valuation Time on a Business Day or, if received after the last Valuation Time, within two Business Days, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

The Trust reserves the right to redeem involuntarily, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of the establishment of an account with less than $500 using the Auto Invest Plan), the account of such Shareholder has a value of less than $500. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if the investor thereafter redeems any Shares. Before the Trust exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in the Shareholder's account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $500.

At various times, the Trust may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such Shares, which delay may be for 15 days or more. Such delay may be avoided if Shares are purchased by wire transfer of federal funds. The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

                          MANAGEMENT OF THE FUNDS

Trustees


Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Shareholders of all of the Trust's funds. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations. The Trustees of the Trust are: George R. Landreth, David F. Jones, John W. Judy, Raymond H. Lung and David B. Frohnmayer.


Investment Adviser


Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon
97208, is the investment adviser of the Trust. Qualivest, a registered investment adviser, is an affiliate of U.S. Bank, which is a wholly owned subsidiary of U.S. Bancorp. U.S. Bancorp is a super-regional financial services holding company organized under the laws of Oregon in 1968. U.S. Bank, headquartered in Portland, is a national banking association chartered in 1891. It offers a wide variety of full-service and commercial banking operations in over 200 locations in Oregon. Other services of U.S. Bancorp and its subsidiaries include mortgage banking, lease financing, consumer financing, commercial finance, international banking, investment advisory, insurance agency and credit life insurance services, brokerage and venture capital. As of January 1, 1996, Qualivest had under management nearly $8.0 billion in assets. It also is investment adviser to Tax-Free Trust of Oregon, a tax-free municipal bond fund, whose assets were approximately $310 million at that date.


Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, Qualivest has agreed in its Investment Advisory Agreement with the Trust to provide or arrange for the provision of a continuous investment program for each Fund, including investment research and management with respect to the Funds' portfolio securities, investments and cash.

Michael Cusack is the Equity Manager primarily responsible for managing the Large Companies Growth Fund. Mr. Cusack received a Bachelor of Science degree in Economics from Curry College and has over twelve years of experience in investments and portfolio management, both at Qualivest and at other investment management organizations.

Dale E. Benson and Frank Magdlen, each an Equity Manager at Qualivest, have primary responsibility for management of the Micro Cap Fund. Mr. Benson has twenty-three years of investment management experience and has been employed by Qualivest since 1973. He received a Bachelor of Arts degree from Pacific Lutheran University and a Doctorate in History from the University of Maine. Mr. Benson is a Chartered Financial Analyst.
Mr. Magdlen, who also is a Chartered Financial Analyst, analyzes closely held companies for Qualivest and has twenty-two years of investment experience. He received a Bachelor of Arts degree in Finance from the University of Portland and a Master of Business Administration degree from the University of Southern California. Mr. Magdlen has been employed by Qualivest since 1979.

For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each Fund, computed daily and paid monthly, at the following annual rates of each Fund's average daily net assets: Large Companies Growth Fund - 1.00%; and Micro Cap Fund - 1.00%. While the fees for the Funds are higher than the advisory fee paid by most investment companies, the Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies. Qualivest may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.


Administrator and Distributor

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for each fund of the Trust, and also acts as the Trust's principal underwriter and distributor.

The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from each Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.13% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The

Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. Under its Distribution Agreement with the Trust, the Distributor may retain some or all of any sales charge imposed upon the Class A or Class C Shares. It may also receive compensation under the Distribution and Shareholder Service Plans regarding the Class A and Class C Shares.

Other Service Providers


BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement with the Trust and receives a fee for such services. BISYS Fund Services Ohio, Inc. also provides certain accounting services for each of the Funds and receives a fee for such services. _____________________ serves as independent auditors for the Trust. United States National Bank of Oregon is the custodian of the Funds. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.


While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

Expenses

Qualivest and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Trust. Each Fund will bear the following expenses relating to its operation: organizational expenses, taxes, interest, brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, pricing of portfolio securities, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian, Transfer Agent and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in each Fund's operation.

As a general matter, expenses are allocated to the Class A, Class C and Class Y Shares of the Funds on the basis of the relative net asset value of each class. Class A Shares and Class C Shares may bear certain additional retail transfer agency expenses. Class A and Class C Shares also bear certain additional Shareholder service and distribution costs incurred pursuant to the Distribution and Shareholder Service Plans described below.


The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the Shareholders of a particular class, including Class A and Class C Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as Shareholder reports, prospectuses and proxies to current Shareholders; Blue Sky registration fees incurred by a class of Shares; Securities and Exchange Commission registration fees incurred by a class of Shares; expenses related to administrative personnel and services as required to support the Shareholders of a specific class; litigation or other legal expenses relating solely to one class of Shares; and Trustees' fees incurred as a result of issues relating solely to one class of Shares.

Portfolio Transactions

Pursuant to the Investment Advisory Agreement, Qualivest places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion. Broker-dealers selected to execute portfolio transactions for the Funds may include affiliates of the Trust,

Qualivest or BISYS, provided the charge for any such transaction does not exceed usual and customary levels.

Banking Laws

Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Funds.

Qualivest is a subsidiary of U.S. Bank, and it and U.S. Bank are affiliates of a bank holding company. They are therefore subject to applicable federal banking laws and regulations. Qualivest has been advised by its counsel that it may perform the advisory services for the Funds required by the Investment Advisory Agreement and, provided that they do not engage in underwriting, selling or distribution of the Funds' Shares, Qualivest's national bank affiliates may perform shareholder servicing activities and may receive compensation without violating federal banking laws and regulations.

In the event that, due to future events, Qualivest is prohibited from acting as the Funds' investment adviser, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

                             DISTRIBUTION PLANS

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted
Distribution and Shareholder Service Plans with respect to the Class A Shares of each Fund (the "Class A Plans"), as well as Distribution and Shareholder Service Plans with respect to Class C Shares of each Fund (the "Class C Plans" and, with the Class A Plans, the "Plans").

Pursuant to the Class A Plans, each Fund is authorized to pay or reimburse BISYS, as Distributor of the Class A Shares of the Fund, for certain expenses that are incurred in connection with Shareholder and distribution services. Payments under the Class A Plans will be calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of Class A

Shares of each Fund. As authorized by the Class A Plans, BISYS has entered into a Rule 12b-1 Agreement with U.S. Bancorp Securities, Inc. ("USBS"), an affiliate of Qualivest, pursuant to which USBS has agreed to provide certain Shareholder and distribution services in connection with Class A Shares of the Funds purchased and held by USBS for the accounts of its customers and Class A Shares of the Funds purchased and held by customers of USBS directly. BISYS will be compensated by the Funds in an amount equal to its payments to USBS under the Rule 12b-1 Agreement. Such fee may exceed the actual costs incurred by USBS in providing such services.

Pursuant to the Class C Plans, a Fund is authorized to pay or reimburse BISYS, as Distributor of Class C Shares, (a) a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net assets of Class C Shares of a Fund, and (b) a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Class C Shares of a Fund. Payments under the Class C Plans will be calculated daily and paid monthly at a rate not to exceed the limits described above, which rates are set from time to time by the Board of Trustees. Actual distribution expenses for Class C Shares at any given time may exceed the Rule 12b-1 fees and payments received pursuant to CDSCs. These unrecovered amounts plus interest thereon will be carried forward and paid from future Rule 12b-1 fees and payments received from CDSCs. If the Class C Plans were terminated or not continued, the Trust would not be contractually obligated to pay for any expenses not previously reimbursed by the Trust or recovered through CDSCs.

Payments under the Plans may be used by BISYS to pay banks and their affiliates (including U.S. Bank and its affiliates), and other institutions, including broker-dealers (each a "Participating Organization"), for administration, distribution, and/or Shareholder service assistance pursuant to an agreement between BISYS and the Participating Organization. Pursuant to the Plans, the Distributor may enter into Rule 12b-1 Agreements with Participating Organizations for providing Shareholder and distribution services to their customers who are the record or beneficial owners of Shares. Such Participating Organizations will be compensated at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares, and up to 0.25% of the average daily net assets of the Class C Shares, held of record or beneficially by such customers. Under the Plans, a Participating

Organization may include BISYS, its  subsidiaries, and its affiliates.

Payments to the Distributor pursuant to the Plans will be used (i) to compensate Participating Organizations for providing distribution assistance relating to Shares, (ii) for promotional activities intended to result in the sale of Shares, such as to pay for the preparation, printing and distribution of prospectuses to other than current Shareholders, and
(iii) to compensate Participating Organizations for providing Shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares of the Funds.

Fees paid pursuant to the Class A Plans and Class C Plans are accrued daily and paid monthly, and are charged as expenses of Class A Shares and Class C Shares, respectively, of a Fund as accrued.

General Information

The Plans may be terminated by a vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to a Plan ("Independent Trustees"), or by a vote of a majority of the holders of the outstanding voting securities of the class of Shares subject thereto. Any change in the Plans that would increase materially the distribution expenses paid by a Fund requires Shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting upon the amendment. As long as either Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

                            DIVIDENDS AND TAXES

Dividends


Net income is declared and paid quarterly as a dividend to Shareholders of record of the Funds. Distributable net realized capital gains are distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the date of declaration, unless the Shareholder elects to receive dividends or distributions in cash or elects to participate in the Qualivest Directed Dividend Option. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

Directed Dividend Option

A Shareholder may elect to have all income dividends and capital gains distributions paid by check, reinvested in the Fund or reinvested in the same class of any of the Trust's other funds, provided the other fund is maintained at the minimum required balance. The Directed Dividend Option may be modified or terminated by the Trust at any time after notice to participating Shareholders. Participation in the Directed Dividend Option may be terminated or changed by the Shareholder at any time by writing the Distributor. The Directed Dividend Option is not available to participants in any of the Qualivest IRAs.

Federal Taxes

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code, so that it generally will not be subject to federal income tax on its taxable income and gains that are distributed to Shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each calendar year substantially all of its taxable income and gains.

Distributions from a Fund's investment company taxable income (which includes, among other items, dividends, taxable interest and the excess, if any, of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Dividends paid by the Funds to corporate Shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares and are not eligible for the dividends-received deduction.

Certain dividends declared by a Fund in October, November or December and paid during the following January will be treated as having been received by Shareholders on December 31 in the year the distributions were declared. Reinvested distributions will be taxable as if they had been received in cash.

Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions paid to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the Shareholder's federal income tax liability.

Shareholders of the Funds should be aware that under the laws of some state and local taxing authorities, distributions from a Fund that are attributable to interest earned on certain U.S. Government securities may not be subject to state or local taxes.

Prior to purchasing Shares of the Funds, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

Shareholders will be furnished annually with information relating to the nature and amounts of distributions made by a Fund.


The preceding discussion is only a summary of some of the federal tax considerations generally affecting the Funds and their Shareholders and does not address every possible situation. Distributions may be subject to state, local and foreign taxes, and non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. Prospective Shareholders should consult their tax advisers with respect to the effect of investing in a Fund. For additional information relating to taxes, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.

                            GENERAL INFORMATION

Organization of the Trust

The Trust was organized as a Massachusetts business trust in 1994 and consists of seventeen funds. The Shares of each Fund are offered in three separate classes: Class A Shares, Class C Shares and Class Y Shares.
Shares of the Trust's other funds also are offered in multiple separate classes. Each Share represents an equal proportionate interest in a fund with other Shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by fund except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.


The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Multiple Classes of Shares

In addition to Class A and Class C Shares, the Trust also offers Class Y Shares of the Funds. Class Y Shares are sold through procedures established by the Distributor only to certain institutional investors and bank trust departments purchasing Shares on behalf of fiduciary, advisory, agency, custody or other similar accounts maintained by, or on behalf of, their customers. Class Y Shares are not sold subject to a sales load and do not bear expenses under the Plans pertaining to Class A and Class C Shares. The amount of dividends payable with respect to Class Y Shares will exceed dividends on Class A and Class C Shares as a result of the Plan fees applicable to Class A and Class C Shares and because Class A and Class C Shares may bear additional retail transfer agency expenses. For further details regarding eligibility requirements for the purchase of Class Y Shares, call the Trust at 1-800-743-8637.

Each Fund intends to seek a ruling from the IRS to the effect that differing distributions among the classes of its Shares will not result in the Fund's dividends or other distributions being regarded as "preferential dividends" under the Code. While similar rulings have been issued by the IRS, complete assurance cannot, of course, be given that the Funds will receive such rulings. For additional information, see the Statement of Additional Information.

Performance Information

From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports.
Such performance figures are based on historical earnings and are not intended to indicate future performance. Also, from time to time, the Funds may present their respective distribution rates for a class of Shares in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports.

Standardized yield and total return quotations will be computed separately for Class A, Class C and Class Y Shares. Because of differences in the fees and/or expenses borne by Class A, Class C and Class Y Shares of the Funds, the net yield and total return on Class A and Class C Shares can be expected, at any given time, to be lower than the net yield and total return on Class Y Shares for the same period.

Investors also may judge the performance of any class of Shares or Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by various services, which indices may be published by such services or by other services or publications, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to Shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION -- Performance Comparisons" in the Statement of Additional Information.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Any fees charged with respect to customer accounts for investing in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if Qualivest and BISYS voluntarily reduce all or a part of their respective fees, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Account Services

Shareholders of the Trust may obtain current price, yield and other performance information on the Funds or any of the Trust's funds 24 hours a day by calling 1-800-743-8637 from any touch-tone telephone.

Miscellaneous

Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants. Inquiries regarding the Trust may be directed in writing to Qualivest Funds at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by calling toll free 1-800-743-8637.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

                              THE QUALIVEST DYNAMIC ALLOCATION SERIES:
                              BROUGHT TO YOU BY U.S. BANK'S TRUST AND
                              INVESTMENT MANAGEMENT DIVISION

                                   Competitive yields, local investment
    Qualivest Capital              management-U.S. Bank's Trust and Investment
                                   Management Division is proud to offer the
  Management, Inc. and             Qualivest Dynamic Allocation Series as a part
                                   of its full range of trust services.
      U.S. Bank are
                                   Let the Qualivest Dynamic Allocation Series
      subsidiaries                 help take the guesswork out of investing.
                                   This convenient investment option offers you
    of U.S. Bancorp,               top-quality investment management that
                                   utilizes a strategic combination of stock,
the largest bank holding           bond and money market funds from the
                                   Qualivest Mutual Funds. All you have to do is
company headquartered in           determine your tolerance for risk and how
                                   long you have to invest and Qualivest Capital
   the Northwest. With             Management will do the rest.

         assets                    The strength of these mutual funds is based
                                   on the exceptional local management provided
of more than $30 billion,          by our affiliate, Qualivest Capital
                                   Management, Inc., and the strength of our
U.S. Bancorp has provided          trust services that individuals and
                                   corporations have come to count on is
  individuals and local            provided by U.S. Bank's Trust and Investment
                                   Management Division, a Northwest leader in
institutions with quality          comprehensive estate planning, investment
                                   management and custodial services for more
  investment management            than 75 years.

 for more than 100 years.     QUALIVEST CAPITAL MANAGEMENT, INC.:
                              THE PEOPLE BEHIND THE PERFORMANCE

                                   The Qualivest Dynamic Allocation Series is designed to provide individual and institutional investors with the best of both worlds: nationally recognized expertise delivered with a local management perspective.

                                   Your investment in the Qualivest Dynamic
                                   Allocation Series benefits from the
                                   experience of the professionals at Qualivest
                                   Capital Management, Inc., a Northwest-based investment management firm that combines the advantages of institutional size and strength with the entrepreneurship of a private investment counselor.


                                   Qualivest Dynamic Allocation Series investors are in good company; Qualivest Capital Management, Inc. invests and manages over $10 billion for a client base that includes 401(k) plans, pension and profit-sharing plans, corporations, foundations and private individuals.

                                   QUALIVEST
                                     FUNDS


                                CLASS A SHARES


                     QUALIVEST ALLOCATED CONSERVATIVE FUND
                       QUALIVEST ALLOCATED BALANCED FUND
                        QUALIVEST ALLOCATED GROWTH FUND
                      QUALIVEST ALLOCATED AGGRESSIVE FUND

             INVESTMENT ADVISER                                LEGAL COUNSEL
     Qualivest Capital Management, Inc.                   Dechert Price & Rhoads
                P.O. Box 2758                               1500 K Street, N.W.
           Portland, Oregon 97208                       Washington, D.C. 20005-1208


         ADMINISTRATOR & DISTRIBUTOR                            AUDITORS
             BISYS Fund Services                         Deloitte & Touche LLP
              3435 Stelzer Road                    1700 Courthouse Plaza Northeast
          Columbus, Ohio 43219-3035                       Dayton, Ohio 45402


                               TABLE OF CONTENTS


                                                                      Page
                                                                      ----
Prospectus Summary...............................................       2
Fund Expenses....................................................       4
Fee Tables.......................................................       5
Selected Financial Information...................................       7
Investment Objectives and Policies...............................       8
Investment Objectives and Policies--Underlying Funds.............      10
Underlying Funds' Investment Techniques and Risk Factors.........      17
Valuation of Shares..............................................      24
Purchasing Shares................................................      25
Sales Charges....................................................      27
Qualivest Individual Retirement Accounts ("IRA").................      31
Redeeming Shares.................................................      32
Management of the Funds..........................................      34
Distribution Plans...............................................      39
Dividends and Taxes..............................................      40
General Information..............................................      42


                       PROSPECTUS DATED DECEMBER 1, 1996


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                QUALIVEST FUNDS


3435 Stelzer Road
Columbus, Ohio
43219                                                       1-800-743-8637


    Qualivest Funds (the "Trust") is an open-end management investment company which currently offers fifteen separate diversified investment portfolios ("funds"), each with different investment objectives and policies. These funds enable the Trust to meet a wide range of investment needs. This Prospectus relates only to the following funds (the "Funds"), which are marketed as the "Dynamic Allocation Series":


- Qualivest Allocated Conservative Fund;     - Qualivest Allocated Growth Fund;
                                               and

- Qualivest Allocated Balanced Fund;         - Qualivest Allocated Aggressive
                                               Fund.

    Each Fund seeks its investment objective by investing in a diversified portfolio of certain of the other funds offered by the Trust (the "Underlying Funds").

    Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), acts as the investment adviser to each of the Funds.

    Additional information about the Trust and each of the Funds, contained in a Statement of Additional Information dated December 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.


    The Trustees of the Trust have divided beneficial ownership of each fund into transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares. This Prospectus describes the Class A Shares of each Fund. Each Fund also offers a class of Shares known as Class Y Shares to certain qualified institutional investors.


    Shares of the Funds are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Funds involves investment risk, including the possible loss of principal.

    This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.
                              -------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              -------------------


               The date of this Prospectus is December 1, 1996.

                               PROSPECTUS SUMMARY


Shares Offered.............................  Class A Shares of the Qualivest Allocated
                                               Conservative Fund (the "Conservative Fund"),
                                               the Qualivest Allocated Balanced Fund (the
                                               "Balanced Fund"), the Qualivest Allocated
                                               Growth Fund (the "Growth Fund"), and the Qualivest
                                               Allocated Aggressive Fund (the "Aggressive
                                               Fund") (collectively, the "Funds"), which
                                               are four separate diversified investment
                                               portfolios ("funds") of Qualivest Funds (the
                                               "Trust"), a Massachusetts business trust
                                               which is registered as an open-end
                                               investment company.

Offering Price and Sales Charges...........  The public offering price of Class A Shares of each Fund is equal to the net asset value
                                               per Share plus a sales charge equal to 4.00%
                                               of the public offering price, reduced when
                                               the total purchase amount is $50,000 or more
                                               (see "SALES CHARGES-- Class A Shares").
                                               Under certain circumstances, the sales
                                               charge may be eliminated.

Minimum Purchase...........................  $500 minimum initial purchase per Fund, with
                                               $100 minimum subsequent investments. Such
                                               minimum initial investment may be waived for
                                               certain purchasers and is reduced to $50 for
                                               investors using the Auto Invest Plan
                                               described herein, and such investors are
                                               subject to a $50 minimum for each subsequent
                                               investment in a Fund.

Investment Objectives......................  The Conservative Fund seeks to produce current income with a secondary objective of
                                               long-term capital appreciation.

                                             The Balanced Fund seeks to provide a balance
                                               between long-term capital appreciation and
                                               current income.

                                             The Growth Fund seeks to provide capital
                                               appreciation and income growth.

                                             The Aggressive Fund seeks to provide maximum
                                               capital appreciation.

Investment Policies........................  Each Fund seeks its investment objective by investing in a diversified portfolio of
                                               certain of the other funds offered by the
                                               Trust (the "Underlying Funds"). The
                                               Underlying Funds include: the Qualivest
                                               Large Companies Value Fund (the "Large
                                               Companies Fund"), the Qualivest Small
                                               Companies Value Fund (the "Small Companies
                                               Fund"), the Qualivest International
                                               Opportunities Fund (the "International
                                               Fund") and the Qualivest Optimized Stock
                                               Fund (the "Optimized Fund") (collectively,
                                               the "Equity Funds"); the Qualivest
                                               Intermediate Bond Fund (the "Intermediate
                                               Bond Fund") and the Qualivest Diversified
                                               Bond Fund (the "Bond Fund") (collectively,
                                               the "Income Funds"); and the Qualivest U.S.
                                               Treasury Money Market Fund (the "U.S.
                                               Treasury Fund") and the Qualivest Money
                                               Market Fund (the "Money Market Fund")
                                               (collectively, the "Money Funds"). See
                                               "INVESTMENT OBJECTIVES AND POLICIES."

Risk Factors and Special Considerations....  An investment in the Funds involves a certain amount of risk and may not be suitable for
                                               all investors. See "INVESTMENT OBJECTIVES
                                               AND POLICIES--UNDERLYING FUNDS" and
                                               "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND
                                               RISK FACTORS."

Investment Adviser.........................  Qualivest Capital Management, Inc.
                                               ("Qualivest"), Portland, Oregon, a subsidiary
                                               of the United States National Bank of Oregon
                                               ("U.S. Bank"), serves as investment adviser
                                               to each Fund. See "MANAGEMENT OF THE FUNDS--
                                               Investment Adviser."

Dividends and Capital Gains................  Dividends from net income are declared and paid quarterly for the Funds. Net realized
                                               capital gains are distributed at least
                                               annually.

Other Information..........................  U.S. Bank ("Custodian") is the Funds'
                                               custodian. BISYS Fund Services ("BISYS" or
                                               "Distributor" or "Administrator") serves as
                                               the distributor and administrator of the
                                               Funds. BISYS Fund Services Ohio, Inc.
                                               ("Transfer Agent") serves as the transfer
                                               agent and dividend disbursing agent and
                                               provides certain accounting services for the
                                               Trust.

GUIDE TO INVESTING IN THE QUALIVEST FUNDS

    Purchase orders for the Funds received by the Distributor prior to 1:00 p.m. Pacific Time will become effective that day.

 . Minimum Initial Investment (Such minimum may be reduced for certain
    investors.)..............................................................   $500

 . Minimum Initial Investment for IRAs and other qualified retirement plans...   $ 50

 . Minimum Subsequent Investment (Such minimum may be reduced for certain
    investors.)..............................................................   $100

 . Minimum Subsequent Investment for IRAs and other qualified retirement
    plans....................................................................   $ 50

    Shareholders may exchange Shares of a Fund for Shares of the same class of another fund of the Trust by telephone or mail. See "PURCHASING SHARES--Exchange Privilege" for more information.

 . Minimum Initial Exchange (No minimum for subsequent exchanges.)............   $500

    Shareholders may redeem Shares by telephone, mail or through a Fund's Auto Withdrawal Plan.

    All dividends and distributions will be automatically reinvested at net asset value in additional Shares of the same class of the applicable Fund unless cash payment is requested.

    See "PURCHASING SHARES" and "REDEEMING SHARES" for more information.

                                 FUND EXPENSES


    The following expense tables indicate costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of a Fund. The numbers reflect estimated levels of operating expenses.

                                   FEE TABLES


                                                                   QUALIVEST             QUALIVEST
                                                                   ALLOCATED             ALLOCATED
                                                               CONSERVATIVE FUND       BALANCED FUND
                                                               ------------------    ------------------
SHAREHOLDER TRANSACTION EXPENSES

    Maximum Sales Charge Imposed on Purchases (as a
      percentage of offering price).........................         4.00%                   4.00%
    Maximum Sales Charge Imposed on Reinvested Dividends (as
      a percentage of offering price).......................         None                    None
    Deferred Sales Charge (as a percentage of redemption
      proceeds)1............................................         None                    None
    Redemption Fees (as a percentage of redemption
      proceeds).............................................         None                    None
    Exchange Fees...........................................         None                    None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)
    Management Fees.........................................         0.05%                   0.05%
    12b-1 Fees2.............................................         0.25%                   0.25%
    Other Expenses..........................................         0.19%                   0.19%
                                                                   -------                 -------
    Total Fund Operating Expenses...........................         0.49%                   0.49%
                                                                   -------                 -------
                                                                   -------                 -------


                                                                   QUALIVEST             QUALIVEST
                                                                   ALLOCATED             ALLOCATED
                                                                  GROWTH FUND         AGGRESSIVE FUND
                                                               ------------------    ------------------
SHAREHOLDER TRANSACTION EXPENSES

    Maximum Sales Charge Imposed on Purchases (as a
      percentage of offering price).........................           4.00%                 4.00%
    Maximum Sales Charge Imposed on Reinvested Dividends (as
      a percentage of offering price).......................           None                  None
    Deferred Sales Charge (as a percentage of redemption
      proceeds)1............................................           None                  None
    Redemption Fees (as a percentage of redemption
      proceeds).............................................           None                  None
    Exchange Fees...........................................           None                  None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)
    Management Fees.........................................           0.05%                 0.05%
    12b-1 Fees2.............................................           0.25%                 0.25%
    Other Expenses..........................................           0.19%                 0.19%
                                                                     -------               -------
    Total Fund Operating Expenses...........................           0.49%                 0.49%
                                                                     -------               -------
                                                                     -------               -------

------------

1 A 1% CDSC is imposed only on redemptions of Class A Shares that were purchased with no initial sales charge as part of an investment of $1 million or more.


2 As a result of the payment of 12b-1 fees, long-term Shareholders of the Funds may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

    In addition to the expenses shown above, Shareholders of the Funds will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the currently operative Underlying Funds.


                                                                                      EXPENSE
                                                                                       RATIO
                                                                                      -------
Large Companies Fund...............................................................     0.93%
Small Companies Fund...............................................................     1.08%
International Fund.................................................................     0.81%
Optimized Fund.....................................................................     0.60%
Intermediate Bond Fund.............................................................     0.76%
Bond Fund..........................................................................     0.61%
U.S. Treasury Fund.................................................................     0.31%
Money Market Fund..................................................................     0.51%


    Based on the expenses for the Funds and the Underlying Funds shown above, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:


                                                                                 EXPENSE RATIO
                                                                               ------------------
Conservative Fund...........................................................         1.20%
Balanced Fund...............................................................         1.27%
Growth Fund.................................................................         1.31%
Aggressive Fund.............................................................         1.36%

EXAMPLES*


    On the basis of these estimated expense levels, an investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and
(2) redemption at the end of each time period:


                                                                   QUALIVEST             QUALIVEST
                                                                   ALLOCATED             ALLOCATED
                                                               CONSERVATIVE FUND       BALANCED FUND
                                                               ------------------    ------------------
1 Year......................................................          $52                    $52
3 Years.....................................................          $77                    $79

                                                                   QUALIVEST             QUALIVEST
                                                                   ALLOCATED             ALLOCATED
                                                                  GROWTH FUND         AGGRESSIVE FUND
                                                               ------------------    ------------------
1 Year......................................................          $53                    $53
3 Years.....................................................          $80                    $81


------------

* These examples should not be considered representations of future expenses, which may be more than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.


                         SELECTED FINANCIAL INFORMATION

   The following tables of selected financial information are included to assist Shareholders in evaluating the performance of the Funds since their commencements of operations through July 31, 1996. The information set forth in these tables has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report on the Funds' financial statements is included in the Funds' Annual Report, which may be obtained without charge, and is incorporated by reference in the Funds' Statement of Additional Information. The Annual Report also includes Management's Discussion of Fund Performance. This information should be read in conjunction with the financial statements.



                                                  QUALIVEST ALLOCATED       QUALIVEST ALLOCATED
                                                   CONSERVATIVE FUND           BALANCED FUND
                                                  -------------------       -------------------
                                                     MAY 1, 1996 TO            MAY 1, 1996 TO
                                                    JULY 31, 1996(A)          JULY 31, 1996(A)
                                                  -------------------       -------------------

NET ASSET VALUE, BEGINNING OF PERIOD..........        $    10.00                $     10.00
INVESTMENT ACTIVITIES
    Net investment income.....................              0.10                       0.08
    Net realized and unrealized
        losses from investments...............             (0.12)                     (0.31)
                                                  --------------           ----------------
    Total from Investment Activities..........             (0.02)                     (0.23)
                                                  --------------           ----------------
DISTRIBUTIONS
    Net investment income.....................             (0.03)                     (0.03)
                                                  --------------           ----------------
NET ASSET VALUE, END OF PERIOD................        $     9.95                $      9.74
                                                  ==============           ================
TOTAL RETURN-EXCLUDING SALES LOAD(b)..........             -0.18%                     -2.31%
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000).........        $        0                $         0
    Ratio of expenses to
      average net assets(c)...................              0.00%                      0.00%
    Ratio of net investment income
      to average net assets(c)................              3.96%                      3.20%
    Portfolio turnover rate(d)................                 3%                         4%


                                                  QUALIVEST ALLOCATED       QUALIVEST ALLOCATED
                                                      GROWTH FUND              AGGRESSIVE FUND
                                                  -------------------       -------------------
                                                     MAY 1, 1996 TO            MAY 1, 1996 TO
                                                    JULY 31, 1996(A)          JULY 31, 1996(A)
                                                  -------------------       -------------------

NET ASSET VALUE, BEGINNING OF PERIOD........          $    10.00                $    10.00
INVESTMENT ACTIVITIES
    Net investment income...................                0.05                     (0.01)
    Net realized and unrealized
        (losses) from investments...........               (0.28)                    (0.33)
                                                  --------------            --------------
    Total from Investment Activities........               (0.23)                    (0.34)
                                                  --------------            --------------
DISTRIBUTIONS
    Net investment income...................               (0.03)                    (0.02)
                                                  --------------            --------------
NET ASSET VALUE, END OF PERIOD..............          $     9.74                $     9.64
                                                  ==============            ==============
TOTAL RETURN-EXCLUDING SALES LOAD(b)........               -2.32%                    -3.38%
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000).......          $       0                 $       2
    Ratio of expenses to
      average net assets(c).................                0.00%                     0.57%
    Ratio of net investment income
      to average net assets(c)..............                1.99%                    -0.30%
    Portfolio turnover rate(d)..............                   4%                       18%

-----------

(a)    Period from commencement of operations.
(b)    Not annualized.
(c)    Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                       INVESTMENT OBJECTIVES AND POLICIES

  The Funds are designed to achieve different investment objectives and to pursue these objectives by means of different investment strategies. Shareholders should carefully consider their investment goals and willingness to tolerate investment risk before investing in the Funds.

  The Conservative Fund. The investment objective of the Conservative Fund is to seek to produce current income with a secondary objective of long-term capital appreciation.

  The Conservative Fund is designed for investors who want a source of steady investment income with limited Share price fluctuation, and who are willing to bear limited investment risk. This Fund will concentrate its investments in Underlying Funds that invest primarily in fixed income securities and short-term money market instruments. However, for purposes of achieving capital appreciation and investment income, the Conservative Fund also may invest a portion of its assets in Underlying Funds that invest primarily in equity securities.

  The Balanced Fund. The investment objective of the Balanced Fund is to seek to provide a balance between long-term capital appreciation and current income.

  The Balanced Fund seeks this objective by broadly diversifying its assets among most or all of the Underlying Funds, with emphasis placed on investments in the Equity Funds and the Income Funds. This Fund offers investors greater potential for capital appreciation than does the Conservative Fund by virtue of its larger investments in the Equity Funds, while also offering investors the potential for investment income. This Fund may be suitable for investors seeking capital appreciation in addition to income, and who are willing to bear some risk of loss and Share price fluctuation inherent in equity securities.

  The Growth Fund. The investment objective of the Growth Fund is to seek to provide capital appreciation and income growth.

  The Growth Fund is designed for investors seeking capital appreciation primarily through an equity-oriented investment. This Fund focuses on investments in the Equity Funds, although it also will invest in the Income Funds and Money Funds. However, this Fund emphasizes the potential rewards and risks of an investment in equity securities.

  The Aggressive Fund. The investment objective of the Aggressive Fund is to seek to provide maximum capital appreciation.

  The Aggressive Fund seeks to achieve this objective by investing substantially all of its assets in those Underlying Funds that invest primarily in equity securities. While this Fund's investments are most heavily weighted toward the Large Companies Fund and Optimized Fund, up to 35% of its assets may be invested in each of the Small Companies Fund and the International Fund. Accordingly, this Fund is oriented toward those investors seeking long-term capital appreciation, with the potential for greater gains but with greater risk of loss.

  The Funds will invest their assets in the following Underlying Funds, within the ranges (expressed as a percentage of each Fund's assets) indicated below:

                     CONSERVATIVE   BALANCED   GROWTH   AGGRESSIVE
UNDERLYING FUND          FUND         FUND      FUND       FUND
-----------------    ------------   --------   ------   ----------
Large Companies
  Fund...........        0-35%        0-35%     0-35%      0-50%
Small Companies
  Fund...........        0-35%        0-35%     0-35%      0-35%
International
  Fund...........        0-35%        0-35%     0-35%      0-35%
Optimized Fund...        0-35%        0-35%     0-35%      0-50%
Intermediate Bond
  Fund...........        0-50%        0-35%     0-35%         0%
Bond Fund........        0-50%        0-35%     0-35%         0%
U.S. Treasury
  Fund...........        0-10%        0-10%     0-10%         0%
Money Market
  Fund...........        0-10%        0-10%     0-10%      0-10%

  For purposes of determining each Fund's compliance with these percentage limitations,

Qualivest will determine the value of a Fund's assets at the time of investment.

  While Qualivest intends to invest each Fund's assets in the Underlying Funds within the ranges set forth above, and to periodically adjust the allocations in response to economic and market conditions, each Fund has a "neutral mix" representing the intended typical allocation of the Fund's assets over time. Qualivest anticipates that each Fund's neutral mix will be as follows:


                                  UNDERLYING FUNDS
                            ----------------------------
                                             INCOME AND
          FUND              EQUITY FUNDS     MONEY FUNDS
------------------------    ------------     -----------
Conservative Fund.......          30%             70%
Balanced Fund...........          60%             40%
Growth Fund.............          80%             20%
Aggressive Fund.........         100%              0%


  The investment policies set forth above are designed to assure that each Fund maintains a consistent investment approach. However, the Funds do not have the same investment flexibility as other mutual funds that are not subject to these limitations. Also, because the Funds have adopted a policy of limiting redemptions to no more than 3% of any Underlying Fund's Shares during any month, except as necessary to meet redemption requests by the Funds' Shareholders, the Funds may be unable to reallocate assets among the Underlying Funds as quickly as would be the case in the absence of this constraint.

  Each Fund's investments are concentrated in the Underlying Funds, and the investment performance of each Fund is directly related to the performance of the Underlying Funds. The Funds will invest in the Class Y Shares of the Underlying Funds, which are sold at net asset value per Share with no sales charge or CDSC. See "INVESTMENT OBJECTIVES AND POLICIES--UNDERLYING FUNDS" for a description of the Underlying Funds in which the Funds invest.

  In addition to Shares of the Underlying Funds, for temporary cash management purposes, each Fund may invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, reverse repurchase agreements and dollar roll agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, asset-backed and mortgage-related securities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Funds also may hold depositary or custodial receipts representing beneficial interests in any of the foregoing securities. See "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS" for a description of these investments.

                                *    *    *    *

  The investment objective of each Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund. Other policies of a Fund may be changed without a vote of the holders of a majority of outstanding Shares of that Fund unless (i) the policy is expressly deemed to be a fundamental policy, or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objectives of any Fund will be achieved.

              INVESTMENT OBJECTIVES AND POLICIES--UNDERLYING FUNDS

  The following is a description of the investment objectives and policies of the Underlying Funds. Additional investment practices are described in "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS," the Statement of Additional Information, and the Prospectus for each of the Underlying Funds.

EQUITY FUNDS

LARGE COMPANIES AND SMALL COMPANIES FUNDS

  The Large Companies Fund. The investment objective of the Large Companies Fund is to seek long-term capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of large capitalization companies. For purposes of this policy, large capitalization companies are those with capitalization of $1 billion or more at the time of purchase.

  The Small Companies Fund. The investment objective of the Small Companies Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of small-sized companies. For purposes of this policy, small-sized companies are those with capitalization of less than $1 billion at the time of purchase. Smaller capitalization stocks may be quite volatile and subject to wide fluctuations in both the short and medium term.


  Each of these Underlying Funds seeks to achieve its investment objective by following flexible investment policies emphasizing investment in common stocks and securities convertible into common stocks (without regard to rating by a nationally recognized statistical rating organization ("NRSRO")) that are, in Qualivest's opinion, undervalued relative to other securities at the time of purchase. In analyzing different securities, Qualivest will consider various investment oriented ratios as significant factors in assessing relative value, including market price to book value, market price to earnings, and market price to assets. Also considered are estimated liquidating value, earnings growth rate, and cash flow. If, in Qualivest's opinion, a stock has reached a fully valued position, it will, under most circumstances, be sold and replaced by securities which are deemed to be undervalued in the marketplace.


  Under normal market conditions, each of the Large Companies and Small Companies Funds will invest primarily in common stocks and securities convertible into common stocks of companies believed by Qualivest to be characterized by sound management and the potential for long-term capital appreciation. Qualivest also may consider income and payment of dividends in selecting securities for the Large Companies Fund. Under normal market conditions, the Large Companies Fund intends to invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of at least $1 billion at the time of purchase. In addition, under normal market conditions, the Small Companies Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of less than $1 billion at the time of purchase. If the Large Companies Fund owns securities issued by a company whose market capitalization falls below $1 billion, or the Small Companies Fund owns securities issued by a company whose market capitalization increases above $1 billion, Qualivest may, but is not required to, sell such securities. However, Qualivest will sell such securities if, in its judgment, market conditions warrant such a sale, or if the Large Companies Fund or Small Companies Fund would no longer be primarily invested in common stocks and securities convertible into common stocks issued by large capitalization companies and small-sized companies, respectively.

  Each of the Large Companies and Small Companies Funds may also invest up to 35% of the value of its total assets in preferred stocks, notes, units of real estate investment trusts, asset-backed and mortgage-related securities, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. Each of these Underlying Funds may also hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

  Each of these Underlying Funds may invest in corporate debt securities such as debt obligations with a maturity of at least one year from the date of issue ("bonds") and notes which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's Investors Service, Inc. ("Moody's"), Aaa, Aa, A and Baa, and in the case of Standard & Poor's Corporation ("S&P"), AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.

  Subject to the foregoing policies, each of these Underlying Funds may also invest up to 25% of its total assets in foreign securities either directly or through the purchase of American Depositary Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian Commercial Paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). For a discussion of risks associated with foreign securities, see "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS" herein.

INTERNATIONAL AND OPTIMIZED FUNDS

  The International Fund. The investment objective of the International Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of companies that are organized under the laws of countries other than the U.S.

  The Optimized Fund. The investment objective of the Optimized Fund is to seek capital appreciation and current income.

  The International Fund and the Optimized Fund each seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks (without regard to NRSRO rating) of companies whose securities are listed on a specific securities index. While the performance of the Optimized Fund may be expected to approximate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), Qualivest seeks to outperform the S&P 500 Index through limited management of the Optimized Fund's portfolio.

  Under normal market conditions, at least 80% of the total assets of the International Fund will be invested in common stocks and securities convertible into common stocks of foreign companies whose securities are listed on the Morgan
Stan-
ley Capital International EAFE (Europe, Australasia, Far East) Index (the "EAFE Index"). The International Fund will invest in the securities of issuers from at least three countries other than the U.S. Investments are selected for inclusion in the International Fund's portfolio primarily on the basis of market capitalization and industry weightings, and to create an aggregate country weighting similar to that of the EAFE Index. While Qualivest anticipates that substantially all of the International Fund's assets will be so invested, Qualivest may invest up to 20% of its total assets in common stocks and securities convertible into common stocks of large capitalization U.S. companies that Qualivest deems to present attractive investment opportunities due to such companies' foreign business operations.

  Under normal market conditions, at least 80% of the Optimized Fund's total assets will be invested in common stocks and securities convertible into common stocks of companies whose securities are listed on the S&P 500 Index. While Qualivest anticipates that substantially all of the Optimized Fund's assets will be so invested, Qualivest may invest up to 20% of its total assets as described below.

  The Optimized Fund does not intend to mirror the performance of the S&P 500 Index; rather, it seeks to optimize its investments in S&P 500 Index companies and outperform the S&P 500 Index over time by investing in securities that, on the basis of computerized modelling and performance optimization strategies implemented by Qualivest, demonstrate attributes that indicate performance superior to that of the S&P 500 Index as a whole. The S&P 500 Index is composed of 500 common stocks chosen by S&P on a statistical basis to be included in the index. Because of the market-value weighting, the largest companies in the S&P 500 Index typically account for a disproportionate share of the index. Qualivest believes that an investment in securities of companies listed on the S&P 500 Index may be optimized by selecting those securities whose growth and value characteristics indicate that their performance, relative to the other securities listed on the S&P 500 Index, will exceed the extent to which the S&P 500 Index reflects their performance. Qualivest intends to utilize computer modelling and other strategies to identify those stocks that, in light of its assessment of general economic conditions, Qualivest believes will achieve capital appreciation and current income superior to the performance of a portfolio that merely seeks to replicate the S&P 500 Index.

  Each of the International Fund and the Optimized Fund may also invest up to 20% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. These Underlying Funds may also each hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

  The portfolio turnover rate for the International Fund and the Optimized Fund is expected to be under 50%, a generally lower turnover rate than for most other investment companies. Qualivest believes that a lower turnover rate will reduce securities transaction costs incurred by these Underlying Funds.

                                *    *    *    *

  Consistent with the foregoing, each of the Equity Funds will focus its investments in those companies and types of companies that Qualivest believes will enable such Underlying Fund to achieve its investment objective. No Equity Fund will invest more than 15% of its net assets in securities that are deemed to be illiquid. During temporary defensive periods as determined by

Qualivest, any of the Equity Funds may hold up to 100% of its total assets in high quality (i.e., rated within the top two rating categories by an NRSRO) short-term debt obligations, including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that an Equity Fund is so invested, its investment objective may not be achieved during that time.


INCOME FUNDS

  The Intermediate Bond Fund. The investment objective of the Intermediate Bond Fund is to seek current income consistent with preservation of capital.

  The Bond Fund. The investment objective of the Bond Fund is to seek current income consistent with preservation of capital.

  Under normal market conditions, at least 65% of the total assets of the Intermediate Bond Fund and Bond Fund will be invested in bonds, which for this purpose include debt obligations with a maturity of at least one year from the date of issue. Fixed income or debt securities in which these Underlying Funds may invest can have maturities of up to thirty years or more. Each of these Underlying Funds may invest up to 35% of its total assets in high quality money market instruments such as commercial paper (including variable amount master demand notes), certificates of deposit and bankers' acceptances, variable and floating rate notes, and asset-backed securities without regard to maturity, except as set forth below. In addition, these Underlying Funds may engage in certain loans of portfolio securities, repurchase agreements and reverse repurchase agreements, and may also invest in securities of other investment companies. The Intermediate Bond Fund will maintain a dollar-weighted average maturity of three to seven years under ordinary market conditions, while the Bond Fund will maintain a dollar-weighted average maturity of approximately seven to eleven years under ordinary market conditions.

  Each of these Underlying Funds expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

  Each of these Underlying Funds may also invest in corporate debt securities and convertible debt securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's, Aaa, Aa, A and Baa, and in the case of S&P, AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.

  Each of these Underlying Funds may hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper rated at the time of purchase within the top two categories by an NRSRO (e.g., "A-2" or better by S&P, "Prime-2" or better by Moody's, or "F-2" or better by Fitch Investors Service ("Fitch")) or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, including variable amount master demand notes, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These Underlying Funds may also invest in securities of other investment companies or in Guaranteed Investment Contracts ("GICs"), which are considered to be illiquid securities.


  Each of these Underlying Funds may also invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international bonds for which the primary trading market is in the U.S. ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"), and in Canadian Bonds and bonds issued by institutions, such as the World Bank and the European Economic Community, organized for a specific purpose by two or more sovereign governments ("Supranational Agency Bonds").


  Each of these Underlying Funds expects to invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments ("Stripped Treasury Obligations"), and mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Farm Credit Bureau ("FFCB"), the Tennessee Valley Authority ("TVA"), the Federal Home Loan Bank ("FHLB"), the Federal Land Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and in mortgage-related securities issued by nongovernmental entities.


  Each of these Underlying Funds may invest in mortgage-related securities which are rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, and have mortgage obligations backing such securities. Each of these Underlying Funds also may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. Neither of these Underlying Funds will purchase mortgage-related securities or any other assets which in Qualivest's opinion are illiquid, if as a result, more than 15% of the value of its net assets will be illiquid.


  Mortgage-related securities in which these Underlying Funds may invest may also include collateralized mortgage obligations ("CMOs"), which are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral.

  Each of these Underlying Funds may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS"). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities will be purchased only if they meet the rating requirements set forth above or, if unrated, are deemed to be of comparable quality by Qualivest with respect to these Underlying Funds' investments in fixed-income securities of U.S. corporations and mortgage-related securities.

  An increase in interest rates will generally reduce the value of the investments in these Underlying Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, Qualivest may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate.

                                *    *    *    *

  In making investment decisions for the Income Funds, Qualivest will consider many factors, including current yield, maturity, and yield to maturity. Qualivest will also monitor the financial condition of the issuers of the Income Funds' portfolio investments and may shorten the average weighted portfolio maturity of an Income Fund, in light of each such Underlying Fund's investment objective of preservation of capital, if economic or market conditions warrant such action.

MONEY FUNDS

  Although each Money Fund has the same investment adviser and a similar investment objective, its particular portfolio securities and yield may differ due to differences in the types of permitted investments, cash flow, and the availability of particular portfolio investments.

  The U.S. Treasury Fund. The investment objective of the U.S. Treasury Fund is to seek current income consistent with liquidity and stability of principal.


  Under normal market conditions, the U.S. Treasury Fund invests at least 65% of its total assets in short-term U.S. Treasury bills, notes, and bonds and in other obligations backed by the full faith and credit of the U.S. Treasury.
The U.S. Treasury Fund may invest up to 35% of its total assets in other types of high quality rated money market instruments and money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.


  This Underlying Fund expects that a majority of its income will be exempt from state taxes as a result of its investing in U.S. Government securities whose interest payments are state tax-exempt. Most states allow for a pass-through of this tax exemption, so that the U.S. Treasury Fund's dividend distributions may also be state tax-exempt with respect to the income earned by it on U.S. Government securities.

  The Money Market Fund. The investment objective of the Money Market Fund is to seek current income consistent with liquidity and stability of principal.

  The Money Market Fund invests in high quality rated money market instruments and other money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.

                                *    *    *    *

  Each Money Fund invests exclusively in U.S. dollar denominated instruments which Qualivest, acting pursuant to guidelines adopted by the Board of Trustees, determines present minimal credit risks and which at the time of acquisition are rated by one or more appropriate NRSROs (e.g., S&P, Moody's and Fitch) within one of the two highest rating categories for short-term debt obligations or, if unrated, are of comparable quality. In addition, each Money Fund diversifies its investments so that, with minor exceptions and except for U.S. Government securities, not more than 5% of its total assets is invested in the securities of any one issuer, not more than 5% of its total assets is invested in securities of all issuers rated by the NRSRO at the time of investment in the second highest rating category for short-term debt obligations or in unrated securities deemed to be of comparable quality to securities rated in the second highest rating categories for short-term debt obligations ("Second Tier Securities") and not more than the greater of 1% of total assets or one million dollars is invested in the securities of any one issuer of Second Tier Securities. In addition, no Money Fund will invest more than 10% of its net assets in securities that are deemed to be illiquid at the time of purchase. All securities or instruments in which a Money Fund invests have remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations in a Money Fund will not exceed 90 days.


  Subject to the foregoing general limitations, the Money Funds expect to invest in the types of securities discussed below under "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS." These securities include short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, short-term asset-backed and mortgage-related securities, bankers' acceptances, certificates of deposit and time deposits (including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), and Yankee Certificates of Deposit ("Yankee CDs")), commercial paper (including variable amount master demand notes), securities issued by other money market investment companies, debt obligations with remaining maturities of 397 calendar days or less, taxable obligations issued by municipalities, GICs, repurchase agreements, reverse repurchase agreements and dollar roll agreements.


            UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS

  Each Fund's Share price will fluctuate in response to changes in the Share price of one or more of the Underlying Funds, which are permitted to engage in a wide range of investment techniques. Like any investment program, an investment in an Underlying Fund entails certain risks.

U.S. GOVERNMENT OBLIGATIONS

  Obligations of certain agencies and instrumentalities of the U.S. Government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the FFCB or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.


  The Stripped Treasury Obligations in which the Underlying Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs"). Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES


  Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each of the Funds and the Underlying Funds, except the Optimized Fund and the International Fund, may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly.

  Early repayment of principal on mortgage-related securities may expose a Fund or an Underlying Fund to a lower rate of return upon reinvestment of principal. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not be possible to predict accurately a security's return to a Fund or an Underlying Fund.


  Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund or an Underlying Fund may invest in other asset-backed securities that may be developed in the future.

  Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Underlying Funds intend to conduct their operations so that they will not invest more than 10% (25% for the Money Funds) of their total assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers without obtaining appropriate regulatory relief.

BANKERS' ACCEPTANCES

  The Funds and Underlying Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

CERTIFICATES OF DEPOSIT AND TIME DEPOSITS

  The Funds and Underlying Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

  The Funds and Underlying Funds may also invest in ECDs, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the U.S.; ETDs, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; CTDs, which are essentially the same as ETDs, except they are issued by Canadian offices of major Canadian banks; and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S.


  None of the Money Funds will invest in excess of 10% of its net assets in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal. Such time deposits include ETDs and CTDs but do not include certificates of deposit.

COMMERCIAL PAPER


  Each Fund, the Income Funds, the Money Market Fund, and, within the limitations described above, the U.S. Treasury Fund may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch) or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality to instruments that are so rated. The Equity Funds may invest in such instruments if rated in the four highest categories assigned by an NRSRO or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality. The Money Market Fund, the Equity Funds and the Income Funds may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.


  Each of the Funds and the Underlying Funds may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Funds and the Underlying Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

PUT AND CALL OPTIONS

  Each Equity and Income Fund may purchase put and call options on securities, and each Equity Fund other than the Optimized Fund may purchase such options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Each Underlying Fund may also engage in writing call options from time to time as Qualivest deems appropriate. The Underlying Funds will write only covered call options (options on securities or currencies owned by the particular Underlying
Fund). When a portfolio security or currency subject to a call option is sold, the Underlying Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Underlying Fund previously has written. If such Underlying Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Underlying Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Underlying Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that an Underlying Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

  An Underlying Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, an Underlying Fund will write only covered index call options. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

  Price movements in securities which an Underlying Fund owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, an Underlying Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FOREIGN SECURITIES

  Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

  If a security is denominated in foreign currency, the value of the security to an Underlying Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Underlying Funds' assets.

  For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, an eligible Equity Fund can avoid currency risks during the settlement period for either purchases or sales.

  Subject to its applicable investment policies, each Equity Fund other than the Optimized Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU denominated obligations or the marketability of such securities.

FOREIGN CURRENCY TRANSACTIONS

  The value of the assets of an Equity Fund other than the Optimized Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and an Underlying Fund may incur costs in connection with conversions between various currencies. An Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Equity Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, this tends to limit potential gains which might result from a positive change in such currency relationships. An Equity Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

  It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for an Equity Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Underlying Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Underlying Fund is obligated to deliver.

  If an Equity Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If an Equity Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Equity Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

REPURCHASE AGREEMENTS

  Securities held by a Fund or an Underlying Fund (other than the U.S. Treasury
Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund or an Underlying Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase obligations, a Fund or an Underlying Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


  Each of the Funds and Underlying Funds may also borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund or an Underlying Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund or an Underlying Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities sold by a Fund or an Underlying Fund may decline below the price at which it is obligated to repurchase the securities.


FUTURES CONTRACTS

  The Equity and Income Funds may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. An Underlying Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes.

  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of an Underlying Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 33 1/3% of the market value of an Underlying Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Underlying Fund's qualification as a regulated investment company.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS


  The Underlying Funds may each purchase securities on a when-issued or delayed-delivery basis. An Underlying Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. An Underlying Fund will not pay for such securities or start earning interest on them until they are received. When an Underlying Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. In when-issued and delayed-delivery transactions, an Underlying Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Underlying Fund to miss a price or yield considered to be advantageous.


LENDING OF PORTFOLIO SECURITIES

  In order to generate additional income, the Equity Funds and the Income Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Underlying Funds must receive 102% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by Qualivest and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Underlying Funds. During the time portfolio securities are on loan, the borrower pays the Underlying Funds any dividends or interest paid on such securities. Loans are subject to termination by the Underlying Funds or the borrower at any time. While the Underlying Funds do not have the right to vote securities on loan, they intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to an Underlying Fund, the Underlying Fund could experience delays in recovering its securities and possible capital losses. The Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Qualivest has determined to be creditworthy under guidelines established by the Board of Trustees that permit each Underlying Fund to loan up to 33 1/3% of the value of its total assets.

MEDIUM-GRADE SECURITIES

  Each of the Income Funds, the Large Companies Fund and the Small Companies Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by an NRSRO (i.e., BBB or Baa by

S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

  Should subsequent events cause the rating of a debt security purchased by one of the Underlying Funds to fall below BBB or Baa, as the case may be, Qualivest will consider such an event in determining whether an Underlying Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

  Each of the Equity and Income Funds may invest up to 10% of its total assets, and each of the Money Funds may invest up to 25% of its total assets, in shares of money market mutual funds for cash management purposes. The U.S. Treasury Fund expects to make such purchases only in money market funds that restrict their investments to U.S. Government securities. An Underlying Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

RESTRICTED SECURITIES

  Securities in which the Underlying Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Underlying Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, Qualivest may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                              VALUATION OF SHARES

  The net asset value of each Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 1:00 p.m. Pacific Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE or the Federal Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.

  Net asset value per Share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund allocable to such class, less the liabilities charged to that Fund allocable to such class and any liabilities charged directly to that class, by the number of outstanding Shares of such class.

  The net asset value per Share of the Funds will fluctuate as the value of the investment portfolio of a Fund changes.

                               PURCHASING SHARES


  Class A Shares may be purchased directly from the Distributor, or through a broker-dealer who has established a dealer agreement with the Distributor. Except as otherwise discussed below under "Other Information Regarding Purchases" and "Auto Invest Plan," the minimum initial investment in a Fund, based upon the public offering price, is $500 ($50 in the case of an Individual Retirement Account ("IRA")), and there is a $100 minimum ($50 for an IRA) for subsequent purchases. Shareholders will pay the next calculated public offering price after the receipt by the Distributor of an order to purchase Shares, plus any applicable sales charge as described below (see "SALES CHARGES").


BY MAIL


  To purchase Class A Shares of any of the Funds by mail, complete an Account Application Form and return it along with a check or money order made payable to Qualivest Funds at the following address: P. O. Box 3205, Portland, Oregon 97208.


  An Account Application Form can be obtained by calling the Trust at 1-800-743-8637.

BY TELEPHONE OR BY WIRE


  To purchase Class A Shares of any of the Funds by telephone or by wire, your Account Application Form must have been previously received by the Distributor. To place an order by telephone or by wire, call the Trust's toll-free number 1-800-743-8637. Payment for Class A Shares ordered by telephone may be made by check or electronic transfer and must be received by the Custodian within the settlement requirements defined in the Securities Exchange Act of 1934 (the "1934 Act"). If payment for the Shares is not received within the prescribed time periods, or if a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Trust at 1-800-743-8637. When purchasing Class A Shares by wire, contact the Trust for wire instructions.


OTHER INFORMATION REGARDING PURCHASES

  Purchases of Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt by the Trust of an order to purchase Shares in good form ("public offering price"). In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the Distributor receives the order prior to the Valuation Time for that day and transmits it to the Trust by that Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Purchases of Shares of any of the Funds will be effected only on a Business Day of the

Funds. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of that Fund.

  The minimum initial investment amount and subsequent investment amount referred to above may be waived if purchases are made in connection with payroll deductions, IRAs, Keogh or similar plans and for so-called "sweep" arrangements where an investor's cash assets are periodically transferred from an account into one of the Funds. For information on IRAs, Keogh or similar plans, contact the Trust at 1-800-743-8637.

  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made through the use of third party checks and drafts drawn on foreign financial institutions.

  Depending on the terms of an investor's account, an investor may be charged a fee in connection with transactions in Shares effected through a broker or other agent. This Prospectus should be read in conjunction with information regarding the terms of such an account.

  Every Shareholder will receive a confirmation of, or account statement reflecting, each new transaction in the Shareholder's account, which will also show the total number of Shares of the respective Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Funds will not be issued.

AUTO INVEST PLAN


  The Qualivest Funds Auto Invest Plan enables Shareholders to make regular monthly, bi-monthly or quarterly purchases of Class A Shares through automatic deduction from their bank accounts (as long as the Shareholder's bank is a member of the Automated Clearing House). With Shareholder authorization, the Trust's Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account, which amount will automatically be invested in Shares at the public offering price on the fifth and/or the twentieth day of such month or quarter (or the next Business Day thereafter). The required minimum initial investment for opening an account using the Auto Invest Plan is $50; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Application Form or a supplemental Auto Invest application that can be acquired by calling the Trust at 1-800-743-8637. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Trust's Distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 and may take up to 15 days to implement.

                                 SALES CHARGES

  The public offering price of Class A Shares of the Funds equals net asset value plus the applicable sales charge. BISYS receives this sales charge as Distributor and may reallow it as dealer discounts and brokerage commissions as follows:


                       SALES CHARGE AS:
                     --------------------
SIZE OF                % OF      % OF NET
TRANSACTION          OFFERING     AMOUNT       DEALER
AT OFFERING PRICE     PRICE      INVESTED    REALLOWANCE
------------------   --------    --------    -----------
Less than
$50,000...........     4.00%       4.17%         3.60%
$50,000 but less
 than $100,000....     3.25%       3.36%         2.93%
$100,000 but less
 than $250,000....     2.25%       2.30%         2.03%
$250,000 but less
 than $500,000....     1.75%       1.78%         1.58%
$500,000 but less
 than $1,000,000..     1.00%       1.01%         0.90%
$1,000,000 and
 over.............     0.00%*      0.00%*        1.00%**


-------------------


 * No initial sales charge applies to purchases of Class A Shares of $1 million or more, although a CDSC of 1.00% will be imposed if these Shares are redeemed less than one year after purchase. See "Contingent Deferred Sales Charge ("CDSC")" below.

** The Distributor pays a commission to dealers who initiate and are responsible for purchases of $1 million or more. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million, and 0.25% thereafter.


  An investor may obtain reduced sales charges on Class A Shares under the circumstances described below under "Reduced Sales Charges--Class A Shares."

OTHER INFORMATION

  The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through promotional contests: (1) travel and lodging at vacation locations; (2) tickets for entertainment events; and (3) merchandise. None of the aforementioned compensation is paid for by any Fund or its Shareholders.


REDUCED SALES CHARGES

SALES CHARGE WAIVERS

  The Distributor may waive sales charges for the purchase of Class A Shares of a Fund by or on behalf of (1) purchasers for whom U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of U.S. Bank, BISYS and any affiliates thereof,
(3) Trustees of the Trust, and their spouses and children, (4) directors and retired directors (including spouses and children of directors and retired directors) of U.S. Bank and any affiliates thereof, (5) purchasers who use proceeds from an account for which U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class

A Shares of a Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, and (8) orders placed on behalf of other investment companies distributed by BISYS, The BISYS Group, Inc., or their affiliated companies. In addition, the Distributor may waive sales charges for the purchase of a Fund's Class A Shares with the proceeds from the recent redemption of shares of a non-money market mutual fund (except one of the other funds of the Trust) sold with a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his or her financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

SENIOR CITIZENS DISCOUNT


  The Distributor may offer a 10% reduction of sales charges for the purchase of Class A Shares of a Fund by or on behalf of a purchaser who has attained the age of 59 1/2 years. Any such reduction also will apply to purchases made through the Auto Invest Plan. To receive this sales charge reduction, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. BISYS will receive a sales charge on such sales and may reallow it as dealer discounts and brokerage commissions as follows:



                       SALES CHARGE AS:
                     --------------------
SIZE OF                % OF      % OF NET
TRANSACTION          OFFERING     AMOUNT       DEALER
AT OFFERING PRICE     PRICE      INVESTED    REALLOWANCE
------------------   --------    --------    -----------

Less than $50,000.     3.60%       3.73%         3.24%
$50,000 but less
 than $100,000....     2.93%       3.01%         2.63%
$100,000 but less
 than $250,000....     2.03%       2.07%         1.82%
$250,000 but less
 than $500,000....     1.58%       1.60%         1.42%
$500,000 but less
 than $1,000,000..     0.90%       0.91%         0.81%
$1,000,000 and
 over.............     0.00%*      0.00%*        1.00%**


-------------------

 * No initial sales charge applies to purchases of Class A
  Shares of $1 million or more, although a CDSC of 1.00% will be imposed if these Shares are redeemed less than one year after purchase. See "Contingent Deferred Sales
  Charge ("CDSC")" below.

** The Distributor pays a commission to dealers who initiate and are responsible for purchases of $1 million or more. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million, and 0.25% thereafter.


CONCURRENT PURCHASES

  For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of the Funds, the Equity Funds and the Income Funds. For example, if a Shareholder concurrently purchases Class A Shares in one of the funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

LETTERS OF INTENT


  An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of a Fund, an Equity Fund or an Income Fund at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.


  A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of such Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-743-8637. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

RIGHTS OF ACCUMULATION

  Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Funds at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Funds then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of all of the funds of the Trust sold with a sales charge. Class A Shares sold to purchasers for whom U.S. Bank or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")


   Class A Shares purchased with no initial sales charge as part of an investment of $1 million or more, which are redeemed less than one year after purchase will be subject to a CDSC equal to 1.00% of an amount equal to the lesser of the net asset value at the time of purchase of the Shares being redeemed or the net asset value of such Shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in net asset value above the net asset value at the time of purchase. In addition, a CDSC will not be assessed on Shares purchased through reinvestment of dividends or capital gains distributions, or that are purchased by "Institutional Investors" such as corporations, pension plans, foundations, charitable institutions, insurance companies, banks and other banking institutions, and non-bank fiduciaries.


  Solely for purposes of determining the amount of time which has elapsed from the time of purchase of any Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of Shares held for more than one year or Shares acquired pursuant to reinvestment of dividends or distributions.

  The CDSC is waived on redemptions of Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code
Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

EXCHANGE PRIVILEGE


  The exchange privilege enables Shareholders of Class A Shares of the Funds (including Shares acquired through reinvestment of dividends and distributions on such Shares) to exchange those Shares at net asset value without any sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other funds, provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized. Exchanges for Shares of one of the Trust's other funds with a higher sales charge may be made upon payment of the sales charge differential. Holders of a Fund's Class A Shares may not exchange their Shares for Shares of any other class. An exchange will not affect the holding period of the Shares for purposes of the CDSC.


  If Class A Shares of a Money Fund were acquired by a previous exchange from Class A Shares of a fund with respect to which a sales charge had been paid, then such Class A Shares of the Money Fund may be exchanged for Class A Shares of a Fund without payment of any fees or sales charge. Under such circumstances, in order to receive a reduced sales charge, the Shareholder must notify the Distributor that a sales charge was originally paid and provide the Distributor with sufficient information to permit confirmation of qualification. The foregoing exchange privilege may be exercised only once during a calendar year and upon written request by the Shareholder, and may be terminated or modified by the Trust at any time, or from time to time.

  An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 1-800-743-8637, by contacting their broker-dealer or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund of the Trust in which the Shareholder wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEEMING SHARES--By Telephone" below.

                QUALIVEST INDIVIDUAL RETIREMENT ACCOUNTS ("IRA")

  A Qualivest IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. Qualivest IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

  A Qualivest SEP/IRA may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions into IRAs on behalf of all eligible employees.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR-SEP/IRA")

  A Qualivest SAR-SEP/IRA offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary reduction contributions. All Qualivest IRA distribution requests must be made in writing to BISYS. Any additional deposits to a Qualivest IRA must distinguish the type and year of the contribution.

  For more information on any of the Qualivest IRAs or other retirement plan options available (401(k) Defined Contribution Plans, 403(b)(7) Defined Compensation Plans, etc.), call the Trust at 1-800-743-8637. Shareholders are advised to consult a tax adviser on Qualivest IRA contribution and withdrawal requirements and restrictions.

                                REDEEMING SHARES


  Shareholders may redeem their Class A Shares without charge, subject to the CDSC described above if redeemed less than one year after purchase, on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Redemptions may be requested by mail or by telephone.


BY MAIL

  A written request for redemption must be received by the Distributor in order to honor the request. The Distributor's address is: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.

  For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations, as those terms are defined in the 1934 Act. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

BY TELEPHONE

  Shares may be redeemed by telephone if the Account Application Form reflects that the Shareholder has elected that privilege. If the telephone feature was not originally selected, the Shareholder must provide written instructions to the Trust to add it. The Shareholder may have the proceeds mailed to the Shareholder's address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day. Wire redemption requests may be made by the Shareholder by telephone to the Trust at 1-800-743-8637. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.


  The Trust's Account Application Form provides that none of BISYS, the Transfer Agent, Qualivest, the Trust or any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, Shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversions, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address above.

AUTO WITHDRAWAL PLAN


  The Auto Withdrawal Plan enables Shareholders of the Funds to make regular monthly, bi-monthly, or quarterly redemptions of Class A Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Class A Shares at the net asset value on the fifth and/or twentieth day of the month or quarter (or the next Business Day thereafter) and have the amount specified transferred according to the written instructions of the Shareholder. Shareholders participating in this Plan must maintain a minimum account balance of $500. The required minimum withdrawal is $100, monthly or quarterly.


  The Auto Withdrawal Plan may be modified or terminated without notice. In addition, the Trust may suspend a Shareholder's withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or in the event that the account balance is less than the minimum $500 amount.


  To participate in the Auto Withdrawal Plan, Shareholders should call 1-800-743-8637 for more information. Purchases of additional Class A
Shares concurrently with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. For a Shareholder to change the Auto Withdrawal Plan instructions, the request must be made in writing to the Distributor and may take up to 15 days to implement.

OTHER INFORMATION REGARDING REDEMPTION OF SHARES

  All redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Shares in the Funds, less any applicable CDSC, may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt of the request for redemption, or within such shorter period as required by law. To the greatest extent possible, requests from Shareholders of a Fund for next Business Day payments upon redemption of Shares will be honored if received in good form by the Distributor before the Valuation Time on a Business Day or, if received after the Valuation Time, within two Business Days, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  The Trust reserves the right to redeem involuntarily, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of the establishment of an account with less than $500 using the Auto Invest Plan), the account of such Shareholder has a value of less than $500. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if the investor thereafter redeems any Shares. Before the Trust exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in the Shareholder's account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $500.

  At various times, the Trust may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such Shares, which delay may be for 15 days or more. Such delay may be avoided if Shares are purchased by wire transfer of federal funds. The Trust intends to pay cash for all Shares redeemed.

  See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

                            MANAGEMENT OF THE FUNDS

TRUSTEES

  Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Shareholders of all of the Trust's funds. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations. The Trustees of the Trust are:
George R. Landreth, David F. Jones, John W. Judy, Raymond H. Lung and David B. Frohnmayer.

  The Trustees and officers of the Trust serve in such positions for the Funds and for the Underlying Funds. If the interests of the Funds and the Underlying Fund were to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to the Funds and the Underlying Funds. While the Trustees believe they have structured the Funds to avoid such conflicts, if a situation arises where appropriate action for a Fund could adversely affect an Underlying Fund, or vice versa, the Trustees and officers will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. To this end, restrictions have been adopted by the Funds to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

INVESTMENT ADVISER


  Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon 97208, is the investment adviser of the Trust. Qualivest, a registered investment adviser, is an affiliate of U.S. Bank, which is a wholly owned subsidiary of U.S. Bancorp. U.S. Bancorp is a super-regional financial services holding company organized under the laws of Oregon in 1968. U.S. Bank, headquartered in Portland, is a national banking association chartered in 1891. It offers a wide variety of full-service and commercial banking operations in over 200 locations in Oregon. Other services of U.S. Bancorp and its subsidiaries include mortgage banking, lease financing, consumer financing, commercial finance, international banking, investment advisory, insurance agency and credit life insurance services, brokerage and venture capital. As of October 31, 1996, Qualivest had under management nearly $10 billion in assets. It also is investment adviser to Tax-Free Trust of Oregon, a tax-free municipal bond fund, whose assets were approximately $304 million at that date.

  Qualivest invests each Fund's assets according to its investment objective and policies set forth above and pursuant to guidelines established by the Board of Trustees for each Fund. Such allocation decisions are made by the Qualivest Investment Strategy Committee (the "Committee"). Timothy Leach, President and Chief Investment Officer of Qualivest, acts as Chairman of the Committee. For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each of the Funds, computed daily and paid monthly, at an annual rate of 0.05% of each Fund's average daily net assets. Each Fund, as a Shareholder in an Underlying Fund, also will indirectly bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Fund. The ratios of operating expenses to average daily net assets of the Class Y Shares of the Underlying Funds for the period ended July 31, 1996 were as follows: Large Companies Fund--0.93%; Small Companies Fund--1.08%; International Fund--0.81%; Optimized Fund--0.60%; Intermediate Bond Fund--0.76%; Bond Fund--0.61%; U.S. Treasury Fund--0.31%; and Money Market Fund--0.51%.

  Subject to the general supervision of the Trust's Board of Trustees and in accordance with each of the Underlying Funds' investment objective, policies and restrictions, Qualivest has agreed in its Investment Advisory Agreement with the Trust to provide or arrange for the provision of a continuous investment program for each Underlying Fund, including investment research and management with respect to the Underlying Funds' portfolio securities, investments and cash. Qualivest has implemented a team approach to the management of the Underlying Funds, under which a "Lead Manager" has primary portfolio management responsibility for an Underlying Fund and is assisted by a "Co-Manager."

  John R. Dozier, who joined U.S. Bank in 1976 and Qualivest at the time of its inception as a registered investment advisor in 1984, is the Equity Manager primarily responsible for managing the Large Companies Fund. Mr. Dozier has twenty-six years of investment management experience and received a Bachelor of Arts degree in Economics from Claremont Men's College. John R. Swank, an Equity Manager with twenty years of experience in portfolio management, including seventeen years of combined employment by U.S. Bank and Qualivest, assists Mr. Dozier in managing the Large Companies Fund. Mr. Swank has a Bachelor of Science degree in Finance and a Master of Business Administration degree, both from Long Beach State University. He is also a Chartered Financial Analyst.

  Dale E. Benson, an Equity Manager at Qualivest, has primary responsibility for management of the Small Companies Fund. Mr. Benson has twenty-four years of investment management experience and has been employed by U.S. Bank since 1973 and by Qualivest since its inception. He received a Bachelor of Arts degree from Pacific Lutheran University and a Doctorate in History from the University of Maine. Mr. Benson is also a Chartered Financial Analyst. Frank Magdlen assists Mr. Benson in managing the Small Companies Fund. Mr. Magdlen, who also is a Chartered Financial Analyst, analyzes closely held companies for Qualivest and has twenty-three years of investment experience. He received a Bachelor of Arts degree in Finance from the University of Portland and a Master of Business Administration degree from the University of Southern California. Mr. Magdlen has been employed by U.S. Bank since 1979 and by Qualivest since 1984.

  Daniel J. Rauchle has primary responsibility for managing the International Fund. Prior to joining Qualivest as an Equity Manager, Mr. Rauchle was an independent consultant to small businesses and financial institutions specializing in finance and investments. Mr. Rauchle received Bachelor of Business Administration, Master of Business Administration, and Juris Doctor degrees from the University of Wisconsin. Timothy Leach, President and Chief Investment Officer of Qualivest, assists Mr. Rauchle in managing the International Fund. He has fourteen years of investment management experience, both at Qualivest and at other investment management organizations, and is responsible for the management of Qualivest. Mr. Leach has a Bachelor of Science degree in Business Management and Agricultural Science and a Master of Business Administration degree from the University of California, Berkeley. Mr. Leach has primary responsibility for managing the Optimized Fund, and Mr. Rauchle assists Mr. Leach in managing that Underlying Fund.

  Portfolio management of the Intermediate Bond Fund is the primary responsibility of Curry A. Garvin, a Fixed-Income Manager who has been employed by U.S. Bank since 1981 and by Qualivest since 1985. Mr. Garvin, who is a Chartered Financial Analyst, received a Bachelor of Science degree in Finance from the University of Oregon. John McCune, a Fixed-Income Manager with ten years of investment management experience, assists Mr. Garvin in managing the Intermediate Bond Fund. Mr. McCune joined the Qualivest team in 1996 as part of the U.S. Bancorp/West One Bancorp merger. Prior to 1996, Mr. McCune had been employed as a Senior Portfolio Manager at West One Bancorp and AMR Corporation. Mr. McCune received a Bachelor of Science degree in Finance from Brigham Young University and a Master of Business Administration degree from the University of California at Los Angeles. Mr. McCune has primary responsibility for managing the Bond Fund, and Mr. Garvin assists Mr. McCune in managing that Underlying Fund.


  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each of the Underlying Funds, computed daily and paid monthly, at the following annual rates of each Underlying Fund's average daily net assets: Large Companies Fund-- 0.75%; Small Companies Fund--0.80%; International Fund--0.60%; Optimized Fund--0.50%; Intermediate Bond Fund--0.60%; Bond Fund-- 0.60%; U.S. Treasury Fund--0.35%; and Money Market Fund--0.35%.

  While the fees for the Large Companies and Small Companies Funds are higher than the advisory fees paid by most investment companies, the Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies. Qualivest may periodically voluntarily reduce all or a portion of its advisory fee with respect to an Underlying Fund to increase the net income of that Underlying Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Underlying Fund to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for each fund of the Trust, and also acts as the Trust's principal underwriter and distributor.

  The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from each Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.07% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

  The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. Under its Distribution Agreement with the Trust, the Distributor may retain some or all of any sales charge imposed upon the Shares. It may also receive compensation under the Distribution and Shareholder Service Plan regarding the Class A Shares described below.


OTHER SERVICE PROVIDERS


  BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement with the Trust and receives a fee for such services. BISYS Fund Services Ohio, Inc. also provides certain accounting services for each of the Funds and receives a fee for such services. Deloitte & Touche LLP serves as independent auditors for the Trust. United States National Bank of Oregon is the custodian of the Funds. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.


  While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

EXPENSES

  Qualivest and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities purchased for the Trust. Each Fund will bear the following expenses relating to its operation: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian, Transfer Agent and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in each Fund's operation. The ratios of operating expenses to average daily net assets of the Class A Shares for the period ended July 31, 1996 were as follows: Conservative Fund --0.00%; Balanced Fund--0.00%; Growth Fund--0.00%; and Aggressive Fund--0.57%.


  As a general matter, expenses are allocated to the Class A and Class
Y Shares of the Funds on the basis of the relative net asset value of each class. Class A Shares may bear certain additional retail transfer agency expenses, as well as Shareholder service and distribution costs incurred pursuant to the Distribution and Shareholder Service Plan described below.

  The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the Shareholders of a particular class, including Class A Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as Shareholder reports, prospectuses and proxies to current Shareholders; Blue Sky registration fees incurred by a class of Shares; Securities and Exchange Commission registration fees incurred by a class of Shares; expenses related to administrative personnel and services as required to support the Shareholders of a specific class; litigation or other legal expenses relating solely to one class of Shares; and Trustees' fees incurred as a result of issues relating solely to one class of Shares.


BANKING LAWS

  Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Funds.


  Qualivest is a subsidiary of U.S. Bank, and it and U.S. Bank are affiliates of a bank holding company. They are therefore subject to applicable federal banking laws and regulations. Qualivest has been advised by its counsel that it may perform the advisory services for the Funds required by the Investment Advisory Agreement and, provided that they do not engage in underwriting, selling or distribution of the Funds' Shares, Qualivest's national bank affiliates may perform shareholder servicing activities and may receive compensation without violating federal banking laws and regulations.


  In the event that, due to future events, Qualivest is prohibited from acting as the investment adviser of the Funds and the Underlying Funds, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds and Underlying Funds be liquidated.


                               DISTRIBUTION PLAN

  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution and Shareholder Service Plan with respect to the Class A Shares of each Fund (the "Plans").

  Pursuant to the Plans, each Fund is authorized to pay or reimburse BISYS, as Distributor of the Class A Shares of the Fund, for certain expenses that are incurred in connection with Shareholder and distribution services. Payments under the Plans will be calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund. As authorized by the Plans, BISYS has entered into a Rule 12b-1 Agreement with U.S. Bancorp Securities, Inc. ("USBS"), an affiliate of Qualivest, pursuant to which USBS has agreed to provide certain Shareholder and distribution services in connection with Class A Shares of the Funds purchased and held by USBS for the accounts of its customers and Class A Shares of the Funds purchased and held by customers of USBS directly. BISYS will be compensated by the Funds in an amount equal to its payments to USBS under the Rule 12b-1 Agreement. Such fee may exceed the actual costs incurred by USBS in providing such services.

  Payments under the Plans may be used by BISYS to pay banks and their affiliates (including U.S. Bank and its affiliates), and other institutions, including broker-dealers (each a "Participating Organization"), for administration, distribution, and/or Shareholder service assistance pursuant to an agreement between BISYS and the Participating Organization. Pursuant to the Plans, the Distributor may enter into Rule 12b-1 Agreements with Participating Organizations for providing Shareholder and distribution services to their customers who are the record or beneficial owners of Shares. Such Participating Organizations will be compensated at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares held of record or beneficially by such customers. Under the Plans, a Participating Organization may include BISYS, its subsidiaries, and its affiliates.


  Payments to the Distributor pursuant to the Plans will be used (i) to compensate Participating Organizations for providing distribution assistance relating to Shares, (ii) for promotional activities intended to result in the sale of Shares, such as to pay for the preparation, printing and distribution of prospectuses to other than current Shareholders, and (iii) to compensate Participating Organizations for providing Shareholder services with respect to their customers who are, from time to time, beneficial and record holders of Shares of the Funds.


  Fees paid pursuant to the Plans are accrued daily and paid monthly, and are charged as expenses of Class A Shares of a Fund as accrued.


GENERAL INFORMATION


  The Plans may be terminated by a vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to a Plan ("Independent Trustees"), or by a vote of a majority of the holders of the outstanding voting securities of the Class A of Shares subject thereto. Any change in the Plans that would increase materially the distribution expenses paid by a Fund requires Shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting upon the amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.


                              DIVIDENDS AND TAXES

DIVIDENDS


  Net income is declared and paid monthly as a dividend to Shareholders of record of the Conservative and Balanced Funds at the close of business on or about the final Business Day of each month and is generally paid shortly thereafter. Net income is declared as a dividend to Shareholders of record of the Growth and Aggressive Funds at the close of business on or about the final Business Day of April, July, October, and December and is generally paid shortly thereafter. Distributable net realized capital gains are distributed at least annually. For more information regarding the payment of dividends and distributions, call the Trust at 1-800-743-8637.

  A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the date of declaration, unless the Shareholder elects to receive dividends or distributions in cash or elects to participate in the Qualivest Directed Dividend Option. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.


  If a Shareholder elects to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the appropriate Fund at the per Share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per Share net asset value determined as of the date of cancellation.


DIRECTED DIVIDEND OPTION

  A Shareholder may elect to have all income dividends and capital gains distributions paid by check, reinvested in the Fund or reinvested in the same class of any of the Trust's other funds, provided the other fund is maintained at the minimum required balance. The Directed Dividend Option may be modified or terminated by the Trust at any time after notice to participating Shareholders. Participation in the Directed Dividend Option may be terminated or changed by the Shareholder at any time by writing the Distributor. The Directed Dividend Option is not available to participants in any of the Qualivest IRAs.

FEDERAL TAXES

  Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code, so that it generally will not be subject to federal income tax on its taxable income and gains that are distributed to Shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each calendar year substantially all of its taxable income and gains.

  Distributions from a Fund's investment company taxable income (which includes, among other items, dividends, taxable interest and the excess, if any, of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Dividends paid by the Funds to corporate Shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares and are not eligible for the dividends-received deduction.

  Certain dividends declared by a Fund in October, November or December and paid during the following January will be treated as having been received by Shareholders on December 31 in the year the distributions were declared. Reinvested distributions will be taxable as if they had been received in cash.


  Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions paid to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the Shareholder's federal income tax liability.


  Shareholders of the Funds should be aware that under the laws of some state and local taxing authorities, distributions from a Fund that are attributable to interest earned on certain U.S. Government securities may not be subject to state or local taxes. Shareholders also should be aware that under the laws of some state and local taxing authorities, distributions from the Funds that are attributable to interest on state and municipal securities issued within the Shareholder's own state may not be subject to state or local taxes.

  Prior to purchasing Shares of the Funds, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

  Shareholders will be furnished annually with information relating to the nature and amounts of distributions made by a Fund.

  The preceding discussion is only a summary of some of the federal tax considerations generally affecting the Funds and their Shareholders and does not address every possible situation. Distributions may be subject to state, local and foreign taxes, and non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. Prospective Shareholders should consult their tax advisers with respect to the effect of investing in a Fund. For additional information relating to taxes, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.

                              GENERAL INFORMATION

ORGANIZATION OF THE TRUST



  The Trust was organized as a Massachusetts business trust in 1994 and currently offers fifteen funds. The Shares of each of the Funds are offered in two separate classes: Class A Shares and Class Y Shares. Shares of the Equity Funds and the Income Funds are offered in Class A Shares, Class C Shares and Class Y Shares, while Shares of the Money Funds are offered in Class A Shares, Class Q Shares and Class Y Shares. Each Share represents an equal proportionate interest in a fund with other Shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by fund except as otherwise expressly required by law.


  An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

  The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than

10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

MULTIPLE CLASSES OF SHARES


  In addition to Class A Shares, the Trust also offers Class Y
Shares of the Funds. Class Y Shares are sold through procedures established by the Distributor only to certain institutional investors and bank trust departments purchasing Shares on behalf of fiduciary, advisory, agency, custody or other similar accounts maintained by, or on behalf of, their customers. Class Y Shares are not sold subject to a sales load and do not bear expenses under the Plans pertaining to Class A Shares. The amount of dividends payable with respect to Class Y Shares will exceed dividends on Class A Shares as a result of the Plan fees applicable to Class A Shares and because Class A Shares may bear additional retail transfer agency expenses. For further details regarding eligibility requirements for the purchase of Class Y Shares, call the Trust at 1-800-743-8637.





PERFORMANCE INFORMATION

  From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Also, from time to time, the Funds may present their respective distribution rates for a class of Shares in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports.


  Standardized yield and total return quotations will be computed separately for Class A and Class Y Shares. Because of differences in the fees and/or expenses borne by Class A and Class Y Shares of the Funds, the net yield and total return on Class A Shares can be expected, at any given time, to be lower than the net yield and total return on Class Y Shares for the same period.


  Investors may also judge the performance of any class of Shares or Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by various services, which indices may be published by such services or by other services or publications, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to Shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION--Performance Comparisons" in the Statement of Additional Information.

  Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Any fees charged with respect to customer accounts for investing in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if Qualivest and BISYS voluntarily reduce all or a part of their respective fees, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

ACCOUNT SERVICES

  Shareholders of the Trust may obtain current price, yield and other performance information on the Funds or any of the Trust's funds 24 hours a day by calling 1-800-743-8637 from any touch-tone telephone.

MISCELLANEOUS


  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants. Inquiries regarding the Trust may be directed in writing to Qualivest Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-800-743-8637.


  No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

                                           DYNAMIC
                                           ALLOCATION
                                           SERIES


                                           CLASS A SHARES




QUALIVEST FUNDS                            Allocated Conservative Fund
3435 Stelzer Road
Columbus, Ohio 43219-3035
                                           Allocated Balanced Fund

INVESTMENT ADVISER
Qualivest Capital Management, Inc.         Allocated Growth Fund
P.O. Box 2758
Portland, Oregon 97208
                                           Allocated Aggressive Fund

ADMINISTRATOR & DISTRIBUTOR                Prospectus Dated: December 1, 1996
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035


LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005                        Mutual Funds


AUDITORS                                   -  Are not insured by the FDIC
Deloitte & Touche LLP                      -  Are not deposits or other
1700 Courthouse Plaza Northeast               obligations of, or guaranteed
Dayton, Ohio 45402                            by, any bank
                                           -  Are subject to investment risks,
                                              including the possible loss of the
For more information about these              principal amount invested
Funds or your account, contact your        -  May involve sales charges
investment representative                     and other fees.
or call 1-800-743-8637

                        THE QUALIVEST MONEY MARKET FUNDS:
                    BROUGHT TO YOU BY U.S. BANCORP SECURITIES



                                   Competitive yields, optimum flexibility, and
      Qualivest Capital            quality local investment management - U.S.
                                   Bancorp Securities is proud to offer the
                                   Qualivest money market funds as part of its
     Management, Inc. and          full range of services for commercial and
                                   institutional investors.

 U.S. Bank are subsidiaries        The strength of these funds is based on the
                                   solid investment expertise of our affiliate,
           of U.S.                 Qualivest Capital Management, Inc., and the
                                   quality customer service that institutional
           Bancorp,                investors have come to count on from U.S.
                                   Bancorp Securities, which executes up to $3 billion in transactions each month as one of the Northwest's premier broker-dealers.
   the largest bank holding

                                COMPETITIVE YIELDS - IN A FLEXIBLE ACCOUNT
   company headquartered in
                                   The Qualivest money market funds were
                                   established to provide institutional
  the Northwest. With assets       investors with quality and commitment:

                                   - Nationally recognized, locally delivered
  of more than $30 billion,          investment management expertise.
                                   - 12:00 noon cutoff time for investments;
                                     12:00 noon for redemptions.
  U.S. Bancorp has provided        - Investment transactions can be linked to
                                     U.S. Bank accounts - for immediate credits or debits.
    individuals and local

                                QUALIVEST CAPITAL MANAGEMENT, INC.
  institutions with quality     THE PEOPLE BEHIND THE PERFORMANCE

                                   Your investment in the Qualivest money
          investment               market funds benefits from the expertise of
                                   the professionals at Qualivest Capital
                                   Management, Inc., a Northwest-based
   management for more than        investment management firm that combines the
                                   advantages of institutional size and
                                   strength with the entrepreneurship of a
          100 years.               private investment counselor.



                                   Qualivest money market fund investors are in good company; Qualivest Capital Management, Inc. invests and manages over $10 billion for a client base that includes 401(k) plans, pension and profit-sharing plans, corporations and private individuals.

                                   QUALIVEST
                                     FUNDS

                                 CLASS Q SHARES

                   QUALIVEST U.S. TREASURY MONEY MARKET FUND
                          QUALIVEST MONEY MARKET FUND
                      QUALIVEST TAX-FREE MONEY MARKET FUND

             INVESTMENT ADVISER                            LEGAL COUNSEL
     Qualivest Capital Management, Inc.               Dechert Price & Rhoads
                P.O. Box 2758                           1500 K Street, N.W.
           Portland, Oregon 97208                   Washington, D.C. 20005-1208


         ADMINISTRATOR & DISTRIBUTOR                          AUDITORS
             BISYS Fund Services                        Deloitte & Touche LLP
              3435 Stelzer Road                   1700 Courthouse Plaza Northeast
          Columbus, Ohio 43219-3035                      Dayton, Ohio 45402



                               TABLE OF CONTENTS


                                                                      Page
                                                                      ----
Prospectus Summary...............................................       3
Fund Expenses....................................................       4
Fee Table........................................................       5
Selected Financial Information...................................       7
Investment Objectives and Policies...............................       9
Investment Techniques and Risk Factors...........................      11
Valuation of Shares..............................................      17
Purchasing Shares................................................      18
Redeeming Shares.................................................      19
Management of the Funds..........................................      21
Distribution Plan................................................      24
Dividends and Taxes..............................................      25
General Information..............................................      27



                       PROSPECTUS DATED DECEMBER 1, 1996

                         ..............................

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                QUALIVEST FUNDS

3435 Stelzer Road
Columbus, Ohio 43219                                             1-800-743-8637


    Qualivest Funds (the "Trust") is an open-end management investment company which currently offers fifteen separate diversified investment portfolios ("funds"), each with different investment objectives and policies. These funds enable the Trust to meet a wide range of investment needs. This Prospectus relates only to the following funds (the "Funds"):


                     - Qualivest U.S. Treasury Money Market Fund;

                     - Qualivest Money Market Fund; and

                     - Qualivest Tax-Free Money Market Fund.

    Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), acts as the investment adviser to each of the Funds.


    Additional information about the Trust and each of its funds, contained in a Statement of Additional Information dated December 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.


                                                          Continued on next page

    The Shares of the Funds are not insured or guaranteed by the United States Government. Each of these Funds seeks to maintain a constant net asset value of $1.00 per Share, but there can be no assurance that net asset value will not vary.

    Shares of the Funds are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Funds involves investment risk, including the possible loss of principal.

    This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

                                 --------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
    HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
      UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REP-
               RESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 --------------


               The date of this Prospectus is December 1, 1996.

    The Trustees of the Trust have divided beneficial ownership of each Fund into transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares. This Prospectus describes the Class Q Shares of each Fund. Class Q Shares of the Funds are currently offered only to certain corporations, pension plans, foundations, charitable institutions, certain large investors, insurance companies, banks and other banking institutions, and non-bank fiduciaries. Each Fund also offers a class of Shares known as Class A Shares to the general public and a class of Shares known as Class Y Shares to certain qualified institutional investors. Interested persons who wish to obtain a copy of the Prospectus of one or more of the other funds of the Trust may contact the Trust at the telephone number shown above.

                               PROSPECTUS SUMMARY

Shares Offered...................  Class Q Shares of the Qualivest U.S. Treasury Money
                                     Market Fund (the "U.S. Treasury Fund"), the
                                     Qualivest Money Market Fund (the "Money Market
                                     Fund") and the Qualivest Tax-Free Money Market
                                     Fund (the "Tax-Free Money Market Fund") (collec-
                                     tively, the "Funds"), which are three separate
                                     diversified investment portfolios ("funds") of
                                     Qualivest Funds, a Massachusetts business trust
                                     (the "Trust") which is registered as an open-end
                                     management investment company.

Offering Price...................  The public offering price of each Fund is equal to the net asset value per Share, which the Trust will
                                     seek to maintain at $1.00.

Investment Objectives

    U.S. Treasury Fund and
      Money Market Fund..........  The U.S. Treasury Fund and the Money Market Fund
                                     seek current income consistent with liquidity and
                                     stability of principal.

    Tax-Free Money Market Fund...  The Tax-Free Money Market Fund seeks current income, free from federal income tax, consistent
                                     with liquidity and stability of principal.

Investment Policies


    U.S. Treasury Fund...........  Under normal market conditions, the U.S. Treasury
                                     Fund will invest at least 65% of its total assets
                                     in short-term U.S. Treasury bills, notes, and
                                     bonds and in other obligations backed by the full
                                     faith and credit of the U.S. Treasury.


    Money Market Fund............  Under normal market conditions, the Money Market
                                     Fund will invest in high quality (i.e., rated
                                     within the top two rating categories by a
                                     nationally recognized statistical rating
                                     organization ("NRSRO"), such as Standard & Poor's
                                     Corporation ("S&P"), Moody's Investors Service,
                                     Inc. ("Moody's") and Fitch Investors Service
                                     ("Fitch")) money market instruments and other
                                     comparable investments.

    Tax-Free Money Market Fund...  Under normal market conditions, the Tax-Free Money
                                     Market Fund will invest at least 80% of its net
                                     assets in short-term money market obligations the
                                     interest on which is both exempt from federal
                                     income tax and not



                                     treated as a preference item for individuals for
                                     purposes of the federal alternative minimum tax.

Risk Factors and Special
  Considerations.................  An investment in the Funds involves a certain amount of risk and may not be suitable for all
                                     investors. See "INVESTMENT TECHNIQUES AND RISK
                                     FACTORS."

Investment Adviser...............  Qualivest Capital Management, Inc. ("Qualivest"),
                                     Portland, Oregon, a subsidiary of the United
                                     States National Bank of Oregon ("U.S. Bank"),
                                     serves as investment adviser to each Fund and
                                     receives from each Fund a fee for providing these
                                     services. See "MANAGEMENT OF THE FUNDS -
                                     Investment Adviser."

Dividends and Capital Gains......  Dividends from net income, excluding short-term capital gains, are declared daily and paid monthly.
                                     Dividends from short-term capital gains, if any,
                                     are declared and paid as deemed appropriate.

Other Information................  U.S. Bank is the Funds' custodian. BISYS Fund
                                     Services ("BISYS" or "Distributor" or
                                     "Administrator") serves as the distributor and
                                     administrator of the Funds. BISYS Fund Services
                                     Ohio, Inc. ("Transfer Agent") serves as the
                                     transfer agent and dividend disbursing agent and
                                     provides certain accounting services for the
                                     Trust.

                                 FUND EXPENSES

    The following expense tables indicate costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of a Fund.

                                   FEE TABLE


                                                     QUALIVEST         QUALIVEST        QUALIVEST
                                                   U.S. TREASURY      MONEY MARKET    TAX-FREE MONEY
                                                 MONEY MARKET FUND        FUND         MARKET FUND
                                                 -----------------    ------------    --------------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price).....          None              None             None
    Maximum Sales Charge Imposed on Reinvested
      Dividends (as a percentage of offering
      price)..................................          None              None             None
    Deferred Sales Charge (as a percentage of
      redemption proceeds)....................          None              None             None
    Redemption Fees (as a percentage of
      redemption proceeds)....................          None              None             None
    Exchange Fees.............................          None              None             None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets
  annualized)
    Management Fees After Waiver1.............          0.00%             0.25%            0.00%
    12b-1 Fees2...............................          0.20%             0.00%            0.25%
    Other Expenses............................          0.31%             0.26%            0.47%
                                                       -----             -----            -----
    Total Fund Operating Expenses After
      Waiver3.................................          0.51%             0.51%            0.72%
                                                       -----             -----            -----
                                                       -----             -----            -----


------


1 Qualivest has agreed to temporarily waive a portion of its investment advisory fee for all of the Funds for the current fiscal year. Waived fees cannot be recovered at a future date. Absent the advisory fee waiver, "Management Fees" as a percentage of average daily net assets would be 0.35% for each of the Funds. See "MANAGEMENT OF THE FUNDS--Investment Adviser."
2 The Money Market Fund has determined that it will not pay 12b-1 fees under the Distribution Plan, and the U.S. Treasury Fund has determined that it will pay 0.20% in 12b-1 fees under the Distribution Plan, through the current fiscal year. Otherwise, "12b-1 Fees" as a percentage of average daily net assets are payable at an annual rate of up to 0.25% for each Fund. See "DISTRIBUTION PLAN."
3 Absent the waiver of the investment advisory fee, "Total Fund Operating
  Expenses" as a percentage of average daily net assets would be 0.86% for the U.S. Treasury Fund, 0.61% for the Money Market Fund and 1.07% for the Tax-Free Money Market Fund.

    The purpose of this table is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Funds will bear.

EXAMPLE*

    An investor would pay the following expenses on a $1,000 investment in Class Q Shares, assuming (1) 5% annual return, and (2) redemption at the end of each time period:


                                                     QUALIVEST         QUALIVEST        QUALIVEST
                                                   U.S. TREASURY      MONEY MARKET    TAX-FREE MONEY
                                                 MONEY MARKET FUND        FUND         MARKET FUND
                                                 -----------------    ------------    --------------
1 Year........................................          $ 5               $  5             $  7
3 Years.......................................          $16               $ 16             $ 23
5 Years.......................................          $29               $ 29             $ 40
10 Years......................................          $64               $ 64             $ 89


------
* This example should not be considered a representation of future expenses, which may be more than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                         SELECTED FINANCIAL INFORMATION


    The following tables of selected financial information are included to assist Shareholders in evaluating the performance of the Funds since their commencements of operations through July 31, 1996. The information set forth in these tables has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report on the Funds' financial statements is included in the Funds' Annual Report, which may be obtained without charge, and is incorporated by reference in the Funds' Statement of Additional Information. The Annual Report also includes Management's Discussion of Fund Performance. This information should be read in conjunction with the financial statements.




                                    QUALIVEST U.S. TREASURY MONEY MARKET FUND        QUALIVEST MONEY MARKET FUND
                                    -----------------------------------------        ---------------------------
                                      AUGUST 1, 1995 TO  JANUARY 11, 1995 TO   AUGUST 1, 1995 TO     JANUARY 10, 1995 TO
                                       JULY 31, 1996       JULY 31, 1995(A)      JULY 31, 1996         JULY 31, 1995(A)
                                      -----------------  -------------------   -----------------      -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................        $ 1.00                $ 1.00              $  1.00               $  1.00
                                            -------               -------             --------              --------
INVESTMENT ACTIVITIES
    Net investment income...........         0.048                 0.029                0.051                 0.031
DISTRIBUTIONS
    Net investment income...........        (0.048)               (0.029)              (0.051)               (0.031)
                                            -------               -------             --------              --------
NET ASSET VALUE, END OF PERIOD......        $ 1.00                $ 1.00              $  1.00                $ 1.00
                                            -------               -------             --------              --------
                                            -------               -------             --------              --------
TOTAL RETURN........................          4.95%                 2.90%(b)             5.20%                 3.13%(b)

RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period
      (000).........................       $33,227                $9,659             $114,358               $55,346
    Ratio of expenses to average net
      assets........................          0.51%                 0.61%(c)             0.51%                 0.54%(c)
    Ratio of net investment income
      to average net assets.........          4.81%                 5.25%(c)             5.04%                 5.57%(c)
    Ratio of expenses to average net
      assets*.......................          0.91%                 1.01%(c)             0.86%                 0.90%(c)
    Ratio of net investment income
      to average net assets*........          4.41%                 4.86%(c)             4.69%                 5.22%(c)



                                                 QUALIVEST TAX-FREE MONEY MARKET FUND
                                            ---------------------------------------------
                                              AUGUST 1, 1995 TO        JANUARY 9, 1995 TO
                                               JULY 31, 1996            JULY 31, 1995(A)
                                            -----------------------     -----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................               $ 1.00                   $ 1.00
                                                   -------                  -------
INVESTMENT ACTIVITIES
    Net investment income...........                0.029                    0.017
DISTRIBUTIONS
    Net investment income...........               (0.029)                  (0.017)
                                                   -------                  -------
NET ASSET VALUE, END OF PERIOD......               $ 1.00                   $ 1.00
                                                   -------                  -------
                                                   -------                  -------
TOTAL RETURN........................                 2.96%                    1.73%(b)

RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period
      (000).........................               $3,172                   $1,250
    Ratio of expenses to average net
      assets........................                 0.72%                    0.85%(c)
    Ratio of net investment income
      to average net assets.........                 2.88%                    3.19%(c)
    Ratio of expenses to average net
      assets*.......................                 1.08%                    1.21%(c)
    Ratio of net investment income
      to average net assets*........                 2.52%                    2.83%(c)

------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

GENERAL


  The U.S. Treasury Fund. The investment objective of the U.S. Treasury Fund is to seek current income consistent with liquidity and stability of principal. It invests primarily in short-term U.S. Treasury bills, notes, and bonds and in other money market instruments backed by the full faith and credit of the U.S. Treasury.


  The Money Market Fund. The investment objective of the Money Market Fund is to seek current income consistent with liquidity and stability of principal. It invests in high quality short-term money market instruments.

  The Tax-Free Money Market Fund. The investment objective of the Tax-Free Money Market Fund is to seek current income, free from federal income tax, consistent with liquidity and stability of principal. Under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Tax-Free Money Market Fund will be invested in high quality money market instruments the interest on which is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

                                *    *    *    *

  The investment objective of each Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund. Other policies of a Fund may be changed without a vote of the holders of a majority of outstanding Shares of that Fund unless (i) the policy is expressly deemed to be a fundamental policy, or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of any Fund will be achieved.

INVESTMENT POLICIES

  Although each Fund has the same investment adviser and a similar investment objective, its particular portfolio securities and yield may differ due to differences in the types of permitted investments, cash flow, and the availability of particular portfolio investments.

U.S. TREASURY FUND


  Under normal market conditions, the U.S. Treasury Fund invests at least 65% of its total assets in short-term U.S. Treasury bills, notes, and bonds and in other obligations backed by the full faith and credit of the U.S. Treasury.
The U.S. Treasury Fund may invest up to 35% of its total assets in other types of high quality rated money market instruments and money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.


  This Fund expects that a majority of its income will be exempt from state taxes as a result of its investing in U.S. Government securities whose interest payments are state tax-exempt. Most states allow for a pass-through of this tax exemption, so that the Fund's dividend distributions may also be state tax-exempt with respect to the income earned by the Fund on U.S. Government securities.

MONEY MARKET FUND

  The Money Market Fund invests in high quality rated money market instruments and other money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.

TAX-FREE MONEY MARKET FUND

  The Tax-Free Money Market Fund invests primarily in high quality money market obligations issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax, and similar tax-exempt money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees ("Municipal Securities"). As a matter of fundamental policy, under normal market conditions, at least 80% of the Tax-Free Money Market Fund's net assets will be invested in short-term Municipal Securities.

  The Tax-Free Money Market Fund may invest up to 20% of its net assets in taxable obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax. At times, Qualivest may determine that, because of unstable conditions in the markets for Municipal Securities, pursuing the Tax-Free Money Market Fund's basic investment strategies is inconsistent with the best interests of the Shareholders of the Tax-Free Money Market Fund. At such times, Qualivest may use temporary defensive strategies differing from those designed to achieve the Tax-Free Money Market Fund's investment objective by increasing the Tax-Free Money Market Fund's holdings in taxable obligations to over 20% (and up to 100%) of the Tax-Free Money Market Fund's net assets and by holding uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Money Market Fund's quality standards (as described below) for tax-exempt commercial paper.

                                *    *    *    *

  Each Fund invests exclusively in U.S. dollar denominated instruments which Qualivest, acting pursuant to guidelines adopted by the Board of Trustees, determines present minimal credit risks and which at the time of acquisition are rated by one or more appropriate NRSROs (e.g., S&P, Moody's and Fitch) within one of the two highest rating categories for short-term debt obligations or, if unrated, are of comparable quality. In addition, each Fund except for the Tax-Free Money Market Fund diversifies its investments so that, with minor exceptions and except for U.S. Government securities, not more than 5% of its total assets is invested in the securities of any one issuer, not more than 5% of its total assets is invested in securities of all issuers rated by the NRSRO at the time of investment in the second highest rating category for short-term debt obligations or in unrated securities deemed to be of comparable quality to securities rated in the second highest rating categories for short-term debt obligations ("Second Tier Securities") and not more than the greater of 1% of total assets or one million dollars is invested in the securities of any one issuer of Second Tier Securities. In addition, no Fund will invest more than 10% of its net assets in securities that are deemed to be illiquid at the time of purchase. All securities or instruments in which a Fund invests have remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations in a Fund will not exceed 90 days.

  Subject to the foregoing general limitations, the Funds expect to invest in the types of securities discussed below under "INVESTMENT TECHNIQUES AND RISK FACTORS." These securities include short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, short-term asset-backed and mortgage-related securities, bankers' acceptances, certificates of deposit and time deposits (including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), and Yankee Certificates of Deposit ("Yankee CDs")), commercial paper (including variable amount master demand notes), securities issued by other money market investment companies, Guaranteed Investment Contracts, debt obligations with remaining maturities of 397 calendar days or less, taxable obligations issued by municipalities, repurchase agreements, reverse repurchase agreements and dollar roll agreements.


                     INVESTMENT TECHNIQUES AND RISK FACTORS

  Like any investment program, an investment in a Fund entails certain risks.

U.S. GOVERNMENT OBLIGATIONS

  The types of U.S. Government obligations in which each Fund may invest include U.S. Treasury notes, bills, bonds and any other securities directly issued by the U.S. Government that are available for public investment, which differ only in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations, such as Treasury Receipts issued by the U.S. Treasury and representing either future interest or principal payments, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

  Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when Qualivest believes that the credit risk with respect thereto is minimal. The U.S. Government does not guarantee the market value of any security; therefore, the market value of the U.S. Government obligations in a Fund's portfolio can be expected to fluctuate as interest rates change.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

  Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each of the Funds may invest in mortgage-related money market securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not be possible to predict accurately a security's return to a Fund.


  Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, each Fund may invest in other asset-backed securities that may be developed in the future.


  Certain issuers of asset-backed securities are investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Funds intend to conduct their operations so that they will not invest more than 25% of their total assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers without obtaining appropriate regulatory relief.


BANKERS' ACCEPTANCES

  The Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

CERTIFICATES OF DEPOSIT AND TIME DEPOSITS

  The Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


  The Funds may also invest in ECDs, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the U.S.; ETDs, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; CTDs, which are essentially the same as ETDs, except they are issued by Canadian offices of major Canadian banks; and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S.


  None of the Funds will invest in excess of 10% of its net assets in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal. Such time deposits include ETDs and CTDs but do not include certificates of deposit.

COMMERCIAL PAPER


  Within the limitations described above, each Fund may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch) or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality to instruments that are so rated. Instruments may be purchased in reliance upon a rating only when the rating organization is not affiliated with the issuer or guarantor of the instrument. For a description of the rating symbols of the NRSROs, see the Appendix to the Statement of Additional Information. The Money Market Fund may also invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.


  Each of the Funds may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

  Each of the Funds may invest up to 25% of its total assets in shares of money market mutual funds for cash management purposes. The U.S. Treasury Fund expects to make such purchases only in money market funds that restrict their investments to U.S. Government securities. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

RESTRICTED SECURITIES

  Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other insti-tutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees, Qualivest may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

FOREIGN INVESTMENTS

  Investments in ECDs, ETDs, CTDs, Yankee CDs, CCP, and Europaper may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Funds will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when Qualivest believes that the risks associated with such instruments are minimal.

PRIVATE ACTIVITY BONDS


  The Tax-Free Money Market Fund may invest in private activity bonds. It should be noted that the Tax Reform Act of 1986 substantially revised provisions of prior federal law affecting the issuance and use of proceeds of certain tax-exempt obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is tax-exempt (and such bonds will be considered Municipal Securities for purposes of this Prospectus) only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. If the Tax-Free Money Market Fund invests in private activity bonds which fall outside these categories, the interest from such bonds will not be exempt from federal income tax. The Tax Reform Act generally does not change the federal tax treatment of bonds issued to finance government operations. For further information relating to the types of private activity bonds which will be included in income subject to the alternative minimum tax, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.


MUNICIPAL SECURITIES

  The Tax-Free Money Market Fund will invest only in those Municipal Securities which are considered by Qualivest to present minimal credit risks and which at the time of purchase are rated high quality by an NRSRO (e.g., rated in the top two categories) or which are unrated at the time of purchase but are determined to be of comparable quality by Qualivest pursuant to guidelines approved by the Trust's Board of Trustees. Municipal Securities may be purchased in reliance upon a rating only where the rating organization is not affiliated with the issuer or guarantor of the Municipal Securities. If a security is subject to a demand feature, the security must receive both a short-term and a long-term high quality rating or must be determined to be of comparable quality by Qualivest; except that where the demand feature is considered to be "unconditional" under the 1940 Act, the security may be acquired solely in reliance on a short-term high quality rating or a determination of comparable quality by Qualivest of the unconditional demand feature. The applicable Municipal Securities ratings are described in the Appendix to the Statement of Additional Information.

  The two principal classifications of Municipal Securities which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

  Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  Municipal Securities in which the Fund may invest may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  Municipal Securities purchased by the Tax-Free Money Market Fund may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of 397 days but which will, in such event, be subject to a demand feature that will permit the Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or
(ii) at specified intervals not exceeding 397 days and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities, exceeds 10% of the Fund's net assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

  The Tax-Free Money Market Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

  The Fund may also purchase Municipal Securities on a "when-issued" basis. "When-issued" securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities, and no income accrues on the securities, until they are received. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund's commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and a commitment by the Fund to purchase "when-issued" securities will not exceed 60 days.

  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor Qualivest will review the proceedings relating to the issuance of

Municipal Securities or the basis for such opinions. Although the Tax-Free Money Market Fund presently does not intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by Qualivest. To the extent that the Tax-Free Money Market Fund's assets are concentrated in Municipal Securities that are so related, the Tax-Free Money Market Fund will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Tax-Free Money Market Fund's assets were not so concentrated.

PUTS

  The Tax-Free Money Market Fund may acquire "puts" with respect to Municipal Securities held in its portfolio. Under a put, the Tax-Free Money Market Fund would have the right to sell a specified Municipal Security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying Municipal Security. The Tax-Free Money Market Fund will acquire puts solely to either facilitate portfolio liquidity, shorten the maturity of the underlying Municipal Securities, or permit the investment of the Tax-Free Money Market Fund's assets at a more favorable rate of return. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

REPURCHASE AGREEMENTS

  Securities held by the Money Market and Tax-Free Money Market Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


  Each of the Funds may also borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price

(including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

                              VALUATION OF SHARES


  The net asset value of each Fund is determined and its Shares are priced as of 12:00 noon Pacific Time and as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 1:00 p.m. Pacific Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE or the Federal Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.


  Net asset value per Share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund allocable to such class, less the liabilities charged to that Fund allocable to such class and any liabilities charged directly to that class, by the number of such Fund's outstanding Shares of that class.

  The assets in each Fund are valued based upon the amortized cost method. Pursuant to the rules and regulations of the Securities and Exchange Commission regarding the use of the amortized cost method, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although the Trust seeks to maintain each Fund's net asset value per Share at $1.00, there can be no assurance that net asset value per Share will not vary.

                               PURCHASING SHARES

  Class Q Shares may be purchased through a broker-dealer who has established a dealer agreement with the Distributor. Class Q Shares of each Fund are continuously offered and also may be purchased directly either by mail, by telephone, or by wire.

  An Account Application Form can be obtained by calling the Trust at 1-800-743-8637.

OTHER INFORMATION REGARDING PURCHASES

  Class Q Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by U.S. Bank or one of its affiliates. Class Q Shares of the Funds sold to U.S. Bank or an affiliate acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by U.S. Bank or the affiliate. With respect to Class Q Shares so sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of such Class Q Shares of the Funds will be recorded by U.S. Bank or one of its affiliates and reflected in the account statements provided to Customers. U.S. Bank or one of its affiliates may exercise voting authority for those Class Q Shares for which it has been granted authority by the Customer.


  Purchases of Class Q Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt by the Trust of an order to purchase Class Q Shares in good form ("public offering price"). In the case of orders for the purchase of Class Q Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the Distributor receives the order prior to the next Valuation Time for that day and transmits it to the Trust by that Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Purchases of Class Q Shares of any of the Funds will be effected only on a Business Day of the Funds. An order received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the final Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of that Fund. Shares of the Funds purchased before 12:00 noon Pacific Time begin earning dividends on the same Business Day. Shares of the Funds purchased after 12:00 noon Pacific Time begin earning dividends on the next Business Day. All Shares of the Funds continue to earn dividends through the day before their redemption.


  Depending upon the terms of a particular Customer account, U.S. Bank or one of its affiliates may charge a Customer account fees for services provided in connection with investment in a Fund. Information concerning these services and any charges may be obtained from U.S. Bank or the affiliate. This Prospectus should be read in conjunction with any such information so received.

  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made through the use of third party checks and drafts drawn on foreign financial institutions.

  Every Shareholder will receive a confirmation of, or account statement reflecting, each new transaction in the Shareholder's account, which will also show the total number of Class Q Shares of the respective Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Class Q Shares of the Funds will not be issued.

EXCHANGE PRIVILEGE

  Shareholders may exchange Class Q Shares of one of the Funds for Class Q Shares offered by another Fund so long as the exchange is made in states where it is legally authorized. The exchange will be made on the basis of the relative net asset values of the Class Q Shares exchanged. Class Q Shares may not be exchanged for Class A or Class Y Shares of the Funds, or with the Shares of any other fund of the Trust. The foregoing exchange privilege may be exercised only once during a calendar year and upon written request by the Shareholder and may be terminated or modified by the Trust at any time, or from time to time.


  An exchange is considered to be a sale of Class Q Shares for federal income tax purposes; however, dispositions of Shares of the Funds will not give rise to a gain or loss if the Funds maintain a net asset value per Share of one dollar.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 1-800-743-8637, by contacting their broker-dealer, or by providing written instructions to the Distributor. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEEMING SHARES--By Telephone" below.

                                REDEEMING SHARES

  Shareholders may redeem their Class Q Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt of a redemption request by the Distributor. Redemptions may be requested by mail or by telephone.

BY MAIL

  A written request for redemption must be received by the Distributor in order to honor the request. The Distributor's address is: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.

  For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations, as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

BY TELEPHONE

  Class Q Shares may be redeemed by telephone if the Account Application Form reflects that the Shareholder has elected that privilege. If the telephone feature was not originally selected, the Shareholder must provide written instructions to the Trust to add it. The Shareholder may have the proceeds mailed to the Shareholder's address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day. Wire redemption requests may be made by the

Shareholder by telephone to the Trust at 1-800-743-8637. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.

  The Trust's Account Application Form provides that none of BISYS, the Transfer Agent, Qualivest, the Trust or any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, Shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address above.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per Share next determined after the Class Q Shares are properly tendered for redemption, as described above. Payment to Shareholders for Class Q Shares redeemed will be made within seven days after receipt of the request for redemption, or within such shorter period as required by law. To the greatest extent possible, requests from Shareholders of Class Q Shares for next Business Day payments upon redemption of Shares will be honored if received in good form by the Distributor before 12:00 noon Pacific Time on a Business Day or, if received after the 12:00 noon Pacific Time, within two Business Days, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Trust may be requested to redeem Class Q Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such Class Q Shares, which delay may be for 15 days or more. Such delay may be avoided if Class Q Shares are purchased by wire transfer of federal funds. The Trust intends to pay cash for all Class Q Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Matters Affecting Redemption" and "NET ASSET VALUE" in the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem Shares involuntarily.

                            MANAGEMENT OF THE FUNDS

TRUSTEES


  Overall responsibility for management of the Funds rests with the Trustees of the Trust, who are elected by the Shareholders of the Trust. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust are: George R. Landreth, David F. Jones, John W. Judy, Raymond H. Lung and David B. Frohnmayer.

INVESTMENT ADVISER

  Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon 97208, is the investment adviser of the Trust. Qualivest, a registered investment adviser, is a wholly owned subsidiary of U.S. Bank, which is a wholly owned subsidiary of U.S. Bancorp. U.S. Bancorp is a super-regional financial services holding company organized under the laws of Oregon in 1968. U.S. Bank, headquartered in Portland, is a national banking association, chartered in 1891. It offers a wide variety of full-service and commercial banking operations in over 200 locations in Oregon. Other services of U.S. Bancorp and its subsidiaries include mortgage banking, lease financing, consumer financing, commercial finance, international banking, investment advisory, insurance agency and credit life insurance services, brokerage and venture capital. As of October 31, 1996, Qualivest had under management nearly $10 billion in assets. It also is investment adviser to Tax-Free Trust of Oregon, a tax-free municipal bond fund, whose assets were approximately $304 million at that date.


  Subject to the general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of each Fund, Qualivest manages the Funds, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities, and maintains each Fund's records relating to such purchases and sales.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each of the Funds, computed daily and paid monthly, at the annual rate of 0.35% of each Fund's average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for each Fund, as well as the other funds in the Trust, and also acts as the Trust's principal underwriter and distributor.

  The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, BISYS receives a fee from each Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.13% of such Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of that Fund to be higher than it would otherwise be in the absence of such a reduction.

  The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. Under its Distribution Agreement with the Trust, the Distributor may receive compensation under the Class Q Distribution and Shareholder Service Plan in connection with the sale by it of Class Q Shares.

OTHER SERVICE PROVIDERS

  BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the

Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement with the Trust and receives a fee for such services. BISYS Fund Services Ohio, Inc. also provides certain accounting services for each of the Funds and receives a fee for such services. Deloitte & Touche LLP serves as independent auditors for the Trust. United States National Bank of Oregon is the Funds' custodian. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.


  While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

EXPENSES


  Qualivest and the Administrator each bear all expenses in connection with the performance of its services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. The ratios of operating expenses to average daily net assets of the Class Q Shares for the period ended July 31, 1996 were as follows: U.S. Treasury Fund--0.51%; Money Market Fund--0.51%; and Tax-Free Money Market Fund--0.72%.


  As a general matter, expenses are allocated to the Class A Shares, Class Q Shares and Class Y Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class Q Shares, other than in accordance with the relative net asset value of the class, are expenses under the Trust's Class Q Distribution and Shareholder Service Plan, which relates only to the Class Q Shares.

  The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the Shareholders of a particular class, including Class Q Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as Shareholder reports, prospectuses and proxies to current Shareholders; Blue Sky registration fees incurred by a class of Shares; Securities and Exchange Commission fees incurred by a class of Shares; expenses related to administrative personnel and services as required to support the Shareholders of a specific class; litigation or other legal expenses relating solely to one class of Shares; and Trustees' fees incurred as a result of issues relating solely to one class of Shares.

PORTFOLIO TRANSACTIONS

  Pursuant to the Investment Advisory Agreement, Qualivest places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion. Broker-dealers selected to execute portfolio transactions for the Funds may include affiliates of the Trust, Qualivest or BISYS, provided the charge for any such transaction does not exceed usual and customary levels.

BANKING LAWS

  Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Funds.

  Qualivest is a subsidiary of U.S. Bank, and it and U.S. Bank are affiliates of a bank holding company. They are therefore subject to applicable federal banking laws and regulations. Qualivest has been advised by its counsel that it may perform the advisory services for the Funds required by the Investment Advisory Agreement and, provided that they do not engage in underwriting, selling or distribution of the Funds' Shares, Qualivest's national bank affiliates may perform shareholder servicing activities and may receive compensation without violating federal banking laws and regulations.

  In the event that, due to future events, Qualivest is prohibited from acting as the Funds' investment adviser, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

                               DISTRIBUTION PLAN

  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution and Shareholder Service Plan (the "Plan") with respect to the Class Q Shares of each Fund. Pursuant to the Plan, each Fund is authorized to pay or reimburse BISYS, as Distributor of the Class Q Shares of the Fund, for certain expenses that are incurred in connection with Shareholder and distribution services. Payments under the Plan will be calculated daily and paid monthly at an annual rate not to exceed 0.25% of the average daily net assets of Class Q Shares. As authorized by the Plan, BISYS has entered into a Rule 12b-1 Agreement with U.S. Bancorp Securities, Inc. ("USBS"), an affiliate of Qualivest, pursuant to which USBS has agreed to provide certain Shareholder and distribution services in connection with Class Q Shares of the Funds purchased and held by USBS for the accounts of its customers and Class Q Shares of the Funds purchased and held by customers of USBS directly. BISYS will be compensated by the Funds in an amount equal to its payments to USBS under the Rule 12b-1 Agreement. Such fee may exceed the actual costs incurred by USBS in providing such services.

  Payments under the Plan may be used by BISYS to pay banks and their affiliates (including U.S. Bank and its affiliates), and other institutions, including broker-dealers (each a "Participating Organization"), for administration, distribution, and/or Shareholder service assistance pursuant to an agreement between BISYS and the Participating Organization. Pursuant to the Plan, the Distributor may enter into Rule 12b-1 Agreements with Participating Organizations for providing Shareholder and distribution services to their customers who are the record or beneficial owners of Class Q Shares. Such Participating Organizations will be compensated at an annual rate of up to 0.25% of the average daily net assets of the Class Q Shares held of record or beneficially by such customers. Under the Plan, a Participating Organization may include BISYS, its subsidiaries, and its affiliates.

  Payments to the Distributor pursuant to the Plan will be used (i) to compensate Participating Organizations for providing distribution assistance relating to Class Q Shares, (ii) for promotional activities intended to result in the sale of Class Q Shares, such as to pay for the preparation, printing and distribution of prospectuses to other than current Shareholders, and (iii) to compensate Participating Organizations for providing Shareholder services with respect to their Customers who are, from time to time, beneficial and record holders of Class Q Shares.

  Fees paid pursuant to the Plan are accrued daily and paid monthly, and are charged as expenses of Class Q Shares of a Fund as accrued.

GENERAL INFORMATION

  The Plan may be terminated by a vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"), or by a vote of a majority of the holders of Class Q Shares. Any change in the Plan that would increase materially the distribution expenses paid by a Fund requires Shareholder approval; otherwise, the Plan may be amended by the Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting upon the amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

                              DIVIDENDS AND TAXES


  The net income, excluding short-term capital gains, of each Fund is declared daily as a dividend to Shareholders. Share prices on the day following declaration of a dividend will reflect deduction of the dividend. Dividends consisting of short-term capital gains are declared from time to time as may be appropriate. Dividends are paid monthly. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the date of declaration, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.


  If a shareholder elects to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the appropriate Fund. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund.


FEDERAL TAXES

  Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it generally will not be subject to federal income tax on its taxable income and gains that are distributed to Shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each calendar year substantially all of its taxable income and gains.

  Distributions from a Fund's investment company taxable income (which includes, among other items, dividends, taxable interest and the excess, if any, of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares and are not eligible for the dividends-received deduction.

  The Tax-Free Money Market Fund intends to invest a sufficient portion of its assets in state and municipal obligations so that it will qualify to pay "exempt-interest dividends" to Shareholders. Such exempt-interest dividends are excludable from a Shareholder's gross income for federal income tax purposes. However, to the extent that the Tax-Free Money Market Fund's interest income is attributable to certain so-called "private activity bonds," dividends allocable to such income, while exempt from the regular federal income tax, will constitute an item of tax preference for purposes of the alternative minimum tax. In addition, in computing the alternative minimum tax liability of a corporation, the entire amount of exempt-interest dividends will be part of an adjustment in computing alternative minimum taxable income and will have to be taken into account for purposes of the environmental tax under Code section 59A. Exempt-interest dividends are includable in the tax base for determining the extent to which social security or railroad retirement benefits will be subject to federal income tax. The Tax-Free Money Market Fund may derive taxable investment income and realize capital gains or losses from portfolio transactions, including the sale of securities; distributions to Shareholders derived from such income and gains will be taxable to the Shareholders. Deductions for interest expense incurred (or deemed to be incurred) to acquire or carry Shares of the Tax-Free Money Market Fund may be subject to limitations that reduce or eliminate such deductions.

  Certain dividends declared by a Fund in October, November or December and paid during the following January will be treated as having been received by Shareholders on December 31 in the year the distributions were declared. Reinvested distributions will be taxable as if they had been received in cash.

  Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions paid to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the Shareholder's federal income tax liability.

  Shareholders of the Funds should be aware that under the laws of some state and local taxing authorities, distributions from a Fund that are attributable to interest earned on certain U.S. Government securities may not be subject to state or local taxes. Shareholders of the Tax-Free Money Market Fund should be aware that under the laws of some state and local taxing authorities, distributions from the Fund that are attributable to interest on state and municipal securities issued within the Shareholder's own state may not be subject to state or local taxes.

  Shareholders will be furnished annually with information relating to the nature and amounts of distributions made by a Fund.


  The preceding discussion is only a summary of some of the federal tax considerations generally affecting the Funds and their Shareholders and does not address every possible situation. Distributions (including exempt-interest dividends) may be subject to state, local and foreign taxes, and non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds may suffer adverse tax consequences from investing in the Tax-Free Money Market Fund. Prospective Shareholders should consult their tax advisers with respect to the effect of investing in a Fund. For additional information relating to taxes, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.

                              GENERAL INFORMATION

ORGANIZATION OF THE TRUST


  The Trust was organized as a Massachusetts business trust in 1994 and currently offers fifteen funds. The Shares of all of the funds of the Trust, other than the U.S. Treasury, Money Market and Tax-Free Money Market Funds, are offered in up to three separate classes: Class A Shares, Class C Shares and Class Y Shares. Shares of each of the U.S. Treasury, Money Market and Tax-Free Money Market Funds are also offered in three separate classes: Class A Shares, Class Q Shares and Class Y Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested, and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by fund except as otherwise expressly required by law.


  An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

  The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

MULTIPLE CLASSES OF SHARES

  In addition to Class Q Shares, the Trust also offers Class A and Class Y Shares of each of the Funds. Class A Shares are offered to the general public, while Class Y Shares are sold through procedures established by the Distributor only to certain institutional investors and to bank trust departments purchasing Shares on behalf of fiduciary, advisory, agency, custody or other similar accounts maintained by, or on behalf of, their customers. Class A Shares are not sold subject to a sales change and bear expenses of up to 0.40% of the average daily net assets of the Class A Shares under a Plan pertaining to Class A Shares. Class Y Shares are not sold subject to a sales load and do not bear expenses under the Plans pertaining to Class A and Class Q Shares. In addition, Class A Shares may bear additional retail transfer agency expenses not applicable to Class Q and Class Y Shares. A salesperson or other person entitled to receive compensation for selling or servicing the Shares may receive different compensation with respect to one particular class of Shares over another in the same Fund. For further details regarding eligibility requirements for the purchase of Class A and Class Y Shares, call the Trust at 1-800-743-8637.

  The amount of dividends payable with respect to Class Y Shares will exceed dividends on Class Q Shares as a result of the Plan fee applicable to Class Q Shares. The amount of dividends payable with respect to Class Y Shares and Class Q Shares will exceed dividends on Class A Shares as a result of the Plan fee applicable to Class A Shares and because Class A Shares may bear additional retail transfer agency expenses.

PERFORMANCE INFORMATION

  From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports. In addition, tax equivalent yield may be presented in advertisements, sales literature and Shareholder reports of the Tax-Free Money Market Fund. Such performance figures are based on historical earnings and are not intended to indicate future performance.

  Standardized yield and total return quotations will be computed separately for Class A, Class Q and Class Y Shares. Because of differences in the fees and/or expenses borne by Class A, Class Q and Class Y Shares of the Funds, the net yield and total return on Class A Shares can be expected, at any given time, to be lower than the net yield and total return on Class Q and Class Y Shares for the same period, and the net yield and total return on Class Q Shares of the Funds can be expected to be lower than the net yield and total return on Class Y Shares for the same period.

  Investors may also judge the performance of any class of Shares or Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by various services, which indices may be published by such services or by other services or publications, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to Shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION--Performance Comparisons" in the Statement of Additional Information.

  Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Any fees charged with respect to customer accounts for investing in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if Qualivest and BISYS voluntarily reduce all or part of their respective fees, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

ACCOUNT SERVICES

  Shareholders of the Trust may obtain current price, yield and other performance information on any of the Funds or any of the Trust's funds 24 hours a day by calling 1-800-743-8637 from any touch-tone telephone.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants. Inquiries regarding the Trust may be directed in writing to Qualivest Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-800-743-8637.

  No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                           QUALIVEST MONEY
                                           MARKET FUNDS

                                           CLASS Q SHARES

Qualivest Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035                  MONEY MARKET FUND

Investment Adviser
Qualivest Capital Management, Inc.         TAX-FREE MONEY MARKET FUND
P.O. Box 2758
Portland, Oregon 97208

                                           U.S. TREASURY MONEY MARKET FUND
Administrator & Distributor                Prospectus Dated: December 1, 1996.
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035


Legal Counsel
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208


Auditors
Deloitte & Touche LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402


                                           MUTUAL FUNDS
For more information, about these               -    Are not insured by the FDIC
funds or your account, contact your             -    Are not deposits or other
investment representative or call                    obligations of, or
1-800-743-8637.                                      guaranteed by, any bank.
                                                -    Are subject to investment
                                                     risks, including the
                                                     possible loss of the
                                                     principal amount invested
                                                -    May involve sales charges
                                                     and other fees

THE QUALIVEST FUNDS:

BROUGHT TO YOU BY U.S. BANK'S TRUST AND INVESTMENT MANAGEMENT DIVISION

Competitive yields, local investment management--U.S. Bank's
Trust and Investment Management Division is proud to offer the Qualivest Funds as a part of its full range of trust services.

The strength of these mutual funds is based on the exceptional local management provided by our affiliate, Qualivest Capital Management, Inc., and the strength of trust services that individuals and corporations have come to count on is provided by U.S. Bank's Trust and Investment Management Division, a Northwest leader in comprehensive estate planning, investment management and custodial services for more than 75 years.

Any and all of the Division's trust services include the expertise of specialized teams, which bring a unique concentration of insight and attention to our corporate clients, foundations and other organizations, as well as high net worth individuals.

QUALIVEST CAPITAL MANAGEMENT, INC.:

THE PEOPLE BEHIND THE PERFORMANCE

The Qualivest Funds are designed to provide individual and institutional investors with the best of both worlds: nationally recognized expertise delivered with a local management perspective.

Your investment in the Qualivest Funds benefits from the experience of the professionals at Qualivest Capital Management, Inc., a Northwest-based investment management firm that combines the advantages of institutional size and strength with the entrepreneurship of a private investment counselor.


Qualivest Fund investors are in good company; Qualivest Capital
Management, Inc. invests and manages over $10 billion for a client base that includes 401(k) plans, pension and profit-sharing plans, corporations, foundations and private individuals.

                                   QUALIVEST
                                     FUNDS

                                 CLASS Y SHARES

                   QUALIVEST U.S. TREASURY MONEY MARKET FUND
                          QUALIVEST MONEY MARKET FUND
                      QUALIVEST TAX-FREE MONEY MARKET FUND
                     QUALIVEST TAX-FREE NATIONAL BOND FUND
                        QUALIVEST INTERMEDIATE BOND FUND
                        QUALIVEST DIVERSIFIED BOND FUND
                         QUALIVEST OPTIMIZED STOCK FUND
                       QUALIVEST INCOME EQUITY VALUE FUND
                      QUALIVEST LARGE COMPANIES VALUE FUND
                   QUALIVEST INTERNATIONAL OPPORTUNITIES FUND
                      QUALIVEST SMALL COMPANIES VALUE FUND

             INVESTMENT ADVISER                                LEGAL COUNSEL
     Qualivest Capital Management, Inc.                   Dechert Price & Rhoads
                P.O. Box 2758                               1500 K Street, N.W.
           Portland, Oregon 97208                       Washington, D.C. 20005-1208


         ADMINISTRATOR & DISTRIBUTOR                             AUDITORS
             BISYS Fund Services                           Deloitte & Touche LLP
              3435 Stelzer Road                      1700 Courthouse Plaza Northeast
          Columbus, Ohio 43219-3035                       Dayton, Ohio 45402




                               TABLE OF CONTENTS


                                                                      Page
                                                                      ----
Prospectus Summary...............................................       3
Fund Expenses....................................................       7
Fee Tables.......................................................       8
Selected Financial Information...................................      11
Investment Objectives and Policies...............................      16
Investment Techniques and Risk Factors...........................      26
Valuation of Shares..............................................      37
Purchasing Shares................................................      38
Redeeming Shares.................................................      39
Management of the Funds..........................................      41
Dividends and Taxes..............................................      46
General Information..............................................      48



                       PROSPECTUS DATED DECEMBER 1, 1996


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                QUALIVEST FUNDS

3435 Stelzer Road
Columbus, Ohio
43219                                                        1-800-743-8637


    Qualivest Funds (the "Trust") is an open-end management investment company which currently offers fifteen separate diversified investment portfolios ("funds"), each with different investment objectives and policies. These funds enable the Trust to meet a wide range of investment needs. This Prospectus relates only to the following funds (the "Funds"):



    - Qualivest U.S. Treasury Money Market Fund;
    - Qualivest Money Market Fund;
    - Qualivest Tax-Free Money Market Fund;
    - Qualivest Tax-Free National Bond Fund;*
    - Qualivest Intermediate Bond Fund;
    - Qualivest Diversified Bond Fund;
    - Qualivest Optimized Stock Fund;
    - Qualivest Income Equity Value Fund;*
    - Qualivest Large Companies Value Fund;
    - Qualivest International Opportunities Fund; and
    - Qualivest Small Companies Value Fund.


* SHARES OF THE QUALIVEST TAX-FREE NATIONAL BOND FUND AND THE QUALIVEST INCOME EQUITY VALUE FUND ARE NOT CURRENTLY OFFERED FOR SALE.




    Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), acts as the investment adviser to each of the Funds.


    Additional information about the Trust and each of the Funds, contained in a Statement of Additional Information dated December 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.


                                                          Continued on next page

    The Shares of the Qualivest U.S. Treasury Money Market, Qualivest Money Market and Qualivest Tax-Free Money Market Funds are not insured or guaranteed by the United States Government. Each of these Funds seeks to maintain a constant net asset value of $1.00 per Share, but there can be no assurance that net asset value will not vary.

    Shares of the Funds are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Funds involves investment risk, including the possible loss of principal.

    This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

                                 --------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
    HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
      UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REP-
               RESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 --------------


               The date of this Prospectus is December 1, 1996.

    The Trustees of the Trust have divided beneficial ownership of each Fund into transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares. This Prospectus describes one class of Shares of each Fund--the Class Y Shares. Class Y Shares of the Funds are currently offered only through trust departments of banks and other institutional investors (including other mutual funds distributed by the BISYS Group, Inc. and its affiliated companies) with account balances of $1,000,000 or more that have entered into a separate agreement with the Funds' distributor for monies that are held in a fiduciary, advisory, agency, custodial, or similar capacity. Each of the Funds also offers Class A Shares to the general public; the Qualivest Large Companies Value Fund, Qualivest Small Companies Value Fund, Qualivest Income Equity Value Fund, Qualivest International Opportunities Fund, Qualivest Optimized Stock Fund, Qualivest Intermediate Bond Fund, Qualivest Diversified Bond Fund and Qualivest Tax-Free National Bond Fund offer Class C Shares to the public; and the Qualivest U.S. Treasury Money Market Fund, Qualivest Money Market Fund and Qualivest Tax-Free Money Market Fund offer a class of Shares known as Class Q Shares to corporate investors. These classes of Shares differ from each other, and from the Class Y Shares, principally with respect to sales charges and the rate of expenses to which they are subject. Interested persons who wish to obtain a copy of the Prospectus of the Class A, Class C or Class Q Shares of the Funds may contact the Trust at the telephone number shown above.

                               PROSPECTUS SUMMARY

Shares Offered........................  Class Y Shares of the Qualivest Large Companies
                                          Value Fund (the "Large Companies Fund"), the
                                          Qualivest Small Companies Value Fund (the "Small
                                          Companies Fund"), the Qualivest Income Equity
                                          Value Fund (the "Income Equity Fund"), the
                                          Qualivest International Opportunities Fund (the
                                          "International Fund") and the Qualivest Optimized
                                          Stock Fund (the "Optimized Fund") (collectively,
                                          the "Equity Funds"); the Qualivest Intermediate
                                          Bond Fund (the "Intermediate Bond Fund"), the
                                          Qualivest Diversified Bond Fund (the "Bond Fund")
                                          and the Qualivest Tax-Free National Bond Fund
                                          (the "Tax-Free Bond Fund") (collectively, the
                                          "Income Funds"); and the Qualivest U.S. Treasury
                                          Money Market Fund (the "U.S. Treasury Fund"), the
                                          Qualivest Money Market Fund (the "Money Market
                                          Fund") and the Qualivest Tax-Free Money Market
                                          Fund (the "Tax-Free Money Market Fund")
                                          (collectively, the "Money Funds" and, with the
                                          Equity and Income Funds, the "Funds"), which are
                                          eleven separate diversified investment portfolios
                                          ("funds") of Qualivest Funds, a Massachusetts
                                          business trust (the "Trust") which is registered
                                          as an open- end management investment company.

Offering Price and Sales Charges......  The public offering price of Class Y Shares of each
                                          Equity and Income Fund is equal to the net asset
                                          value per Share with no sales charge and no
                                          contingent deferred sales charge ("CDSC") imposed
                                          on redemptions. The public offering price of each
                                          Money Fund is equal to the net asset value per
                                          Share, which the Trust will seek to maintain at
                                          $1.00, with no sales charge or CDSC. Class Y
                                          Shares are offered only through trust departments
                                          of banks and other institutional investors for
                                          monies that are held in a fiduciary, agency,
                                          custodial, or similar capacity.

Investment Objectives

    Large Companies Fund..............  The Large Companies Fund seeks long-term capital appreciation.

    Small Companies Fund..............  The Small Companies Fund seeks capital appreciation.

    Income Equity Fund................  The Income Equity Fund seeks a level of total return consistent with investing in a portfolio
                                          that consists primarily of high quality
                                          dividend-paying common stocks and securities
                                          convertible into common stocks.

    International Fund................  The International Fund seeks capital appreciation.

    Optimized Fund....................  The Optimized Fund seeks capital appreciation and current income.

    Intermediate Bond Fund............  The Intermediate Bond Fund seeks current income consistent with preservation of capital.

    Bond Fund.........................  The Bond Fund seeks current income consistent with preservation of capital.

    Tax-Free Bond Fund................  The Tax-Free Bond Fund seeks current income, free from federal income tax, consistent with
                                          preservation of capital.

    U.S. Treasury Fund and Money
      Market Fund.....................  The U.S. Treasury Fund and the Money Market Fund
                                          seek current income consistent with liquidity and
                                          stability of principal.

    Tax-Free Money Market Fund........  The Tax-Free Money Market Fund seeks current income, free from federal income tax, consistent
                                          with liquidity and stability of principal.

Investment Policies

    Large Companies Fund..............  Under normal market conditions, the Large Compa-
                                          nies Fund will invest at least 65% of its total
                                          assets in common stocks and securities
                                          convertible into common stocks of companies with
                                          a market capitalization of at least $1 billion at
                                          the time of purchase; income and payment of
                                          dividends is a consideration in selecting
                                          investments.

    Small Companies Fund..............  Under normal market conditions, the Small Compa-
                                          nies Fund will invest at least 65% of its total
                                          assets in common stocks and securities
                                          convertible into common stocks of companies with
                                          a market capitalization of less than $1 billion
                                          at the time of purchase.

    Income Equity Fund................  Under normal market conditions, the Income Equity
                                          Fund will invest at least 65% of its total assets
                                          in common stocks and securities convertible into
                                          common stocks of companies believed by the
                                          investment adviser to be characterized by sound
                                          management, the ability to pay above average
                                          dividends and the potential for growth of capital
                                          and dividends.

    International Fund................  Under normal market conditions, the International
                                          Fund will invest at least 80% of its total assets
                                          in common stocks and securities convertible into
                                          common

                                          stocks of companies that are organized under the
                                          laws of at least three countries other than the
                                          U.S. and whose securities are listed on the
                                          Morgan Stanley Capital International EAFE
                                          (Europe, Australasia, Far East) Index (the "EAFE
                                          Index"), or in securities issued by large-sized
                                          U.S. companies with substantial business
                                          activities abroad.

    Optimized Fund....................  Under normal market conditions, the Optimized Fund will invest at least 80% of its total assets in
                                          common stocks of companies whose securities are
                                          listed on the Standard & Poor's 500 Composite
                                          Stock Price Index (the "S&P 500 Index"), which
                                          emphasizes stocks issued by large-sized
                                          companies.

    Intermediate Bond Fund............  Under normal market conditions, the Intermediate
                                          Bond Fund will invest at least 65% of its total
                                          assets in debt obligations with a maturity of at
                                          least one year from the date of issue ("bonds").
                                          Such debt obligations include corporate debt
                                          obligations, mortgage-related securities and
                                          obligations issued or guaranteed by the U.S.
                                          Government or its agencies or instrumentalities.

    Bond Fund.........................  Under normal market conditions, the Bond Fund will invest at least 65% of its total assets in bonds,
                                          such as obligations issued or guaranteed by the
                                          U.S. Government or its agencies or
                                          instrumentalities, corporate debt obligations and
                                          mortgage-related securities.

    Tax-Free Bond Fund................  Under normal market conditions, the Tax-Free Bond
                                          Fund will invest at least 65% of its total assets
                                          in bonds. Under normal market conditions and as a
                                          fundamental policy, at least 80% of the net
                                          assets of the Tax-Free Bond Fund will be invested
                                          in a diversified portfolio of obligations the
                                          interest on which is both exempt from federal
                                          income tax and not treated as a preference item
                                          for individuals for purposes of the federal
                                          alternative minimum tax.


    U.S. Treasury Fund................  Under normal market conditions, the U.S. Treasury
                                          Fund will invest at least 65% of its total assets
                                          in short-term U.S. Treasury bills, notes, and
                                          bonds and in other obligations backed by the full
                                          faith and credit of the U.S. Treasury.


    Money Market Fund.................  Under normal market conditions, the Money Market
                                          Fund will invest in high quality (i.e., rated
                                          within the

                                          top two rating categories by a nationally
                                          recognized statistical rating organization
                                          ("NRSRO")) money market instruments and other
                                          comparable investments.

    Tax-Free Money Market Fund........  Under normal market conditions, the Tax-Free Money
                                          Market Fund will invest at least 80% of its net
                                          assets in short-term money market obligations the
                                          interest on which is both exempt from federal
                                          income tax and not treated as a preference item
                                          for individuals for purposes of the federal
                                          alternative minimum tax.
Risk Factors and Special
  Considerations......................  An investment in the Funds involves a certain amount of risk and may not be suitable for all
                                          investors. See "INVESTMENT TECHNIQUES AND RISK
                                          FACTORS."
Investment Adviser....................  Qualivest Capital Management, Inc. ("Qualivest"),
                                          Portland, Oregon, a subsidiary of the United
                                          States National Bank of Oregon ("U.S. Bank"),
                                          serves as investment adviser to each Fund. See
                                          "MANAGEMENT OF THE FUNDS--Investment Adviser."
Dividends and Capital Gains...........  Dividends from net income are declared and paid quarterly for the Equity Funds and monthly for the
                                          Income Funds. Net realized capital gains are
                                          distributed at least annually. For the Money
                                          Funds, dividends from net income, excluding
                                          short-term capital gains, are declared daily and
                                          paid monthly, while dividends from short-term
                                          capital gains, if any, are declared and paid as
                                          deemed appropriate.
Other Information.....................  U.S. Bank and The Bank of New York (each a "Custo-
                                          dian") are the Trust's custodians. BISYS Fund
                                          Services ("BISYS" or "Distributor" or
                                          "Administrator") serves as the distributor and
                                          administrator of the Funds. BISYS Fund Services
                                          Ohio, Inc. ("Transfer Agent") serves as the
                                          transfer agent and dividend disbursing agent and
                                          provides certain accounting services for the
                                          Trust.

                                 FUND EXPENSES

    The following expense tables indicate costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of a Fund.

                                   FEE TABLES


                                               QUALIVEST          QUALIVEST           QUALIVEST
                                            LARGE COMPANIES    SMALL COMPANIES      INCOME EQUITY
                                              VALUE FUND         VALUE FUND          VALUE FUND
                                            ---------------    ---------------    -----------------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on
      Purchases (as a percentage of
      offering price)....................         None               None                None
    Maximum Sales Charge Imposed on
      Reinvested Dividends (as a
      percentage of offering price)......         None               None                None
    Deferred Sales Charge (as a
      percentage of redemption proceeds).         None               None                None
    Redemption Fees (as a percentage of
      redemption proceeds)...............         None               None                None
    Exchange Fees........................         None               None                None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets
  annualized)
    Management Fees After Waiver1........         0.60%              0.80%               0.60%
    12b-1 Fees...........................         None               None                None
    Other Expenses2......................         0.33%              0.28%               0.26%
                                                 -----              -----               -----
    Total Fund Operating Expenses After
      Waiver3............................         0.93%              1.08%               0.86%
                                                 -----              -----               -----
                                                 -----              -----               -----


                                                                  QUALIVEST                QUALIVEST
                                                                INTERNATIONAL              OPTIMIZED
                                                             OPPORTUNITIES FUND           STOCK FUND
                                                           -----------------------    -------------------
SHAREHOLDER TRANSACTION EXPENSES

    Maximum Sales Charge Imposed on Purchases
      (as a percentage of offering price)...............             None                     None
    Maximum Sales Charge Imposed on Reinvested Dividends
      (as a percentage of offering price)...............             None                     None
    Deferred Sales Charge (as a percentage of
      redemption proceeds)..............................             None                     None
    Redemption Fees (as a percentage of
      redemption proceeds)..............................             None                     None
    Exchange Fees.......................................             None                     None

                                                                  QUALIVEST                QUALIVEST
                                                                INTERNATIONAL              OPTIMIZED
                                                             OPPORTUNITIES FUND           STOCK FUND
                                                           -----------------------    -------------------
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)

    Management Fees After Waiver1.......................             0.30%                    0.30%
    12b-1 Fees..........................................             None                     None
    Other Expenses2.....................................             0.51%                    0.30%
                                                                    -----                    -----
    Total Fund Operating Expenses After Waiver3.........             0.81%                    0.60%
                                                                    -----                    -----
                                                                    -----                    -----



                                                 QUALIVEST                 QUALIVEST          QUALIVEST TAX-FREE
                                                INTERMEDIATE              DIVERSIFIED              NATIONAL
                                                 BOND FUND                 BOND FUND              BOND FUND
                                           ----------------------    ---------------------    ------------------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on
      Purchases (as a percentage of
      offering price)...................            None                      None                   None
    Maximum Sales Charge Imposed on
      Reinvested Dividends (as a
      percentage of offering price).....            None                      None                   None
    Deferred Sales Charge (as a
      percentage of redemption proceeds)            None                      None                   None
    Redemption Fees (as a percentage of
      redemption proceeds)..............            None                      None                   None
    Exchange Fees.......................            None                      None                   None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets
  annualized)
    Management Fees After Waiver1.......            0.45%                     0.30%                  0.40%
    12b-1 Fees..........................            None                      None                   None
    Other Expenses2.....................            0.31%                     0.31%                  0.26%
                                                   -----                     -----                  -----
    Total Fund Operating Expenses After
      Waiver3...........................            0.76%                     0.61%                  0.66%
                                                   -----                     -----                  -----
                                                   -----                     -----                  -----


                                                   QUALIVEST         QUALIVEST          QUALIVEST
                                                 U.S. TREASURY      MONEY MARKET      TAX-FREE MONEY
                                               MONEY MARKET FUND        FUND           MARKET FUND
                                               -----------------    ------------    ------------------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Charge Imposed on
      Purchases (as a percentage of offering
      price)................................          None              None               None
    Maximum Sales Charge Imposed on
      Reinvested Dividends (as a percentage
      of offering price)....................          None              None               None
    Deferred Sales Charge (as a percentage
      of
      redemption proceeds)..................          None              None               None
    Redemption Fees (as a percentage of
      redemption proceeds)..................          None              None               None
    Exchange Fees...........................          None              None               None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets
  annualized)
    Management Fees After Waiver1...........          0.00%             0.25%              0.00%
    12b-1 Fees..............................          None              None               None
    Other Expenses..........................          0.31%             0.26%              0.41%
                                                     -----             -----              -----
    Total Fund Operating Expenses After
      Waiver2...............................          0.31%             0.51%              0.41%
                                                     -----             -----              -----
                                                     -----             -----              -----

------

1 Qualivest has agreed to temporarily waive a portion of its investment advisory fee for some of the Funds for the current fiscal year. Waived fees cannot be recovered at a future date. Absent the advisory fee waiver, "Management Fees" as a percentage of average daily net assets would be 0.75% for the Large Companies Fund, 0.60% for each of the International Fund, the Intermediate Bond Fund and the Bond Fund, 0.50% for each of the Optimized Fund and the Tax-Free Bond Fund, and 0.35% for each of the Money Funds. See "MANAGEMENT
  OF THE FUNDS--Investment Adviser."


2 Each Fund has adopted, but not implemented, a plan under which up to 0.25% of average daily net assets attributable to Class Y Shares may be expended to procure Shareholder services. See "MANAGEMENT OF THE FUNDS--Participating Organizations."


3 Absent the waiver of the investment advisory fee, "Total Fund Operating
  Expenses" as a percentage of average daily net assets would be 1.08% for the Large Companies Fund, 1.08% for the International Fund, 0.80% for the Optimized Fund, 0.91% for the Intermediate Bond Fund, 0.91% for the Bond Fund, 0.76% for the Tax-Free Bond Fund, 0.66% for the U.S. Treasury Fund, 0.61% for the Money Market Fund and 0.76% for the Tax-Free Money Market Fund.


    The purpose of these tables is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Funds will bear.

EXAMPLES*

    An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of each time period:


                                             QUALIVEST               QUALIVEST                QUALIVEST
                                          LARGE COMPANIES         SMALL COMPANIES           INCOME EQUITY
                                            VALUE FUND              VALUE FUND               VALUE FUND
                                          ---------------      ---------------------      -----------------
1 Year.................................        $   9                   $  11                     $  9
3 Years................................        $  30                   $  34                     $ 27
5 Years................................        $  51                   $  60                     $ 48
10 Years...............................        $ 114                   $ 132                     $106

                                            QUALIVEST                                            QUALIVEST
                                          INTERNATIONAL                                          OPTIMIZED
                                        OPPORTUNITIES FUND                                      STOCK FUND
                                      ----------------------                                 -----------------
1 Year.............................            $  8                                                 $ 6
3 Years............................            $ 26                                                 $19
5 Years............................            $ 45                                                 $33
10 Years...........................            $100                                                 $75


                                            QUALIVEST                   QUALIVEST            QUALIVEST TAX-FREE
                                           INTERMEDIATE                DIVERSIFIED                NATIONAL
                                            BOND FUND                   BOND FUND                BOND FUND
                                      ----------------------      ---------------------      ------------------
1 Year.............................            $  8                        $ 6                      $  7
3 Years............................            $ 24                        $20                      $ 21
5 Years............................            $ 42                        $34                      $ 37
10 Years...........................            $ 94                        $76                      $ 82

                                            QUALIVEST                   QUALIVEST                QUALIVEST
                                          U.S. TREASURY               MONEY MARKET            TAX-FREE MONEY
                                        MONEY MARKET FUND                 FUND                  MARKET FUND
                                      ----------------------      ---------------------      -----------------
1 Year.............................            $  3                        $ 5                      $ 4
3 Years............................            $ 10                        $16                      $13
5 Years............................            $ 17                        $29                      $23
10 Years...........................            $ 39                        $64                      $52


------

* These examples should not be considered representations of future expenses, which may be more than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                         SELECTED FINANCIAL INFORMATION


    The following tables of selected financial information are included to assist Shareholders in evaluating the performance of the Funds since their commencements of operations through July 31, 1996. The information set forth in these tables has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report on the Funds' financial statements is included in the Funds' Annual Report, which may be obtained without charge, and is incorporated by reference in the Funds' Statement of Additional Information. The Annual Report also includes Management's Discussion of Fund Performance. This information should be read in conjunction with the financial statements.



                                                             QUALIVEST LARGE COMPANIES VALUE FUND
                                                         --------------------------------------------
                                                          AUGUST 1, 1995 TO       AUGUST 1, 1994 TO
                                                           JULY 31, 1996           JULY 31, 1995(A)
                                                         --------------------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................         $  12.23                $  10.00
                                                               --------                --------
INVESTMENT ACTIVITIES
    Net investment income.............................             0.21                    0.24
    Net realized and unrealized gains on
      investments.....................................             0.75                    2.22
                                                               --------                --------
        Total from Investment Activities..............             0.96                    2.46
                                                               --------                --------
DISTRIBUTIONS
    Net investment income.............................            (0.21)                  (0.20)
    Net realized gains................................            (1.00)                  (0.03)
                                                               --------                --------
        Total Distributions...........................            (1.21)                  (0.23)
                                                               --------                --------
NET ASSET VALUE, END OF PERIOD........................         $  11.98                $  12.23
                                                               --------                --------
                                                               --------                --------
TOTAL RETURN..........................................             8.57%                  25.04%

RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000).................         $112,908                $ 98,127
    Ratio of expenses to average net assets...........             0.93%                   0.53%
    Ratio of net investment income to average net
      assets..........................................             1.77%                   2.19%
    Ratio of expenses to average net assets*..........             1.08%                   1.11%
    Ratio of net investment income to average net
      assets*.........................................             1.62%                   1.61%
    Portfolio turnover rate(d)........................               35%                     48%
    Average commission rate paid(e)...................         $ 0.0574


                                                               QUALIVEST SMALL COMPANIES VALUE FUND
                                                           --------------------------------------------
                                                             AUGUST 1, 1995 TO      AUGUST 1, 1994 TO
                                                              JULY 31, 1996          JULY 31, 1995(A)
                                                           ---------------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................            $  13.26               $  10.00
                                                                  --------             ----------
INVESTMENT ACTIVITIES
    Net investment income.............................                0.06                   0.13
    Net realized and unrealized gains on
      investments.....................................                1.81                   3.30
                                                                  --------             ----------
        Total from Investment Activities..............                1.87                   3.43
                                                                  --------             ----------
DISTRIBUTIONS
    Net investment income.............................               (0.06)                 (0.12)
    Net realized gains................................               (1.11)                 (0.05)
                                                                  --------             ----------
        Total Distributions...........................               (1.17)                 (0.17)
                                                                  --------             ----------
NET ASSET VALUE, END OF PERIOD........................            $  13.96               $  13.26
                                                                  --------             ----------
                                                                  --------             ----------
TOTAL RETURN..........................................               14.94%                 34.76%

RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000).................            $297,793               $209,626
    Ratio of expenses to average net assets...........                1.08%                  0.60%
    Ratio of net investment income to average net
      assets..........................................                0.41%                  1.20%
    Ratio of expenses to average net assets*..........                1.08%                  1.12%
    Ratio of net investment income to average net
      assets*.........................................                0.41%                  0.68%
    Portfolio turnover rate(d)........................                  34%                    37%
    Average commission rate paid(e)...................            $ 0.0398





                                                                    QUALIVEST
                                                          INTERNATIONAL OPPORTUNITIES FUND
                                                      ----------------------------------------
                                                      AUGUST 1, 1995 TO     JULY 3, 1995 TO
                                                       JULY 31, 1996        JULY 31, 1995(A)
                                                      -----------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................         $ 10.48            $ 10.00
                                                              --------            --------
INVESTMENT ACTIVITIES
    Net investment income.............................            0.09                0.01
    Net realized and unrealized gains on investments..            0.18                0.47
                                                              --------            --------
        Total from Investment Activities..............            0.27                0.48
                                                              --------            --------
DISTRIBUTIONS
    Net investment income.............................           (0.06)               0.00
                                                              --------            --------
        Total Distributions...........................           (0.06)               0.00
                                                              --------            --------
NET ASSET VALUE, END OF PERIOD........................          $10.69             $ 10.48
                                                              --------            --------
                                                              --------            --------
TOTAL RETURN..........................................            2.56%               4.80%(b)
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000).................        $142,478             $60,073
    Ratio of expenses to average net assets...........            0.81%               1.18%(c)
    Ratio of net investment income to average net
      assets..........................................            1.18%               1.32%(c)
    Ratio of expenses to average net assets*..........            1.10%               1.39%(c)
    Ratio of net investment income to average net
      assets*.........................................            0.89%               1.12%(c)
    Portfolio turnover rate(d)........................               6%                  0%
    Average commission rate paid(e)...................         $0.0221






                                                               QUALIVEST OPTIMIZED STOCK FUND
                                                          ----------------------------------------
                                                          AUGUST 1, 1995 TO        MAY 2, 1995 TO
                                                          JULY 31, 1996           JULY 31, 1995(A)
                                                         -------------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..................        $ 10.95                 $   10.00
                                                             --------                ----------
INVESTMENT ACTIVITIES
    Net investment income.............................           0.21                      0.06
    Net realized and unrealized gains on investments..           1.37                      0.91
                                                             --------                ----------
        Total from Investment Activities..............           1.58                      0.97
                                                             --------                ----------
DISTRIBUTIONS
    Net investment income.............................          (0.21)                    (0.02)
    Net realized gains................................          (0.20)                     0.00
                                                             --------                ----------
        Total Distributions...........................          (0.41)                    (0.02)
                                                             --------                ----------
NET ASSET VALUE, END OF PERIOD........................        $ 12.12                 $   10.95
                                                             --------                ----------
                                                             --------                ----------
TOTAL RETURN..........................................          14.56%                     9.74%(b)
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000).................       $219,014                 $ 148,782
    Ratio of expenses to average net assets...........           0.60%                     0.68%(c)
    Ratio of net investment income to average net
      assets..........................................           1.76%                     2.38%(c)
    Ratio of expenses to average net assets*..........           0.80%                     0.88%(c)
    Ratio of net investment income to average net
      assets*.........................................           1.56%                     2.18%(c)
    Portfolio turnover rate(d)........................             56%                        5%
    Average commission rate paid(e)...................       $ 0.0351





                                                          QUALIVEST INTERMEDIATE BOND FUND
                                                  -------------------------------------------------
                                                    AUGUST 1, 1995 TO          AUGUST 1, 1994 TO
                                                     JULY 31, 1996              JULY 31, 1995(A)
                                                  ----------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........          $  10.16                   $  10.00
                                                       ----------                 ----------
INVESTMENT ACTIVITIES
    Net investment income......................              0.56                       0.64
    Net realized and unrealized gains on
      investments..............................             (0.15)                      0.14
                                                       ----------                 ----------
        Total from Investment Activities.......              0.41                       0.78
                                                       ----------                 ----------
DISTRIBUTIONS
    Net investment income......................             (0.56)                     (0.62)
                                                       ----------                 ----------
        Total Distributions....................             (0.56)                     (0.62)
                                                       ----------                 ----------
NET ASSET VALUE, END OF PERIOD.................          $  10.01                   $  10.16
                                                       ----------                 ----------
                                                       ----------                 ----------
TOTAL RETURN...................................              4.15%                      8.09%

RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)..........          $158,174                   $141,399
    Ratio of expenses to average net assets....              0.76%                      0.41%
    Ratio of net investment income to average
      net assets...............................              5.57%                      6.31%
    Ratio of expenses to average net assets*...              0.91%                      0.91%
    Ratio of net investment income to average
      net assets*..............................              5.42%                      5.81%
    Portfolio turnover rate(d).................                66%                       107%



                                                            QUALIVEST DIVERSIFIED BOND FUND
                                                     ------------------------------------------------
                                                       AUGUST 1, 1995 TO           MAY 2, 1995 TO
                                                        JULY 31, 1996             JULY 31, 1995(A)
                                                     ----------------------     ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........             $  10.33                   $ 10.00
                                                          ----------                  --------
INVESTMENT ACTIVITIES
    Net investment income......................                 0.58                      0.15
    Net realized and unrealized gains on
      investments..............................                (0.13)                     0.31
                                                          ----------                  --------
        Total from Investment Activities.......                 0.45                      0.46
                                                          ----------                  --------
DISTRIBUTIONS
    Net investment income......................                (0.58)                    (0.13)
    Net realized gains.........................                (0.16)                     0.00
                                                          ----------                  --------
        Total Distributions....................                (0.74)                    (0.13)
                                                          ----------                  --------
NET ASSET VALUE, END OF PERIOD.................             $  10.04                   $ 10.33
                                                          ----------                  --------
                                                          ----------                  --------
TOTAL RETURN...................................                 4.33%                     4.58%(b)

RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period (000)..........             $183,255                   $99,347
    Ratio of expenses to average net assets....                 0.61%                     0.70%(c)
    Ratio of net investment income to average
      net assets...............................                 5.72%                     5.91%(c)
    Ratio of expenses to average net assets*...                 0.91%                     1.00%(c)
    Ratio of net investment income to average
      net assets*..............................                 5.42%                     5.61%(c)
    Portfolio turnover rate(d).................                   48%                       34%










                                             QUALIVEST U.S. TREASURY MONEY MARKET FUND              QUALIVEST MONEY MARKET FUND
                                          ----------------------------------------------   ----------------------------------------

                                          AUGUST 1, 1995 TO        JANUARY 11, 1995 TO     AUGUST 1, 1995 TO      AUGUST 1, 1995 TO
                                           JULY 31, 1996            JULY 31, 1995(A)        JULY 31, 1996         JULY 31, 1995(A)
                                          --------------------   -----------------------   --------------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD...          $    1.00              $    1.00                 $    1.00           $    1.00
                                               -----------            -----------               -----------       -----------------
INVESTMENT ACTIVITIES
    Net investment income..............              0.050                  0.030                     0.051               0.053
DISTRIBUTIONS
    Net investment income..............             (0.050)                (0.030)                   (0.051)             (0.053)
                                               -----------            -----------               -----------       -----------------
NET ASSET VALUE, END OF PERIOD.........          $    1.00              $    1.00                 $    1.00           $    1.00
                                               -----------            -----------               -----------       -----------------
                                               -----------            -----------               -----------       -----------------
TOTAL RETURN...........................               5.16%                  3.02%(b)                  5.20%               5.40%
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period
      (000)............................          $     321              $      14                 $ 100,468           $  66,484
    Ratio of expenses to average net
      assets...........................               0.31%                  0.40%(c)                  0.51%               0.38%
    Ratio of net investment income to
      average net assets...............               4.86%                  5.56%(c)                  5.06%               5.31%
    Ratio of expenses to average net
      assets*..........................               0.66%                  0.75%(c)                  0.61%               0.67%
    Ratio of net investment income to
      average net assets*..............               4.51%                  5.21%(c)                  4.96%               5.02%



                                                     QUALIVEST TAX-FREE MONEY MARKET FUND
                                             -------------------------------------------

                                             AUGUST 1, 1995 TO        JANUARY 9, 1995 TO
                                              JULY 31, 1996           JULY 31, 1995(A)
                                             ---------------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD...             $    1.00             $    1.00
                                                  -----------         -----------------
INVESTMENT ACTIVITIES
    Net investment income..............                 0.032                 0.019
DISTRIBUTIONS
    Net investment income..............                (0.032)               (0.019)
                                                  -----------         -----------------
NET ASSET VALUE, END OF PERIOD.........             $    1.00              $   1.00
                                                  -----------         -----------------
                                                  -----------         -----------------
TOTAL RETURN...........................                  3.22%                 1.88%(b)
RATIOS/SUPPLEMENTAL DATA
    Net assets at end of period
      (000)............................             $     723             $      14
    Ratio of expenses to average net
      assets...........................                  0.41%                 0.59%(c)
    Ratio of net investment income to
      average net assets...............                  2.92%                 3.38%(c)
    Ratio of expenses to average net
      assets*..........................                  0.79%                 0.94%(c)
    Ratio of net investment income to
      average net assets*..............                  2.54%                 3.03%(c)



------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from conmencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.
(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of Shares purchased and sold for which commissions were charged and is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                       INVESTMENT OBJECTIVES AND POLICIES

GENERAL

  The Large Companies Fund. The investment objective of the Large Companies Fund is to seek long-term capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of large capitalization companies. For purposes of this policy, large capitalization companies are those with capitalization of $1 billion or more at the time of purchase.

  The Small Companies Fund. The investment objective of the Small Companies Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of small-sized companies. For purposes of this policy, small-sized companies are considered to be those with capitalization of less than $1 billion at the time of purchase. Smaller capitalization stocks may be quite volatile and subject to wide fluctuations in both the short and medium term.

  The Income Equity Fund. The investment objective of the Income Equity Fund is to seek a level of total return consistent with investing in a portfolio that consists primarily of high quality dividend-paying common stocks and securities convertible into common stocks. In selecting portfolio investments, high current dividend yield is given more weight than the potential for capital appreciation and growth of dividends. However, the Income Equity Fund may also invest in other equity securities that pay current dividends but emphasize growth.

  The International Fund. The investment objective of the International Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of companies that are organized under the laws of at least three countries other than the U.S. whose securities are listed on the EAFE Index. It may also invest in securities issued by large capitalization U.S. companies with substantial business activities abroad.

  The Optimized Fund. The investment objective of the Optimized Fund is to seek capital appreciation and current income. It invests primarily in common stocks and securities convertible into common stocks of companies whose securities are listed on the S&P 500 Index.

  The Intermediate Bond Fund. The investment objective of the Intermediate Bond Fund is to seek current income consistent with preservation of capital. It invests primarily in debt obligations which include corporate debt obligations, mortgage-related securities and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  The Bond Fund. The investment objective of the Bond Fund is to seek current income consistent with preservation of capital. It invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt obligations and mortgage-related securities.

  The Tax-Free Bond Fund. The investment objective of the Tax-Free Bond Fund is to seek current income, free from federal income taxes, consistent with preservation of capital. Under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Tax-Free Bond Fund will be invested in debt obligations the interest on which is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

  The U.S. Treasury Fund. The investment objective of the U.S. Treasury Fund is to seek current income consistent with liquidity and stability of principal. It invests primarily in short-term U.S. Treasury bills, notes, and bonds and in other money market instruments backed by the full faith and credit of the U.S. Treasury.


  The Money Market Fund. The investment objective of the Money Market Fund is to seek current income consistent with liquidity and stability of principal. It invests in high quality short-term money market instruments.

  The Tax-Free Money Market Fund. The investment objective of the Tax-Free Money Market Fund is to seek current income, free from federal income tax, consistent with liquidity and stability of principal. Under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Tax-Free Money Market Fund will be invested in high quality money market instruments the interest on which is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

                                *    *    *    *

  The investment objective of each Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund. Other policies of a Fund may be changed without a vote of the holders of a majority of outstanding Shares of that Fund unless (i) the policy is expressly deemed to be a fundamental policy, or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of any Fund will be achieved.

INVESTMENT POLICIES--EQUITY FUNDS

LARGE COMPANIES, SMALL COMPANIES, AND INCOME EQUITY FUNDS


  Each of these Funds seeks to achieve its investment objective by following flexible investment policies emphasizing investment in common stocks and securities convertible into common stocks (without regard to NRSRO rating) that are, in Qualivest's opinion, undervalued relative to other securities at the time of purchase. In analyzing different securities, Qualivest will consider ratios of market price to book value, ratios of market price to earnings, ratios of market price to assets, estimated liquidating value, earnings growth rate, and cash flow as significant factors in assessing relative value. If, in Qualivest's opinion, a stock has reached a fully valued position, it will, under most circumstances, be sold and replaced by securities which are deemed to be undervalued in the marketplace.


  Under normal market conditions, each of the Large Companies and Small Companies Funds will invest primarily in common stocks and securities convertible into common stocks of companies believed by Qualivest to be characterized by sound management and the potential for long-term capital appreciation. Qualivest also may consider income and payment of dividends in selecting securities for the Large Companies Fund. Under normal market conditions, the Large Companies Fund intends to invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of at least $1 billion at the time of purchase. In addition, under normal market conditions, the Small Companies Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of less than $1 billion at the time of purchase. If the Large Companies Fund owns securities issued by a company whose market capitalization falls below $1 billion, or the Small Companies Fund owns securities issued by a company whose market capitalization increases above $1 billion, Qualivest may, but is not required to, sell such securities. However, Qualivest will sell such securities if, in its judgment, market conditions warrant such a sale, or if the Large Companies Fund or Small

Companies Fund would no longer be primarily invested in common stocks and securities convertible into common stocks issued by large capitalization companies and small-sized companies, respectively.

  Under normal market conditions, the Income Equity Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies believed by Qualivest to be characterized by sound management, the ability to pay above average dividends and the potential for growth of capital and dividends.

  Each of the Large Companies, Small Companies and Income Equity Funds may also invest up to 35% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, asset-backed and mortgage-related securities, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. Each of these Funds may also hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

  Each of these Funds may invest in corporate debt securities such as bonds and notes which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's Investors Service, Inc. ("Moody's"), Aaa, Aa, A and Baa, and in the case of Standard & Poor's Corporation ("S&P"), AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.

  Subject to the foregoing policies, each of these Funds may also invest up to 25% of its total assets in foreign securities either directly or through the purchase of American Depositary Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian Commercial Paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). For a discussion of risks associated with foreign securities, see "INVESTMENT TECHNIQUES AND RISK FACTORS" herein.

INTERNATIONAL AND OPTIMIZED FUNDS

  The International Fund and the Optimized Fund each seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks (without regard to NRSRO rating) of companies whose securities are listed on a specific securities index. While the performance of the Optimized Fund may be expected to approximate the performance of the relevant broad market index, Qualivest seeks to outperform the index through limited management of the Fund's portfolio.

  Under normal market conditions, at least 80% of the total assets of the International Fund will be invested in common stocks and securities convertible into common stocks of foreign companies whose securities are listed on the EAFE Index. The International Fund will invest in the securities of issuers from at least three countries other than the U.S. Investments are selected for inclusion in the Fund's portfolio primarily on the basis of market capitalization and industry weightings, and to create an aggregate country weighting similar to that of the EAFE Index. While Qualivest anticipates that substantially all of the Fund's assets will be so invested, Qualivest may invest up to 20% of the International Fund's total assets in common stocks and securities convertible into common stocks of large capitalization U.S. companies that Qualivest deems to present attractive investment opportunities due to such companies' foreign business operations.

  Under normal market conditions, at least 80% of the Optimized Fund's total assets will be invested in common stocks and securities convertible into common stocks of companies whose securities are listed on the S&P 500 Index. While Qualivest anticipates that substantially all of the Fund's assets will be so invested, Qualivest may invest up to 20% of the Optimized Fund's total assets as described below.

  This Fund does not intend to mirror the performance of the S&P 500 Index; rather, it seeks to optimize its investments in S&P 500 Index companies and outperform the S&P 500 Index over time by investing in securities that, on the basis of computerized modelling and performance optimization strategies implemented by Qualivest, demonstrate attributes that indicate performance superior to that of the S&P 500 Index as a whole. The S&P 500 Index is composed of 500 common stocks chosen by S&P on a statistical basis to be included in the index. Because of the market-value weighting, the largest companies in the S&P 500 Index typically account for a disproportionate share of the index. Qualivest believes that an investment in securities of companies listed on the S&P 500 Index may be optimized by selecting those securities whose growth and value characteristics indicate that their performance, relative to the other securities listed on the S&P 500 Index, will exceed the extent to which the S&P 500 Index reflects their performance. Qualivest intends to utilize computer modelling and other strategies to identify those stocks that, in light of its assessment of general economic conditions, Qualivest believes will achieve capital appreciation and current income superior to the performance of a portfolio that merely seeks to replicate the S&P 500 Index.

  Each of the International Fund and the Optimized Fund may also invest up to 20% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. These Funds may also each hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

  Because of Qualivest's generally passive management approach with regard to the International Fund and the Optimized Fund, the portfolio turnover rate for each Fund is expected to be under 50%, a generally lower turnover rate than for most other investment companies. Qualivest believes that a lower turnover rate will reduce securities transaction costs incurred by these Funds.

                                *    *    *    *


  Consistent with the foregoing, each of the Equity Funds will focus its investments in those companies and types of companies that Qualivest believes will enable such Fund to achieve its investment objective. No Equity Fund will invest more than 15% of its net assets in securities that are deemed to be illiquid. During temporary defensive periods as determined by Qualivest, any of the Equity Funds may hold up to 100% of its total assets in high quality short-term debt obligations, including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments.
How-
ever, to the extent that an Equity Fund is so invested, its investment objective may not be achieved during that time.

INVESTMENT POLICIES--INCOME FUNDS

INTERMEDIATE BOND AND BOND FUNDS

  Under normal market conditions, at least 65% of the total assets of the Intermediate Bond Fund and Bond Fund will be invested in bonds. Bonds in which these Funds may invest can have maturities of up to thirty years or more. Each of these Funds may invest up to 35% of its total assets in high quality money market instruments such as commercial paper (including variable amount master demand notes), certificates of deposit and bankers' acceptances, variable and floating rate notes, and asset-backed securities without regard to maturity, except as set forth below. In addition, these Funds may engage in certain loans of portfolio securities, repurchase agreements and reverse repurchase agreements, and may also invest in securities of other investment companies. The Intermediate Bond Fund will maintain a dollar-weighted average maturity of three to seven years under ordinary market conditions, while the Bond Fund will maintain a dollar-weighted average maturity of approximately seven to eleven years under ordinary market conditions.

  Each of these Funds expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

  Each of these Funds may also invest in corporate debt securities and convertible debt securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's, Aaa, Aa, A and Baa, and in the case of S&P, AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.

  Each of these Funds may hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper rated at the time of purchase within the top two categories by an NRSRO (e.g., "A-2" or better by S&P, "Prime-2" or better by Moody's, or "F-2" or better by Fitch Investors Service ("Fitch")) or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, including variable amount master demand notes, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These Funds may also invest in securities of other investment companies or in Guaranteed Investment Contracts ("GICs"), which are considered to be illiquid securities.


  Each of these Funds may also invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international bonds for which the primary trading market is in the U.S. ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"), and in Canadian Bonds and bonds issued by institutions, such as the World Bank and the European Economic Community, organized for a specific purpose by two or more sovereign governments ("Supranational Agency Bonds").

  Each of these Funds expects to invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments ("Stripped Treasury Obligations"), and mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Farm Credit Bureau ("FFCB"), the Tennessee Valley Authority ("TVA"), the Federal Home Loan Bank ("FHLB"), the Federal Land Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and in mortgage-related securities issued by nongovernmental entities.



  Each of these Funds may invest in mortgage-related securities which are rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, and have mortgage obligations backing such securities. Each of these Funds also may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. These Funds will not purchase mortgage-related securities or any other assets which in Qualivest's opinion are illiquid, if as a result, more than 15% of the value of a Fund's net assets will be illiquid.



  Mortgage-related securities in which these Funds may invest may also include collateralized mortgage obligations ("CMOs"), which are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral.

  Each of these Funds may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS"). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities will be purchased only if they meet the rating requirements set forth above or, if unrated, are deemed to be of comparable quality by Qualivest with respect to these Funds' investments in fixed-income securities of U.S. corporations and mortgage-related securities.

  An increase in interest rates will generally reduce the value of the investments in these Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, Qualivest may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate.

TAX-FREE BOND FUND

  Under normal market conditions, at least 65% of the total assets of the Tax-Free Bond Fund will be invested in bonds. In addition, under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Tax-Free Bond Fund will be invested in obligations consisting of bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, the interest on which is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Municipal Securities").

  The two principal classifications of Municipal Securities which may be held by the Tax-Free Bond Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Tax-Free Bond Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  The Tax-Free Bond Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The Tax-Free Bond Fund invests primarily in Municipal Securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (which are considered to be investment grade) in the case of bonds, and rated in the two highest rating categories by an NRSRO in the case of notes, tax-exempt commercial paper, or variable rate demand obligations, or which are unrated at the time of purchase but are determined to be of comparable quality by Qualivest pursuant to guidelines approved by the Trust's Board of Trustees. The NRSROs and applicable Municipal Securities ratings are described in the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS--Medium Grade Securities" herein.

  The Tax-Free Bond Fund may invest up to 5% of its total assets in municipal lease obligations which meet the Fund's credit standards discussed above. The Tax-Free Bond Fund may also hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of Qualivest, suitable Municipal Securities are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. Under normal market conditions, and unless the Tax-Free Bond Fund uses temporary defensive strategies, as discussed below, at least 80% of the net assets of the Tax-Free Bond Fund will be invested in Municipal Securities. However, investments of the Tax-Free Bond Fund may be made in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if Qualivest determines that, because of unstable conditions in the markets for Municipal Securities, pursuing the Tax-Free Bond Fund's basic investment strategies is inconsistent with the best interests of the Shareholders of the Tax-Free Bond Fund. At such times, Qualivest may use temporary defensive strategies differing from those designed to achieve the Tax-Free Bond Fund's investment objective by increasing the Tax-Free Bond Fund's holdings in taxable obligations to over 20% (and up to 100%) of the Tax-Free Bond Fund's net assets and by holding uninvested cash reserves pending investment. Such taxable obligations consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate debt securities (including notes, bonds and debentures), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Bond Fund's quality standards (as described above) for tax-exempt commercial paper, and such taxable obligations which may be subject to repurchase agreements. These obligations are described further in the Statement of Additional Information. Under such circumstances and during the period of such investment, the Tax-Free Bond Fund may not achieve its stated investment objective.

  Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Tax-Free Bond Fund will not treat these bonds as "Municipal Securities" for purposes of measuring compliance with the 80% policy described above. To the extent the Tax-Free Bond Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Tax-Free Bond Fund's distributions derived from these securities. For further information relating to the types of municipal securities which will be included in income subject to alternative minimum tax, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.

  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Free Bond Fund nor Qualivest will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

  Municipal Securities purchased by the Tax-Free Bond Fund may include rated and unrated variable and floating rate tax-exempt notes. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Tax-Free Bond Fund will be determined by Qualivest, under guidelines established by the Trust's Board of Trustees, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Tax-Free Bond Fund's investment policies. In making such determinations, Qualivest will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Free Bond Fund will approximate their par value. The Tax-Free Bond Fund will not purchase variable and floating rate notes or any other securities which in Qualivest's opinion are illiquid if, as a result, more than 15% of the Tax-Free Bond Fund's net assets will be illiquid.

  Although the Tax-Free Bond Fund may invest more than 25% of its total assets in (i) Municipal Securities whose issuers are in the same state,

(ii) Municipal Securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, it does not presently intend to do so on a regular basis. To the extent the Tax-Free Bond Fund's assets are concentrated in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state, or are concentrated in private activity bonds, the Tax-Free Bond Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

                                *    *    *    *

  In making investment decisions for the Income Funds, Qualivest will consider many factors, including current yield, maturity, and yield to maturity. Qualivest will also monitor the financial condition of the issuers of the Income Funds' portfolio investments and may shorten the average weighted portfolio maturity of an Income Fund, in light of each such Fund's investment objective of preservation of capital, if economic or market conditions warrant such action.

INVESTMENT POLICIES--MONEY FUNDS

  Although each Money Fund has the same investment adviser and a similar investment objective, its particular portfolio securities and yield may differ due to differences in the types of permitted investments, cash flow, and the availability of particular portfolio investments.

U.S. TREASURY FUND


  Under normal market conditions, the U.S. Treasury Fund invests at least 65% of its total assets in short-term U.S. Treasury bills, notes, and bonds and in other obligations backed by the full faith and credit of the U.S. Treasury.
The U.S. Treasury Fund may invest up to 35% of its total assets in other types of high quality rated money market instruments and money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.


  This Fund expects that a majority of its income will be exempt from state taxes as a result of its investing in U.S. Government securities whose interest payments are state tax-exempt. Most states allow for a pass-through of this tax exemption, so that the Fund's dividend distributions may also be state tax-exempt with respect to the income earned by the Fund on U.S. Government securities.

MONEY MARKET FUND

  The Money Market Fund invests in high quality rated money market instruments and other money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.

TAX-FREE MONEY MARKET FUND

  The Tax-Free Money Market Fund invests primarily in high quality money market Municipal Securities and similar tax-exempt money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees. As a matter of fundamental policy, under normal market conditions, at least 80% of the Tax-Free Money Market Fund's net assets will be invested in short-term Municipal Securities.

  The Tax-Free Money Market Fund may invest up to 20% of its net assets in taxable obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax. At times, Qualivest may determine that, because of unstable conditions in the markets for Municipal Securities, pursuing the Tax-Free Money Market Fund's basic investment strategies is inconsistent with the best interests of the Shareholders of the Tax-Free Money Market Fund. At such times, Qualivest may use temporary defensive strategies differing from those designed to achieve the Tax-Free Money Market Fund's investment objective by increasing the Tax-Free Money Market Fund's holdings in taxable obligations to over 20% (and up to 100%) of the Tax-Free Money Market Fund's net assets and by holding uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Money Market Fund's quality standards (as described below) for tax-exempt commercial paper.

                                *    *    *    *


  Each Money Fund invests exclusively in U.S. dollar denominated instruments which Qualivest, acting pursuant to guidelines adopted by the Board of Trustees, determines present minimal credit risks and which at the time of acquisition are rated by one or more appropriate NRSROs (e.g., S&P, Moody's and Fitch) within one of the two highest rating categories for short-term debt obligations or, if unrated, are of comparable quality. In addition, each Money Fund except for the Tax-Free Money Market Fund diversifies its investments so that, with minor exceptions and except for U.S. Government securities, not more than 5% of its total assets is invested in the securities of any one issuer, not more than 5% of its total assets is invested in securities of all issuers rated by the NRSRO at the time of investment in the second highest rating category for short-term debt obligations or in unrated securities deemed to be of comparable quality to securities rated in the second highest rating categories for short-term debt obligations ("Second Tier Securities") and not more than the greater of 1% of total assets or one million dollars is invested in the securities of any one issuer of Second Tier Securities. In addition, no Money Fund will invest more than 10% of its net assets in securities that are deemed to be illiquid at the time of purchase. All securities or instruments in which a Money Fund invests have remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations in a Money Fund will not exceed 90 days.


  Subject to the foregoing general limitations, the Money Funds expect to invest in the types of securities discussed below under "INVESTMENT TECHNIQUES AND RISK FACTORS." These securities include short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, short-term asset-backed and mortgage-related securities, bankers' acceptances, certificates of deposit and time deposits (including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), and Yankee Certificates of Deposit ("Yankee CDs")), commercial paper (including variable amount master demand notes), securities issued by other money market investment companies, debt obligations with remaining maturities of 397 calendar days or less, taxable obligations issued by municipalities, GICs, repurchase agreements, reverse repurchase agreements and dollar roll agreements.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

  Like any investment program, an investment in a Fund entails certain risks.

U.S. GOVERNMENT OBLIGATIONS

  The types of U.S. Government obligations in which each Fund may invest include U.S. Treasury notes, bills, bonds and any other securities directly issued by the U.S. Government that are available for public investment, which differ only in their interest rates, maturities, and times of issuance, as well as Stripped Treasury Obligations and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Stripped Treasury Obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

  Obligations of certain agencies and instrumentalities of the U.S. Government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the FFCB or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when Qualivest believes that the credit risk with respect thereto is minimal. The U.S. Government does not guarantee the market value of any security; therefore, the market value of the U.S. Government obligations in a Fund's portfolio can be expected to fluctuate as interest rates change.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

  Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each of the Funds except the Optimized Fund and the International Fund may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

  Early repayment of principal on mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not be possible to predict accurately a security's return to a Fund.

  Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.


  Certain issuers of asset-backed securities are investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Funds intend to conduct their operations so that they will not invest more than 10% (25% for the Money Funds) of their total assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers without obtaining appropriate regulatory relief.


BANKERS' ACCEPTANCES

  The Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

CERTIFICATES OF DEPOSIT AND TIME DEPOSITS

  The Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


  The Funds may also invest in ECDs, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the U.S.; ETDs, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; CTDs, which are essentially the same as ETDs, except they are issued by Canadian offices of major Canadian banks; and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S.


  None of the Money Funds will invest in excess of 10% of its net assets in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal. Such time deposits include ETDs and CTDs but do not include certificates of deposit.

COMMERCIAL PAPER


  Each Income Fund, the Money Market Fund, and, within the limitations described above, the U.S. Treasury Fund and Tax-Free Money Market Fund may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch) or, if not rated, found by

Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality to instruments that are so rated. The Equity Funds may invest in such instruments if rated in the four highest categories assigned by an NRSRO or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality. Instruments may be purchased in reliance upon a rating only when the rating organization is not affiliated with the issuer or guarantor of the instrument. For a description of the rating symbols of the NRSROs as used in this paragraph, see the Appendix to the Statement of Additional Information. The Money Market Fund, the Equity Funds and the Income Funds may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

  Each of the Funds may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

PUT AND CALL OPTIONS

  Each Equity and Income Fund may purchase put and call options on securities, and each Equity Fund other than the Optimized Fund may purchase such options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each Fund may also engage in writing call options from time to time as Qualivest deems appropriate. The Funds will write only covered call options (options on securities or currencies owned by the particular Fund). In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written. When a portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that a Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

  A Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, a Fund will write only covered index call options. Through the writing or purchase of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

  Price movements in securities which a Fund owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FOREIGN SECURITIES

  Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

  If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets.

  For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, an eligible Equity Fund can avoid currency risks during the settlement period for either purchases or sales.

  Subject to its applicable investment policies, each Equity Fund other than the Optimized Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU denominated obligations or the marketability of such securities.

FOREIGN CURRENCY TRANSACTIONS

  The value of the assets of an Equity Fund other than the Optimized Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. An Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Equity Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

  By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. An Equity Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

  It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for an Equity Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Fund is obligated to deliver.

  If an Equity Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

  For further information about the characteristics, risks and possible benefits of options, foreign securities and foreign currency transactions, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

  Securities held by a Fund (other than the U.S. Treasury Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


  Each of the Funds may also borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.


FUTURES CONTRACTS

  The Equity and Income Funds may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

  A Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 33 1/3% of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS


  The Funds may each purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous.


LENDING OF PORTFOLIO SECURITIES

  In order to generate additional income, the Equity Funds and the Income Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 102% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by Qualivest and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, the Fund could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Qualivest has determined to be creditworthy under guidelines established by the Board of Trustees that permit each Fund to loan up to 33 1/3% of the value of its total assets.

MEDIUM-GRADE SECURITIES

  As described above, each of the Income Funds, the Large Companies Fund, the Small Companies Fund and the Income Equity Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by an NRSRO (i.e., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

  Should subsequent events cause the rating of a debt security purchased by one of these Funds to fall below BBB or Baa, as the case may be, Qualivest will consider such an event in determining whether a Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

  Each of the Equity and Income Funds may invest up to 10% of its total assets, and each of the Money Funds may invest up to 25% of its total assets, in shares of money market mutual funds for cash management purposes. The U.S. Treasury Fund expects to make such purchases only in money market funds that restrict their investments to U.S. Government securities. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

RESTRICTED SECURITIES

  Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, Qualivest may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

PRIVATE ACTIVITY BONDS

  The Tax-Free Money Market Fund and Tax-Free Bond Fund may also invest in private activity bonds. It should be noted that the Tax Reform Act of 1986 substantially revised provisions of prior federal law affecting the issuance and use of proceeds of certain tax-exempt obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is tax-exempt (and such bonds will be considered Municipal Securities for purposes of this Prospectus) only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. If either of the Funds invests in private activity bonds which fall outside these categories, the interest from such bonds will not be exempt from federal income tax. The Tax Reform Act generally does not change the federal tax treatment of bonds issued to finance government operations. For further information relating to the types of private activity bonds which will be included in income subject to the alternative minimum tax, see "ADDITIONAL INFORMATION--Additional Tax

Information" in the Statement of Additional Information.

MUNICIPAL SECURITIES

  The Tax-Free Money Market Fund will invest only in those Municipal Securities which are considered by Qualivest to present minimal credit risks and which at the time of purchase are rated high quality by an NRSRO (e.g., rated "AA" or higher by S&P or "Aa" or higher by Moody's in the case of bonds; rated "SP-2" or higher by S&P or "MIG-2" or higher by Moody's in the case of notes; rated "VMIG-2" or higher by Moody's in the case of variable rate demand notes; and rated "A-2" or higher by S&P or "Prime-2" or higher by Moody's in the case of tax-exempt commercial paper) or which are unrated at the time of purchase but are determined to be of comparable quality by Qualivest pursuant to guidelines approved by the Trust's Board of Trustees. The Tax-Free Bond Fund also will invest in these Municipal Securities, as well as investment grade bonds. Municipal Securities may be purchased in reliance upon a rating only where the rating organization is not affiliated with the issuer or guarantor of the Municipal Securities. If a security is subject to a demand feature, the security must receive both a short-term and a long-term high quality rating or must be determined to be of comparable quality by Qualivest; except that where the demand feature is considered to be "unconditional" under the 1940 Act, the security may be acquired solely in reliance on a short-term high quality rating or a determination of comparable quality by Qualivest of the unconditional demand feature. The applicable Municipal Securities ratings are described in the Appendix to the Statement of Additional Information.

  The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

  Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

  Municipal Securities in which the Funds may invest may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  Municipal Securities purchased by the Funds may include rated and unrated variable and floating rate tax-exempt notes, which may have a stated maturity in excess of 397 days but which will, in such event, be subject to a demand feature that will permit the Funds to demand payment of the principal of the note either
(i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding 397 days and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other illiquid securities, exceeds 10% of the Tax-Free Money Market Fund's net assets (15% for the Tax-Free Bond Fund) only if such notes are subject to a demand feature that will permit such Fund to receive payment of the principal within seven days after demand by the Fund.

  The Funds may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

  The Funds may also purchase Municipal Securities on a "when-issued" basis. "When-issued" securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities, and no income accrues on the securities, until they are received. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. A Fund's commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and a commitment by a Fund to purchase "when-issued" securities will not exceed 60 days.

  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor Qualivest will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions. Although the Funds presently do not intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by Qualivest. To the extent that a Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Fund's assets were not so concentrated.

PUTS

  The Tax-Free Money Market Fund and the Tax-Free Bond Fund may each acquire "puts" with respect to Municipal Securities held in its portfolio. Under a put, a Fund would have the right to sell a specified Municipal Security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying Municipal Security. The Funds will acquire puts solely to either facilitate portfolio liquidity, shorten the maturity of the underlying Municipal Securities, or permit the investment of each Fund's assets at a more favorable rate of return. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

                              VALUATION OF SHARES


  The net asset value of each Equity and Income Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 1:00 p.m. Pacific Time) on each Business Day ("Valuation Time"). The net asset value of each Money Fund is determined and its Shares are priced as of 12:00 noon Pacific Time and as of the close of regular trading on the NYSE on each Business Day (also "Valuation Times"). As used herein a "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE or the Federal Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.


  Net asset value per Share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund allocable to such class, less the liabilities charged to that Fund allocable to such class and any liabilities charged directly to that class, by the number of outstanding Shares of such class.

  The net asset value per Share of the Equity and Income Funds will fluctuate as the value of the investment portfolio of an Equity or Income Fund changes.

  The securities in each Equity and Income Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. The assets in each Money Fund are valued based upon the amortized cost method. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                               PURCHASING SHARES

  Class Y Shares may be purchased through a broker-dealer, bank, or trust company that has established a dealer agreement with the Distributor. Class Y Shares of each Fund are continuously offered and also may be purchased directly either by mail, by telephone, or by wire.

  An Account Application Form can be obtained by calling the Trust at 1-800-743-8637.

OTHER INFORMATION REGARDING PURCHASES

  Purchases of Class Y Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt by the Trust of an order to purchase Class Y Shares in good form ("public offering price"). In the case of orders for the purchase of Class Y Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the Distributor receives the order prior to the next Valuation Time for that day and transmits it to the Trust by that Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Purchases of Class Y Shares of any of the Funds will be effected only on a Business Day of the Funds. An order received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of that Fund. Shares of the Money Funds purchased before 12:00 noon Pacific Time begin earning dividends on the same Business Day. Shares of the Money Funds purchased after 12:00 noon Pacific Time begin earning dividends on the next Business Day. All Shares of the Money Funds continue to earn dividends through the day before their redemption.


  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made through the use of third party checks and drafts drawn on foreign financial institutions.

  Every Shareholder will receive a confirmation of, or account statement reflecting, each new transaction in the Shareholder's account, which will also show the total number of Class Y Shares of the respective Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Class Y Shares of the Funds will not be issued.

EXCHANGE PRIVILEGE


  The exchange privilege enables Shareholders of Class Y Shares to acquire Class Y Shares offered by another Fund with a different investment objective. Holders of a Fund's Class Y Shares may not exchange their Shares for Class A, Class C or Class Q Shares, and holders of a Fund's Class A, Class C or Class Q Shares may not exchange their Shares for Class Y Shares. Holders of Class Y Shares of one of the Funds (including Class Y Shares acquired through reinvestment of dividends and distributions on such Shares) may exchange those Class Y Shares at net asset value for Class Y Shares offered by any of the other Funds. The foregoing exchange privilege may be exercised only once during a calendar year and upon written request by the Shareholder and may be terminated or modified by the Trust at any time, or from time to time.


  An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the appropriate Custodian or an affiliate. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the Fund to be acquired before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEEMING SHARES--By Telephone" below.


CONVERSION FEATURE

  Class Y Shares of a Fund owned by a Shareholder who becomes ineligible to own Class Y Shares of the Fund will convert automatically to Class A Shares of the Fund. The conversion from Class Y Shares to Class A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class A Shares as he or she had of Class Y Shares. As a result of the conversion, the converted Shares will be subject to the higher fees associated with Class A Shares.


                                REDEEMING SHARES

  Shareholders may redeem their Class Y Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Redemptions may be requested by mail or by telephone.

BY MAIL

  A written request for redemption must be received by the Distributor in order to honor the request. The Distributor's address is: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.


  For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations, as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.


BY TELEPHONE

  Class Y Shares may be redeemed by telephone if the Account Application Form reflects that the Shareholder has elected that privilege. If the telephone feature was not originally selected, the Shareholder must provide written instructions to the Trust to add it. The Shareholder may have the proceeds mailed to the Shareholder's address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day. Wire redemption requests may be made by the Shareholder by telephone to the Trust at 1-800-743-8637. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.

  The Trust's Account Application Form provides that none of BISYS, the Transfer Agent, Qualivest, the Trust or any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, Shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversions, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address above.

OTHER INFORMATION REGARDING REDEMPTION OF SHARES

  All redemption orders are effected at the net asset value per Share next determined after the Class Y Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Class Y Shares in the Funds may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt of the request for redemption, or within such shorter period as required by law. To the greatest extent possible, requests from Shareholders of an Equity or Income Fund for next Business Day payments upon redemption of Shares will be honored if received by the Distributor before the last Valuation Time on a Business Day or, if received after the last Valuation Time, within two Business Days, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. Likewise, the Trust will attempt to honor requests from Shareholders for same Business Day payments upon redemption of Class Y Shares of the Money Funds if the request for redemption is received by the Distributor before 12:00 noon Pacific Time on a Business Day or, if the request for redemption is received after 12:00 noon Pacific Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.


  At various times, the Trust may be requested to redeem Class Y Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such Class Y Shares, which delay may be for 15 days or more. Such delay may be avoided if Class Y Shares are purchased by wire transfer of federal funds. The Trust intends to pay cash for all Class Y Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

                            MANAGEMENT OF THE FUNDS

TRUSTEES


  Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Shareholders of all of the Trust's funds. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations. The Trustees of the Trust are:
George R. Landreth, David F. Jones, John W. Judy, Raymond H. Lung and David B. Frohnmayer.


INVESTMENT ADVISER

  Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon 97204, is the investment adviser of the Trust. Qualivest, a registered investment adviser, is an affiliate of U.S. Bank, which is a wholly owned subsidiary of U.S. Bancorp. U.S. Bancorp is a super-regional financial services holding company organized under the laws of Oregon in 1968. U.S. Bank, headquartered in Portland, is a national banking association chartered in 1891. It offers a wide variety of full-service and commercial banking operations in over 200 locations in Oregon. Other services of U.S. Bancorp and its subsidiaries include mortgage banking, lease financing, consumer financing, commercial finance, international banking, investment advisory, insurance agency and credit life insurance services, brokerage and venture capital. As of October 31, 1996, Qualivest had under management nearly $10 billion in assets. It also is investment adviser to Tax-Free Trust of Oregon, a tax-free municipal bond fund, whose assets were approximately $304 million at that date.

  Subject to the general supervision of the Trust's Board of Trustees and in accordance with each of the Funds' investment objective, policies and restrictions, Qualivest has agreed in its Investment Advisory Agreement with the Trust to provide or arrange for the provision of a continuous investment program for each Fund, including investment research and management with respect to the Funds' portfolio securities, investments and cash. Qualivest has implemented a team approach to the management of the Funds, under which a "Lead Manager" has primary portfolio management responsibility for a Fund and is assisted by a "Co-Manager."

  John R. Dozier, who joined U.S. Bank in 1976 and Qualivest at the time of its inception as a registered investment adviser in 1984, is the Equity Manager primarily responsible for managing the Large Companies Fund. Mr. Dozier has twenty-six years of investment management experience and received a Bachelor of Arts degree in Economics from Claremont Men's College. John R. Swank, an Equity Manager with twenty years of experience in portfolio management, including seventeen years of combined employment by U.S. Bank and Qualivest, assists Mr. Dozier in managing the Large Companies Fund. Mr. Swank has a Bachelor of Science degree in Finance and a Master of Business Administration degree, both from Long Beach State University. He is also a Chartered Financial Analyst. Mr. Swank has primary responsibility for managing the Income Equity Fund, and Mr. Dozier assists Mr. Swank in managing that Fund.

  Dale E. Benson, an Equity Manager at Qualivest, has primary responsibility for management of the Small Companies Fund. Mr. Benson has twenty-four years of investment management experience and has been employed by U.S. Bank since 1973 and by Qualivest since its inception. He received a Bachelor of Arts degree from Pacific Lutheran University and a Doctorate in History from the University of Maine. Mr. Benson is also a Chartered Financial Analyst. Frank Magdlen assists Mr. Benson in managing the Small Companies Fund. Mr. Magdlen, who also is a Chartered Financial Analyst, analyzes closely held companies for Qualivest and has twenty-three years of investment experience. He received a Bachelor of Arts degree in Finance from the University of Portland and a Master of Business Administration degree from the University of Southern California. Mr. Magdlen has been employed by Qualivest since 1984.

  Daniel J. Rauchle has primary responsibility for managing the International Fund. Prior to joining Qualivest as an Equity Manager, Mr. Rauchle was an independent consultant to small businesses and financial institutions specializing in finance and investments. Mr. Rauchle received Bachelor of Business Administration, Master of Business Administration, and Juris Doctor degrees from the University of Wisconsin. Timothy Leach, President and Chief Investment Officer of Qualivest, assists Mr. Rauchle in managing the International Fund. He has fourteen years of investment management experience, both at Qualivest and at other investment management organizations, and is responsible for the management of Qualivest. Mr. Leach has a Bachelor of Science degree in Business Management and Agricultural Science and a Master of Business Administration degree from the University of California, Berkeley. Mr. Leach has primary responsibility for managing the Optimized Fund, and Mr. Rauchle assists Mr. Leach in managing that Fund.

  Portfolio management of the Intermediate Bond Fund is the primary responsibility of Curry A. Garvin, a Fixed-Income Manager who has been employed by U.S. Bank since 1981 and by Qualivest since 1985. Mr. Garvin, who is a Chartered Financial Analyst, received a Bachelor of Science degree in Finance from the University of Oregon. John McCune, a Fixed-Income Manager with ten years of investment management experience, assists Mr. Garvin in managing the Intermediate Bond Fund. Mr. McCune joined the Qualivest team in 1996 as part of the U.S. Bancorp/West One Bancorp merger. Prior to 1996, Mr. McCune had been employed as a Senior Portfolio Manager at West One Bancorp and AMR Corporation. Mr. McCune received a Bachelor of Science degree in Finance from Brigham Young University and a Master of Business Administration degree from the University of California at Los Angeles. Mr. McCune has primary responsibility for managing the Bond Fund, and Mr. Garvin assists Mr. McCune in managing that Fund.

  Steve Galiani is the Fixed-Income Fund Manager who primarily manages the Tax-Free Bond Fund. Mr. Galiani formerly was President and Portfolio Manager for Galiani Asset Management Corporation, and has also served as Senior Portfolio Manager for the Keystone Custodian Funds and as Portfolio Manager for the Eaton Vance Corporation. He received a Bachelor of Arts degree from Manhattan College and a Master of Business Administration degree from Boston University. Michael Hamilton, a portfolio and fund manager, assists Mr. Galiani in the management of the Tax-Free Bond Fund. Mr. Hamilton is a Certified Financial Planner who joined Qualivest in 1989. He received a Bachelor of Arts degree in Psychology from the College of Idaho and a Master of Business Administration degree from Western Washington University.


  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each of the Funds, computed daily and paid monthly, at the following annual rates of each Fund's average daily net assets: Large Companies Fund--0.75%; Small Companies Fund--0.80%; Income Equity Fund--0.60%; International Fund--0.60%; Optimized Fund-- 0.50%; Intermediate Bond Fund--0.60%; Bond Fund--0.60%; Tax-Free Bond Fund--0.50%; U.S. Treasury Fund--0.35%; Money Market Fund--0.35%; and Tax-Free Money Market Fund--0.35%.

  While the fees for the Large Companies and Small Companies Funds are higher than the advisory fee paid by most investment companies, the Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies. Qualivest may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for each fund of the Trust, and also acts as the Trust's principal underwriter and distributor.

  The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from each Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.13% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

  The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. Under its Distribution Agreement with the Trust, the Distributor may retain some or all of any sales charge imposed upon the Class A or Class C Shares. It may also receive compensation under the Distribution and Shareholder Service Plans regarding the Class A, Class C, and Class Q Shares.

OTHER SERVICE PROVIDERS


  BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement with the Trust and receives a fee for such services. BISYS Fund Services Ohio, Inc. also provides certain accounting services for each of the Funds and receives a fee for such services. Deloitte & Touche LLP serves as independent auditors for the Trust. United States National Bank of Oregon is the custodian of all of the Funds except the International Fund, for which The Bank of New York is the custodian. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.


  While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

EXPENSES

  Qualivest and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Trust. Each Fund will bear the following expenses relating to its operation: organizational expenses, taxes, interest, brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, pricing of portfolio securities, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodians, Transfer Agent and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in each Fund's operation. The ratios of operating expenses to average daily net assets of the Class Y Shares for the period ended July 31, 1996 were as follows: Large Companies Fund--0.93%; Small Companies Fund--1.08%; International Fund--0.81%; Optimized Fund--0.60%; Intermediate Bond Fund--0.76%; Bond Fund--0.61%; U.S. Treasury Fund--0.31%; Money Market Fund-- 0.51%; and Tax-Free Money Market Fund-- 0.41%.



  As a general matter, expenses are allocated to the Class A, Class C, Class Q and Class Y Shares of the Funds on the basis of the relative net asset value of each class. Class A Shares and Class C Shares may bear certain additional retail transfer agency expenses. Class A, Class C and Class Q Shares also bear certain additional Shareholder service and distribution costs incurred pursuant to the Distribution and Shareholder Service Plans.


  The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the Shareholders of a particular class, including Class Y Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as Shareholder reports, prospectuses and proxies to current Shareholders; Blue Sky registration fees incurred by a class of Shares; Securities and Exchange Commission registration fees incurred by a class of Shares; expenses related to administrative personnel and services as required to support the Shareholders of a specific class; litigation or other legal expenses relating solely to one class of Shares; and Trustees' fees incurred as a result of issues relating solely to one class of Shares.

PORTFOLIO TRANSACTIONS

  Pursuant to the Investment Advisory Agreement, Qualivest places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion. Broker-dealers selected to execute portfolio transactions for the Funds may include affiliates of the Trust, Qualivest or BISYS, provided the charge for any such transaction does not exceed usual and customary levels.

BANKING LAWS

  Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Funds.

  Qualivest is a subsidiary of U.S. Bank, and it and U.S. Bank are affiliates of a bank holding company. They are therefore subject to applicable federal banking laws and regulations. Qualivest has been advised by its counsel that it may perform the advisory services for the Funds required by the Investment Advisory Agreement and, provided that they do not engage in underwriting, selling or distribution of the Funds' Shares, Qualivest's national bank affiliates may perform shareholder servicing activities and may receive compensation without violating federal banking laws and regulations.

  In the event that, due to future events, Qualivest is prohibited from acting as the Funds' investment adviser, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

PARTICIPATING ORGANIZATIONS


  The Distributor may enter into agreements with banks and their affiliates (including U.S. Bank and its affiliates), and other institutions, including broker-dealers (each a "Participating Organization"), for providing Shareholder services with respect to the Class Y Shares. Such Participating Organizations will be compensated by the Distributor, which will in turn be paid or reimbursed by the respective Funds, at the annual rate of up to 0.25% of the average daily net assets of the Class Y Shares held of record or beneficially by customers of Participating Organizations who are record or beneficial owners of Class Y Shares. The Trust understands that Participating Organizations may charge fees to their customers who are the owners of Class Y Shares for additional services provided in connection with their customer accounts. These fees would be in addition to any amounts which may be received by a Participating Organization under its agreement with BISYS. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with their Participating Organizations.



  The Shareholder services provided by Participating Organizations for which the fee may be paid may include providing information periodically to customers, including information showing their positions in Class Y Shares; responding to inquiries from customers concerning their investment in Class Y Shares; providing sub-accounting with respect to Class Y Shares beneficially owned by customers or the information necessary for sub-accounting; arranging for bank wires; and other continuing personal services to holders of Class Y Shares.

                              DIVIDENDS AND TAXES

DIVIDENDS


  Net income is declared and paid quarterly as a dividend to Shareholders of record of the Equity Funds, while net income is declared and paid monthly for the Income Funds. Distributable net realized capital gains are distributed at least annually. The net income, excluding short-term capital gains, of each Money Fund is declared daily as a dividend to Shareholders. Dividends consisting of short-term capital gains are declared from time to time as may be appropriate. Dividends for the Money Funds are paid monthly. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the date of declaration, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  If a Shareholder elects to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the appropriate Fund at the per Share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per Share net asset value determined as of the date of cancellation.


FEDERAL TAXES

  Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it generally will not be subject to federal income tax on its taxable income and gains that are distributed to Shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each calendar year substantially all of its taxable income and gains.

  Distributions from a Fund's investment company taxable income (which includes, among other items, dividends, taxable interest and the excess, if any, of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Dividends paid by the Equity Funds to corporate Shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares and are not eligible for the dividends-received deduction.

  The Tax-Free Bond Fund and the Tax-Free Money Market Fund intend to invest a sufficient portion of their assets in state and municipal obligations so that each will qualify to pay "exempt-interest dividends" to Shareholders. Such exempt-interest dividends are excludable from a Shareholder's gross income for federal income tax purposes. However, to the extent that a Fund's interest income is attributable to certain so-called "private activity bonds," dividends allocable to such income, while exempt from the regular federal income tax, will constitute an item of tax preference for purposes of the alternative minimum tax. Exempt-interest dividends are includable in the tax base for determining the extent to which social security or railroad retirement benefits will be subject to federal income tax. The Tax-Free Bond Fund and the Tax-Free Money Market Fund may derive taxable investment income and realize capital gains or losses from portfolio transactions, including the sale of securities; distributions to Shareholders derived from such income and gains will be taxable to the Shareholders.

  Shareholders of the Tax-Free Bond Fund should be aware that redeeming shares after tax-exempt interest income has been accrued by the Fund, but before that income has been declared as a dividend, may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest which, if distributed to the Shareholder as a dividend rather than as redemption proceeds might have qualified as an exempt-interest dividend. Deductions for interest expense incurred (or deemed to be incurred) to acquire or carry Shares of the Tax-Free Bond Fund or the Tax-Free Money Market Fund may be subject to limitations that reduce or eliminate such deductions.

  Certain dividends declared by a Fund in October, November or December and paid during the following January will be treated as having been received by Shareholders on December 31 in the year the distributions were declared. Reinvested distributions will be taxable as if they had been received in cash.

  Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions paid to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the Shareholder's federal income tax liability.

  Shareholders of the Funds should be aware that under the laws of some state and local taxing authorities, distributions from a Fund that are attributable to interest earned on certain U.S. Government securities may not be subject to state or local taxes. Shareholders of the Tax-

Free Bond Fund and the Tax-Free Money Market Fund should be aware that under the laws of some state and local taxing authorities, distributions from the Funds that are attributable to interest on state and municipal securities issued within the Shareholder's own state may not be subject to state or local taxes.

  Prior to purchasing Shares of the Equity Funds or the Income Funds, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

  Shareholders will be furnished annually with information relating to the nature and amounts of distributions made by a Fund.


  The preceding discussion is only a summary of some of the federal tax considerations generally affecting the Funds and their Shareholders and does not address every possible situation. Distributions (including exempt-interest dividends) may be subject to state, local and foreign taxes, and non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds may suffer adverse tax consequences from investing in the Tax-Free Bond Fund and the Tax-Free Money Market Fund. Prospective Shareholders should consult their tax advisers with respect to the effect of investing in a Fund. For additional information relating to taxes, see "ADDITIONAL INFORMATION-- Additional Tax Information" in the Statement of Additional Information.


                              GENERAL INFORMATION

ORGANIZATION OF THE TRUST


  The Trust was organized as a Massachusetts business trust in 1994 and currently offers fifteen funds. The Shares of each of the Equity and Income Funds are offered in three separate classes: Class A Shares, Class C Shares and Class Y Shares. Shares of each of the Money Funds are also offered in three separate classes: Class A Shares, Class Q Shares and Class Y Shares. Each Share represents an equal proportionate interest in a fund with other Shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by fund except as otherwise expressly required by law.


  An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

  The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than

10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

MULTIPLE CLASSES OF SHARES


  In addition to Class Y Shares, the Trust also offers Class A Shares and Class C Shares of the Equity and Income Funds. These two classes differ principally with respect to sales charges and the rate of expenses to which they are subject. The Trust also offers Class A Shares of each of the Money Funds, which are sold to the general public at net asset value per Share without a sales charge, as well as Class Q Shares, which are sold at net asset value without a sales charge to certain corporations, pension plans, foundations, charitable institutions, certain large investors, insurance companies, banks and other banking institutions, and non-bank fiduciaries. Class Y Shares are not sold subject to a sales charge or CDSC and do not bear expenses under the Distribution and Shareholder Service Plans pertaining to Class A, Class C and Class Q Shares. The amount of dividends payable with respect to Class Y Shares will exceed dividends on Class A and Class C Shares as a result of the Distribution and Shareholder Service Plan fees applicable to Class A and Class
C Shares and because such Shares may bear additional retail transfer agency expenses. The amount of dividends payable with respect to Class Y Shares will also exceed dividends on Class Q Shares as a result of the Distribution and Shareholder Service Plan fees applicable to Class Q Shares. For further details regarding Class A, Class C and Class Q Shares, call the Trust at 1-800-743-8637 or your broker.






PERFORMANCE INFORMATION

  From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports. In addition, tax equivalent yield may be presented in advertisements, sales literature and Shareholder reports of the Tax-Free Money Market Fund and Tax-Free Bond Fund. Such performance figures are based on historical earnings and are not intended to indicate future performance. Also, from time to time the Equity and Income Funds may present their respective distribution rates for a class of Shares in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports.

  Standardized yield and total return quotations will be computed separately for Class A, Class C, Class Q and Class Y Shares. Because of differences in the fees and/or expenses borne by Class A, Class C, Class Q and Class Y Shares of the Funds, the net yield and total return on Class A and Class C Shares can be expected, at any given time, to be lower than the net yield and total return on Class Q and Class Y Shares for the same period, and the net yield and total return on Class Q Shares of the Money Funds can be expected to be lower than the net yield and total return on Class Y Shares for the same period.

  Investors may also judge the performance of any class of Shares or Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by various services, which indices may be published by such services or by other services or publications, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to Shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION--Performance Comparisons" in the Statement of Additional Information.

  Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Any fees charged with respect to customer accounts for investing in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if Qualivest and BISYS voluntarily reduce all or a part of their respective fees, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

ACCOUNT SERVICES

  Shareholders of the Trust may obtain current price, yield and other performance information on the Funds 24 hours a day by calling 1-800-743-8637 from any touch-tone telephone.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants. Inquiries regarding the Trust may be directed in writing to Qualivest Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-800-743-8637.

  No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

                              QUALIVEST FUNDS

                             3435 Stelzer Road
                         Columbus, Ohio  43219-3035
                               1-800-743-8637


Qualivest Funds (the "Trust") is an open-end management investment company which offers fifteen separate diversified investment portfolios ("funds"), each with different investment objectives and policies. These funds enable the Trust to meet a wide range of investment needs. This Prospectus relates only to the following funds (the "Funds"):


     .    Qualivest Large Companies Growth Fund; and
     .    Qualivest Micro Cap Value Fund.

Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), acts as the investment adviser to each of the Funds.



Additional information about the Trust and each of the Funds, contained in a Statement of Additional Information dated December 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.



The Trustees of the Trust have divided beneficial ownership of each fund into transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares. This Prospectus describes one class of Shares of each Fund -- the Class Y Shares. Class Y Shares of the Funds are currently offered only through trust departments of banks and other institutional investors (including other mutual funds distributed by the BISYS Group, Inc. and its affiliated companies) with account balances of $1,000,000 or more that have entered into a separate agreement with the Funds' distributor for monies that are held in a fiduciary, advisory, agency, custodial, or similar capacity. Each of the Funds also offers Class A Shares and Class C Shares to the general public. These classes of Shares differ from each other, and from the Class Y Shares, principally with respect to sales charges and the rate of expenses to which they are subject. Interested persons who wish to obtain a copy of the Prospectus of the Class A or Class C Shares of the Funds may contact the Trust at the telephone number shown above.

Shares of the Funds are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Funds involves investment risk, including the possible loss of principal.

This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is December 1, 1996.

                             TABLE OF CONTENTS

                                                                       Page
                                                                       ----

PROSPECTUS SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . .
     Shares Offered . . . . . . . . . . . . . . . . . . . . . . . . . .
     Offering Price and Sales Charges . . . . . . . . . . . . . . . . .
     Investment Objectives  . . . . . . . . . . . . . . . . . . . . . .
     Investment Policies  . . . . . . . . . . . . . . . . . . . . . . .
     Risk Factors and Special Considerations  . . . . . . . . . . . . .
     Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . .
     Dividends and Capital Gains  . . . . . . . . . . . . . . . . . . .
     Other Information  . . . . . . . . . . . . . . . . . . . . . . . .

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FEE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . .
     General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT TECHNIQUES AND RISK FACTORS  . . . . . . . . . . . . . . . .
     Micro Capitalization Securities  . . . . . . . . . . . . . . . . .
     Put and Call Options . . . . . . . . . . . . . . . . . . . . . . .
     Foreign Securities . . . . . . . . . . . . . . . . . . . . . . . .
     Foreign Currency Transactions  . . . . . . . . . . . . . . . . . .
     Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . .
     When-Issued and Delayed-Delivery Transactions  . . . . . . . . . .
     Lending of Portfolio Securities  . . . . . . . . . . . . . . . . .
     Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . .
     Reverse Repurchase Agreements and Dollar Roll Agreements . . . . .
     Mortgage-Related and Asset-Backed Securities . . . . . . . . . . .
     Medium-Grade Securities  . . . . . . . . . . . . . . . . . . . . .
     U.S. Government Securities . . . . . . . . . . . . . . . . . . . .
     Bankers' Acceptances . . . . . . . . . . . . . . . . . . . . . . .
     Certificates of Deposit and Time Deposits  . . . . . . . . . . . .
     Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . .
     Securities Issued by Other Investment Companies  . . . . . . . . .
     Restricted Securities  . . . . . . . . . . . . . . . . . . . . . .

VALUATION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .

                             TABLE OF CONTENTS

                                                                       Page
                                                                       ----

PURCHASING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Other Information Regarding Purchases  . . . . . . . . . . . . . .
     Exchange Privilege . . . . . . . . . . . . . . . . . . . . . . . .

REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . .
     By Mail  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     By Telephone . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Other Information Regarding Redemption of Shares . . . . . . . . .

MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . .
     Trustees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . .
     Administrator and Distributor  . . . . . . . . . . . . . . . . . .
     Other Service Providers  . . . . . . . . . . . . . . . . . . . . .
     Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . .
     Banking Laws . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Participating Organizations  . . . . . . . . . . . . . . . . . . .

DIVIDENDS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . . .
     Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Federal Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . .

GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .
     Organization of the Trust  . . . . . . . . . . . . . . . . . . . .
     Multiple Classes of Shares . . . . . . . . . . . . . . . . . . . .
     Performance Information  . . . . . . . . . . . . . . . . . . . . .
     Account Services . . . . . . . . . . . . . . . . . . . . . . . . .
     Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . .

                             PROSPECTUS SUMMARY

Shares Offered

Class Y Shares of the Qualivest Large Companies Growth Fund (the "Large Companies Growth Fund") and the Qualivest Micro Cap Value Fund (the "Micro Cap Fund") (collectively, the "Funds"), which are two separate diversified investment portfolios ("funds") of Qualivest Funds, a Massachusetts business trust (the "Trust") which is registered as an open-end management investment company.

Offering Price and Sales Charges

The public offering price of Class Y Shares of each Fund is equal to the net asset value per Share with no sales charge and no contingent deferred sales charge ("CDSC") imposed on redemptions. Class Y Shares are offered only through trust departments of banks and other institutional investors for monies that are held in a fiduciary, agency, custodial, or similar capacity.

Investment Objectives

The Large Companies Growth Fund seeks long-term capital appreciation.
- -------------------------------

The Micro Cap Fund seeks capital appreciation.
- ------------------

Investment Policies

The Large Companies Growth Fund.  Under normal market conditions, the Large
- -------------------------------
Companies Growth Fund will invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of companies with a market capitalization of at least $1 billion at the time of purchase.

The Micro Cap Fund.  Under normal market conditions, the Micro Cap Fund
- ------------------
will invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of companies with a market capitalization of less than $500 million at the time of purchase.

Risk Factors and Special Considerations

An investment in the Funds involves a certain amount of risk and may not be suitable for all investors. The Micro Cap Fund invests in small companies, which may have more volatile price fluctuations and less liquid securities markets than larger companies. See "INVESTMENT TECHNIQUES AND RISK FACTORS."

Investment Adviser

Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), serves as investment adviser to each Fund. See "MANAGEMENT OF THE FUNDS - Investment Adviser."

Dividends and Capital Gains

Dividends from net income are declared and paid quarterly for the Funds. Net realized capital gains are distributed at least annually.

Other Information

U.S. Bank ("Custodian") is the Funds' custodian. BISYS Fund Services ("BISYS" or "Distributor" or "Administrator") serves as the distributor and administrator of the Funds. BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as the transfer agent and dividend disbursing agent and provides certain accounting services for the Trust.

                               FUND EXPENSES

The following expense table indicates costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of a Fund during its first fiscal year of operation. The numbers reflect estimated levels of operating expenses.

                                 FEE TABLE

                              Qualivest Large               Qualivest Micro
                            Companies Growth Fund            Cap Value Fund
                            ---------------------           ---------------

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on
 Purchases (as a percentage
  of offering price)  . .           None                          None
Maximum Sales Charge Imposed on
 Reinvested Dividends (as a
  percentage of offering price)     None                          None
Deferred Sales Charge (as a
 percentage of redemption
  proceeds) . . . . . . .           None                          None
Redemption Fees (as a percentage
 of redemption proceeds)            None                          None
  Exchange Fees . . . . .           None                          None

Annual Fund Operating Expenses
 (as a percentage of average
 net assets annualized)
Management Fees . . . . .           1.00%                         1.00%
12b-1 Fees  . . . . . . .           None                          None
Other Expenses1 . . . . .           0.50%                         0.50%
                                    ----                          ----

Total Fund Operating Expenses       1.50%                         1.50%
                                    ====                          ====
------
1 Each Fund has adopted, but not implemented, a plan under which up to 0.25% of average daily net assets attributable to Class Y Shares may be expended to procure Shareholder services. See "MANAGEMENT OF THE FUNDS--Participating Organizations."


The purpose of this table is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Funds will bear.

Example*

An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of each time period:


                                                      Qualivest
                       Qualivest Large                Micro Cap
                    Companies Growth Fund            Value Fund
                    ---------------------            ----------

1 Year  . . . . . .         $ 15                        $ 15
3 Years . . . . . .         $ 47                        $ 47


- --------------------------

* This example should not be considered a representation of future expenses, which may be more than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.


                     INVESTMENT OBJECTIVES AND POLICIES

Under normal market conditions, each Fund will invest primarily in equity securities, including common stocks and securities convertible into common stocks, of companies believed by Qualivest to be characterized by sound management and the potential for long-term capital appreciation. Each Fund may invest in securities convertible into common stocks without regard to the rating assigned to such securities by a nationally recognized statistical rating organization ("NRSRO").

The Large Companies Growth Fund.  The investment objective of the Large
- -------------------------------
Companies Growth Fund is to seek long-term capital appreciation. Under normal market conditions, it intends to invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of large capitalization companies. Large capitalization companies are those companies with a market capitalization of at least
$1 billion at the time of purchase.

The Large Companies Growth Fund maintains a flexible investment approach and considers a variety of companies and types of securities, depending on the economic environment and the relative attractiveness of the various securities markets. The Fund generally seeks to invest in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. However, Qualivest may invest the Fund's assets in companies that do not demonstrate such characteristics if Qualivest expects such companies to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

Qualivest analyzes each company considered for investment to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share. At the same time, Qualivest conducts an analysis of the financial condition of each company and selects those prospects that demonstrate the greatest potential for above-average capital appreciation and growth in earnings.

The Micro Cap Fund.  The investment objective of the Micro Cap Fund is to
- ------------------
seek capital appreciation. Under normal market conditions, it intends to invest at least 65% of its total assets in equity securities, including common stocks and securities convertible into common stocks, of micro capitalization companies, which are those companies with a market capitalization of less than $500 million at the time of purchase. Micro capitalization stocks may be quite volatile and subject to wide fluctuations in both the short and medium term. As a result, the Micro Cap Fund may be an appropriate investment only for investors who understand and are financially able to accept greater risks.

The Micro Cap Fund seeks to achieve its investment objective by following flexible investment policies emphasizing investment in common stocks and securities convertible into common stocks that are, in Qualivest's opinion, undervalued relative to other securities at the time of purchase. In analyzing different securities, Qualivest will consider ratios of market price to book value, ratios of market price to earnings, ratios of market price to assets, estimated liquidating value, earnings growth rate, management strength, and cash flow as significant factors in assessing relative value. If in Qualivest's opinion a stock has reached a fully valued position, it will, under most circumstances, be sold and replaced by securities which are deemed to be undervalued in the marketplace.

General

If the Large Companies Growth Fund owns securities issued by a company whose market capitalization falls below $1 billion, or the Micro Cap Fund owns securities issued by a company whose market capitalization increases above $500 million, Qualivest may, but is not required to, sell such securities. However, Qualivest intends to sell such securities if, in its judgment, market conditions warrant such a sale, or if the Large Companies Growth Fund or Micro Cap Fund would no longer be primarily invested in common stocks and securities convertible into common stocks issued by large capitalization companies and micro capitalization companies, respectively. Qualivest will attempt to make such sales when market conditions are favorable.

Each Fund also may invest up to 35% of the value of its total assets in notes, units of real estate investment trusts, asset-backed and mortgage-related securities, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. Each Fund also may hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

Each Fund may invest in corporate debt securities such as debt obligations with a maturity of at least one year from the date of issue ("bonds") and notes which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's Investors
                                    ----
Service, Inc. ("Moody's"), Aaa, Aa, A and Baa, and in the case of Standard & Poor's Corporation ("S&P"), AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "INVESTMENT TECHNIQUES AND RISK FACTORS -- Medium-Grade Securities" herein.

Subject to the foregoing policies, each Fund also may invest up to 25% of its total assets in foreign securities either directly or through the purchase of American Depositary Receipts and also may invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian Commercial Paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). For a discussion of risks associated with foreign securities, see "INVESTMENT TECHNIQUES AND RISK FACTORS" herein.

Consistent with the foregoing, each Fund will focus its investments in those companies and types of companies that Qualivest believes will enable such Fund to achieve its investment objective. Neither Fund will invest more than 15% of its net assets in securities that are deemed to be illiquid. During temporary defensive periods as determined by Qualivest, a Fund may hold up to 100% of its total assets in high quality short-term debt obligations including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by U.S. Government securities or bank instruments. However, to the extent that a Fund is so invested, its investment objective may not be achieved during that time.

                            *     *     *     *

The investment objective of each Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund. Other policies of a Fund may be changed without a vote of the holders of a majority of outstanding Shares of that Fund unless (i) the policy is expressly deemed to be a fundamental policy, or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of any Fund will be achieved.

                   INVESTMENT TECHNIQUES AND RISK FACTORS

Like any investment program, an investment in a Fund entails certain risks.

Micro Capitalization Securities

The Micro Cap Fund may invest in common stocks and securities convertible into common stocks of companies with market capitalization that is low compared to other publicly traded companies. Investments in larger companies present certain advantages, in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of micro capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange. As a result, the disposition of securities to meet redemptions may require the Micro Cap Fund to sell these securities at a disadvantageous time, or at disadvantageous prices, or to make many small sales over a lengthy period of time.

Put and Call Options

Each Fund may purchase put and call options on securities, and each Fund may purchase such options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Each Fund also may engage in writing call options from time to time as Qualivest deems appropriate. The Funds will write only covered call options (options on securities or currencies owned by the particular Fund). When a portfolio security or currency subject to a call option is sold, the Fund will effect a "closing purchase transaction" -- the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that a Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

A Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, a Fund will write only covered index call options. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Fund owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

Foreign Securities

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve
                                   - 14 -
requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales.

Subject to its applicable investment policies, each Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU denominated obligations or the marketability of such securities.

Foreign Currency Transactions

The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e.,
                                                                     ----
cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract")
                                   - 15 -
involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, this tends to limit potential gains which might result from a positive change in such currency relationships. A Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Futures Contracts

The Funds also may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes.

Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 33 1/3% of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

When-Issued and Delayed-Delivery Transactions


The Funds each may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, the Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous.


Lending of Portfolio Securities

In order to generate additional income, the Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 102% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by Qualivest and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, the Fund could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Qualivest has determined to be creditworthy under guidelines established by the Board of Trustees that permit each Fund to loan up to 33 1/3% of the value of its total assets.

Repurchase Agreements


Securities held by a Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Repurchase Agreements" in the Statement of Additional Information.


Reverse Repurchase Agreements and Dollar Roll Agreements

Each Fund also may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities.


Mortgage-Related and Asset-Backed Securities

Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each Fund may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages and, accordingly, it is not possible to predict accurately the security's return to a Fund.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.


Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Funds intend to conduct their operations so that they will not invest more than 10% of their total assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers without obtaining appropriate regulatory relief.


Medium-Grade Securities

Each Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by an NRSRO (i.e., BBB or
                                                             ----
Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

Should subsequent events cause the rating of a debt security purchased by a Fund to fall below BBB or Baa, as the case may be, Qualivest will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

U.S. Government Securities

Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; some are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Bankers' Acceptances

The Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

Certificates of Deposit and Time Deposits

The Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

The Funds may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits, which are essentially the same as Eurodollar Time Deposits, except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Commercial Paper

Each Fund may invest in short-term promissory notes issued by corporations (including variable amount master demand notes) rated in the four highest categories assigned by an NRSRO or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality. The Funds also may invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Each Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

Securities Issued by Other Investment Companies

Each Fund may invest up to 10% of its total assets, in shares of money market mutual funds for cash management purposes. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

Restricted Securities

Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, Qualivest may determine
Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                            VALUATION OF SHARES

The net asset value of each Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 1:00 p.m. Pacific Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to
purchase any Shares is received.   Currently, the NYSE or the Federal
Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.

Net asset value per Share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund allocable to such class, less the liabilities charged to that Fund allocable to such class and any liabilities charged directly to that class, by the number of outstanding Shares of such class.

The net asset value per Share of the Funds will fluctuate as the value of the investment portfolio of a Fund changes.

The securities in each Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                             PURCHASING SHARES

Class Y Shares may be purchased through a broker-dealer, bank, or trust company that has established a dealer agreement with the Distributor. Class Y Shares of each Fund are continuously offered and also may be purchased directly either by mail, by telephone, or by wire.

An Account Application Form can be obtained by calling the Trust at 1-800-743-8637.

Other Information Regarding Purchases

Purchases of Class Y Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt by the Trust of an order to purchase Class Y Shares in good form ("public offering price"). In the case of orders for the purchase of Class Y Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the Distributor receives the order prior to the Valuation Time for that day and transmits it to the Trust by that Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Purchases of Class Y Shares of any of the Funds will be effected only on a Business Day of the Funds. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of that Fund.

The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made through the use of third party checks and drafts drawn on foreign financial institutions.

Every Shareholder will receive a confirmation of, or account statement reflecting, each new transaction in the Shareholder's account, which will also show the total number of Class Y Shares of the respective Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Class Y Shares of the Funds will not be issued.

Exchange Privilege

The exchange privilege enables Shareholders of Class Y Shares of a Fund (including Class Y Shares acquired through reinvestment of dividends and distributions on such Shares) to acquire at net asset value Class Y Shares offered by another fund of the Trust. Holders of Class Y Shares may not exchange their Shares for Shares of any other class, and holders of Shares of any other class may not exchange their Shares for Class Y Shares.

An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes.

A Shareholder wishing to exchange his or her Shares may do so by contacting the Custodian or an affiliate. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund to be acquired before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEEMING SHARES -- By Telephone" below.


CONVERSION FEATURE

  Class Y Shares of a Fund owned by a Shareholder who becomes ineligible to own Class Y Shares of the Fund will convert automatically to Class A Shares of the Fund. The conversion from Class Y Shares to Class A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class A Shares as he or she had of Class Y Shares. As a result of the conversion, the converted Shares will be subject to the higher fees associated with Class A Shares.


                              REDEEMING SHARES

Shareholders may redeem their Class Y Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Redemptions may be requested by mail or by telephone.

By Mail

A written request for redemption must be received by the Distributor in order to honor the request. The Distributor's address is: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent.

In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.

For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

By Telephone

Class Y Shares may be redeemed by telephone if the Account Application Form reflects that the Shareholder has elected that privilege. If the telephone feature was not originally selected, the Shareholder must provide written instructions to the Trust to add it. The Shareholder may have the proceeds mailed to the Shareholder's address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day. Wire redemption requests may be made by the Shareholder by telephone to the Trust at 1-800-743-8637. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.

The Trust's Account Application Form provides that none of BISYS, the Transfer Agent, Qualivest, the Trust or any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, Shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversions, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address above.

Other Information Regarding Redemption of Shares

All redemption orders are effected at the net asset value per Share next determined after the Class Y Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Class Y Shares in the Funds may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt of the request for redemption, or within such shorter period as required by law. To the greatest extent possible, requests from Shareholders of a Fund for next Business Day payments upon redemption of Shares will be honored if received by the Distributor before the Valuation Time on a Business Day or, if received after the Valuation Time, within two Business Days, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

At various times, the Trust may be requested to redeem Class Y Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such Class Y Shares, which delay may be for 15 days or more. Such delay may be avoided if Class Y Shares are purchased by wire transfer of federal funds. The Trust intends to pay cash for all Class Y Shares redeemed.

See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

                          MANAGEMENT OF THE FUNDS

Trustees


Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Shareholders of all of the Trust's funds. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations. The Trustees of the Trust are:
George R. Landreth, David F. Jones, John W. Judy, Raymond H. Lung and
David B. Frohnmayer.


Investment Adviser


Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon
97208, is the investment adviser of the Trust. Qualivest, a registered investment adviser, is an affiliate of U.S. Bank, which is a wholly owned subsidiary of U.S. Bancorp. U.S. Bancorp is a super-regional financial services holding company organized under the laws of Oregon in 1968. U.S. Bank, headquartered in Portland, is a national banking association chartered in 1891. It offers a wide variety of full-service and commercial banking operations in over 200 locations in Oregon. Other services of U.S. Bancorp and its subsidiaries include mortgage banking, lease financing, consumer financing, commercial finance, international banking, investment advisory, insurance agency and credit life insurance services, brokerage and venture capital. As of January 1, 1996, Qualivest had under management nearly $8.0 billion in assets. It also is investment adviser to Tax-Free Trust of Oregon, a tax-free municipal bond fund, whose assets were approximately $310 million at that date.


Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, Qualivest has agreed in its Investment Advisory Agreement with the Trust to provide or arrange for the provision of a continuous investment program for each Fund, including investment research and management with respect to the Funds' portfolio securities, investments and cash.


Michael Cusack is the Equity Manager primarily responsible for managing the Large Companies Growth Fund. Mr. Cusack received a Bachelor of Science degree in Economics from Curry College and has over twelve years of experience in investments and portfolio management, both at Qualivest and at other investment management organizations.


Dale E. Benson and Frank Magdlen, each an Equity Manager at Qualivest, have primary responsibility for management of the Micro Cap Fund. Mr. Benson has twenty-three years of investment management experience and has been employed by Qualivest since 1973. He received a Bachelor of Arts degree from Pacific Lutheran

University and a Doctorate in History from the University of Maine. Mr. Benson is a Chartered Financial Analyst. Mr. Magdlen, who also is a Chartered Financial Analyst, analyzes closely held companies for Qualivest and has twenty-two years of investment experience. He received a Bachelor of Arts degree in Finance from the University of Portland and a Master of Business Administration degree from the University of Southern California. Mr.
Magdlen has been employed by Qualivest since 1979.

For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each Fund, computed daily and paid monthly, at the following annual rates of each Fund's average daily net assets: Large Companies Growth Fund - 1.00%; and Micro Cap Fund - 1.00%. While the fees for the Funds are higher than the advisory fee paid by most investment companies, the Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies. Qualivest may periodically voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.


Administrator and Distributor

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for each fund of the Trust, and also acts as the Trust's principal underwriter and distributor.

The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from each Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.13% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of

Shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. Under its Distribution Agreement with the Trust, the Distributor may retain some or all of any sales charge imposed upon the Class A or Class C Shares. It may also receive compensation under the Distribution and Shareholder Service Plans regarding the Class A and Class C Shares.

Other Service Providers

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement with the Trust and receives a fee for such services. BISYS Fund Services Ohio, Inc. also provides certain accounting services for each of the Funds and receives a fee for such services. _____ serves as independent auditors for the Trust. United States National Bank of Oregon is the custodian of the Funds. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.

While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

Expenses

Qualivest and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Trust. Each Fund will bear the following expenses relating to its operation: organizational expenses, taxes, interest, brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, pricing of portfolio securities, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian, Transfer Agent and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of

Shareholders' reports and meetings, and any extraordinary expenses incurred in each Fund's operation.

As a general matter, expenses are allocated to the Class A, Class C and Class Y Shares of the Funds on the basis of the relative net asset value of each class. Class A and Class C Shares may bear certain additional retail transfer agency expenses. Class A and Class C Shares also bear certain additional Shareholder service and distribution costs incurred pursuant to the Distribution and Shareholder Service Plans.

The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the Shareholders of a particular class, including Class Y Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as Shareholder reports, prospectuses and proxies to current Shareholders; Blue Sky registration fees incurred by a class of Shares; Securities and Exchange Commission registration fees incurred by a class of Shares; expenses related to administrative personnel and services as required to support the Shareholders of a specific class; litigation or other legal expenses relating solely to one class of Shares; and Trustees' fees incurred as a result of issues relating solely to one class of Shares.

Portfolio Transactions

Pursuant to the Investment Advisory Agreement, Qualivest places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion. Broker-dealers selected to execute portfolio transactions for the Funds may include affiliates of the Trust, Qualivest or BISYS, provided the charge for any such transaction does not exceed usual and customary levels.

Banking Laws

Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Funds.

Qualivest is a subsidiary of U.S. Bank, and it and U.S. Bank are affiliates of a bank holding company. They are therefore subject to applicable federal banking laws and regulations. Qualivest has been advised by its counsel that it may perform the advisory services for the Funds required by the Investment Advisory Agreement and, provided that they do not engage in underwriting, selling or distribution of the Funds' Shares, Qualivest's national bank affiliates may perform shareholder servicing activities and may receive compensation without violating federal banking laws and regulations.

In the event that, due to future events, Qualivest is prohibited from acting as the Funds' investment adviser, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

Participating Organizations

The Distributor may enter into agreements with banks and their affiliates (including U.S. Bank and its affiliates), and other institutions, including broker-dealers (each a "Participating Organization"), for providing Shareholder services with respect to the Class Y Shares. Such Participating Organizations will be compensated at the annual rate of up to 0.25% of the average daily net assets of the Class Y Shares held of record or beneficially by customers of Participating Organizations who are record or beneficial owners of Class Y Shares. The Trust understands that Participating Organizations may charge fees to their customers who are the owners of Class Y Shares for additional services provided in connection with their customer accounts. These fees would be in addition to any amounts which may be received by a Participating Organization under its agreement with BISYS. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with their Participating Organizations.

The Shareholder services provided by Participating Organizations for which the fee may be paid may include providing information periodically to customers, including information showing their positions in Class Y Shares; responding to inquiries from customers concerning their investment in Class Y Shares; providing sub-accounting with respect to Class Y Shares beneficially owned by customers or the information necessary for sub-accounting; arranging for bank wires; and other continuing personal services to holders of Class Y Shares.

                            DIVIDENDS AND TAXES

Dividends


Net income is declared and paid quarterly as a dividend to Shareholders of record of the Funds. Distributable net realized capital gains are distributed at least annually. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the date of declaration, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.


Federal Taxes

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it generally will not be subject to federal income tax on its taxable income and gains that are distributed to Shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each calendar year substantially all of its taxable income and gains.

Distributions from a Fund's investment company taxable income (which includes, among other items, dividends, taxable interest and the excess, if any, of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Dividends paid by the Funds to corporate Shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares and are not eligible for the dividends-received deduction.

Certain dividends declared by a Fund in October, November or December and paid during the following January will be treated as having been received by Shareholders on December 31 in the year the distributions were declared. Reinvested distributions will be taxable as if they had been received in cash.

Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions paid to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the Shareholder's federal income tax liability.

Shareholders of the Funds should be aware that under the laws of some state and local taxing authorities, distributions from a Fund that are attributable to interest earned on certain U.S. Government securities may not be subject to state or local taxes.

Prior to purchasing Shares of the Funds, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

Shareholders will be furnished annually with information relating to the nature and amounts of distributions made by a Fund.


The preceding discussion is only a summary of some of the federal tax considerations generally affecting the Funds and their

Shareholders and does not address every possible situation. Distributions may be subject to state, local and foreign taxes, and non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. Prospective Shareholders should consult their tax advisers with respect to the effect of investing in a Fund. For additional information relating to taxes, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.


                            GENERAL INFORMATION

Organization of the Trust

The Trust was organized as a Massachusetts business trust in 1994 and consists of seventeen funds. The Shares of each Fund are offered in three separate classes: Class A Shares, Class C Shares and Class Y Shares.
Shares of the Trust's other funds also are offered in multiple separate classes. Each Share represents an equal proportionate interest in a fund with other Shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by fund except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Multiple Classes of Shares

In addition to Class Y Shares, the Trust also offers Class A Shares and Class C Shares of the Funds. These two classes differ principally with respect to sales charges and the rate of expenses to which they are subject. Class Y Shares are not sold subject to a sales charge or CDSC and do not bear expenses under the Distribution and Shareholder Service Plans pertaining to Class A and Class C Shares. The amount of dividends payable with respect to Class Y Shares will exceed dividends on Class A and Class C Shares as a result of the Distribution and Shareholder Service Plan fees applicable to Class A and Class C Shares and because such Shares may bear additional retail transfer agency expenses. For further details regarding Class A and Class C Shares, call the Trust at 1-800-743-8637 or your broker.

Each Fund intends to seek a ruling from the IRS to the effect that differing distributions among the classes of its Shares will not result in the Fund's dividends or other distributions being regarded as "preferential dividends" under the Code. While similar rulings have been issued by the IRS, complete assurance cannot, of course, be given that the Funds will receive such rulings. For additional information, see the Statement of Additional Information.

Performance Information

From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports.
Such performance figures are based on historical earnings and are not intended to indicate future performance. Also, from time to time the Funds may present their respective distribution rates for a class of Shares in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports.

Standardized yield and total return quotations will be computed separately for Class A, Class C and Class Y Shares. Because of differences in the fees and/or expenses borne by Class A, Class C and Class Y Shares of the Funds, the net yield and total return on Class A and Class C Shares can be expected, at any given time, to be lower than the net yield and total return on Class Y Shares for the same period.

Investors may also judge the performance of any class of Shares or Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by various services, which indices may be published by such services or by other services or publications, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to Shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION -- Performance Comparisons" in the Statement of Additional Information.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Any fees charged with respect to customer accounts for investing in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if Qualivest and BISYS voluntarily reduce all or a part of their respective fees, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Account Services

Shareholders of the Trust may obtain current price, yield and other performance information on the Funds or any of the Trust's funds 24 hours a day by calling 1-800-743-8637 from any touch-tone telephone.

Miscellaneous

Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants. Inquiries regarding the Trust may be directed in writing to Qualivest Funds at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by calling toll free 1-800-743-8637.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

Qualivest Capital Management, Inc. and U.S. Bank are subsidiaries of U.S. Bancorp, the largest bank holding company headquartered in the Northwest. With assets of more than $30 billion, U.S. Bancorp has provided individuals and local institutions with quality investment management for more than 100 years.

THE QUALIVEST DYNAMIC ALLOCATION SERIES:
Brought To You By U.S. Bank's Trust And
Investment Management Division

     Competitive yields, local investment management--U.S. Bank's
     Trust and Investment Management Division is proud to offer the Qualivest Dynamic Allocation Series as a part of its full range of trust services.

     Let the Qualivest Dynamic Allocation Series help take the guesswork out of investing. This convenient investment option offers you top-quality investment management that utilizes a strategic combination of stock, bond and money market funds from the Qualivest Mutual Funds. All you have to do is deter-mine your tolerance for risk and how long you have to invest and Qualivest Capital Management will do the rest.

     The strength of these mutual funds is based on the exceptional local management provided by our affiliate. Qualivest Capital Management, Inc., and the strength of trust services that indi-viduals and corporations have come to count on is provided by U.S. Bank's Trust and Investment Management Division, a Northwest leader in comprehensive estate planning, investment management and custodial services for more than 75 years.

QUALIVEST CAPITAL MANAGEMENT, INC.:
The People Behind The Performance

     The Qualivest Dynamic Allocation Series is designed to provide individual and institutional investors with the best of both worlds; nationally recognized expertise delivered with a local management perspective.

     Your investment in the Qualivest Dynamic Allocation Series benefits from the experience of the professionals at Qualivest Capital Management, Inc., a Northwest-based investment management firm that combines the advantages of institutional size and strength with the entrepreneurship of a private invest-ment counselor.

     Qualivest Dynamic Allocation Series investors are in good company; Qualivest Capital Management, Inc. invests and manages over $10 billion for a client base that includes 401(k) plans, pension and profit-sharing plans, corporations, founda-tions and private individuals.

                                   QUALIVEST
                                     FUNDS

                                 CLASS Y SHARES

                     QUALIVEST ALLOCATED CONSERVATIVE FUND
                       QUALIVEST ALLOCATED BALANCED FUND
                        QUALIVEST ALLOCATED GROWTH FUND
                      QUALIVEST ALLOCATED AGGRESSIVE FUND


             INVESTMENT ADVISER                    LEGAL COUNSEL
     Qualivest Capital Management, Inc.       Dechert Price & Rhoads
                P.O. Box 2758                   1500 K Street, N.W.
           Portland, Oregon 97208           Washington, D.C. 20005-1208


         ADMINISTRATOR & DISTRIBUTOR                  AUDITORS
             BISYS Fund Services                Deloitte & Touche LLP
              3435 Stelzer Road           1700 Courthouse Plaza Northeast
          Columbus, Ohio 43219-3035               Dayton, Ohio 45402



                               TABLE OF CONTENTS

                                                                      Page
                                                                      ----
Prospectus Summary...............................................       2
Fund Expenses....................................................       3
Fee Tables.......................................................       4
Selected Financial Information...................................       6
Investment Objectives and Policies...............................       7
Investment Objectives and Policies--Underlying Funds.............       9
Underlying Funds' Investment Techniques and Risk Factors.........      16
Valuation of Shares..............................................      24
Purchasing Shares................................................      24
Redeeming Shares.................................................      25
Management of the Funds..........................................      27
Dividends and Taxes..............................................      32
General Information..............................................      34



                          PROSPECTUS DATED DECEMBER 1, 1996


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                QUALIVEST FUNDS

3435 Stelzer Road
Columbus, Ohio
43219                                                    1-800-743-8637


    Qualivest Funds (the "Trust") is an open-end management investment company which currently offers fifteen separate diversified investment portfolios ("funds"), each with different investment objectives and policies. These funds enable the Trust to meet a wide range of investment needs. This Prospectus relates only to the following funds (the "Funds"), which are marketed as the "Dynamic Allocation Series":


- Qualivest Allocated Conservative Fund;  - Qualivest Allocated Growth Fund; and
- Qualivest Allocated Balanced Fund;      - Qualivest Allocated Aggressive Fund.

    Each Fund seeks its investment objective by investing in a diversified portfolio of certain of the other funds offered by the Trust (the "Underlying Funds").

    Qualivest Capital Management, Inc. ("Qualivest"), Portland, Oregon, a subsidiary of the United States National Bank of Oregon ("U.S. Bank"), acts as the investment adviser to each of the Funds.


    Additional information about the Trust and each of the Funds, contained in a Statement of Additional Information dated December 1, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.


    The Trustees of the Trust have divided beneficial ownership of each fund into transferable units called shares (the "Shares"). Each Fund offers multiple classes of Shares. This Prospectus describes one class of Shares of each Fund--the Class Y Shares. Class Y Shares of the Funds are currently offered only through trust departments of banks and other institutional investors (including other mutual funds distributed by the BISYS Group, Inc. and its affiliated companies) with account balances of $1,000,000 or more that have entered into a separate agreement with the Funds' distributor relating to the investment of monies that are held in a fiduciary, advisory, agency, custodial, or similar capacity. Each of the Funds also offers Class A Shares to the general public. This class of Shares differs from Class Y Shares principally with respect to sales charges and the rate of expenses to which it is subject. Interested persons who wish to obtain a copy of the Prospectus of the Class A Shares of the Funds may contact the Trust at the telephone number shown above.


    Shares of the Funds are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Funds involves investment risk, including the possible loss of principal.

    This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.
                              -------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              -------------------


                 The date of this Prospectus is December 1, 1996.

                               PROSPECTUS SUMMARY

Shares Offered........................  Class Y Shares of the Qualivest Allocated
                                          Conservative Fund (the "Conservative Fund"), the
                                          Qualivest Allocated Balanced Fund (the "Balanced
                                          Fund"), the Qualivest Allocated Growth Fund (the
                                          "Growth Fund"), and the Qualivest Allocated
                                          Aggressive Fund (the "Aggressive Fund")
                                          (collectively, the "Funds"), which are four
                                          separate diversified investment portfolios
                                          ("funds") of Qualivest Funds (the "Trust"), a
                                          Massachusetts business trust which is registered
                                          as an open-end investment company.

Offering Price and Sales Charges......  The public offering price of Class Y Shares of each
                                          Fund is equal to the net asset value per Share with
                                          no sales charge and no contingent deferred sales
                                          charge ("CDSC") imposed on redemptions. Class Y
                                          Shares are offered only through trust departments
                                          of banks and through other institutional
                                          investors for monies that are held in a
                                          fiduciary, agency, custodial, or similar
                                          capacity.

Investment Objectives.................  The Conservative Fund seeks to produce current income with a secondary objective of long-term
                                          capital appreciation.

                                        The Balanced Fund seeks to provide a balance
                                          between long-term capital appreciation and
                                          current income.

                                        The Growth Fund seeks to provide capital
                                          appreciation and income growth.

                                        The Aggressive Fund seeks to provide maximum
                                          capital appreciation.

Investment Policies...................  Each Fund seeks its investment objective by investing in a diversified portfolio of certain of
                                          the other funds offered by the Trust (the
                                          "Underlying Funds"). The Underlying Funds
                                          include: the Qualivest Large Companies Value Fund
                                          (the "Large Companies Fund"), the Qualivest Small
                                          Companies Value Fund (the "Small Companies
                                          Fund"), the Qualivest International Opportunities
                                          Fund (the "International Fund") and the Qualivest
                                          Optimized Stock Fund (the "Optimized Fund")
                                          (collectively, the "Equity Funds"); the Qualivest
                                          Intermediate Bond Fund (the "Intermediate Bond
                                          Fund") and the Qualivest Diversified Bond Fund
                                          (the "Bond Fund") (collectively, the "Income
                                          Funds"); and the Qualivest U.S. Treasury Money

                                          Market Fund (the "U.S. Treasury Fund") and the
                                          Qualivest Money Market Fund (the "Money Market
                                          Fund") (collectively, the "Money Funds"). See
                                          "INVESTMENT OBJECTIVES AND POLICIES."

Risk Factors and Special
  Considerations......................  An investment in the Funds involves a certain amount of risk and may not be suitable for all
                                          investors. See "INVESTMENT OBJECTIVES AND
                                          POLICIES-- UNDERLYING FUNDS" and "UNDERLYING
                                          FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS."

Investment Adviser....................  Qualivest Capital Management, Inc. ("Qualivest"),
                                          Portland, Oregon, a subsidiary of the United
                                          States National Bank of Oregon ("U.S. Bank"),
                                          serves as investment adviser to each Fund. See
                                          "MANAGEMENT OF THE FUNDS--Investment Adviser."

Dividends and Capital Gains...........  Dividends from net income are declared and paid quarterly for the Funds. Net realized capital gains
                                          are distributed at least annually.

Other Information.....................  U.S. Bank ("Custodian") is the Funds' custodian.
                                          BISYS Fund Services ("BISYS" or "Distributor" or
                                          "Administrator") serves as the distributor and
                                          administrator of the Funds. BISYS Fund Services
                                          Ohio, Inc. ("Transfer Agent") serves as the
                                          transfer agent and dividend disbursing agent and
                                          provides certain accounting services for the
                                          Trust.

                                 FUND EXPENSES


    The following expense tables indicate costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of a Fund. The numbers reflect estimated levels of operating expenses.

                                   FEE TABLES

                                                              QUALIVEST ALLOCATED    QUALIVEST ALLOCATED
                                                               CONSERVATIVE FUND        BALANCED FUND
                                                              -------------------    -------------------
SHAREHOLDER TRANSACTION EXPENSES

  Maximum Sales Charge Imposed on Purchases (as a
      percentage of offering price)..............................         None                   None
  Maximum Sales Charge Imposed on Reinvested Dividends
      (as a percentage of offering price)........................         None                   None
  Deferred Sales Charge (as a percentage of redemption
      proceeds)..................................................         None                   None
  Redemption Fees (as a percentage of redemption
      proceeds)..................................................         None                   None
  Exchange Fees..................................................         None                   None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)

  Management Fees................................................         0.05%                  0.05%
  12b-1 Fees.....................................................         None                   None
  Other Expenses1................................................         0.19%                  0.19%
                                                                          -----                  -----
  Total Fund Operating Expenses..................................         0.24%                  0.24%
                                                                          -----                  -----
                                                                          -----                  -----


                                                              QUALIVEST ALLOCATED    QUALIVEST ALLOCATED
                                                                  GROWTH FUND          AGGRESSIVE FUND
                                                              -------------------    -------------------
SHAREHOLDER TRANSACTION EXPENSES

  Maximum Sales Charge Imposed on Purchases (as a
      percentage of offering price)............................           None                   None
  Maximum Sales Charge Imposed on Reinvested Dividends
      (as a percentage of offering price)......................           None                   None
  Deferred Sales Charge (as a percentage of redemption
      proceeds)................................................           None                   None
  Redemption Fees (as a percentage of redemption
      proceeds)................................................           None                   None
  Exchange Fees................................................           None                   None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)

  Management Fees..............................................           0.05%                  0.05%
  12b-1 Fees...................................................           None                   None
  Other Expenses1..............................................           0.19%                  0.19%
                                                                          -----                  -----
  Total Fund Operating Expenses................................           0.24%                  0.24%
                                                                          -----                  -----
                                                                          -----                  -----

------
1 Each Fund has adopted, but not implemented, a plan under which up to 0.25% of average daily net assets attributable to Class Y Shares may be expended to procure Shareholder services. See "MANAGEMENT OF THE FUNDS--Participating Organizations."

    In addition to the expenses shown above, Shareholders of the Funds will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the currently operative Underlying Funds.

                                                        EXPENSE
                                                         RATIO
                                                        -------
Large Companies Fund.................................     0.93%
Small Companies Fund.................................     1.08%
International Fund...................................     0.81%
Optimized Fund.......................................     0.60%
Intermediate Bond Fund...............................     0.76%
Bond Fund............................................     0.61%
U.S. Treasury Fund...................................     0.31%
Money Market Fund....................................     0.51%

    Based on the expenses for the Funds and the Underlying Funds shown above, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:


                                                        EXPENSE
                                                         RATIO
                                                        -------
Conservative Fund...................................      0.95%
Balanced Fund.......................................      1.02%
Growth Fund.........................................      1.06%
Aggressive Fund.....................................      1.11%


EXAMPLES*

    On the basis of these estimated expense levels, an investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and
(2) redemption at the end of each time period:

                                                              QUALIVEST ALLOCATED    QUALIVEST ALLOCATED
                                                               CONSERVATIVE FUND        BALANCED FUND
                                                              -------------------    -------------------
1 Year.....................................................           $10                    $10
3 Years....................................................           $30                    $32


                                                              QUALIVEST ALLOCATED    QUALIVEST ALLOCATED
                                                                  GROWTH FUND          AGGRESSIVE FUND
                                                              -------------------    -------------------
1 Year.....................................................           $11                    $11
3 Years....................................................           $34                    $35

------------

* These examples should not be considered representations of future expenses, which may be more than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.



                   SELECTED FINANCIAL INFORMATION

  The following tables of selected financial information are included to assist Shareholders in evaluating the performance of the Funds since their commencements of operations through July 31, 1996. The information set forth in these tables has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report on the Funds' financial statements is included in the Funds' Annual Report, which may be obtained without charge, and is incorporated by reference in the Funds' Statement of Additional Information. The Annual Report also includes Management's Discussion of Fund Performance. This information should be read in conjunction with the financial statements.



                                                             QUALIVEST ALLOCATED      QUALIVEST ALLOCATED
                                                              CONSERVATIVE FUND          BALANCED FUND
                                                                MAY 1, 1996 TO          MAY 1, 1996 TO
                                                                JULY 31, 1996(A)         JULY 31, 1996(A)
                                                             -------------------      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD ................        $             10.00      $             10.00
                                                             -------------------      -------------------
INVESTMENT ACTIVITIES
       Net investment income.........................                       0.08                     0.06
       Net realized and unrealized
          losses from investments....................                      (0.09)                   (0.28)
                                                             -------------------      -------------------
          Total from Investment Activities...........        $             (0.01)     $             (0.22)
                                                             -------------------      -------------------
DISTRIBUTIONS
       Net investment income.........................                      (0.03)                   (0.03)
                                                             -------------------      -------------------
NET ASSET VALUE, END OF PERIOD.......................        $              9.96      $              9.75
                                                             ===================      ===================
TOTAL RETURN (b).....................................                      -0.08%                   -2.21%
RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000)................        $             7,573      $            38,283
    Ratio of expenses to
             average net assets(c)...................                       0.34%                    0.22%
    Ratio of net investment income
             to average net assets(c)................                       3.77%                    2.67%
    Portfolio turnover rate(d).......................                          3%                       4%

                                                              QUALIVEST ALLOCATED      QUALIVEST ALLOCATED
                                                                  GROWTH FUND            AGGRESSIVE FUND
                                                                 MAY 1, 1996 TO          MAY 1, 1996 TO
                                                                 JULY 31, 1996(A)         JULY 31, 1996(A)
                                                              -------------------      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $             10.00      $             10.00
                                                              -------------------      -------------------
INVESTMENT ACTIVITIES................................
       Net investment income.........................                        0.04                     0.02
       Net realized and unrealized
          losses from investments....................                       (0.29)                   (0.40)
                                                              -------------------      -------------------
          Total from Investment Activities...........         $             (0.25)     $             (0.38)
                                                              -------------------      -------------------
DISTRIBUTIONS
       Net investment income.........................                       (0.03)                   (0.02)
                                                              -------------------      -------------------
NET ASSET VALUE, END OF PERIOD.......................         $              9.72      $              9.60
                                                              ===================      ===================
TOTAL RETURN (b).....................................                       -2.52%                   -3.78%
RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000)................         $            10,801       $            8,207
    Ratio of expenses to
             average net assets(c)...................                        0.31%                    0.35%
    Ratio of net investment income
             to average net assets(c)................                        1.58%                    0.70%
    Portfolio turnover rate(d).......................                           4%                      18%


------------

(a)    Period from commencement of operations.
(b)    Not annualized.
(c)    Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                       INVESTMENT OBJECTIVES AND POLICIES

  The Funds are designed to achieve different investment objectives and to pursue these objectives by means of different investment strategies. Shareholders should carefully consider their investment goals and willingness to tolerate investment risk before investing in the Funds.

  The Conservative Fund. The investment objective of the Conservative Fund is to seek to produce current income with a secondary objective of long-term capital appreciation.

  The Conservative Fund is designed for investors who want a source of steady investment income with limited Share price fluctuation, and who are willing to bear limited investment risk. This Fund will concentrate its investments in Underlying Funds that invest primarily in fixed income securities and short-term money market instruments. However, for purposes of achieving capital appreciation and investment income, the Conservative Fund also may invest a portion of its assets in Underlying Funds that invest primarily in equity securities.

  The Balanced Fund. The investment objective of the Balanced Fund is to seek to provide a balance between long-term capital appreciation and current income.

  The Balanced Fund seeks this objective by broadly diversifying its assets among most or all of the Underlying Funds, with emphasis placed on investments in the Equity Funds and the Income Funds. This Fund offers investors greater potential for capital appreciation than does the Conservative Fund by virtue of its larger investments in the Equity Funds, while also offering investors the potential for investment income. This Fund may be suitable for investors seeking capital appreciation in addition to income, and who are willing to bear some risk of loss and Share price fluctuation inherent in equity securities.

  The Growth Fund. The investment objective of the Growth Fund is to seek to provide capital appreciation and income growth.

  The Growth Fund is designed for investors seeking capital appreciation primarily through an equity-oriented investment. This Fund focuses on investments in the Equity Funds, although it also will invest in the Income Funds and Money Funds. However, this Fund emphasizes the potential rewards and risks of an investment in equity securities.

  The Aggressive Fund. The investment objective of the Aggressive Fund is to seek to provide maximum capital appreciation.

  The Aggressive Fund seeks to achieve this objective by investing substantially all of its assets in those Underlying Funds that invest primarily in equity securities. While this Fund's investments are most heavily weighted toward the Large Companies Fund and Optimized Fund, up to 35% of its assets may be invested in each of the Small Companies Fund and the International Fund. Accordingly, this Fund is oriented toward those investors seeking long-term capital appreciation, with the potential for greater gains but with greater risk of loss.

  The Funds will invest their assets in the following Underlying Funds, within the ranges (expressed as a percentage of each Fund's assets) indicated below:

                                   CONSERVATIVE   BALANCED   GROWTH   AGGRESSIVE
UNDERLYING FUND                        FUND         FUND      FUND       FUND
-------------------                ------------   --------   ------   ----------
Large Companies Fund...........        0-35%        0-35%     0-35%      0-50%
Small Companies Fund...........        0-35%        0-35%     0-35%      0-35%
International Fund.............        0-35%        0-35%     0-35%      0-35%
Optimized Fund.....                    0-35%        0-35%     0-35%      0-50%
Intermediate Bond Fund.........        0-50%        0-35%     0-35%         0%
Bond Fund..........                    0-50%        0-35%     0-35%         0%
U.S. Treasury Fund.............        0-10%        0-10%     0-10%         0%
Money Market Fund..............        0-10%        0-10%     0-10%      0-10%

  For purposes of determining each Fund's compliance with these percentage limitations,

Qualivest will determine the value of a Fund's assets at the time of investment.

  While Qualivest intends to invest each Fund's assets in the Underlying Funds within the ranges set forth above, and to periodically adjust the allocations in response to economic and market conditions, each Fund has a "neutral mix" representing the intended typical allocation of the Fund's assets over time. Qualivest anticipates that each Fund's neutral mix will be as follows:


                                  UNDERLYING FUNDS
                            ----------------------------
                                             INCOME AND
FUND                        EQUITY FUNDS     MONEY FUNDS
------------------------    ------------     -----------

Conservative Fund.......          30%             70%
Balanced Fund...........          60%             40%
Growth Fund.............          80%             20%
Aggressive Fund.........         100%              0%



  The investment policies set forth above are designed to assure that each Fund maintains a consistent investment approach. However, the Funds do not have the same investment flexibility as other mutual funds that are not subject to these limitations. Also, because the Funds have adopted a policy of limiting redemptions to no more than 3% of any Underlying Fund's Shares during any month, except as necessary to meet redemption requests by the Funds' Shareholders, the Funds may be unable to reallocate assets among the Underlying Funds as quickly as would be the case in the absence of this constraint.

  Each Fund's investments are concentrated in the Underlying Funds, and the investment performance of each Fund is directly related to the performance of the Underlying Funds. The Funds will invest in the Class Y Shares of the Underlying Funds, which are sold at net asset value per Share with no sales charge or CDSC. See "INVESTMENT OBJECTIVES AND POLICIES--UNDERLYING FUNDS" for a description of the Underlying Funds in which the Funds invest.

  In addition to Shares of the Underlying Funds, for temporary cash management purposes, each Fund may invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, reverse repurchase agreements and dollar roll agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, asset-backed and mortgage-related securities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Funds also may hold depositary or custodial receipts representing beneficial interests in any of the foregoing securities. See "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS" for a description of these investments.

                                *    *    *    *

  The investment objective of each Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of that Fund. Other policies of a Fund may be changed without a vote of the holders of a majority of outstanding Shares of that Fund unless (i) the policy is expressly deemed to be a fundamental policy, or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objectives of any Fund will be achieved.

              INVESTMENT OBJECTIVES AND POLICIES--UNDERLYING FUNDS

  The following is a description of the investment objectives and policies of the Underlying Funds. Additional investment practices are described in "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS," the Statement of Additional Information, and the Prospectus for each of the Underlying Funds.

EQUITY FUNDS

LARGE COMPANIES AND SMALL COMPANIES FUNDS

  The Large Companies Fund. The investment objective of the Large Companies Fund is to seek long-term capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of large capitalization companies. For purposes of this policy, large capitalization companies are those with capitalization of $1 billion or more at the time of purchase.

  The Small Companies Fund. The investment objective of the Small Companies Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of small-sized companies. For purposes of this policy, small-sized companies are those with capitalization of less than $1 billion at the time of purchase. Smaller capitalization stocks may be quite volatile and subject to wide fluctuations in both the short and medium term.


  Each of these Underlying Funds seeks to achieve its investment objective by following flexible investment policies emphasizing investment in common stocks and securities convertible into common stocks (without regard to rating by a nationally recognized statistical rating organization ("NRSRO")) that are, in Qualivest's opinion, undervalued relative to other securities at the time of purchase. In analyzing different securities, Qualivest will consider various investment oriented ratios as significant factors in assessing relative value, including market price to book value, market price to earnings, and market price to assets. Also considered are estimated liquidating value, earnings growth rate, and cash flow. If, in Qualivest's opinion, a stock has reached a fully valued position, it will, under most circumstances, be sold and replaced by securities which are deemed to be undervalued in the marketplace.


  Under normal market conditions, each of the Large Companies and Small Companies Funds will invest primarily in common stocks and securities convertible into common stocks of companies believed by Qualivest to be characterized by sound management and the potential for long-term capital appreciation. Qualivest also may consider income and payment of dividends in selecting securities for the Large Companies Fund. Under normal market conditions, the Large Companies Fund intends to invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of at least $1 billion at the time of purchase. In addition, under normal market conditions, the Small Companies Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies with a market capitalization of less than $1 billion at the time of purchase. If the Large Companies Fund owns securities issued by a company whose market capitalization falls below $1 billion, or the Small Companies Fund owns securities issued by a company whose market capitalization increases above $1 billion, Qualivest may, but is not required to, sell such securities. However, Qualivest will sell such securities if, in its judgment, market conditions warrant such a sale, or if the Large Companies Fund or Small Companies Fund would no longer be primarily invested in common stocks and securities convertible into common stocks issued by large capitalization companies and small-sized companies, respectively.

  Each of the Large Companies and Small Companies Funds may also invest up to 35% of the value of its total assets in preferred stocks, notes, units of real estate investment trusts, asset-backed and mortgage-related securities, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. Each of these Underlying Funds may also hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

  Each of these Underlying Funds may invest in corporate debt securities such as debt obligations with a maturity of at least one year from the date of issue ("bonds") and notes which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's Investors Service, Inc. ("Moody's"), Aaa, Aa, A and Baa, and in the case of Standard & Poor's Corporation ("S&P"), AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.

  Subject to the foregoing policies, each of these Underlying Funds may also invest up to 25% of its total assets in foreign securities either directly or through the purchase of American Depositary Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian Commercial Paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). For a discussion of risks associated with foreign securities, see "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS" herein.

INTERNATIONAL AND OPTIMIZED FUNDS

  The International Fund. The investment objective of the International Fund is to seek capital appreciation. It invests primarily in common stocks and securities convertible into common stocks of companies that are organized under the laws of countries other than the U.S.

  The Optimized Fund. The investment objective of the Optimized Fund is to seek capital appreciation and current income.

  The International Fund and the Optimized Fund each seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks (without regard to NRSRO rating) of companies whose securities are listed on a specific securities index. While the performance of the Optimized Fund may be expected to approximate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), Qualivest seeks to outperform the S&P 500 Index through limited management of the Optimized Fund's portfolio.

  Under normal market conditions, at least 80% of the total assets of the International Fund will be invested in common stocks and securities convertible into common stocks of foreign companies whose securities are listed on the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (the "EAFE Index"). The International Fund will invest in the securities of issuers from at least three countries other than the U.S. Investments are selected for inclusion in the International Fund's portfolio primarily on the basis of market capitalization and industry weightings, and to create an aggregate country weighting similar to that of the EAFE Index. While Qualivest anticipates that substantially all of the International Fund's assets will be so invested, Qualivest may invest up to 20% of its total assets in common stocks and securities convertible into common stocks of large capitalization U.S. companies that Qualivest deems to present attractive investment opportunities due to such companies' foreign business operations.

  Under normal market conditions, at least 80% of the Optimized Fund's total assets will be invested in common stocks and securities convertible into common stocks of companies whose securities are listed on the S&P 500 Index. While Qualivest anticipates that substantially all of the Optimized Fund's assets will be so invested, Qualivest may invest up to 20% of its total assets as described below.

  The Optimized Fund does not intend to mirror the performance of the S&P 500 Index; rather, it seeks to optimize its investments in S&P 500 Index companies and outperform the S&P 500 Index over time by investing in securities that, on the basis of computerized modelling and performance optimization strategies implemented by Qualivest, demonstrate attributes that indicate performance superior to that of the S&P 500 Index as a whole. The S&P 500 Index is composed of 500 common stocks chosen by S&P on a statistical basis to be included in the index. Because of the market-value weighting, the largest companies in the S&P 500 Index typically account for a disproportionate share of the index. Qualivest believes that an investment in securities of companies listed on the S&P 500 Index may be optimized by selecting those securities whose growth and value characteristics indicate that their performance, relative to the other securities listed on the S&P 500 Index, will exceed the extent to which the S&P 500 Index reflects their performance. Qualivest intends to utilize computer modelling and other strategies to identify those stocks that, in light of its assessment of general economic conditions, Qualivest believes will achieve capital appreciation and current income superior to the performance of a portfolio that merely seeks to replicate the S&P 500 Index.

  Each of the International Fund and the Optimized Fund may also invest up to 20% of the value of its total assets in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. These Underlying Funds may also each hold securities of other investment companies and depositary or custodial receipts representing beneficial interests in any of the foregoing securities.

  The portfolio turnover rate for the International Fund and the Optimized Fund is expected to be under 50%, a generally lower turnover rate than for most other investment companies. Qualivest believes that a lower turnover rate will reduce securities transaction costs incurred by these Underlying Funds.

                                *    *    *    *

  Consistent with the foregoing, each of the Equity Funds will focus its investments in those companies and types of companies that Qualivest believes will enable such Underlying Fund to achieve its investment objective. No Equity Fund will invest more than 15% of its net assets in securities that are deemed to be illiquid. During temporary defensive periods as determined by Qualivest, any of the Equity Funds may hold up to 100% of its total assets in high quality (i.e., rated within the top two rating categories by an NRSRO) short-term debt obligations, including domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by bank instruments. However, to the extent that an Equity Fund is so invested, its investment objective may not be achieved during that time.


INCOME FUNDS

  The Intermediate Bond Fund. The investment objective of the Intermediate Bond Fund is to seek current income consistent with preservation of capital.

  The Bond Fund. The investment objective of the Bond Fund is to seek current income consistent with preservation of capital.

  Under normal market conditions, at least 65% of the total assets of the Intermediate Bond Fund and Bond Fund will be invested in bonds, which for this purpose include debt obligations with a maturity of at least one year from the date of issue. Fixed income or debt securities in which these Underlying Funds may invest can have maturities of up to thirty years or more. Each of these Underlying Funds may invest up to 35% of its total assets in high quality money market instruments such as commercial paper (including variable amount master demand notes), certificates of deposit and bankers' acceptances, variable and floating rate notes, and asset-backed securities without regard to maturity, except as set forth below. In addition, these Underlying Funds may engage in certain loans of portfolio securities, repurchase agreements and reverse repurchase agreements, and may also invest in securities of other investment companies. The Intermediate Bond Fund will maintain a dollar-weighted average maturity of three to seven years under ordinary market conditions, while the Bond Fund will maintain a dollar-weighted average maturity of approximately seven to eleven years under ordinary market conditions.

  Each of these Underlying Funds expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, will represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

  Each of these Underlying Funds may also invest in corporate debt securities and convertible debt securities which are rated at the time of purchase within the four highest rating groups assigned by an NRSRO (e.g., in the case of Moody's, Aaa, Aa, A and Baa, and in the case of S&P, AAA, AA, A and BBB), which are considered to be investment grade or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality. For a description of NRSROs and their rating symbols, see the Appendix to the Statement of Additional Information. For a discussion of debt securities rated within the fourth highest rating group assigned by an NRSRO, see "UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS--Medium-Grade Securities" herein.

  Each of these Underlying Funds may hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper rated at the time of purchase within the top two categories by an NRSRO (e.g., "A-2" or better by S&P, "Prime-2" or better by Moody's, or "F-2" or better by Fitch Investors Service ("Fitch")) or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, including variable amount master demand notes, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These Underlying Funds may also invest in securities of other investment companies or in Guaranteed Investment Contracts ("GICs"), which are considered to be illiquid securities.


  Each of these Underlying Funds may also invest in obligations of the Export-Import Bank of the United States, in U.S. dollar denominated international bonds for which the primary trading market is in the U.S. ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"), and in Canadian Bonds and bonds issued by institutions, such as the World Bank and the European Economic Community, organized for a specific purpose by two or more sovereign governments ("Supranational Agency Bonds").


  Each of these Underlying Funds expects to invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments ("Stripped Treasury Obligations"), and mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Farm Credit Bureau ("FFCB"), the Tennessee Valley Authority ("TVA"), the Federal Home Loan Bank ("FHLB"), the Federal Land Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and in mortgage-related securities issued by nongovernmental entities.


  Each of these Underlying Funds may invest in mortgage-related securities which are rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, which Qualivest deems to present attractive opportunities and are of comparable quality, and have mortgage obligations backing such securities. Each of these Underlying Funds also may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. Neither of these Underlying Funds will purchase mortgage-related securities or any other assets which in Qualivest's opinion are illiquid, if as a result, more than 15% of the value of its net assets will be illiquid.


  Mortgage-related securities in which these Underlying Funds may invest may also include collateralized mortgage obligations ("CMOs"), which are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral.

  Each of these Underlying Funds may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of leases, retail installment loans or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS"). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities will be purchased only if they meet the rating requirements set forth above or, if unrated, are deemed to be of comparable quality by Qualivest with respect to these Underlying Funds' investments in fixed-income securities of U.S. corporations and mortgage-related securities.

  An increase in interest rates will generally reduce the value of the investments in these Underlying Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, Qualivest may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate.

                                *    *    *    *

  In making investment decisions for the Income Funds, Qualivest will consider many factors, including current yield, maturity, and yield to maturity. Qualivest will also monitor the financial condition of the issuers of the Income Funds' portfolio investments and may shorten the average weighted portfolio maturity of an Income Fund, in light of each such Underlying Fund's investment objective of preservation of capital, if economic or market conditions warrant such action.

MONEY FUNDS

  Although each Money Fund has the same investment adviser and a similar investment objective, its particular portfolio securities and yield may differ due to differences in the types of permitted investments, cash flow, and the availability of particular portfolio investments.

  The U.S. Treasury Fund. The investment objective of the U.S. Treasury Fund is to seek current income consistent with liquidity and stability of principal.


  Under normal market conditions, the U.S. Treasury Fund invests at least 65% of its total assets in short-term U.S. Treasury bills, notes, and bonds and in other obligations backed by the full faith and credit of the U.S. Treasury.
The U.S. Treasury Fund may invest up to 35% of its total assets in other types of high quality rated money market instruments and money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.


  This Underlying Fund expects that a majority of its income will be exempt from state taxes as a result of its investing in U.S. Government securities whose interest payments are state tax-exempt. Most states allow for a pass-through of this tax exemption, so that the U.S. Treasury Fund's dividend distributions may also be state tax-exempt with respect to the income earned by it on U.S. Government securities.

  The Money Market Fund. The investment objective of the Money Market Fund is to seek current income consistent with liquidity and stability of principal.

  The Money Market Fund invests in high quality rated money market instruments and other money market instruments that, although not rated, are deemed to be of comparable high quality as determined by Qualivest pursuant to guidelines adopted by the Board of Trustees.

                                *    *    *    *

  Each Money Fund invests exclusively in U.S. dollar denominated instruments which Qualivest, acting pursuant to guidelines adopted by the Board of Trustees, determines present minimal credit risks and which at the time of acquisition are rated by one or more appropriate NRSROs (e.g., S&P, Moody's and Fitch) within one of the two highest rating categories for short-term debt obligations or, if unrated, are of comparable quality. In addition, each Money Fund diversifies its investments so that, with minor exceptions and except for U.S. Government securities, not more than 5% of its total assets is invested in the securities of any one issuer, not more than 5% of its total assets is invested in securities of all issuers rated by the NRSRO at the time of investment in the second highest rating category for short-term debt obligations or in unrated securities deemed to be of comparable quality to securities rated in the second highest rating categories for short-term debt obligations ("Second Tier Securities") and not more than the greater of 1% of total assets or one million dollars is invested in the securities of any one issuer of Second Tier Securities. In addition, no Money Fund will invest more than 10% of its net assets in securities that are deemed to be illiquid at the time of purchase. All securities or instruments in which a Money Fund invests have remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations in a Money Fund will not exceed 90 days.


  Subject to the foregoing general limitations, the Money Funds expect to invest in the types of securities discussed below under "UNDERLY-
ING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS." These securities include short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, short-term asset-backed and mortgage-related securities, bankers' acceptances, certificates of deposit and time deposits (including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), and Yankee Certificates of Deposit ("Yankee CDs")), commercial paper (including variable amount master demand notes), securities issued by other money market investment companies, debt obligations with remaining maturities of 397 calendar days or less, taxable obligations issued by municipalities, GICs, repurchase agreements, reverse repurchase agreements and dollar roll agreements.


            UNDERLYING FUNDS' INVESTMENT TECHNIQUES AND RISK FACTORS

  Each Fund's Share price will fluctuate in response to changes in the Share price of one or more of the Underlying Funds, which are permitted to engage in a wide range of investment techniques. Like any investment program, an investment in an Underlying Fund entails certain risks.

U.S. GOVERNMENT OBLIGATIONS

  Obligations of certain agencies and instrumentalities of the U.S. Government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the FFCB or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.


  The Stripped Treasury Obligations in which the Underlying Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs"). Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

  Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each of the Funds and the Underlying Funds, except the Optimized Fund and the International Fund, may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly.

  Early repayment of principal on mortgage-related securities may expose a Fund or an Underlying Fund to a lower rate of return upon reinvestment of principal. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not be possible to predict accurately a security's return to a Fund or an Underlying Fund.


  Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund or an Underlying Fund may invest in other asset-backed securities that may be developed in the future.

  Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Underlying Funds intend to conduct their operations so that they will not invest more than 10% (25% for the Money Funds) of their total assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers without obtaining appropriate regulatory relief.

BANKERS' ACCEPTANCES

  The Funds and Underlying Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

CERTIFICATES OF DEPOSIT AND TIME DEPOSITS

  The Funds and Underlying Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


  The Funds and Underlying Funds may also invest in ECDs, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the U.S.; ETDs, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; CTDs, which are essentially the same as ETDs, except they are issued by Canadian offices of major Canadian banks; and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S.


  None of the Money Funds will invest in excess of 10% of its net assets in time deposits with maturities in excess of seven days which are subject to penalties upon early withdrawal. Such time deposits include ETDs and CTDs but do not include certificates of deposit.

COMMERCIAL PAPER


  Each Fund, the Income Funds, the Money Market Fund, and, within the limitations described above, the U.S. Treasury Fund may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch) or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality to instruments that are so rated. The Equity Funds may invest in such instruments if rated in the four highest categories assigned by an NRSRO or, if not rated, found by Qualivest pursuant to guidelines adopted by the Board of Trustees to be of comparable quality. The Money Market Fund, the Equity Funds and the Income Funds may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.


  Each of the Funds and the Underlying Funds may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Funds and the Underlying Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

PUT AND CALL OPTIONS

  Each Equity and Income Fund may purchase put and call options on securities, and each Equity Fund other than the Optimized Fund may purchase such options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. Each Underlying Fund may also engage in writing call options from time to time as Qualivest deems appropriate. The Underlying Funds will write only covered call options (options on securities or currencies owned by the particular Underlying
Fund). When a portfolio security or currency subject to a call option is sold, the Underlying Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Underlying Fund previously has written. If such

Underlying Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Underlying Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Underlying Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that an Underlying Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.


  An Underlying Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, an Underlying Fund will write only covered index call options. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


  Price movements in securities which an Underlying Fund owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, an Underlying Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FOREIGN SECURITIES

  Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

  If a security is denominated in foreign currency, the value of the security to an Underlying Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Underlying Funds' assets.

  For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, an eligible Equity Fund can avoid currency risks during the settlement period for either purchases or sales.

  Subject to its applicable investment policies, each Equity Fund other than the Optimized Fund may invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such adjustments may adversely affect holders of ECU denominated obligations or the marketability of such securities.

FOREIGN CURRENCY TRANSACTIONS

  The value of the assets of an Equity Fund other than the Optimized Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and an Underlying Fund may incur costs in connection with conversions between various currencies. An Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Equity Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, this tends to limit potential gains which might result from a positive change in such currency relationships. An Equity Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

  It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for an Equity Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Underlying Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Underlying Fund is obligated to deliver.

  If an Equity Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If an Equity Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Equity Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

REPURCHASE AGREEMENTS

  Securities held by a Fund or an Underlying Fund (other than the U.S. Treasury
Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund or an Underlying Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase obligations, a Fund or an Underlying Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


  Each of the Funds and Underlying Funds may also borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund or an Underlying Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund or an Underlying Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities sold by a Fund or an Underlying Fund may decline below the price at which it is obligated to repurchase the securities.


FUTURES CONTRACTS

  The Equity and Income Funds may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. An Underlying Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes.

  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of an Underlying Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 33 1/3% of the market value of an Underlying Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Underlying Fund's qualification as a regulated investment company.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS


  The Underlying Funds may each purchase securities on a when-issued or delayed-delivery basis. An Underlying Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. An Underlying Fund will not pay for such securities or start earning interest on them until they are received. When an Underlying Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. In when-issued and delayed-delivery transactions, an Underlying Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Underlying Fund to miss a price or yield considered to be advantageous.


LENDING OF PORTFOLIO SECURITIES

  In order to generate additional income, the Equity Funds and the Income Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Underlying Funds must receive 102% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by Qualivest and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Underlying Funds. During the time portfolio securities are on loan, the borrower pays the Underlying Funds any dividends or interest paid on such securities. Loans are subject to termination by the Underlying Funds or the borrower at any time. While the Underlying Funds do not have the right to vote securities on loan, they intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to an Underlying Fund, the Underlying Fund could experience delays in recovering its securities and possible capital losses. The Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Qualivest has determined to be creditworthy under guidelines established by the Board of Trustees that permit each Underlying Fund to loan up to 33 1/3% of the value of its total assets.

MEDIUM-GRADE SECURITIES

  Each of the Income Funds, the Large Companies Fund and the Small Companies Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by an NRSRO (i.e., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

  Should subsequent events cause the rating of a debt security purchased by one of the Underlying Funds to fall below BBB or Baa, as the case may be, Qualivest will consider such an event in determining whether an Underlying Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

  Each of the Equity and Income Funds may invest up to 10% of its total assets, and each of the Money Funds may invest up to 25% of its total assets, in shares of money market mutual funds for cash management purposes. The U.S. Treasury Fund expects to make such purchases only in money market funds that restrict their investments to U.S. Government securities. An Underlying Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies.

RESTRICTED SECURITIES

  Securities in which the Underlying Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Underlying Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, Qualivest may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                              VALUATION OF SHARES

  The net asset value of each Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 1:00 p.m. Pacific Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE or the Federal Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.

  Net asset value per Share for a particular class for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund allocable to such class, less the liabilities charged to that Fund allocable to such class and any liabilities charged directly to that class, by the number of outstanding Shares of such class.

  The net asset value per Share of the Funds will fluctuate as the value of the investment portfolio of a Fund changes.

                               PURCHASING SHARES

  Class Y Shares may be purchased through a broker-dealer, bank, or trust company that has established a dealer agreement with the Distributor. Class Y Shares of each Fund are continuously offered and also may be purchased directly either by mail, by telephone, or by wire.

  An Account Application Form can be obtained by calling the Trust at 1-800-743-8637.

OTHER INFORMATION REGARDING PURCHASES

  Purchases of Class Y Shares of the Funds will be executed at the next calculated net asset value per Share following the receipt by the Trust of an order to purchase Class Y Shares in good form ("public offering price"). In the case of orders for the purchase of Class Y Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the Distributor receives the order prior to the Valuation Time for that day and transmits it to the Trust by that Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. Purchases of Class Y Shares of any of the Funds will be effected only on a Business Day of the Funds. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of that Fund.

  The Trust reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made through the use of third party checks and drafts drawn on foreign financial institutions.

  Every Shareholder will receive a confirmation of, or account statement reflecting, each new transaction in the Shareholder's account, which will also show the total number of Class Y Shares of the respective Fund owned by the Shareholder. Shareholders may rely on these statements in lieu of certificates. Certificates representing Class Y Shares of the Funds will not be issued.

EXCHANGE PRIVILEGE

  The exchange privilege enables Shareholders of Class Y Shares (including Class Y Shares acquired through reinvestment of dividends and distributions on such Shares) to acquire at net asset value Class Y Shares offered by another Fund with a different investment objective, or Class Y Shares offered by any of the Trust's other funds. Holders of Class Y Shares may not exchange their Shares for Shares of any other class, and holders of Shares of any other class may not exchange their Shares for Class Y Shares. The foregoing exchange privilege may be exercised only once during a calendar year and upon request by the Shareholder and may be terminated or modified by the Trust at any time, or from time to time.


  An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Custodian or an affiliate. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the Fund or fund to be acquired before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "REDEEMING SHARES--By Telephone" below.


CONVERSION FEATURE

  Class Y Shares of a Fund owned by a Shareholder who becomes ineligible to own Class Y Shares of the Fund will convert automatically to Class A Shares of the Fund. The conversion from Class Y Shares to Class A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class A Shares as he or she had of Class Y Shares. As a result of the conversion, the converted Shares will be subject to the higher fees associated with Class A Shares.

                                REDEEMING SHARES

  Shareholders may redeem their Class Y Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Redemptions may be requested by mail or by telephone.

BY MAIL

  A written request for redemption must be received by the Distributor in order to honor the request. The Distributor's address is: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if all of the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution.


  For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations, as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.


BY TELEPHONE

  Class Y Shares may be redeemed by telephone if the Account Application Form reflects that the Shareholder has elected that privilege. If the telephone feature was not originally selected, the Shareholder must provide written instructions to the Trust to add it. The Shareholder may have the proceeds mailed to the Shareholder's address or mailed or wired to a commercial bank account previously designated on the Account Application Form. Under most circumstances, payments will be transmitted on the next Business Day. Wire redemption requests may be made by the Shareholder by telephone to the Trust at 1-800-743-8637. While the Transfer Agent currently does not charge a wire redemption fee, the Transfer Agent reserves the right to impose such a fee in the future.

  The Trust's Account Application Form provides that none of BISYS, the Transfer Agent, Qualivest, the Trust or any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, Shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversions, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a Shareholder is unable to contact the Funds by telephone, a Shareholder may also mail the redemption request to the Distributor at the address above.

OTHER INFORMATION REGARDING REDEMPTION OF SHARES

  All redemption orders are effected at the net asset value per Share next determined after the Class Y Shares are properly tendered for redemption, as described above. The proceeds paid upon redemption of Class Y Shares in the Funds may be more or less than the amount invested. Payment to Shareholders for Shares redeemed will be made within seven days after receipt of the request for redemption, or within such shorter period as required by law. To the greatest extent possible, requests from Shareholders of a Fund for next Business Day payments upon redemption of Shares will be honored if received by the Distributor before the Valuation Time on a Business Day or, if received after the Valuation Time, within two Business Days, unless it would be disadvantageous to that Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Trust may be requested to redeem Class Y Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed until payment has been collected for the purchase of such Class Y Shares, which delay may be for 15 days or more. Such delay may be avoided if Class Y Shares are purchased by wire transfer of federal funds. The Trust intends to pay cash for all Class Y Shares redeemed.

  See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

                            MANAGEMENT OF THE FUNDS

TRUSTEES

  Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Shareholders of all of the Trust's funds. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations. The Trustees of the Trust are:
George R. Landreth, David F. Jones, John W. Judy, Raymond H. Lung and David B. Frohnmayer.

  The Trustees and officers of the Trust serve in such positions for the Funds and for the Underlying Funds. If the interests of the Funds and the Underlying Fund were to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to the Funds and the Underlying Funds. While the Trustees believe they have structured the Funds to avoid such conflicts, if a situation arises where appropriate action for a Fund could adversely affect an Underlying Fund, or vice versa, the Trustees and officers will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. To this end, restrictions have been adopted by the Funds to minimize this possibility, and close and continu-ous monitoring will be exercised to avoid, insofar as possible, these concerns.

INVESTMENT ADVISER


  Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon 97208, is the investment adviser of the Trust. Qualivest, a registered investment adviser, is an affiliate of U.S. Bank, which is a wholly owned subsidiary of U.S. Bancorp. U.S. Bancorp is a super-regional financial services holding company organized under the laws of Oregon in 1968. U.S. Bank, headquartered in Portland, is a national banking association chartered in 1891. It offers a wide variety of full-service and commercial banking operations in over 200 locations in Oregon. Other services of U.S. Bancorp and its subsidiaries include mortgage banking, lease financing, consumer financing, commercial finance, international banking, investment advisory, insurance agency and credit life insurance services, brokerage and venture capital. As of October 31, 1996, Qualivest had under management nearly $10 billion in assets. It also is investment adviser to Tax-Free Trust of Oregon, a tax-free municipal bond fund, whose assets were approximately $304 million at that date.


  Qualivest invests each Fund's assets according to its investment objective and policies set forth above and pursuant to guidelines established by the Board of Trustees for each Fund. Such allocation decisions are made by the Qualivest Investment Strategy Committee (the "Committee"). Timothy Leach, President and Chief Investment Officer of Qualivest, acts as Chairman of the Committee. For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each of the Funds, computed daily and paid monthly, at an annual rate of 0.05% of each Fund's average daily net assets. Each Fund, as a Shareholder in an Underlying Fund, also will indirectly bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Fund. The ratios of operating expenses to average daily net assets of the Class Y Shares of the Underlying Funds for the period ended July 31, 1996 were as follows: Large Companies Fund--0.93%; Small Companies Fund--1.08%; International Fund-- 0.81%; Optimized Fund--0.60%; Intermediate Bond Fund--0.76%; Bond Fund--0.61%; U.S. Treasury Fund--0.31%; and Money Market Fund--0.51%.


  Subject to the general supervision of the Trust's Board of Trustees and in accordance with each of the Underlying Funds' investment objective, policies and restrictions, Qualivest has agreed in its Investment Advisory Agreement with the Trust to provide or arrange for the provision of a continuous investment program for each Underlying Fund, including investment research and management with respect to the Underlying Funds' portfolio securities, investments and cash. Qualivest has implemented a team approach to the management of the Underlying Funds, under which a "Lead Manager" has primary portfolio management responsibility for an Underlying Fund and is assisted by a "Co-Manager."

  John R. Dozier, who joined U.S. Bank in 1976 and Qualivest at the time of its inception as a registered investment adviser in 1984, is the Equity Manager primarily responsible for managing the Large Companies Fund. Mr. Dozier has twenty-six years of investment management experience and received a Bachelor of Arts degree in Economics from Claremont Men's College. John R. Swank, an Equity Manager with twenty years of experience in portfolio management, including seventeen years of combined employment by U.S. Bank and Qualivest, assists Mr. Dozier in managing the Large Companies Fund. Mr. Swank has a Bachelor of Science degree in Finance and a Master of Business Administration degree, both from Long Beach State University. He is also a Chartered Financial Analyst.

  Dale E. Benson, an Equity Manager at Qualivest, has primary responsibility for management of the Small Companies Fund. Mr. Benson has twenty-four years of investment management experience and has been employed by U.S. Bank since 1973 and by Qualivest since its inception. He received a Bachelor of Arts degree from Pacific Lutheran University and a Doctorate in History from the University of Maine. Mr. Benson is also a Chartered Financial Analyst. Frank Magdlen assists Mr. Benson in managing the Small Companies Fund. Mr. Magdlen, who also is a Chartered Financial Analyst, analyzes closely held companies for Qualivest and has twenty-three years of investment experience. He received a Bachelor of Arts degree in Finance from the University of Portland and a Master of Business Administration degree from the University of Southern California. Mr. Magdlen has been employed by U.S. Bank since 1979 and by Qualivest since 1984.

  Daniel J. Rauchle has primary responsibility for managing the International Fund. Prior to joining Qualivest as an Equity Manager, Mr. Rauchle was an independent consultant to small businesses and financial institutions specializing in finance and investments. Mr. Rauchle received Bachelor of Business Administration, Master of Business Administration, and Juris Doctor degrees from the University of Wisconsin. Timothy Leach, President and Chief Investment Officer of Qualivest, assists Mr. Rauchle in managing the International Fund. He has fourteen years of investment management experience, both at Qualivest and at other investment management organizations, and is responsible for the management of Qualivest. Mr. Leach has a Bachelor of Science degree in Business Management and Agricultural Science and a Master of Business Administration degree from the University of California, Berkeley. Mr. Leach has primary responsibility for managing the Optimized Fund, and Mr. Rauchle assists Mr. Leach in managing that Underlying Fund.

  Portfolio management of the Intermediate Bond Fund is the primary responsibility of Curry A. Garvin, a Fixed-Income Manager who has been employed by U.S. Bank since 1981 and by Qualivest since 1985. Mr. Garvin, who is a Chartered Financial Analyst, received a Bachelor of Science degree in Finance from the University of Oregon. John McCune, a Fixed-Income Manager with ten years of investment management experience, assists Mr. Garvin in managing the Intermediate Bond Fund. Mr. McCune joined the Qualivest team in 1996 as part of the U.S. Bancorp/West One Bancorp merger. Prior to 1996, Mr. McCune had been employed as a Senior Portfolio Manager at West One Bancorp and AMR Corporation. Mr. McCune received a Bachelor of Science degree in Finance from Brigham Young University and a Master of Business Administration degree from the University of California at Los Angeles. Mr. McCune has primary responsibility for managing the Bond Fund, and Mr. Garvin assists Mr. McCune in managing that Underlying Fund.


  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Trust, Qualivest receives a fee from each of the Underlying Funds, computed daily and paid monthly, at the following annual rates of each Underlying Fund's average daily net assets: Large Companies Fund-- 0.75%; Small Companies Fund--0.80%; International Fund--0.60%; Optimized Fund -0.50%; Intermediate Bond Fund--0.60%; Bond Fund-- 0.60%; U.S. Treasury Fund--0.35%; and Money Market Fund--0.35%.

  While the fees for the Large Companies and Small Companies Funds are higher than the advisory fees paid by most investment companies, the Board of Trustees believes them to be comparable to advisory fees paid by many funds having similar objectives and policies. Qualivest may periodically voluntarily reduce all or a portion of its advisory fee with respect to an Underlying Fund to increase the net income of that Underlying Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Underlying Fund to be higher than it would otherwise be in the absence of such reduction.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for each fund of the Trust, and also acts as the Trust's principal underwriter and distributor.

  The Administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from each Fund equal to the lesser of a fee, computed daily and paid periodically, at an annual rate of 0.07% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends. The voluntary fee reduction will cause the return of that Fund to be higher than it would otherwise be in the absence of such reduction.

  The Distributor acts as agent for the Funds in the distribution of their Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the cost of advertising, office space and its personnel involved in such activities. Under its Distribution Agreement with the Trust, the Distributor may retain some or all of any sales charge imposed upon the Class A or Class C Shares. It may also receive compensation under the Distribution and Shareholder Service Plans regarding the Class A and Class C Shares.

OTHER SERVICE PROVIDERS

  BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement with the Trust and receives a fee for such services. BISYS Fund Services
Ohio, Inc. also provides certain accounting services for each of the Funds and receives a fee for such services. Deloitte & Touche LLP serves as independent auditors for the Trust. United States National Bank of Oregon is the custodian of the Funds. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.


  While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

EXPENSES

  Qualivest and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities purchased for the Trust. Each Fund will bear the following expenses relating to its operation: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian, Transfer Agent and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in each Fund's operation. The ratios of operating expenses to average daily net assets of the Class Y Shares for the period ended July 31, 1996 were as follows: Conservative Fund--0.34%; Balanced Fund--0.22%; Growth Fund--0.31%; and Aggressive Fund--0.35%.


  As a general matter, expenses are allocated to the Class A and Class Y Shares of the Funds on the basis of the relative net asset value of each class. Class A Shares may bear certain additional retail transfer agency expenses, as well as certain additional Shareholder service and distribution costs incurred pursuant to the Distribution and Shareholder Service Plans.

  The Trustees reserve the right, subject to the receipt of relevant regulatory approvals or rulings, if needed, to allocate certain other expenses to the Shareholders of a particular class, including Class Y Shares, on a basis other than relative net asset value, as they deem appropriate ("Class Expenses"). In such event, Class Expenses would be limited to: transfer agency fees identified by the Transfer Agent as attributable to a specific class; printing and postage expenses related to preparing and distributing materials such as Shareholder reports, prospectuses and proxies to current Shareholders; Blue Sky registration fees incurred by a class of Shares; Securities and Exchange Commission registration fees incurred by a class of Shares; expenses related to administrative personnel and services as required to support the Shareholders of a specific class; litigation or other legal expenses relating solely to one class of Shares; and Trustees' fees incurred as a result of issues relating solely to one class of Shares.

BANKING LAWS

  Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Funds.

  Qualivest is a subsidiary of U.S. Bank, and it and U.S. Bank are affiliates of a bank holding company. They are therefore subject to applicable federal banking laws and regulations. Qualivest has been advised by its counsel that it may perform the advisory services for the Funds required by the Investment Advisory Agreement and, provided that they do not engage in under-writing, selling or distribution of the Funds' Shares, Qualivest's national bank affiliates may perform shareholder servicing activities and may receive compensation without violating federal banking laws and regulations.

  In the event that, due to future events, Qualivest is prohibited from acting as the investment adviser of the Funds and the Underlying Funds, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds and Underlying Funds be liquidated.

PARTICIPATING ORGANIZATIONS

  The Distributor may enter into agreements with banks and their affiliates (including U.S. Bank and its affiliates), and other institutions, including broker-dealers (each a "Participating Organization"), for providing Shareholder services with respect to the Class Y Shares. Such Participating Organizations will be compensated by the Distributor, which will in turn be paid or reimbursed by the respective Funds, at the annual rate of up to 0.25% of the average daily net assets of the Class Y Shares held of record or beneficially by customers of Participating Organizations who are record or beneficial owners of Class Y Shares. The Trust understands that Participating Organizations may charge fees to their customers who are the owners of Class Y Shares for additional services provided in connection with their customer accounts. These fees would be in addition to any amounts which may be received by a Participating Organization under its agreement with BISYS. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with their Participating Organizations.

  The Shareholder services provided by Participating Organizations for which the fee may be paid may include providing information periodically to customers, including information showing their positions in Class Y Shares; responding to inquiries from customers concerning their investment in Class Y Shares; providing sub-accounting with respect to Class Y Shares beneficially owned by customers or the information necessary for sub-accounting; arranging for bank wires; and other continuing personal services to holders of Class Y Shares.

                              DIVIDENDS AND TAXES

DIVIDENDS


  Net income is declared monthly as a dividend to Shareholders of record of the Conservative and Balanced Funds at the close of business on or about the final Business Day of each month and is generally paid shortly thereafter.
Net income is declared as a dividend to Shareholders of record of the Growth and Aggressive Funds at the close of business on or about the final Business Day of April, July, October, and December and is generally paid shortly thereafter. Distributable net realized capital gains are distributed at least annually.
For more information regarding the payment of dividends and distributions, call the Trust at 1-800-743-8637.

  A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the date of declaration, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219-3035, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  If a Shareholder elects to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the appropriate Fund at the per Share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per Share net asset value determined as of the date of cancellation.

FEDERAL TAXES

  Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it generally will not be subject to federal income tax on its taxable income and gains that are distributed to Shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each calendar year substantially all of its taxable income and gains.

  Distributions from a Fund's investment company taxable income (which includes, among other items, dividends, taxable interest and the excess, if any, of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Dividends paid by the Funds to corporate Shareholders, to the extent such dividends are attributable to dividends received from U.S. corporations, may qualify for the dividends-received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares and are not eligible for the dividends-received deduction.

  Certain dividends declared by a Fund in October, November or December and paid during the following January will be treated as having been received by Shareholders on December 31 in the year the distributions were declared. Reinvested distributions will be taxable as if they had been received in cash.


  Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions paid to Shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the Shareholder's federal income tax liability.


  Shareholders of the Funds should be aware that under the laws of some state and local taxing authorities, distributions from a Fund that are attributable to interest earned on certain U.S. Government securities may not be subject to state or local taxes. Shareholders also should be aware that under the laws of some state and local taxing authorities, distributions from the Funds that are attributable to interest on state and municipal securities issued within the Shareholder's own state may not be subject to state or local taxes.

  Prior to purchasing Shares of the Funds, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

  Shareholders will be furnished annually with information relating to the nature and amounts of distributions made by a Fund.

  The preceding discussion is only a summary of some of the federal tax considerations generally affecting the Funds and their Shareholders and does not address every possible situation. Distributions may be subject to state, local and foreign taxes, and non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. Prospective Shareholders should consult their tax advisers with respect to the effect of investing in a Fund. For additional information relating to taxes, see "ADDITIONAL INFORMATION--Additional Tax Information" in the Statement of Additional Information.

                              GENERAL INFORMATION

ORGANIZATION OF THE TRUST


  The Trust was organized as a Massachusetts business trust in 1994 and currently offers fifteen funds. The Shares of each of the Funds are offered in two separate classes: Class A Shares and Class Y Shares. Shares of the Equity Funds and the Income Funds are offered in Class A Shares, Class C Shares and Class Y Shares, while Shares of the Money Funds are offered in Class A Shares, Class Q Shares and Class Y Shares. Each Share represents an equal proportionate interest in a fund with other Shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by fund except as otherwise expressly required by law.


  An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

  The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

MULTIPLE CLASSES OF SHARES


  In addition to Class Y Shares, the Trust also offers Class A Shares of the Funds. This class differs from Class Y Shares principally with respect to sales charges and the rate of expenses to which it is subject. Class Y Shares are not sold subject to a sales charge or CDSC and do not bear expenses under the Distribution and Shareholder Service Plan pertaining to Class A Shares. The amount of dividends payable with respect to Class Y Shares will exceed dividends on Class A Shares as a result of the Distribution and Shareholder Service Plan fees applicable to Class A Shares and because such Shares may bear additional retail transfer agency expenses. For further details regarding Class A Shares, call the Trust at 1-800-743-8637 or your broker.

PERFORMANCE INFORMATION

  From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and Shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Also, from time to time the Funds may present their respective distribution rates for a class of Shares in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports.


  Standardized yield and total return quotations will be computed separately for Class A and Class Y Shares. Because of differences in the fees and/or expenses borne by Class A and Class Y Shares of the Funds, the net yield and total return on Class A Shares can be expected, at any given time, to be lower than the net yield and total return on Class Y Shares for the same period.


  Investors may also judge the performance of any class of Shares or Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by various services, which indices may be published by such services or by other services or publications, including, but not limited to, ratings published by Morningstar, Inc. In addition to performance information, general information about the Funds that appears in such publications may be included in advertisements, in sales literature and in reports to Shareholders. For further information regarding such services and publications, see "ADDITIONAL INFORMATION--Performance Comparisons" in the Statement of Additional Information.

  Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Any fees charged with respect to customer accounts for investing in Shares of the Funds will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if Qualivest and BISYS voluntarily reduce all or a part of their respective fees, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

ACCOUNT SERVICES

  Shareholders of the Trust may obtain current price, yield and other performance information on the Funds or any of the Trust's funds 24 hours a day by calling 1-800-743-8637 from any touch-tone telephone.

MISCELLANEOUS


  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants. Inquiries regarding the Trust may be directed in writing to Qualivest Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-800-743-8637.


  No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This Prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.

Qualivest Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035

Investment Adviser
Qualivest Capital Management, Inc.
P.O. Box 2758
Portland, Oregon 97208

Administrator & Distributor
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

Legal Counsel
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005


Auditors
Deloitte & Touche LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402


For more information, about these Funds or your account, contact your investment representative or call 1-800-743-8637


Qualivest Dynamic Allocation Series

Class Y Shares


Allocated Conservative Fund

Allocated Balanced Fund

Allocated Growth Fund

Allocated Aggressive Fund


Prospectus Dated:  December 1, 1996








QUALIVEST
---------
Mutual Funds

                                 Qualivest Funds

                                3435 Stelzer Road
                           Columbus, Ohio  43219-3035
                                 1-800-743-8637

                       STATEMENT OF ADDITIONAL INFORMATION



                                December 1, 1996


     This Statement of Additional Information ("SAI") describes the seventeen diversified investment portfolios (the "Funds") of Qualivest Funds (the "Trust"), all of which are advised by Qualivest Capital Management, Inc. ("Qualivest"). The Funds are:


 . Qualivest U.S. Treasury Money Market   . Qualivest Micro Cap Value Fund
  Fund                                   . Qualivest Income Equity Value
 . Qualivest Money Market Fund              Fund
 . Qualivest Tax-Free Money Market Fund   . Qualivest International
 . Qualivest Intermediate Bond Fund         Opportunities Fund
 . Qualivest Diversified Bond Fund        . Qualivest Optimized Stock Fund
 . Qualivest Tax-Free National Bond Fund  . Qualivest Allocated Conservative Fund
 . Qualivest Large Companies Value Fund   . Qualivest Allocated Balanced Fund
 . Qualivest Large Companies Growth Fund  . Qualivest Allocated Growth Fund
 . Qualivest Small Companies Value Fund   . Qualivest Allocated Aggressive Fund


     The Trust offers an indefinite number of transferable units ("Shares") of each Fund, and each Fund offers multiple classes of Shares. SHARES OF THE QUALIVEST TAX-FREE NATIONAL BOND FUND, THE QUALIVEST INCOME EQUITY VALUE FUND, THE QUALIVEST LARGE COMPANIES GROWTH FUND AND THE QUALIVEST MICRO CAP VALUE FUND ARE NOT CURRENTLY OFFERED FOR SALE. This SAI describes all classes of Shares offered by the Trust.



     This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by the Prospectuses (the "Prospectuses") of the Funds, each of which is dated or supplemented the date hereof. This SAI contains more detailed information than that set forth in the Prospectuses and should be read in conjunction with the Prospectuses. This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of each of the Prospectuses may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free 1-800-743-8637.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page

INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Additional Information on the Parent Funds' Investment Policies . . . Additional Information on Portfolio Instruments of the Equity, Income
          and Money Funds . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . .
     Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . .

NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Valuation of the Trust's Money Funds . . . . . . . . . . . . . . . . .
     Valuation of the Other Funds . . . . . . . . . . . . . . . . . . . . .

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . .
     Matters Affecting Redemption . . . . . . . . . . . . . . . . . . . . .

MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . .
     Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . .
     Remuneration of Trustees . . . . . . . . . . . . . . . . . . . . . . .
     Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . .
     Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . .
     Glass-Steagall Act . . . . . . . . . . . . . . . . . . . . . . . . . .
     Administrator  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Distributor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Custodians, Transfer Agent and Fund Accounting Services  . . . . . . .
     Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Legal Counsel  . . . . . . . . . . . . . . . . . . . . . . . . . . . .

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . .
     Description of Shares  . . . . . . . . . . . . . . . . . . . . . . . .
     Vote of a Majority of the Outstanding Shares . . . . . . . . . . . . .
     Principal Shareholders . . . . . . . . . . . . . . . . . . . . . . . .
     Shareholder and Trustee Liability  . . . . . . . . . . . . . . . . . .
     Additional Tax Information . . . . . . . . . . . . . . . . . . . . . .
     Yields of the Money Funds  . . . . . . . . . . . . . . . . . . . . . .
     Yields of the Parent Funds, the Equity Funds and the Income Funds  . .
     Calculation of Total Return  . . . . . . . . . . . . . . . . . . . . .
     Distribution Rates . . . . . . . . . . . . . . . . . . . . . . . . . .
     Performance Comparisons  . . . . . . . . . . . . . . . . . . . . . . .
     Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     The Qualivest Funds (the "Trust") is an open-end management investment company which comprises seventeen separate diversified investment portfolios (collectively, the "Funds" and singly, a "Fund"), each with a different investment objective. The Funds enable the Trust to meet a wide range of investment needs. This SAI contains information about each of the following
Funds: the Qualivest Allocated Conservative Fund (the "Conservative Fund"), the Qualivest Allocated Balanced Fund (the "Balanced Fund"), the Qualivest Allocated Growth Fund (the "Growth Fund") and the Qualivest Allocated
Aggressive Fund (the "Aggressive Fund") (collectively, the "Parent Funds");
the Qualivest Large Companies Value Fund (the "Large Companies Value Fund"), the Qualivest Large Companies Growth Fund (the "Large Companies Growth Fund"), the Qualivest Small Companies Value Fund (the "Small Companies Fund"), the Qualivest Micro Cap Value Fund (the "Micro Cap Fund"), the Qualivest Income Equity Value Fund (the "Income Equity Fund"), the Qualivest International Opportunities Fund (the "International Fund") and the Qualivest Optimized Stock Fund (the "Optimized Fund") (collectively, the "Equity Funds"); the Qualivest Intermediate Bond Fund (the "Intermediate Bond Fund"), the Qualivest Diversified Bond Fund (the "Bond Fund") and the Qualivest Tax-Free National Bond Fund (the "Tax-Free Bond Fund") (collectively, the "Income Funds"); and the Qualivest U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the Qualivest Money Market Fund (the "Money Market Fund") and the Qualivest Tax-Free Money Market Fund (the "Tax-Free Money Market Fund") (collectively, the "Money Funds)."



     Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in such Prospectuses. No investment in Shares of a Fund should be made without first reading the Fund's Prospectus.

                               INVESTMENT POLICIES

Additional Information on the Parent Funds' Investment Policies
---------------------------------------------------------------


     Each Parent Fund seeks its investment objective by investing in a diversified portfolio of one or more of the following Funds: the Large Companies Value Fund, the Small Companies Fund, the International Fund, the Optimized Fund, the Intermediate Bond Fund, the Bond Fund, the U.S. Treasury Fund and the Money Market Fund (the "Underlying Funds"). Accordingly, the investment performance of each Parent Fund is directly related to the performance of the Underlying Funds, which may engage in the investment techniques described below. In addition to Shares of the Underlying Funds, for temporary cash management purposes, each Parent Fund may invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, reverse repurchase agreements and dollar roll agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, asset-backed and mortgage-related securities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Parent Funds also may hold depositary or custodial receipts representing beneficial interests in any of the foregoing securities. These investments are described below under "Additional Information on Portfolio Instruments of the Equity, Income and Money Funds."


Additional Information on Portfolio Instruments of the Equity, Income and Money
-------------------------------------------------------------------------------
Funds
-----

     The following policies supplement the investment objectives and policies of each of the Equity, Income and Money Funds of the Trust as set forth in the respective Prospectuses for these Funds.

     General.  The Equity, Income and Money Funds will not acquire portfolio
     -------
securities issued by, make savings deposits in, or enter into repurchase, reverse repurchase, or dollar roll agreements with affiliates of the Funds, except that the Optimized Fund may invest in such securities if they are included in the S&P 500 Index.

     Bank Obligations.  All Funds may invest in bank obligations consisting of
     ----------------
bankers' acceptances, certificates of deposit, and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

     The Funds may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

     Commercial Paper.  Commercial paper consists of unsecured promissory notes
     ----------------
issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

     Variable Amount Master Demand Notes.  Variable amount master demand notes,
     -----------------------------------
in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.


     Foreign Investments.  Investment in foreign securities is subject to
     -------------------
special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers.

     Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Equity, Income and Money Funds endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

     Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause such Fund to miss attractive investment opportunities. Losses to a Fund due to subsequent declines in the value of portfolio securities, or losses arising out of the Fund's inability to fulfill a contract to sell such securities, could result in potential liability to the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities.

     A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities denominated in that currency. Such changes will also affect a Fund's income and distributions to Shareholders. In addition, although a Fund will receive income on foreign securities in such currencies, such Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after such Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

     In general, there is a large, liquid market in the United States for many American Depositary Receipts ("ADRs"). The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain of the ADRs in which the Equity Funds, except for the Optimized Fund, may invest, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     Variable and Floating Rate Notes.  The Money Funds and the Tax-Free Bond
     --------------------------------
Fund may acquire variable and floating rate notes, subject to each such Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Qualivest, under guidelines established by the Trust's Board of Trustees, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, it may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that the Fund is not entitled to receive the principal amount of a note within seven days, such note will be treated as an illiquid security for purposes of calculation of the limitation on the Fund's investment in illiquid securities as set forth in that Fund's investment restrictions. Variable or floating rate notes may be secured by bank letters of credit.

     Variable or floating rate notes invested in by the Money Funds may have maturities of more than 397 days, as follows:

     1. An instrument that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by a Money Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Money Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     3. A variable rate note that is subject to a demand feature will be deemed by a Money Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     4. A floating rate note that is subject to a demand feature will be deemed by a Money Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 days.

     Money Market Funds.  Each of the Equity and Income Funds may invest up to
     ------------------
5% of the value of its total assets in the securities of any one money market fund (including shares of the U.S. Treasury Fund, the Money Market Fund and the Tax-Free Money Market Fund), provided that no more than 10% of such Fund's total assets may be invested in the securities of money market funds in the aggregate. Each of the Money Funds may invest up to 25% of its total assets in the securities of money market funds.

     In order to avoid the imposition of additional fees as a result of investments by the Equity and Income Funds in Shares of the Money Funds of the Trust, Qualivest, BISYS Fund Services ("BISYS" or "Distributor" or "Administrator"), and their affiliates will not retain any portion of their usual service fees from the Funds that are attributable to investments by these Funds in Shares of those Money Funds. The Equity and Income Funds will incur no sales charges, contingent deferred sales charges, 12b-1 fees, or other underwriting or distribution fees in connection with their investments in the Money Funds of the Trust. These Funds will vote their Shares of each of the Money Funds of the Trust in proportion to the vote by all other Shareholders of such Money Fund. Moreover, no single Fund of the Trust may own more than 3% of the outstanding Shares of any single Money Fund of the Trust.

     Municipal Securities.  As stated in the Prospectuses of the Tax-Free Money
     --------------------
Market and Tax-Free Bond Funds (collectively, the "Exempt Funds" and singly, an "Exempt Fund"), the assets of the Exempt Funds will be primarily invested in bonds and notes issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax ("Municipal Securities"). With respect to the Tax-Free Money Market Fund, Municipal Securities are expected to have remaining maturities of 397 days or less. Under normal market conditions, at least 80% of the net assets of each such Exempt Fund will be invested in Municipal Securities.

     Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

     Among other types of Municipal Securities, the Exempt Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Exempt Funds may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     As described in the Prospectuses of the Exempt Funds, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. The Exempt Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO") represent its opinion as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. Qualivest will consider such an event in determining whether an Exempt Fund should continue to hold the obligation.

     An issuer's obligations under Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of Municipal Securities may be materially adversely affected by litigation or other conditions.

     Municipal Lease Obligations.  The Tax-Free Bond Fund may invest up to 5% of
     ---------------------------
its total assets in municipal lease obligations, including certificates of participation, which finance a variety of public projects. Because of the way these instruments are structured, they carry a greater risk than other types of Municipal Securities. The Tax-Free Bond Fund may invest in municipal lease obligations only when they are rated by an NRSRO or are deemed by Qualivest, pursuant to guidelines adopted by the Board of Trustees, to be of a quality compatible with the Fund's quality standards. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, Qualivest will evaluate the credit quality and liquidity of the security. In making its evaluation, Qualivest will consider various credit factors, such as the necessity of the project, the municipality's credit quality, future borrowing plans, sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity.

     U.S. Government Obligations.  Each of the Funds may invest in obligations
     ---------------------------
issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

     Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the creditworthiness of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when Qualivest believes that the credit risk with respect thereto is minimal.

     Taxable Obligations.  As stated in the Prospectuses of each of the Exempt
     -------------------
Funds, under normal market conditions, each Exempt Fund may invest up to 20% of its net assets in Taxable Obligations. Taxable Obligations may include (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumen-talities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) taxable instruments subject to repurchase agreements (agreements under which the seller agrees at the time of sale to repurchase the securities it is selling at an agreed time and price). Certificates of deposit will be those of domestic branches of U.S. banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and which have total assets at the time of purchase in excess of $100,000,000, or of savings and loan associations which are members of the Federal Deposit Insurance Corporation and which have total assets at the time of purchase in excess of $100,000,000. Bankers' acceptances will be guaranteed by U.S. commercial banks having total assets at the time of purchase in excess of $100,000,000.

     Options Trading.  The Equity Funds and the Income Funds may purchase put
     ---------------
and call options. A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     The Equity Funds, the Intermediate Bond Fund, and the Bond Fund also may purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     Puts.   Each Exempt Fund may acquire "puts" with respect to Municipal
     ----
Securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Exempt Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

     The amount payable to an Exempt Fund upon its exercise of a put is normally
(i) the Exempt Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Exempt Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Exempt Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     Puts may be acquired by such Funds to facilitate the liquidity of their respective portfolio assets. Puts may also be used to facilitate the reinvestment of an Exempt Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar weighted average portfolio maturity of the Tax-Free Money Market Fund's assets pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"). See "INVESTMENT POLICIES -- Additional Information on Portfolio Instruments -- Variable and Floating Rate Notes" and "NET ASSET VALUE" in this SAI.

     The Exempt Funds expect that each such Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Exempt Funds may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

     The Exempt Funds intend to enter into puts only with banks and broker-dealers which, in Qualivest's opinion, present minimal credit risks.


     When-Issued and Delayed-Delivery Securities.  Each Equity, Income and Money
     -------------------------------------------
Fund may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and
 ----
yield). When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of Qualivest to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its assets.


     If the Fund sells a "when-issued" or "delayed-delivery" security before a delivery, any gain would not be tax-exempt. When the Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

     Mortgage-Related Securities.  Each Fund except the Optimized Fund and the
     ---------------------------
International Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. In addition, these Funds may invest in mortgage-related securities issued by nongovernmental entities; provided, however, that to the extent a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, its investment in such securities will be subject to the limitations on its investment in investment company securities.

     Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the

Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders.
Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Medium-Grade Debt Securities.  As stated in the Prospectuses for the Large
     ----------------------------
Companies Value Fund, Large Companies Growth Fund, Small Companies Fund, Micro Cap Fund, Income Equity Fund and each Income Fund, each of these Funds may invest in debt securities which are within the fourth highest rating group assigned by an NRSRO (e.g., including securities rated BBB by Standard & Poor's
                      ----
Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")) or, if not rated, or are of comparable quality as determined by Qualivest. ("Medium-Grade Securities").

     As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

     Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

     Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of those Funds to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

     Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which such Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that those Funds may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

     The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, Qualivest conducts its own independent credit analysis of Medium-Grade Securities.

     Restricted Securities.  "Section 4(2) securities," as described in the
     ---------------------
Prospectuses, are securities that are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). The Funds will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% (10% in the case of the Money Funds) of the net assets of each Fund. The Board of Trustees has delegated to Qualivest the day-to-day authority to determine whether a particular issue of Section 4(2) securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

     Qualivest may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which an Equity, Income or Money Fund has valued the security. In making such determination, Qualivest generally considers any and all factors that it deems relevant, which may include (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

     Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

     Guaranteed Investment Contracts.  When investing in guaranteed investment
     -------------------------------
contracts ("GICs"), the Intermediate Bond Fund, the Bond Fund, and each of the Money Funds make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The Intermediate Bond Fund and the Bond Fund may invest in GICs of insurance companies without regard to the ratings, if any, assigned to such insurance companies' outstanding debt securities. The Money Funds may invest in GICs issued by insurance companies whose outstanding debt securities are rated in the first two rating categories by an NRSRO or, if not rated, that Qualivest deems to be of comparable quality. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments held by the Fund which are deemed to be illiquid, will not exceed a Fund's restriction on investment in illiquid securities. In determining average portfolio maturity, GICs will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

     Repurchase Agreements.  Securities held by all of the Funds except the U.S.
     ---------------------
Treasury Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund acquires securities from member banks of the Federal Reserve System and broker-dealers that Qualivest deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation could suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Futures Contracts.  As discussed in the Prospectuses of the Equity Funds
     -----------------
and the Income Funds, each of these Funds may enter into futures contracts.
This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

     The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.


     Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid obligations, to cover its obligation under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Equity or Income Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting its ability to hedge effectively against interest rates, foreign exchange rates and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


     Forward Foreign Currency Exchange Contracts.  The Large Companies Value,
     -------------------------------------------
Large Companies Growth, Small Companies, Micro Cap, Income Equity and International Funds may engage in foreign currency exchange transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     No such Fund intends to enter into such forward contracts if it would have more than 10% of the value of its total assets committed to such contracts on a regular or continuous basis. A Fund also will not enter into such forward contracts or maintain a net exposure in such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. Qualivest believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. Each such Fund's custodian bank segregates cash or liquid high grade debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such Fund's commitments with respect to such contracts. These Funds generally do not enter into a forward contract with a Term longer than one year.

     Foreign Currency Options.  A foreign currency option provides the Large
     ------------------------
Companies Value, Large Companies Growth, Small Companies, Micro Cap, Income Equity or International Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

     Foreign Currency Futures Transactions.   As part of its financial futures
     -------------------------------------
transactions, the Large Companies Value, Large Companies Growth, Small Companies, Micro Cap, Income Equity and International Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

     Regulatory Restrictions.  As required by the Securities and Exchange
     -----------------------
Commission, when purchasing or selling a futures contract or writing a put or call option or entering into a forward foreign currency exchange purchase, a Fund will maintain in a segregated account cash or liquid high grade debt securities equal to the value of such contracts.

     To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

Investment Restrictions
-----------------------

     Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding Shares.
In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

     None of the Funds will:

     1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit or bankers' acceptances issued by United States branches of domestic banks (for the Money Funds), and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) a Parent Fund may invest more than 25% of its total assets in investment companies, or portfolios thereof, that are Underlying Funds of the Parent Fund; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

     2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. In addition, there is no limit to the percentage of assets that a Parent Fund may invest in any investment company;

     3. Borrow money or issue senior securities, except that a Fund may borrow from banks or brokers, in amounts up to 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while its borrowings exceed 5% of its total assets;

     4. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;

     5. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

     6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund; and

     7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein, or in Underlying Funds investing in such securities, are not prohibited by this restriction).

     For purposes only of investment limitation number 1 above, such limitation shall not apply to Municipal Securities, and industrial development bonds or private activity bonds that are backed only by the assets and revenues of a nongovernmental user shall not be deemed to be Municipal Securities. For purposes of investment limitation number 2 above, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security and, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

     Irrespective of investment restriction number 2 above and pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund and the U.S. Treasury Fund will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule.

     The following additional investment restrictions are not fundamental policies and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. None of the Funds may:

     1. Engage in any short sales (except for short sales "against the box" by the Large Companies Value, Large Companies Growth, Small Companies, Micro Cap, Income Equity, International and Optimized Funds);

     2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom, and (c) as consistent with the investment policies of a Parent Fund;

     3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets; and

     4. Purchase or otherwise acquire any securities if, as a result, more than 15% (10% of the case of the Trust's Money Funds) of the Fund's net assets would be invested in securities that are illiquid.


     In addition, the Tax-Free Money Market Fund may not:

     1. Acquire a put, if, immediately after such acquisition, over 5% of the total amortized cost value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction number 2 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price; and

     2. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Fund's assets.

     The Tax-Free Bond Fund may not:

     1. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction number 2 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price; and

     2. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Fund's assets.

     A Parent Fund may not:
                                       19

     1. Redeem Shares of any Underlying Fund representing more than 3% of such Underlying Fund's total assets during any one-month period, except as necessary to meet redemption requests of the Parent Fund's Shareholders.

     If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

     In accordance with the terms of an order issued by the Securities and Exchange Commission, each Parent Fund may (i) own more than 3% of the total outstanding Shares of an Underlying Fund, (ii) invest more than 5% of its assets in any one Underlying Fund, and (iii) invest more than 10% of its assets in the Underlying Funds as a group. Due to the investment policies of the Parent Funds, each Parent Fund will concentrate more than 25% of its total assets in the investment company industry. However, as described above, no Underlying Fund in which the Parent Funds invest will concentrate more than 25% of its total assets in any one industry.

Portfolio Turnover
------------------

     Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's Shareholders.


     The portfolio turnover rate of each Parent Fund is expected to be low, as such Fund will purchase or sell Shares of the Underlying Funds to (i) accommodate purchases and sales of the Parent Fund's Shares, (ii) change the percentage of its assets invested in each Underlying Fund in which it invests in response to market conditions, and (iii) maintain or modify the allocation of the Parent Fund's assets between Underlying Funds within the percentage limits described in the Parent Fund's Prospectus. The portfolio turnover rate for each of the Large Companies Growth and the Micro Cap Funds is not expected to exceed 100%. It is anticipated that the annual portfolio turnover rate for an Underlying Fund normally will not exceed the amount stated in such Fund's Prospectus.

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                 NET ASSET VALUE

     As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Time(s) on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange ("NYSE") is open for trading, the Federal Reserve Bank of San Francisco is open, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption
and no order to purchase any Shares is received.   Currently, the NYSE or the
Federal Reserve Bank of San Francisco is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.

Valuation of the Trust's Money Funds
------------------------------------

     The Money Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price one of these Funds would receive if it sold the instrument. The value of securities in these Funds can be expected to vary inversely with changes in prevailing interest rates.

     Pursuant to Rule 2a-7, the Money Funds will maintain a dollar-weighted average maturity appropriate for each Fund's objective of maintaining a stable net asset value per Share, provided that no Money Fund will purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of each of these Funds, to stabilize the net asset value per Share of each Money Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Money

Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar weighted average maturity, withholding or reducing dividends, reducing the number of a Money Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

Valuation of the Other Funds
----------------------------

     Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. If no such bid price is available, then securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

     All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Each of the classes of Shares of the Funds is sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through a broker-dealer who has established a dealer agreement with the Distributor and certain other industry professionals (collectively, "Entities") acting on behalf of customers for investment of funds that are held by in a fiduciary, agency, custodial or similar capacity. Shares of a Fund also may be purchased by other Funds of the Trust or by other investment portfolios established by the Trust.

     As stated in the relevant Prospectuses, the public offering price of Class A Shares of the Money Funds is their net asset value per Share, which they will seek to maintain at $1.00. The public offering price of Class A Shares of each of the other Funds is their net asset value per Share next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of the Trust is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Class A Shares of such a Fund by an investor.


     The public offering price of Class C Shares of each Equity and Income Fund is their net asset value per Share, although Class C Shares redeemed within one year of their purchase may be subject to a contingent deferred sales charge of 1.00%. Purchasers of Class C Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Class C Shares. Because the Trust's future returns cannot be predicted, there can be no assurance that this will be the case. Investors in Class C Shares would, however, own Shares that are subject to higher annual expenses and, for Shares owned for less than one year, such Shares would be subject to a contingent deferred sales charge of 1.00% upon redemption.


     The public offering price of Class Q Shares of each Money Fund is their net asset value per Share, which each Money Fund seeks to maintain at $1.00.

     Class Y Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by United States National Bank of Oregon ("U.S. Bank"), one of its affiliates, or other financial institutions. With respect to Class Y Shares so sold, it is the responsibility of the holder of record to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis. Beneficial ownership of such Class Y Shares of the Funds will be recorded and reflected in the account statements provided to Customers. U.S. Bank or its affiliates may exercise voting authority for those Class Y Shares for which it has been granted authority by the Customer. Confirmation of purchases and redemptions of Class Y Shares of the Funds by U.S. Bank or its affiliates on behalf of a Customer may be obtained from U.S. Bank or the affiliate.

     Depending upon the terms of a particular Customer account, Customers may be charged account fees for services provided in connection with investment in a Fund. Customers are urged to request information concerning these services and charges.

Matters Affecting Redemption
----------------------------

     The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission,
(b) the NYSE is closed for other than customary weekend and holiday closings,
(c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

     The Money Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "NET ASSET VALUE - Valuation of the Money Funds" in this SAI.

                             MANAGEMENT OF THE TRUST

Trustees and Officers
---------------------


     Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations. George
R. Landreth, Stephen G. Mintos, Mark A. Dillon, J. David Huber, Mary Anne Houlahan, Walter B. Grimm, Irimga McKay, Gregory T. Maddox and Robert L. Tuch are the officers of the Trust. Mr. Landreth also serves as Trustee.

     The names of the Trustees, their addresses and principal occupations during the past five years are set forth below:


                                             Principal Occupation
          Name and Address                   During Past 5 Years
          ----------------                   -------------------

          George R. Landreth*                Director of Client Services;
          3435 Stelzer Road                  BISYS Fund Services (12/92-
          Columbus, OH  43219-3035           present); Vice President, PNC
          Age:  53                           Financial (7/91-12/92).

          David F. Jones                     Principal, The Harvey-Jones
          P.O. Box 23969                     Company (real estate
          Federal Way, WA  98023             management)(7/93-present);
          Age:  55                           Chief Executive Officer,
                                             Pacific Nuclear Systems, Inc.
                                             (nuclear engineering)(5/83-
                                             9/92).

          Raymond H. Lung*                   Retired (1/91-present).
          16199 N.W. Canterwood Way
          Portland, OR  97229
          Age:  68

          John W. Judy                       President, American
          P. O. Box 4166                     International Forest Products,
          Portland, OR  97208                Inc. (7/89-present).
          Age:  57

          David B. Frohnmayer                President, University of
          Johnson Hall                       Oregon (7/94-present); Dean,
          University of Oregon               University of Oregon Law
          Eugene, OR  97403                  Center (1/92-7/94); Attorney
          Age:  55                           General, State of Oregon
                                             (1/81-12/91).


------------------

* Mr. Landreth and Mr. Lung are "interested persons" of the Trust as that term is defined in the 1940 Act.


Remuneration of Trustees
------------------------



     The Trust pays each Trustee $4,750 for each meeting of the Board of Trustees attended and reasonable out-of-pocket expenses. For the fiscal year ended July 31, 1996, the Trust paid the following compensation to all current Trustees of the Trust:

                                 Pension or Retirement     Estimated Annual
                     Aggregate     Benefits Accrued as      Benefits Upon       Total
                    Compensation       Fund Expenses           Retirement    Compensation
                    ------------   --------------------     ---------------- ------------
George R. Landreth     $     0             $ 0                    $ 0           $     0

David F. Jones         $19,000             $ 0                    $ 0           $19,000

John W. Judy           $19,000             $ 0                    $ 0           $19,000

Raymond H. Lung        $19,000             $ 0                    $ 0           $19,000

David B. Frohnmayer    $19,000             $ 0                    $ 0           $19,000



     The officers of the Trust, their addresses, and principal occupations during the past five years are as follows:

                            Position(s) Held         Principal Occupation
Name and Address            With the Trust           During Past 5 Years
----------------            ----------------         --------------------
George R. Landreth          President, Chief         Director of Client Services,
3435 Stelzer Road           Executive Officer,       BISYS Fund Services
Columbus, OH 43219-3035     and Trustee              (12/92-present); Vice

                              Position(s) Held         Principal Occupation
Name and Address              With the Trust           During Past 5 Years
----------------              ----------------         --------------------


Age:  53                                               President, PNC Financial
                                                       (7/91-12/92).

Stephen G. Mintos             Vice President           Executive Vice President,
3435 Stelzer Road                                      BISYS Fund Services
Columbus, OH 43219-3035                                (1/87-present).
Age:  41

Mark A. Dillon                Vice President           Employee of BISYS Fund
3435 Stelzer Road                                      Services (12/86-present).
Columbus, OH 43219-3035
Age:  33

J. David Huber                Vice President           Employee of BISYS Fund
3435 Stelzer Road                                      Services (6/87-present).
Columbus, OH 43219-3035
Age:  49

Mary Anne Houlahan            Vice President           Senior Vice President and
515 South Figueroa Street                              Director of Distribution
Suite 335                                              Services, BISYS Fund
Los Angeles, CA  90071                                 Services (1/93-present);
Age:  41                                               Senior Vice President-
                                                       Marketing, Great Western
                                                       Investment Management
                                                       (6/85-12/92).

Walter B. Grimm               Vice President           Employee of BISYS Fund
3435 Stelzer Road                                      Services (6/92-present);
Columbus, OH 43219-3035                                President, Leigh
Age:  50                                               Investments (investment
                                                       firm) (7/87-6/92).

Irimga McKay                  Vice President           First Vice President,
Columbia Square, Suite 500                             BISYS Fund Services
1230 Columbia Street                                   (11/88 to present).
San Diego, CA  92101
Age:  35

                              Position(s) Held         Principal Occupation
Name and Address              With the Trust           During Past 5 Years
----------------              ----------------         --------------------


Gregory T. Maddox             Treasurer, Principal     Employee of BISYS Fund
Columbia Squire, Suite 500    Financial and Account-   Services (4/91-present).
1230 Columbia Street          ing Officer, and Secretary
San Diego, CA  92101
Age:  27

Robert L. Tuch                Assistant Secretary      Employee of BISYS Fund
3435 Stelzer Road                                      Services (6/91-present).
Columbus, OH 43219-3035
Age:  44



     The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator and for providing certain fund accounting services, may retain all or a portion of any sales charge on the Shares and may receive fees under the Distribution and Shareholder Service Plans described below. BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as transfer agent.

Investment Adviser
------------------


     Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives, policies and restrictions, investment advisory services are provided to the Funds by Qualivest Capital Management, Inc., P.O. Box 2758, Portland, Oregon 97208, pursuant to an Investment Advisory Agreement dated July 29, 1994 and supplemented effective May 1, 1995 and April 10, 1996.


     Qualivest is a wholly owned subsidiary of U.S. Bank, which in turn is a wholly owned subsidiary of U.S. Bancorp, a publicly held bank holding company.


     John H. Coulter, a Short-Term Investments Manager at Qualivest, has responsibility for management of the Money Market and U.S. Treasury Funds. Mr. Coulter has thirty-one years of investment management experience and has been employed by U.S. Bank since 1965 and by Qualivest since 1984. He has received a Bachelor of Science degree in Business Administration from Oregon State University.


     Under the Investment Advisory Agreement, Qualivest has agreed to provide, either directly or through one or more subadvisers, investment advisory services for each of the Funds as described in their respective Prospectuses. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds pays Qualivest a fee, computed daily and paid monthly, at an annual rate as disclosed in each Prospectus calculated as a percentage of the average daily net assets of that Fund. Each Parent Fund, as a Shareholder in an Underlying Fund, also indirectly bears its proportionate share of any investment advisory fees paid by the Underlying Fund. For the fiscal periods ended July 31, 1996 and July 31, 1995, the operational Funds paid the following net investment advisory fees to Qualivest:



                                               Fiscal Period Ended
Fund                                         7/31/96        7/31/95
----                                         -------        -------
Large Companies Value Fund                   $  641,170     $185,314
Small Companies Fund                         $2,119,853     $499,916
International Fund                           $  334,101     $ 17,933
Optimized Fund                               $  574,160     $104,513
Intermediate Bond Fund                       $  673,440     $244,351
Bond Fund                                    $  413,887     $ 72,657
U.S. Treasury Fund                           $        0     $      0
Money Market Fund                            $1,001,315     $262,916
Tax-Free Money Market Fund                   $        0     $      0
Conservative Fund                            $      768       N/A
Balanced Fund                                $    4,013       N/A
Growth Fund                                  $      950       N/A
Aggressive Fund                              $      731       N/A

     Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund until July 29, 1997, and thereafter for successive one-year periods ending July 29 of each year if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by Qualivest. Such Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


     The Investment Advisory Agreement provides that Qualivest shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Qualivest or any sub-investment advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

     From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of Qualivest including, but not limited to, (i) descriptions of Qualivest's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to Qualivest's operations.

Portfolio Transactions
----------------------

     With respect to all Funds of the Trust, Qualivest determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute an Equity, Income or Money Fund's portfolio transactions.

     Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by Qualivest in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker, Qualivest evaluates a wide range of criteria, including the broker's commission rate and execution capability, the broker's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, sale of Fund Shares, and research. The primary consideration is the broker's ability to provide prompt execution of orders in an effective manner at the most favorable price for the security. Subject to this consideration, brokers and dealers who provide supplemental investment research to Qualivest may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps Qualivest informed concerning overall economic, market, political and legal trends. Under some circumstances, Qualivest's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of an Equity, Income or Money Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies, like those included in the EAFE Index, that are a majority of a Fund's investments.

     Research information so received is in addition to and not in lieu of services required to be performed by Qualivest and does not reduce the fees payable to Qualivest by the Trust. Such information may be useful to Qualivest in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While Qualivest generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above.

     Some of Qualivest's other clients have investment objectives similar to those of the Funds. Qualivest may recommend or purchase and sell the same securities on behalf of both the Funds and its other clients. When a purchase or sale of the same security is made at substantially the same time on behalf of an Equity, Income or Money Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Qualivest believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Qualivest may aggregate the securities to be sold or purchased for an Equity, Income or Money Fund with those to be sold or purchased for the other Funds or for other portfolio, investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Trust, Qualivest will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Qualivest, its parent or its subsidiaries or affiliates and, in dealing with its customers, Qualivest, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.


     For the fiscal periods ended July 31, 1996 and July 31, 1995, the operational Equity Funds paid the following aggregate brokerage commissions:

                                                Fiscal Period Ended
Fund                                          7/31/96        7/31/95
----                                          -------        -------
Large Companies Value Fund                    $130,519       $139,373
Small Companies Fund                          $331,062       $251,933
International Fund                            $197,025       $182,317
Optimized Fund                                $184,036       $ 74,929


     In addition, for the fiscal periods ended July 31, 1996 and July 31, 1995, the operational Equity Funds paid the following aggregate brokerage commissions to brokers from which Qualivest received research services:

                                                Fiscal Period Ended
Fund                                          7/31/96        7/31/95
----                                          -------        -------
Large Companies Value Fund                    $ 32,860       $ 43,423
Small Companies Fund                          $113,275       $122,469
International Fund                            $      0       $      0
Optimized Fund                                $      0       $      0


Glass-Steagall Act
------------------

     In 1971, the United States Supreme Court held that the federal statute commonly referred to as the "Glass-Steagall Act" prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court determined that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their nonbank affiliates to act as investment advisers to registered closed-end investment companies. The Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-- bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

     Qualivest believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectuses, this SAI and the Investment Advisory Agreement without violation of applicable statutes and regulations. Counsel has pointed out, however, that there is presently no controlling authority regarding the performance of the combination of investment advisory and shareholder servicing activities by national banks and their subsidiaries. Moreover, such counsel has advised that changes in federal banking laws and regulations related to the permissible activities of national banks, subsidiaries of national banks, and national banks and their subsidiaries that are affiliates of a bank holding company, as well as further judicial or administrative decisions on interpretations of present and future statutes and regulations, could prevent Qualivest from continuing to serve as investment adviser to the Funds or could restrict the services which Qualivest is permitted to perform for the Funds. In addition, such changes, decisions or interpretations could prevent Qualivest's national bank affiliates from performing shareholder servicing activities or from receiving compensation therefor or could restrict the types of services such entities are permitted to provide and the amount of compensation they are permitted to receive for such services. Depending upon the nature of any changes in the services which could be provided by Qualivest, the Board of Trustees would review the Trust's relationship with Qualivest and consider taking all action necessary in the circumstances.

     Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Qualivest and/or U.S. Bank's affiliated banks in connection with Customer purchases of Shares of the Trust, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its daily net asset value per Share or result in financial losses to any Customer.

Administrator
-------------



     BISYS serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated July 29, 1996
(the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by Qualivest under the Investment Advisory Agreement, by U.S. Bank and The Bank of New York under the Custody Agreements and by BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.


     Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; in the case of the Parent Funds, bear the costs of organizing these Funds and of preparing and printing prospectuses and delivering prospectuses to current Shareholders; in the case of the Money Funds, determine the actual variance from $1.00 of a Money Fund's net asset value per Share; and generally assist in all aspects of the

Trust's operations other than those performed by Qualivest under the Investment Advisory Agreement, by U.S. Bank and The Bank of New York under the Custody Agreements and by BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


     The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically. This fee is equal to 0.13% of each Equity, Income and Money Fund's average daily net assets, and 0.07% of each Parent Fund's average daily net assets, or such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.



     Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until July 29, 1999. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.


     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses
--------

     Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by U.S. Bank or its affiliated banks for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor
-----------



     BISYS serves as distributor to the Trust pursuant to a Distribution Agreement dated July 29, 1995 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will remain in effect until July 29, 1997, and thereafter continues for successive one-year periods ending July 29 of each year if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.



     As described in the respective Funds' Prospectuses, the Trust has adopted Distribution and Shareholder Service Plans with respect to Class A Shares of all Funds (the "Class A Plans"), Distribution and Shareholder Service Plans with respect to Class C Shares of the Equity Funds and the Income Funds (the "Class C Plans") and Distribution and Shareholder Service Plans with respect to Class Q Shares of the Money Funds (the "Class Q Plans") (the Class A Plans, Class C Plans and Class Q Plans together are hereinafter referred to as the "Plans") pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay BISYS for payments it makes to banks, including U.S. Bank, other institutions and broker-dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into with BISYS or with the Trust. The Class A Plans authorize a Fund to make payments to BISYS in an amount not in excess, on an annual basis, of 0.25% (0.40% for the Money Funds) of the average daily net asset value of the Class A Shares of that Fund. As required by Rule 12b-1, the Class A Plans were approved by the holders of the Class A Shares and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of those Plans (the "Independent Trustees"). The Class C Plans authorize a Fund to make payments to BISYS in an amount not in excess, on an annual basis, of 1.00% of the average daily net asset value of the Class C Shares of that Fund. Over time, the expense of the annual Rule 12b-1 fee on the Class C Shares may equal or exceed the initial sales charge and annual Rule 12b-1 fee applicable to Class A Shares. For example, if net asset value remains constant, the aggregate Rule 12b-1 fees with respect to Class C Shares of the Parent Funds and the Equity Funds would equal or exceed the initial sales charge and aggregate Rule 12b-1 fees of Class A Shares approximately six years after purchase, and Rule 12b-1 fees with respect to Class C Shares of the Income Funds would equal or exceed the initial sales charge and aggregate Rule 12b-1 fees of Class A Shares approximately four and two-third years after purchase. This example assumes that the initial purchase of

Class A Shares would be subject to the maximum initial sales charge. As required by Rule 12b-1, the Class C Plans have been approved by the Board of Trustees, including a majority of the Independent Trustees, and the Class C Shareholders of each Fund. The Class Q Plans authorize a Money Fund to make payments to BISYS in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of the Class Q Shares of each Money Fund. As required by Rule 12b-1, the Class Q Plans have been approved by the Board of Trustees, including a majority of the Independent Trustees, and the Class Q Shareholders of each Money Fund.

     The Shareholder and distribution services provided by Participating Organizations may include promoting the purchase of Shares of a Fund by their customers; processing purchase, exchange, and redemption requests from customers and placing orders with the Distributor or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of customers; providing information periodically to customers, including information showing their positions in Shares; providing sub-accounting with respect to Shares beneficially owned by customers or the information necessary for sub-accounting; responding to inquiries from customers concerning their investment in Shares; arranging for bank wires; and providing other similar services as may be reasonably requested. A portion of this distribution fee, up to 0.25% of the average daily net assets of each class of Shares, may be paid to the Distributor and Participating Organizations as a "service fee," as defined in the rules of the National Association of Securities Dealers, Inc. for personal service and maintenance of Shareholder accounts.

     The Trust understands that Participating Organizations may charge fees to their customers who are the owners of Class A Shares for additional services provided in connection with their customer accounts. These fees would be in addition to any amounts which may be received by a Participating Organization under its Rule 12b-1 Agreement with BISYS. Customers of Participating Organizations should read the Prospectus and SAI in light of the terms governing their accounts with their Participating Organizations.

     Conflict of interest restrictions may apply to the receipt by Participating Organizations of compensation from the Trust in connection with the investment of fiduciary assets in Shares. Institutions, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board, or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor, or state securities commissions, are urged to consult their legal advisers before investing such assets in Shares of the Funds.

     The Plans require the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board reviews these reports in connection with its decisions with respect to the Plans. The Plans continue in effect as long as such continuance is specifically approved at least annually by the Trustees, including a majority of the Independent Trustees.

     The Plans may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of the particular class of the Fund. Any change in a Plan that would materially increase the distribution cost to the Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of a Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the particular class of the Fund. The Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plans should be implemented or continued. In addition the Trustees in approving the Plans must determine that there is a reasonable likelihood that the Plans will benefit the Funds and their Shareholders.

     The Board of Trustees believes that the Plans are in the best interests of the Funds since they encourage Fund growth. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     As authorized by each Plan, BISYS has entered into agreements with U.S. Bancorp Securities, Inc. ("USBS") pursuant to which USBS has agreed to provide certain administrative and Shareholder support services in connection with Shares purchased and held by USBS for the accounts of its customers and Shares purchased and held by customers of USBS directly, including, but not limited to, advertising and marketing the Shares, answering routine questions concerning the Funds and distributing prospectuses to persons other than Shareholders of the Funds, and providing such office space, equipment, telephone and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services BISYS has agreed to pay USBS a monthly fee, computed at the annual rate of up to 0.25% (up to 0.40% for the Money Funds) of the average aggregate net asset value of Class A Shares, up to 0.75% of the average aggregate net asset value of Class C Shares, and up to 0.25% of the average aggregate net asset value of Class Q Shares held during the period in customer accounts for which USBS has provided services under an agreement. In addition, BISYS has agreed to pay USBS a monthly fee, computed at the annual rate of up to 0.25% of the average aggregate net asset value of Class C Shares held during the period in accounts for which USBS has arranged for the provision of Shareholder services. BISYS will be compensated by each Fund in an amount equal to its payments to USBS under each agreement with respect to the Shares of each class of that Fund.

     For the fiscal periods ended July 31, 1996 and July 31, 1995, the operational Funds paid the following fees to BISYS pursuant to the Class A
Plans:

                                                     Fiscal Period Ended
Fund                                               7/31/96        7/31/95
----                                               --------       --------
Large Companies Value Fund                         $  6,370       $    877
Small Companies Fund                               $ 13,804       $  1,111
International Fund                                 $  4,961       $      2
Optimized Fund                                     $  1,034       $      8
Intermediate Bond Fund                             $  1,329       $    426
Bond Fund                                          $    293       $      0
U.S. Treasury Fund                                 $339,102       $145,467
Money Market Fund                                  $911,085       $586,906
Tax-Free Money Market Fund                         $139,490       $ 80,020
Conservative Fund                                  $      0         N/A
Balanced Fund                                      $      0         N/A
Growth Fund                                        $      0         N/A
Aggressive Fund                                    $      1         N/A

     For the fiscal periods ended July 31, 1996 and July 31, 1995, the operational Funds paid the following fees to BISYS pursuant to the Class C
Plans:

                                                     Fiscal Period Ended
Fund                                               7/31/96        7/31/95
----                                               --------       --------
Large Companies Value Fund                         $  4,850       $  1,110
Small Companies Fund                               $  8,592       $  1,120
International Fund                                 $     64       $      0
Optimized Fund                                     $    586       $     36
Intermediate Bond Fund                             $  1,259       $    697
Bond Fund                                          $     12       $      0

    For the fiscal periods ended July 31, 1996 and July 31, 1995, the operational Funds paid the following fees to BISYS pursuant to the Class Q Plans:

                                                     Fiscal Period Ended
Fund                                               7/31/96        7/31/95
----                                               --------       --------
U.S. Treasury Fund                                 $ 70,164       $  5,559
Money Market Fund                                  $230,184       $ 12,130
Tax-Free Money Market Fund                         $  5,493       $  1,240



     All expenditures were for compensation of BISYS for its expenses incurred and its services provided as underwriter of the Shares of the Funds. In addition, for the fiscal periods ended July 31, 1996 and July 31, 1995, BISYS received $399,529 and $73,923, respectively, in aggregate commissions from the sale of Class A Shares, of which BISYS retained $39,980 and $7,841, respectively, after dealer reallowances.


Custodians, Transfer Agent and Fund Accounting Services
-------------------------------------------------------

     United States National Bank of Oregon, 321 S.W. 6th, Portland, Oregon 97204, serves as custodian to the Trust with respect to all Funds other than the International Fund pursuant to a Custody Agreement dated as of July 29, 1994 and supplemented effective May 1, 1995 and April 10, 1996. The Bank of New York, One Wall Street, New York, New York 10286 serves as custodian to the Trust with respect to the International Fund pursuant to a Custody Agreement dated as of October 12, 1995. U.S. Bank and The Bank of New York perform custodial services including safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on such Funds' investments.


     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all Funds of the Trust pursuant to a Transfer Agency Agreement dated as of July 29, 1996. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Trust on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials. For such services, the Transfer Agent receives a fee equal to 0.02% of a Fund's average daily net assets for Funds with net assets of less than $30 million, or a fee based on the number of Shareholders of record for the other Funds.

     In addition, BISYS Fund Services Ohio, Inc. provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated July 29, 1996. BISYS Fund Services Ohio, Inc. receives a fee for such services, computed daily and paid periodically at an annual rate of 0.04% of the average daily net assets of each Exempt Fund, 0.03% of the average daily net assets of each Equity Fund and each of the other Income and Money Funds, and 0.01% of the average daily net assets of each of the Parent Funds, subject to certain breakpoints and minimums. Under such Agreement, BISYS Fund Services Ohio, Inc. maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with U.S. Bank and The Bank of New York, affirmation to U.S. Bank and The Bank of New York of portfolio trades and cash settlements, verification and reconciliation with U.S. Bank and The Bank of New York of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Auditors
--------


     The firm of Deloitte & Touche LLP, 1700 Courthouse Plaza Northeast, Dayton, Ohio 45402 serves as independent auditors for the Trust. Its services comprise auditing the Trust's financial statements and advising the Trust as to certain accounting and tax matters.


Legal Counsel
-------------


     Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------



     The Trust is a Massachusetts business trust. The Trust was organized on May 19, 1994, and the Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 19, 1994 and amended effective May 1, 1995 and April 10, 1996. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has seventeen series of Shares which represent interests in each series of the Trust. The Shares of the Parent Funds are offered in two classes: Class A Shares and Class Y Shares. The Shares of each of the Equity and Income Funds of the Trust, other than the Money Funds, are offered in three separate classes: Class A Shares, Class C Shares and Class Y Shares. Shares of the Money Funds are also offered in three separate classes:
Class A Shares, Class Q Shares and Class Y Shares. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     The amount of dividends payable with respect to Class Q and Class Y Shares will exceed dividends on Class A and Class C Shares as a result of the Plan fees applicable to Class A and Class C Shares and because Class A and Class C Shares may bear additional retail transfer agency expenses. The amount of dividends payable with respect to Class Y Shares will also exceed dividends on Class Q Shares as a result of the Plan fees applicable to Class Q Shares.

     Each Fund intends to seek a ruling from the Internal Revenue Service ("IRS") to the effect that differing distributions among the classes of its Shares will not result in the Fund's dividends and other distributions being regarded as "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"). Generally, a preferential dividend is a dividend which a Fund cannot treat as having been distributed for purposes of determining (i) whether the Fund qualifies as a regulated investment company ("RIC") for federal tax purposes and (ii) the Fund's tax calculations. In order to qualify as a RIC, each Fund must satisfy certain requirements, including an income distribution requirement. If a Fund so qualifies, it generally will not be subject to federal tax on income timely distributed to Shareholders, and distributions from the Fund may qualify as capital gain dividends or exempt-interest dividends, generally depending on the type of income generated by the Fund. While similar rulings have been issued previously by the IRS, complete assurance cannot, of course, be given that the Funds will actually receive such rulings. Although an adverse determination by the IRS is not currently expected, the Funds may be required to reassess their multiple class share structure (and reserve the right to do so) were the IRS not to rule favorably since that could impact on the Funds' ability to qualify as RICs. In addition, were the IRS not to rule favorably, each Fund might make additional distributions (which could carry interest and interest-related charges to the Fund) if doing so would assist the Funds in complying with their general practice of distributing sufficient income to reduce or eliminate U.S. federal taxes.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

     As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders
----------------------




     As of November 15, 1996, the Trustees and officers of the Trust as a group owned beneficially, directly or indirectly, less than one percent of the outstanding Shares of the Trust and each of its Funds.

     The following tables indicate each additional person known by the Funds to own beneficially 5% or more of each class of Shares of the Funds as of November 15, 1996:

                             LARGE COMPANIES FUND
                             --------------------


CLASS C
-------


                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              ------------------            ---------

Peggy and Henry Baker                    3,794.48             6.91%
P.O. Box 809
Mulino, OR 97042

IRA of Edward Kane                       3,002.63             5.47%
65 Park Meadow LP N.E.
Keizer, OR 97303

IRA of Doris Miles                       3,082.19             5.61%
151 North Bonair Road
Zillah, WA 98953

Sam Volpentest Living                    5,431.53             9.89%
Trust
365 Quailwood Place
Richland, WA  99352

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              ------------------            ---------

Qualivest Allocated
Balanced Fund                        1,037,621.05              9.89%
c/o U.S. Bank of Oregon
111 S.W. Fifth Avenue
Portland, OR 97208

TELCO                                1,131,108.67             10.78%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                           7,652,482.23             72.92%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

                             SMALL COMPANIES FUND
                             --------------------


CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Charles G. Koch                         67,485.46              8.47%
4111 East 37th Street North
Wichita, KS 67220


CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Unit & Co.                        20,247,503.57               91.56%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204


                                OPTIMIZED FUND
                                --------------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------


IRA of Michael Zimmerman               6,955.27               5.24%
1375 Military Way
Salt Lake City, UT 84103

CLASS C
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Elmer and Norma Benson                     605.92              6.47%
3641 Dayton Road
Pasco, WA  99301

Niki Albright                              555.31              5.93%
594 N.E. 79th Street
Seattle, WA  98115

IRA of Anne Bobinac                      1,093.55             11.69%
P.O. Box 1262
Freelan, WA  98249

SAR SEP IRA of                             869.27              9.29%
Richard Sturtevant
2431 Birch Road
Pasco, WA  99301

IRA of Juan Olivos                         592.64              6.33%
131 W. Morton
Walla Walla, WA 99362

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Unit & Co.                          16,227,526.66              89.84%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

                              INTERNATIONAL FUND
                              ------------------

CLASS A
-------
                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------


Dahlgren Logging, Inc.                   9,751.35              6.01%
1666 Bogahiel Way
Forks, WA 98331


CLASS C
-------
                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

David and Julie Hathaway                   563.90             33.55%
540 N. Newport
Mesa, WA  99340

IRA of Elizabeth Sidman                     93.63              5.57%
3227 N.W. Lurey Terrace
Portland, OR 97210

IRA of Bobby Williams                      415.48             24.72%
928 Thornton
Sunnyside, WA 98944

Ryan R. Mullen                             238.62             14.19%
1611 Richview Drive
Pasco, WA 99301


CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                2,213,156.56             15.36%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                          10,272,230.44             71.31%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Qualivest Allocated
Balanced Fund                          859,800.11              5.97%
c/o U.S. Bank of Oregon
555 S.W. Fifth Avenue
Portland, OR 97208

                            INTERMEDIATE BOND FUND
                            ----------------------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Maurice C. Sayre Living Trust             4,889.54             6.99%
207 Robie Drive
Auburn, CA 95603

IRA of Robert Shugert                     4,535.40             6.49%
1706 W. Fairview Drive
Spokane, WA  99218

IRA of Pamela Kay Crary                   4,226.10             6.04%
1080 Humorist Road
Pasco, WA 99801

CLASS C
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Pacific Interstate Const., Inc.             579.66             5.24%
P.O. Box 67
Hillsboro, OR 97123

Allan Goforth                               864.27             7.81%
P.O. Box 125
Williams, CA  95987

IRA of Stephen Springer                   1,823.93            16.47%
10265 Gould Avenue
Tillamook, OR  97141

IRA of James Fjelland                     1,964.67            17.74%
2579 Pinehurst Drive
McMinville, OR  97128

IRA of Donald Small                       3,990.60            36.04%
565 S. Frisco Drive
Elko, NV 89801

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                1,185,641.70              6.89%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                          14,606,445.88             84.98%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Qualivest Allocated
Balanced Fund                          927,379.81              5.39%
c/o U.S. Bank of Oregon
111 S.W. Fifth Avenue
Portland, OR 97208

                                   BOND FUND
                                   ---------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)

----------------              --------------------          ----------

Harry Yager                               4,427.34             10.24%
802 South Liberty
Burns, OR 97720

IRA of Robert Shugert                     4,540.92             10.50%
1706 West Fairview Drive
Spokane, WA 99218

Wheel Leasing
Peter E. Werner Profit Sharing Plan       3,406.54              7.88%
1765 S.W. Parkway Drive
Redmond, OR 97756

Maurice C. Sayre Living Trust             4,909.27             11.35%
207 Robie Drive
Auburn, CA 95603

Martha Obeirne                            3,414.63              7.90%
P.O. Box 174
Rockaway, OR 97136

Gene and Terry Strehlou                   5,650.14             13.07%
1350 2nd Street
Columbia City, OR 97018





                             AMOUNT OF BENEFICIAL          PERCENT OF
CLASS C                      OWNERSHIP (SHARES)            CLASS (%)
-------                      --------------------          ----------

Stephanie Louise Iholts Trust            1,072.11             47.33%
3443 Airport Road
Vale, OR 97918

IRA of Bobby Williams                      607.64             26.83%
928 Thornton
Sunnyside, WA 98944

IRA of David Christenson                   381.81             16.86%
1708 Libra Street
Newbery, OR 97132

IRA of Elizabeth Sidman                    214.62              9.47%
3227 N.W. Lurey Terrace
Portland, OR 97210

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                 3,268,237.75            15.94%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                           15,042,488.04            73.36%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Qualivest Allocated Balanced Fund     1,466,545.76             7.15%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204



                               MONEY MARKET FUND
                               -----------------

CLASS Q
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Norwest Packing Company              9,551,089.73              6.20%
P.O. Box 30
Vancouver, WA 98666

Western Wireless Corp.               9,627,718.48              6.25%
2001 N.W. Sammamish Road
Issaquah, WA 98027

Samis Foundation                     8,278,037.11              5.38%
1910 Fairview Avenue East
Seattle, WA 98102

Violet Diamond Trust                10,900,000.00              7.08%
3629 West Mercer Way
Mercer Island, WA 98040


CLASS Y
-------

TELCO                              110,488,435.23             99.99%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR 97204

                          TAX-FREE MONEY MARKET FUND
                          --------------------------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Charlotte Keys 1993 Trust            1,689,311.70              5.17%
Bennet, Blockmain & Howard
Spokane, WA 99201

CLASS Q
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

David Taylor, Jr.                      241,956.93              8.00%
5801 Third Avenue South
Seattle, WA  98108

Washigton Asphalt Company              646,072.33             21.37%
P.O. Box 7
Bellevue, WA 98008

Grabhorn, Inc.                         338,453.87             11.20%
Post Closure Fund
14930 S.W. Vandermust
Beaverton, OR 97007

John and Kusuman Titus               1,254,487.65             41.50%
23405 164th Avenue S.E.
Kent, WA 98042

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                2,362,768.01             99.41%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

                              U.S. TREASURY FUND
                              ------------------


CLASS Q
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

ASANTE
2650 Siskiyou Blvd.                  3,351,781.77              7.90%
Suite 200
Medford, OR 97504

CAIC/TIG Trust                      10,669,085.66             25.13%
2150 Professional Drive
Suite 170
Roseville, CA 95661

TELCO                                1,793,621.09             99.14%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

                                AGGRESSIVE FUND
                                ---------------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Charles and Judith Knielen               9,855.01             10.60%
13628 S. Newera Road
Oregon City, OR 97045

IRA of Carol Ann Hunter                  6,380.95              6.84%
4157 133rd Avenue S.E.
Portland, OR 97214

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                   67,564.51              7.24%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                             866,041.78             92.76%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

                                  BALANCED FUND
                                  -------------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Lasko Printing Specialties,             10,358.05              5.77%
Inc. EMP Profit Sharing &
Money Purchase Plan
1037 South Ash Street
Portland, OR 97214

IRA of James Graf                       12,652.19              7.04%
6940 N.W. Bert
Forest Grove, OR 97116

Julian and Marguerite Bowen              9,689.92              5.40%
20828 Auburn Black Diamond Rd.
Auburn, WA 98092

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                   369,772.58             6.26%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                            5,520,910.35             93.72%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

                                  GROWTH FUND
                                  -----------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Conrad Grabow                           13,122.42              6.16%
1223 A East Village Lane
Bellingham, WA 98226

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                   559,238.15            47.10%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                              628,187.24            52.90%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

                               CONSERVATIVE FUND
                               -----------------

CLASS A
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

Floyd and Lyn Walden                     2,935.42              5.51%
2510 East 3800 North
Twin Falls, ID 83301

Marguerite M. Smith                      3,289.47              6.18%
1929 Grand Prairie Road S.E.
Albany, OR 97321

Clifford and Mildred Youngman            8,654.75             16.25%
P.O. Box 833
Coeur D'Alene, ID 83816

Emma Adams                               2,819.55              5.29%
983 North 600 West
Paul, ID 83347

Carlos Mandilag                          4,847.00              9.10%
3433 N.E. 73rd Avenue
Portland, OR 97213

Ruth Maisel                              2,790.70              5.24%
3308 East 11th Avenue, Apt. C208
Spokane, WA 99203

IRA of Judith McCormick                  4,299.48              8.07%
12851 S.E. Marsh Road
Sandy, OR 97055

IRA of Ralph Grimmett                    3,779.19              7.10%
1123 3rd Avenue South
Portland, OR 97213

CLASS Y
-------

                              AMOUNT OF BENEFICIAL          PERCENT OF
NAME AND ADDRESS              OWNERSHIP (SHARES)            CLASS (%)
----------------              --------------------          ----------

TELCO                                  574,647.14              66.87%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204

Unit & Co.                             284,737.19              33.13%
c/o U.S. Bank of Oregon
555 S.W. Oak
Portland, OR  97204


Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information
--------------------------

     The following discussion sets forth additional information summarizing certain U.S. federal tax considerations incident to an investment in a Fund.

     Taxation of the Funds.  Each Fund intends to qualify and elect to be
     ---------------------
treated as a RIC under Subchapter M of the Code. If so qualified, a Fund generally will not be subject to federal income tax to the extent it distributes its investment company taxable income (which includes interest on taxable investments and the excess of net short-term capital gains over net long-term capital losses) and net capital gains (the excess of net long-term capital gains over net short-term capital losses) to Shareholders in a timely manner. To qualify as a RIC, a Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or curren-cies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely:
(i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other RICs).
Additionally, a Fund must, for each taxable year, distribute to Shareholders at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest income.

     The Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no regulations have been issued.

     Amounts, other than tax-exempt interest, not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses or tax-exempt interest) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all taxable ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be treated as received by Shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are actually received.

     Options, Futures and Foreign Currency Forward Contracts.  Some of the
     -------------------------------------------------------
options, futures and foreign currency forward contracts in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     The transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to Shareholders.

     The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

     The 30% Limitation and the diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures and forward contracts.

     Currency Fluctuations -- "Section 988" Gains or Losses.  Gains or losses
     ------------------------------------------------------
attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund Shares.

     Investments in Passive Foreign Investment Companies.  A Fund may invest in
     ---------------------------------------------------
shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a RIC may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not invest in PFIC shares.

     Foreign Taxes.  Income received by a Fund from sources within a foreign
     -------------
country may be subject to withholding and other income or similar taxes imposed by that country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's Shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a Shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the
                                                     --- ----
foreign income and similar taxes paid by a Fund, and will be entitled either to claim a deduction (as an itemized deduction) for his pro rata share of such
                                                     --- ----
foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income taxes, subject to limitations. Foreign taxes may not be deducted by a Shareholder that is an individual in computing the alternative minimum tax. Each Shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the Shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from sources within each such country.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its Shareholders. With respect to a Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains generally will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including foreign source passive income received from a Fund. In addition, the foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals. If a Fund is not eligible to make the election described above, the foreign income and similar taxes it pays generally will reduce investment company taxable income and distributions by a Fund will be treated as United States source income.

     The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisers.

     Debt Securities Acquired at a Discount.  Some of the debt securities (with
     --------------------------------------
a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for purposes of the corporate dividends-received deduction. OID on an obligation, the interest from which is exempt from federal income tax, is not taxable.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of the recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance), the interest from which is taxable, that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     Each Fund generally will be required to distribute dividends to Shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund or by borrowing.

     Disposition of Shares.  Upon a redemption, sale or exchange of Shares of a
     ---------------------
Fund, a Shareholder will realize a taxable gain or loss depending upon the basis of the Shares. However, dispositions of Shares of the Money Funds will not give rise to a gain or loss if the relevant Fund maintains a net asset value per Share of one dollar. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder's hands and generally will be long-term or short-term, depending upon the Shareholder's holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of a Fund's Shares held by the Shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the Shareholder with respect to such Shares. Furthermore, a loss realized by a Shareholder of the Tax-Free Bond Fund on the redemption, sale or exchange of Shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the Shareholder for six months or less at the time of their disposition.

     In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a RIC, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another RIC and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

     Backup Withholding.  The Funds will be required to report to the IRS all
     ------------------
distributions of investment company taxable income and net capital gains, and the gross proceeds from the redemption of Shares, except in the case of certain exempt Shareholders. All distributions of investment company taxable income and net capital gains, and proceeds from the redemption of Fund Shares, will be subject to withholding of federal income tax at the rate of 31% ("backup withholding") in the case of nonexempt Shareholders if (1) the Shareholder fails to furnish the Fund with and to certify the Shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Shareholder or the Fund that the Shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify that he or she is not subject to backup withholding. It is not expected that the gross proceeds from redemptions of Shares of the Money Funds will be reportable to the IRS or subject to backup withholding if the Money Funds maintain a net asset value per Share of one dollar.

     The Exempt Funds.  Each Exempt Fund intends to manage its portfolio so that
     ----------------
it will be eligible to pay "exempt-interest dividends" to Shareholders. A RIC will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular federal income tax. To the extent that dividends distributed to Shareholders by an Exempt Fund are derived from such interest income and are designated as "exempt-interest dividends" by the distributing Fund, they will be excludable from a Shareholder's gross income for regular federal income tax purposes. In computing the alternative minimum tax liability of a corporation, the entire amount of exempt-interest dividends will be part of an adjustment in computing alternative minimum taxable income and will have to be taken into account for purposes of the environmental tax under Code section 59A. Shareholders are required to report the receipt of tax-exempt interest and exempt-interest dividends on their federal income tax returns. An Exempt Fund would not be suitable investments for tax-exempt institutions and may not be suitable for retirement plans qualified under the Code, including individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from receiving exempt-interest dividends, and such dividends would be ultimately taxable to the beneficiaries when distributed to them. An Exempt Fund will inform Shareholders annually as to the portion of the distributions from the Fund which constitute "exempt-interest dividends."

     Other Taxation.  Distributions and redemptions may also be subject to
     --------------
additional state, local and foreign taxes depending on each Shareholder's parti-cular situation. Non-U.S. Shareholders may be subject to U.S. tax rules that differ significantly from those summarized herein. This discussion does not purport to deal with all of the tax consequences applicable to the Funds or Shareholders (for example, a Fund may be subject to state and local taxation). Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Yields of the Money Funds
-------------------------


     Each of the standardized seven-day yields for each Money Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in that Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/base period). The net change in the account value of each Money Fund includes the value of additional Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than nonrecurring account or sales charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation. Yield for the seven-day period ended July 31, 1996 was as follows:


                                    Yield for the Seven-Day
Fund                               Period Ended July 31, 1996
----                               --------------------------

U.S. Treasury Fund
     Class A Shares                            4.56%
     Class Q Shares                            4.76%
     Class Y Shares                            4.96%

Money Fund
     Class A Shares                            4.48%
     Class Q Shares                            4.88%
     Class Y Shares                            4.88%

Tax-Free Money Market Fund
     Class A Shares                            2.46%
     Class Q Shares                            2.61%
     Class Y Shares                            2.86%

     Each of the effective yields for the Money Funds is computed by compounding the base period return, as calculated above by adding 1 to the base period return, raising the sum to a power equal to 365 divided by base period and subtracting 1 from the result. Effective yield for the seven-day period ended July 31, 1996 was as follows:


                              Effective Yield for the Seven-Day
Fund                               Period Ended July 31, 1996
----                          ---------------------------------

U.S. Treasury Fund
     Class A Shares                          4.67%
     Class Q Shares                          4.88%
     Class Y Shares                          5.08%

Money Fund
     Class A Shares                          4.57%
     Class Q Shares                          4.99%
     Class Y Shares                          4.99%

Tax-Free Money Market Fund
     Class A Shares                          2.49%
     Class Q Shares                          2.64%
     Class Y Shares                          2.90%


     Each of the 30-day yields and effective yields are calculated as described above except than the base period is 30 days rather than seven days. Yield for the 30-day period ended July 31, 1996 was as follows:


                                      Yield for the 30-Day
Fund                               Period Ended July 31, 1996
----                               --------------------------

U.S. Treasury Fund
     Class A Shares                          4.52%
     Class Q Shares                          4.66%
     Class Y Shares                          4.86%

Money Fund
     Class A Shares                          4.44%
     Class Q Shares                          4.84%
     Class Y Shares                          4.84%

Tax-Free Money Market Fund
     Class A Shares                          2.20%
     Class Q Shares                          2.32%
     Class Y Shares                          2.57%

     Effective yield for the 30-day period ended July 31, 1996 was as follows:

                                Effective Yield for the 30-Day
Fund                               Period Ended July 31, 1996
----                            ------------------------------

U.S. Treasury Fund
     Class A Shares                          4.63%
     Class Q Shares                          4.76%
     Class Y Shares                          4.97%

Money Fund
     Class A Shares                          4.54%
     Class Q Shares                          4.95%
     Class Y Shares                          4.95%

Tax-Free Money Market Fund
     Class A Shares                          2.22%
     Class Q Shares                          2.34%
     Class Y Shares                          2.60%


     The Tax-Free Money Market Fund's tax-equivalent yields are computed by dividing that portion of the Tax-Free Money Market Fund's yield which is tax-exempt by one minus the stated income tax rate and adding the result to that portion, if any, of the Tax-Free Money Market Fund's yield that is not tax-exempt. The Tax-Free Money Market Fund's tax-equivalent effective yields are computed by dividing that portion of the effective yield which is tax-exempt by one minus the stated income tax rate and adding to that result the portion, if any, of the Tax-Free Money Market Fund's effective yield that is not tax-exempt.

Yields of the Parent Funds, the Equity Funds and the Income Funds.
-----------------------------------------------------------------

     Yields of each of the Parent Funds, the Equity Funds and the Income Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata
                                       54
portion of the stated dividend rate of dividend paying portfolio securities.
The yield of each of these Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds. Yield for the 30-day period ended July 31, 1996 was as follows:


                                    Yield for the 30-Day
                                   Period Ended July 31, 1996
                                   --------------------------

                                        With           Without
Fund                               Sales Charge     Sales Charge
----                               ------------     ------------


Large Companies Value Fund
     Class A Shares                     1.52%          1.58%
     Class C Shares                     6.82%          N/A
     Class Y Shares                     1.83%          N/A

Small Companies Fund
     Class A Shares                     0.16%          0.16%
     Class C Shares                    -0.57%          N/A
     Class Y Shares                     0.43%          N/A

International Fund
     Class A Shares                     0.43%          0.43%
     Class C Shares                     N/A            N/A
     Class Y Shares                     N/A            N/A

Optimized Fund
     Class A Shares                     1.40%          1.47%
     Class C Shares                     0.72%          N/A
     Class Y Shares                     1.72%          N/A

Intermediate Bond Fund
     Class A Shares                     5.50%          5.70%
     Class C Shares                     4.95%          N/A
     Class Y Shares                     5.96%          N/A

Bond Fund
     Class A Shares                     5.78%          5.89%
     Class C Shares                     5.26%          N/A
     Class Y Shares                     6.25%          N/A

Conservative Fund
     Class A Shares                     3.49%          3.63%
     Class Y Shares                     3.76%          N/A

Balanced Fund
     Class A Shares                     3.56%          3.71%
     Class Y Shares                     2.81%          N/A

Growth Fund
     Class A Shares                     2.37%          2.47%
     Class Y Shares                     1.86%          N/A

Aggressive Fund
     Class A Shares                     1.15%          1.19%
     Class Y Shares                     0.99%          N/A



     In addition, for the Tax-Free Bond Fund, tax-equivalent yields are computed by dividing that portion of the Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding that result to that portion, if any, of the yield of that Fund which is not tax exempt.

     At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Parent Funds, the Equity Funds and the Income Funds are specifically advised that Share prices, expressed as the net asset values per Share, will vary just as yields will vary.

Calculation of Total Return
---------------------------

     Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions which are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in the Fund and (less the maximum sales charge, if any) all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per Share on the last trading day of the period; (3) assuming redemption at the end of the period; and
(4) dividing this account value for the
hypothetical investor by the initial $1,000 investment and analyzing the result for periods of less than one year. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Total return for the period ended July 31, 1996 was as follows:


                                       Average Annual Total Return for Period Ended July 31, 1996
                                   -------------------------------------------------------------------
                                             One Year                           Since Inception
                                             --------                           ------------------
                                        With           Without               With          Without
Fund                               Sales Charge     Sales Charge          Sales Charge    Sales Charge
----                               ------------     ------------          ------------    ------------
Large Companies Value Fund
     Class A Shares                      3.34%          8.17%                13.46%           16.10%(1)
     Class C Shares                      7.46%          7.46%                14.83%           14.83%(1)
     Class Y Shares                      N/A            8.57%                 N/A             16.51%(1)

Optimized Fund
     Class A Shares                      9.17%         14.36%                15.52%           19.85%(2)
     Class C Shares                     13.62%         13.62%                19.02%           19.02%(2)
     Class Y Shares                      N/A           14.56%                 N/A             20.11%(2)

International Fund
     Class A Shares                     -2.29%          2.29%                 1.94%            6.37%(3)
     Class C Shares                      1.92%          1.92%                 6.11%            6.11%(3)
     Class Y Shares                      N/A            2.56%                 N/A              6.92%(3)

Bond Fund
     Class A Shares                      0.15%          3.79%                 2.60%            5.55%(2)
     Class C Shares                     -1.37%         -1.37%                 1.57%            1.57%(2)
     Class Y Shares                      N/A            4.33%                 N/A              7.22%(2)

U.S. Treasury Fund
     Class A Shares                      N/A            4.74%                 N/A              4.86%(4)
     Class Q Shares                      N/A            4.95%                 N/A              5.06%(4)
     Class Y Shares                      N/A            5.16%                 N/A              5.28%(4)

Money Fund
     Class A Shares                      N/A            4.79%                 N/A              4.87%(1)
     Class Q Shares                      N/A            5.20%                 N/A              5.37%(5)
     Class Y Shares                      N/A            5.20%                 N/A              5.29%(1)

Tax-Free Money Market Fund
     Class A Shares                      N/A            2.81%                 N/A              2.87%(6)
     Class Q Shares                      N/A            2.96%                 N/A              3.01%(6)
     Class Y Shares                      N/A            3.22%                 N/A              3.28%(6)

Conservative Fund
     Class A Shares                      N/A             N/A                 -4.22%           -0.18%(7)
     Class Y Shares                      N/A             N/A                  N/A             -0.08%(7)

Balanced Fund
     Class A Shares                      N/A             N/A                 -6.24%           -2.31%(7)
     Class Y Shares                      N/A             N/A                  N/A             -2.21%(7)

Growth Fund
     Class A Shares                      N/A             N/A                 -6.24%           -2.32%(7)
     Class Y Shares                      N/A             N/A                  N/A             -2.52%(7)

Aggressive Fund
     Class A Shares                      N/A             N/A                 -7.28%           -3.38%(7)
     Class Y Shares                      N/A             N/A                  N/A             -3.78%(7)

_______________________________________________
(1)  From August 1, 1994 (commencement of operations).
(2)  From May 2, 1995 (commencement of operations).
(3)  From July 3, 1995 (commencement of operations).
(4)  From January 11, 1995 (commencement of operations).
(5)  From January 10, 1995 (commencement of operations).
(6)  From January 9, 1995 (commencement of operations).
(7)  From May 1, 1996 (commencement of operations).

     In addition, for the period ended July 31, 1996, total return for the Small Companies Fund and Intermediate Bond Fund was as follows:


                                       Average Annual Total Return for Period Ended July 31, 1996
                                       ----------------------------------------------------------
                                           One Year                           Five Years                    Since Inception (1)
                                           --------                           ----------                    ------------------
                                   With            Without            With             Without           With          Without
 Fund                          Sales Charge     Sales Charge      Sales Charge       Sales Charge     Sales Charge    Sales Charge
 ----                          ------------     ------------      ------------       ------------     ------------    ------------
 Small Companies Fund
    Class A Shares                  9.79%          14.93%             20.68%              21.79%          19.47%           20.13%
    Class C Shares                  N/A            13.79%             N/A                 20.78%          N/A              19.18%
    Class Y Shares                  N/A            14.94%             N/A                 22.06%          N/A              20.40%

 Intermediate Bond Fund
    Class A Shares                  0.35%           3.94%            5.73%                 6.47%          6.63%            7.07%
    Class C Shares                  N/A             3.49%             N/A                  5.65%          N/A              6.26%
    Class Y Shares                  N/A             4.15%             N/A                  4.36%          N/A              7.46%

(1) From January 1, 1988 (commencement of operations). The quoted performances of these Funds includes the performance of certain collective trust fund accounts (the "Commingled Accounts") advised by Qualivest for periods prior to the Funds' August 1, 1994 commencement of operations as investment portfolios of the Trust, which is an investment company registered under the 1940 Act. The Funds' quoted performance has been adjusted for the period prior to August 1, 1994 to reflect each Fund's expenses. The Commingled Accounts were not registered with the Securities and Exchange Commission, and therefore were not subject to the investment restrictions imposed by law on the Trust and the Funds. If the Commingled Accounts had been registered under the 1940 Act, the performance of the Commingled Accounts may have been adversely affected.


     Each Fund may also present its average annual total return, aggregate total return and yield, as the case may be, excluding the effect of a sales charge, if any.

Distribution Rates
------------------

     Each of the Parent Funds, the Equity Funds and the Income Funds may from time to time advertise current distribution rates. Distribution rates are computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share of that class. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Performance Comparisons
-----------------------


     Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios directly or through various mutual fund or market indices such as the EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in various general and financial press sources, including Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders. The Funds also may include discussions of certain attributes or benefits to be derived from relationships the Trust may enter into with retirement plan sponsors, including The Legend Group, in advertisements or sales literature.


     From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders:
(1) discussions of general economic or financial principles (such as the effects of compounding, the benefits of dollar-cost averaging, and asset allocations appropriate for various financial goals); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks;
(8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

     Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts for cash management services will reduce a Fund's effective yield to customers.

Miscellaneous
-------------

     Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding.

     The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

     The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

     The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

Financial Statements
--------------------



     The Trust's financial statements for the Funds, including the related notes thereto, dated as of July 31, 1996, are incorporated by reference in the SAI from the Annual Report of the Trust dated as of July 31, 1996. A copy of the Report delivered with this SAI should be retained for future reference.

                                    APPENDIX
                           DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

     Excerpts from Moody's description of its bond ratings are listed as follows: Aaa -judged to be the best quality and they carry the smallest degree of investment risk; Aa -judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -
             ----
interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's corporate and municipal bond ratings:

     Excerpts from S&P's description of its bond ratings are listed as follows:
AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's ratings of short-term municipal obligations:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade, or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 - denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG 2/VMIG 2 - denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 -denotes high quality, all security elements are accounted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 - denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ - denotes speculative quality, instruments in this category lack margins of protection.

Description of Moody's commercial paper ratings:

     Excerpts from Moody's commercial paper ratings are listed as follows:
Prime - 1 -issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's rating for municipal notes and short-term municipal demand obligations:

     Rating categories are as follows: SP-1 - has a very strong or strong capacity to pay principal and interest - those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 - has a satisfactory capacity to pay principal and interest; SP-3 - issues carrying this designation have a speculative capacity to pay principal and interest.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1"; A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment;
D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                   PART C
                                   ------

                             OTHER INFORMATION
                             -----------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------


          (a)  Financial Statements:  Financial statements dated as
               --------------------
               of July 31, 1996 are incorporated by reference in Part B of the Registration Statement from the Trust's Annual Report dated as of July 31, 1996 and include the following:

               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Schedules of Portfolio Investments
               Notes to Financial Statements
               Financial Highlights


          (b)  Exhibits
               --------


               (1)  (a)  Declaration of Trust dated May 19, 1994 and Amended and Restated Establishment and Designation of Series effective April 10, 1996.9


               (2)  Amended and Restated By-Laws6

               (3)  Not Applicable

               (4) Certificates for Shares are not issued. Articles II and V of the Registrant's Declaration of Trust define rights of holders of Shares.

               (5)  (a)  Form of Investment Advisory Agreement9

                    (b) Form of Amended Schedule A to the Investment Advisory Agreement9

               (6)  (a)  Form of Distribution Agreement between Registrant and The Winsbury Company5

                    (b) Form of Amended Schedule A to the Distribution Agreement between Registrant and The Winsbury Company9

                    (c) Form of Amended Schedule B to the Distribution Agreement between Registrant and The Winsbury Company9

                    (d) Form of Amended Schedule D to the Distribution Agreement between Registrant and The Winsbury Company9

                    (e) Form of Amended Schedule F to the Distribution Agreement between Registrant and The Winsbury Company6

                    (f) Form of Amended Schedule H to the Distribution Agreement between Registrant and The Winsbury Company9

               (7)  Not Applicable

               (8)  (a)  Form of Custodian Agreement between Registrant and
                         United States National Bank of Oregon3

                    (b) Form of Amended Schedule A to the Custodian Agreement between Registrant and United States National Bank of Oregon9

                    (c) Form of Amended Schedule B to the Custodian Agreement between Registrant and United States National Bank of Oregon9

                    (d) Form of Custodian Agreement between Registrant and The Bank of New York9

                    (e) Form of Custodian Agreement between United States National Bank of Oregon and The Bank of New York Trust Company of California6

                    (f)  Form of Sub-Custodian Agreement6

               (9)  (a)  Form of Management and Administration Agreement
                         between the Registrant and The Winsbury Company3

                    (b) Form of Amended Schedule A to the Management and Administration Agreement between the Registrant and The Winsbury Company9

                    (c) Form of Fund Accounting Agreement between the Registrant and The Winsbury Service Corporation3

                    (d) Form of Amended Schedule A to the Fund Accounting Agreement between the Registrant and The Winsbury Service Corporation9

                    (e) Form of Transfer Agency Agreement between the Registrant and The Winsbury Service Corporation3

                    (f) Form of Amended Schedule A to the Transfer Agency Agreement between the Registrant and The Winsbury Service Corporation9

                    (g) Form of Servicing Agreement for Class Y Shares With Respect to Shareholder Services9

                    (h) Form of Schedule A to the Servicing Agreement for Class Y Shares With Respect to Shareholder Services9

               (10) (a) Opinion of Counsel for Large Companies Fund, Small Companies Fund, Income Equity Fund, Intermediate Bond Fund, U.S. Treasury Fund, Money Market Fund, and Tax-Free Money Market Fund3

                    (b) Opinion of Counsel for Bond Fund, International Fund, and Optimized Fund6

                    (c) Opinion of Counsel for Conservative Fund, Balanced Fund, Growth Fund, and Aggressive Fund6

               (11) Independent Auditors' Consent


               (12) Not Applicable

               (13) (a)  Form of Purchase Agreement3

                    (b)  Form of Purchase Agreement for Class Q Shares5

                    (c) Form of Purchase Agreement for Bond Fund, International Fund, and Optimized Fund6

                    (d) Form of Purchase Agreement for Conservative Fund, Balanced Fund, Growth Fund, and Aggressive Fund9

               (14) Not Applicable

               (15) (a) Form of Class A Distribution and Shareholder Services Plan3

                    (b) Form of Class C Distribution and Shareholder Services Plan3

                    (c) Form of Class Q Distribution and Shareholder Services Plan5

                    (d) Form of Servicing Agreement for Class A Shares with Respect to Distribution Assistance and Shareholder Services3

                    (e) Form of Amended Schedule A to the Servicing Agreement for Class A Shares with Respect to Distribution Assistance and Shareholder Services9

                    (f) Form of Servicing Agreement for Class C Shares with Respect to Distribution Assistance and Shareholder Services3

                    (g) Form of Amended Schedule A to the Servicing Agreement for Class C Shares with Respect to Distribution Assistance and Shareholder Services9

                    (h) Form of Servicing Agreement for Class Q Shares with Respect to Distribution Assistance and Shareholder Services5

                    (i) Form of Amended Schedule A to the Servicing Agreement for Class Q Shares with Respect to Distribution Assistance and Shareholder Services6

               (16) (a)  Form of Computation of Performance Evaluations5

                    (b) Addendum A to Form of Computation of Performance Evaluations7

               (17) Financial Data Schedule (Filed as Exhibit 27)

               (18) Form of Amended Multiple Class Plan Pursuant to Rule 18f-3

               (19) (a)  Secretary's Certificate Pursuant to Rule 483(b)4

                    (b)  Powers of Attorney4
____________________

1    Filed with Registrant's initial Registration Statement on May 20,
     1994.

2 Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on July 5, 1994.

3 Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on July 22, 1994.

4 Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on November 7, 1994.

5 Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on January 6, 1995.

6 Filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on April 24, 1995.

7 Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on June 30, 1995.

8 Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on November 2, 1995.

9 Filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on April 10, 1996.




Item 25.  Persons Controlled by or Under Common Control with Registrant
--------  -------------------------------------------------------------

          Not applicable.

Item 26.  Number of Record Holders
--------  ------------------------


          As of October 31, 1996, the number of record holders of each operative series of Shares of the Registrant were as follows:

                                                    Number of
     Series                                       Record Holders
     ------                                       --------------

     Qualivest Large Companies Value Fund                674
     Qualivest Small Companies Value Fund              1,283
     Qualivest Optimized Stock Fund                      296
     Qualivest International Opportunities Fund          143
     Qualivest Intermediate Bond Fund                     83
     Qualivest Diversified Bond Fund                      53
     Qualivest U.S. Treasury Money Market Fund            13
     Qualivest Money Market Fund                          33
     Qualivest Tax-Free Money Market Fund                 11
     Qualivest Allocated Conservative Fund                32
     Qualivest Allocated Balanced Fund                   101
     Qualivest Allocated Growth Fund                     227
     Qualivest Allocated Aggressive Fund                 151






Item 27.  Indemnification
--------  ---------------

          Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit 1(a)) which is incorporated by reference herein.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser and its
--------  ------------------------------------------------------------
          Officers and Directors
          ----------------------

          The business of the Investment Adviser is summarized under "MANAGEMENT OF THE TRUST - Investment Adviser" in the
          Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference. The business or other connections of each director and officer of the Investment Adviser is currently listed in the Investment Adviser's investment adviser registration on Form ADV (File No. 801-22741) and is hereby incorporated herein by reference thereto.

Item 29.  Principal Underwriter
--------  ---------------------

          (a) BISYS Fund Services ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of The Victory Portfolios, The Highmark Group, The AmSouth Mutual Funds, The Sessions Group, The Coventry Group, The BB&T Mutual Funds Group, The American Performance Funds, The ARCH Funds, Inc., MMA Praxis Mutual Funds, The MarketWatch Funds, The Pacific Capital Funds, The Parkstone Group of Funds, The Riverfront Funds, Inc., The Summit Investment Trust, The Fountain Square Funds, The Kent Group of Funds, The HSBC Funds, The Infinity Mutual Funds, Inc., The Time Horizon Funds, Pegasus Funds, The Parkstone Advantage Funds, SBSF Funds, Inc. d.b.a. Key Mutual Funds, Inc., The Republic Funds and First Choice Funds Trust, each of which is an investment management company.

          (b)  Partners of BISYS Fund Services are as follows:

                           Positions and          Positions and
Name and Principal         Offices with           Offices with
Business Address           BISYS Fund Services    Registrant
----------------           -------------------    ----------

BISYS Fund Services, Inc.  Sole General Partner   None
3435 Stelzer Road
Columbus, Ohio  43219-3035



WC Subsidiary Corporation  Sole Limited Partner   None
3435 Stelzer Road
Columbus, Ohio  43219-3035


          (c)  Not Applicable.

Item 30.  Location of Accounts and Records
--------  --------------------------------

          The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Qualivest Capital Management, Inc., 111 S.W. Fifth Avenue, Portland, Oregon 97204 (records relating to its function as adviser for Registrant), BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as general manager, administrator and distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as transfer agent).

Item 31.  Management Services
--------  -------------------

          Not Applicable.

Item 32.  Undertakings.
--------  -------------

          (a)  Not Applicable.

          (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

          (d) Registrant undertakes to file a post-effective amendment, using financial statements of the Qualivest Large Companies Growth Fund and the Qualivest Micro Cap Value Fund, which need not be certified, within four to six months from the date on which Shares of these Funds are first sold (other than Shares sold for seed money).

                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, D.C., on this 25th day of November, 1996.


                            Qualivest Funds


                         By:             *
                            -------------------------------
                            George R. Landreth
                            President and Chief Executive Officer


                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A has been signed below by the following persons on behalf of Qualivest Funds in the capacity and on the date indicated:


     Signatures               Title               Date
     ----------               -----               ----


          *                   Trustee,        November 25, 1996
---------------------------
George R. Landreth            President and
                              Chief Executive
                              Officer


          *                   Trustee         November 25, 1996
---------------------------
David F. Jones

          *                   Trustee        November 25, 1996
---------------------------
John W. Judy


          *                   Trustee        November 25, 1996
---------------------------
Raymond H. Lung


          *                   Trustee        November 25, 1996
---------------------------
David B. Frohnmayer


          *                   Treasurer      November 25, 1996
---------------------------
Gregory T. Maddox             (Principal
                              Financial
                              Officer and
                              Comptroller)



*    By:  /s/Jeffrey L. Steele
          --------------------
          Jeffrey L. Steele
          as attorney-in-fact

* Powers of attorney are included as exhibits in Post-Effective Amendment No. 1 filed November 7, 1994.

                          EXHIBIT INDEX

Exhibit No.                     Exhibit Name
-----------                     -------------

11                              Independent Auditors' Consent

17  (Filed as Exhibit 27)       Financial Data Schedule

18                              Form of Amended Multiple Class Plan
                                Pursuant to Rule 18f-3